AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 70.92%

ASSET-BACKED SECURITIES — 7.38%**

Access Group, Inc., Series 2015-1, Class A (LIBOR USD 1-Month plus 0.70%)

3.10%	07/25/56	[1,2]	$ 18,257	$18,098

AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)

3.83%	07/25/29	[1,2,3]	35,000	35,019

BA Credit Card Trust, Series 2018-A2, Class A2

3.00%	09/15/23		140,000	142,437

Barings BDC Static CLO Ltd., Series 2019-1A, Class A1 (Cayman Islands) (LIBOR USD 3-Month plus 1.02%)

3.54%	04/15/27	[1,2,3]	65,000	65,050

Bayview Commercial Asset Trust, Series 2004-3, Class A1 (LIBOR USD 1-Month plus 0.56%)

2.96%	01/25/35	[1,2]	13,549	13,494

BlueMountain CLO Ltd., Series 2013-2A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.18%)

3.77%	10/22/30	[1,2,3]	50,000	49,974

Brazos Higher Education Authority, Inc., Series 2010-1, Class A2 (LIBOR USD 3-Month plus 1.20%)

3.72%	02/25/35	[1]	15,000	15,311

Chase Issuance Trust, Series 2012-A7, Class A7

2.16%	09/15/24		45,000	45,171

Chase Issuance Trust, Series 2015-A4, Class A4

1.84%	04/15/22		140,000	139,645

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5

2.68%	06/07/23		15,000	15,178

Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6

2.15%	07/15/21		140,000	139,984

Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.90%)

3.50%	04/15/29	[1,2,3]	50,000	49,718

Educational Funding of the South, Inc., Series 2011-1, Class A2 (LIBOR USD 3-Month plus 0.65%)

3.23%	04/25/35	[1]	3,723	3,699

Educational Funding of the South, Inc., Series 2012-1, Class A (LIBOR USD 1-Month plus 1.05%)

3.48%	03/25/36	[1]	38,027	38,077

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

Magnetite IX Ltd., Series 2014-9A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.00%)

3.58%	07/25/26	[1,2,3]	$ 28,320	$28,343

Navient Student Loan Trust, Series 2014-1, Class A3 (LIBOR USD 1-Month plus 0.51%)

2.94%	06/25/31	[1]	122,168	120,608

Navient Student Loan Trust, Series 2016-7A, Class A (LIBOR USD 1-Month plus 1.15%)

3.55%	03/25/66	[1,2]	84,237	84,643

Navient Student Loan Trust, Series 2017-2A, Class A (LIBOR USD 1-Month plus 1.05%)

3.45%	12/27/66	[1,2]	80,650	80,994

Navient Student Loan Trust, Series 2017-4A, Class A2 (LIBOR USD 1-Month plus 0.50%)

2.90%	09/27/66	[1,2]	100,000	99,831

Nelnet Student Loan Trust, Series 2014-3A, Class A (LIBOR USD 1-Month plus 0.58%)

2.98%	06/25/41	[1,2]	19,547	19,284

North Carolina State Education Authority, Series 2011-1, Class A3 (LIBOR USD 3-Month plus 0.90%)

3.67%	10/25/41	[1]	12,628	12,629

Northstar Education Finance, Inc., Series 2007-1, Class A2 (LIBOR USD 3-Month plus 0.75%)

3.33%	01/29/46	[1]	9,982	9,872

PHEAA Student Loan Trust, Series 2016-1A, Class A (LIBOR USD 1-Month plus 1.15%)

3.55%	09/25/65	[1,2]	91,199	92,063

Scholar Funding Trust, Series 2011-A, Class A (LIBOR USD 3-Month plus 0.90%)

3.48%	10/28/43	[1,2]	4,064	4,054

SLM Student Loan Trust, Series 2003-10A, Class A3 (LIBOR USD 3-Month plus 0.47%)

2.88%	12/15/27	[1,2]	66,432	66,437

SLM Student Loan Trust, Series 2003-11, Class A6 (LIBOR USD 3-Month plus 0.55%)

2.96%	12/15/25	[1,2]	65,256	65,270

SLM Student Loan Trust, Series 2004-1, Class A4 (LIBOR USD 3-Month plus 0.26%)

2.84%	10/27/25	[1]	82,515	82,145

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2005-4, Class A3 (LIBOR USD 3-Month plus 0.12%)

2.70%	01/25/27	[1]	$107,551	$106,919

SLM Student Loan Trust, Series 2005-5, Class A4 (LIBOR USD 3-Month plus 0.14%)

2.72%	10/25/28	[1]	200,472	199,077

SLM Student Loan Trust, Series 2005-8, Class A4 (LIBOR USD 3-Month plus 0.55%)

3.13%	01/25/28	[1]	50,904	50,996

SLM Student Loan Trust, Series 2007-6, Class A4 (LIBOR USD 3-Month plus 0.38%)

2.96%	10/25/24	[1]	44,800	44,791

SLM Student Loan Trust, Series 2008-5, Class A4 (LIBOR USD 3-Month plus 1.70%)

4.28%	07/25/23	[1]	149,946	151,847

SLM Student Loan Trust, Series 2008-9, Class A (LIBOR USD 3-Month plus 1.50%)

4.08%	04/25/23	[1]	56,058	56,720

SLM Student Loan Trust, Series 2011-1, Class A1 (LIBOR USD 1-Month plus 0.52%)

2.92%	03/25/26	[1]	32,335	32,334

SLM Student Loan Trust, Series 2011-2, Class A1 (LIBOR USD 1-Month plus 0.60%)

3.00%	11/25/27	[1]	7,843	7,852

SLM Student Loan Trust, Series 2013-4, Class A (LIBOR USD 1-Month plus 0.55%)

2.95%	06/25/43	[1]	7,749	7,674

TCI-Flatiron CLO Ltd., Series 2016-1, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.22%)

3.81%	07/17/28	[1,2,3]	35,000	35,024

Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 0.72%)

3.30%	07/25/26	[1,2,3]	33,065	33,038

Total Asset-Backed Securities
(Cost $2,259,645)				2,263,300

CORPORATES — 37.39%*

Banking — 7.43%

Bank of America Corp.

2.74%	01/23/22	[4]	325,000	326,535

3.00%	12/20/23	[4]	91,000	92,721

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Banking (continued)

Bank of America Corp. (GMTN)

2.37%	07/21/21	[4]	$200,000	$199,821

JPMorgan Chase & Co.

3.21%	04/01/23	[4]	200,000	204,222

(LIBOR USD 3-Month plus 0.68%)

3.20%	06/01/21	[1]	75,000	75,256

JPMorgan Chase Bank N.A. (BKNT) (LIBOR USD 3-Month plus 0.29%)

2.87%	02/01/21	[1]	250,000	250,141

Lloyds Bank PLC (United Kingdom) (MTN)

5.80%	01/13/20	[2,3]	75,000	76,344

Lloyds Banking Group PLC (United Kingdom)

2.91%	11/07/23	[3,4]	75,000	74,869

Santander UK Group Holdings PLC (United Kingdom)

3.13%	01/08/21	[3]	125,000	125,654

US Bank N.A. (BKNT)

3.05%	07/24/20		250,000	252,134

Wells Fargo & Co. (MTN)

2.63%	07/22/22		250,000	251,628

Wells Fargo & Co., Series N (MTN)

2.15%	01/30/20		100,000	99,915

Wells Fargo Bank N.A. (BKNT)

2.40%	01/15/20		250,000	250,169

				2,279,409

Communications — 1.84%

AT&T, Inc. (LIBOR USD 3-Month plus 1.18%)

3.62%	06/12/24	[1]	175,000	177,250

CCO Holdings LLC/CCO Holdings Capital Corp.

5.38%	06/01/29	[2]	18,000	18,630

Clear Channel International BV (Netherlands)

8.75%	12/15/20	[2,3]	3,000	3,079

Comcast Corp.

3.45%	10/01/21		60,000	61,756

Intelsat Jackson Holdings SA (Luxembourg)

5.50%	08/01/23	[3]	20,000	18,350

9.75%	07/15/25	[2,3]	7,000	7,175

Level 3 Financing, Inc.

5.38%	05/01/25		12,000	12,420

Sprint Capital Corp.

8.75%	03/15/32		9,000	10,417

Sprint Communications, Inc.

7.00%	03/01/20	[2]	16,000	16,440

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

3.36%	09/20/21	[2]	112,500	112,389

See accompanying notes to Schedule of Portfolio Investments.
2 / June 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)

Vodafone Group PLC (United Kingdom) (LIBOR USD 3-Month plus 0.99%)

3.59%	01/16/24	[1,3]	$125,000	$125,402

				563,308

Consumer Discretionary — 1.18%

Anheuser-Busch InBev Worldwide, Inc.

6.88%	11/15/19		75,000	76,176

BAT Capital Corp.

2.76%	08/15/22		125,000	125,237

Central Garden & Pet Co.

5.13%	02/01/28		6,000	5,895

Constellation Brands, Inc.

2.00%	11/07/19		50,000	49,894

(LIBOR USD 3-Month plus 0.70%)

3.22%	11/15/21	[1]	50,000	50,028

Molson Coors Brewing Co.

1.45%	07/15/19		55,000	54,978

				362,208

Electric — 1.48%

DTE Energy Co.

2.40%	12/01/19		50,000	50,000

Duquesne Light Holdings, Inc.

6.40%	09/15/20	[2]	100,000	104,302

NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.48%)

3.05%	05/04/21	[1]	55,000	54,999

(LIBOR USD 3-Month plus 0.55%)

3.07%	08/28/21	[1]	40,000	40,005

PNM Resources, Inc.

3.25%	03/09/21		100,000	100,834

Puget Energy, Inc.

6.50%	12/15/20		100,000	105,519

				455,659

Energy — 0.72%

Antero Resources Corp.

5.00%	03/01/25		25,000	23,187

5.13%	12/01/22		11,000	10,615

5.63%	06/01/23		15,000	14,515

Centennial Resource Production LLC

6.88%	04/01/27	[2]	6,000	6,090

Energy Transfer Operating LP

5.50%	06/01/27		12,000	13,435

Rockies Express Pipeline LLC

5.63%	04/15/20	[2]	120,000	122,550

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

Targa Resources Partners LP/Targa Resources Partners Finance Corp.

6.88%	01/15/29	[2]	$ 4,000	$4,445

Transocean Guardian Ltd. (Cayman Islands)

5.88%	01/15/24	[2,3]	6,615	6,756

Transocean Pontus Ltd. (Cayman Islands)

6.13%	08/01/25	[2,3]	5,670	5,868

Transocean Poseidon Ltd. (Cayman Islands)

6.88%	02/01/27	[2,3]	6,000	6,356

Transocean Proteus Ltd. (Cayman Islands)

6.25%	12/01/24	[2,3]	3,000	3,109

USA Compression Partners LP/USA Compression Finance Corp.

6.88%	09/01/27	[2]	5,000	5,276

				222,202

Finance — 7.45%

Air Lease Corp.

3.50%	01/15/22		65,000	66,588

BMW U.S. Capital LLC (LIBOR USD 3-Month plus 0.38%)

2.68%	04/06/20	[1,2]	60,000	60,130

Citibank N.A. (BKNT)

3.40%	07/23/21		100,000	102,160

Citigroup, Inc.

2.40%	02/18/20		40,000	40,007

2.88%	07/24/23	[4]	225,000	227,969

(LIBOR USD 3-Month plus 0.95%)

3.53%	07/24/23	[1]	30,000	30,104

Daimler Finance North America LLC

1.75%	10/30/19	[2]	50,000	49,857

Ford Motor Credit Co. LLC

2.46%	03/27/20		50,000	49,864

3.20%	01/15/21		60,000	60,378

5.75%	02/01/21		75,000	78,187

5.88%	08/02/21		50,000	52,740

(LIBOR USD 3-Month plus 0.79%)

3.23%	06/12/20	[1]	15,000	14,962

GE Capital International Funding Co. (Ireland)

2.34%	11/15/20	[3]	420,000	417,830

General Motors Financial Co., Inc.

2.35%	10/04/19		50,000	49,976

Goldman Sachs Group, Inc. (The)

2.55%	10/23/19		175,000	175,089

2.88%	10/31/22	[4]	170,000	171,094

Goldman Sachs Group, Inc. (The) (MTN) (LIBOR USD 3-Month plus 1.60%)

4.12%	11/29/23	[1]	75,000	77,080

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Morgan Stanley (LIBOR USD 3-Month plus 0.93%)

3.52%	07/22/22	[1]	$200,000	$201,317

Morgan Stanley (GMTN)

5.50%	07/24/20		100,000	103,245

(LIBOR USD 3-Month plus 0.55%)

3.10%	02/10/21	[1]	50,000	50,068

Nationwide Building Society (United Kingdom)

3.62%	04/26/23	[2,3,4]	75,000	76,422

4.36%	08/01/24	[2,3,4]	75,000	78,338

Park Aerospace Holdings Ltd. (Cayman Islands)

4.50%	03/15/23	[2,3]	50,000	51,660

				2,285,065

Food — 1.47%

Campbell Soup Co. (LIBOR USD 3-Month plus 0.50%)

2.91%	03/16/20	[1]	50,000	50,043

Conagra Brands, Inc. (LIBOR USD 3-Month plus 0.50%)

2.81%	10/09/20	[1]	60,000	59,875

Danone SA (France)

1.69%	10/30/19	[2,3]	50,000	49,872

Kraft Heinz Foods Co. (LIBOR USD 3-Month plus 0.42%)

2.98%	08/09/19	[1]	75,000	75,025

Mondelez International Holdings Netherlands BV (Netherlands)

1.63%	10/28/19	[2,3]	50,000	49,859

Post Holdings, Inc.

5.50%	12/15/29	[2]	18,000	18,113

Smithfield Foods, Inc.

2.70%	01/31/20	[2]	100,000	99,820

Tyson Foods, Inc. (LIBOR USD 3-Month plus 0.45%)

2.97%	08/21/20	[1]	50,000	49,988

				452,595

Gaming — 0.07%

Churchill Downs, Inc.

4.75%	01/15/28	[2]	10,000	10,097

5.50%	04/01/27	[2]	10,000	10,475

				20,572

Health Care — 5.06%

AbbVie, Inc.

3.75%	11/14/23		125,000	130,229

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Allergan Funding SCS (Luxembourg)

3.45%	03/15/22	[3]	$50,000	$51,069

Allergan Sales LLC

5.00%	12/15/21	[2]	40,000	41,995

Anthem, Inc.

2.25%	08/15/19		75,000	74,975

Bausch Health Americas, Inc.

9.25%	04/01/26	[2]	5,000	5,613

Bausch Health Cos., Inc. (Canada)

5.75%	08/15/27	[2,3]	10,000	10,535

Bayer U.S. Finance II LLC

2.13%	07/15/19	[2]	35,000	34,992

2.75%	07/15/21	[2]	90,000	90,093

Bayer U.S. Finance LLC

2.38%	10/08/19	[2]	35,000	34,943

Becton Dickinson and Co.

2.68%	12/15/19		50,000	50,203

Bristol-Myers Squibb Co. (LIBOR USD 3-Month plus 0.20%)

2.72%	11/16/20	[1,2]	150,000	150,047

Centene Corp.

5.38%	06/01/26	[2]	5,000	5,256

5.63%	02/15/21		10,000	10,200

CHS/Community Health Systems, Inc.

8.00%	03/15/26	[2]	4,000	3,870

8.63%	01/15/24	[2]	3,000	3,026

Cigna Corp. (LIBOR USD 3-Month plus 0.65%)

3.06%	09/17/21	[1,2]	100,000	100,046

CVS Health Corp.

4.00%	12/05/23		125,000	131,404

(LIBOR USD 3-Month plus 0.72%)

3.17%	03/09/21	[1]	32,000	32,152

Fresenius Medical Care U.S. Finance II, Inc.

5.63%	07/31/19	[2]	75,000	75,142

HCA, Inc.

5.00%	03/15/24		5,000	5,453

5.88%	02/01/29		7,000	7,683

6.50%	02/15/20		175,000	179,530

Hologic, Inc.

4.63%	02/01/28	[2]	2,000	2,033

Humana, Inc.

2.63%	10/01/19		50,000	50,019

Roche Holdings, Inc.

2.25%	09/30/19	[2]	75,000	74,956

Shire Acquisitions Investments Ireland DAC (Ireland)

1.90%	09/23/19	[3]	100,000	99,851

See accompanying notes to Schedule of Portfolio Investments.
4 / June 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Tenet Healthcare Corp.

4.38%	10/01/21		$10,000	$10,175

4.63%	07/15/24		10,000	10,163

4.75%	06/01/20		17,000	17,149

6.00%	10/01/20		8,000	8,260

WellCare Health Plans, Inc.

5.38%	08/15/26	[2]	10,000	10,650

Zimmer Biomet Holdings, Inc. (LIBOR USD 3-Month plus 0.75%)
3.17%	03/19/21	[1]	40,000	39,971

				1,551,683

Industrials — 1.36%

BAE Systems Holdings, Inc.

2.85%	12/15/20	[2]	100,000	100,421

Bemis Co., Inc.

6.80%	08/01/19	[2]	50,000	50,035

Berry Global Escrow Corp.

4.88%	07/15/26	[2]	6,000	6,143

Clean Harbors, Inc.

5.13%	06/01/21		6,000	6,018

General Electric Co. (GMTN)

5.50%	01/08/20		50,000	50,697

General Electric Co. (MTN)

5.55%	05/04/20		45,000	46,150

(LIBOR USD 3-Month plus 0.38%)

2.95%	05/05/26	[1]	30,000	27,339

(LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[1]	75,000	56,090

United Technologies Corp. (LIBOR USD 3-Month plus 0.65%)

3.17%	08/16/21	[1]	75,000	75,048

				417,941

Information Technology — 0.33%

Analog Devices, Inc.

2.85%	03/12/20		40,000	40,124

Broadcom Corp./Broadcom Cayman Finance Ltd.

2.38%	01/15/20		55,000	54,871

SS&C Technologies, Inc.

5.50%	09/30/27	[2]	6,000	6,236

				101,231

Insurance — 0.10%

Allstate Corp. (The) (LIBOR USD 3-Month plus 0.43%)

2.76%	03/29/21	[1]	30,000	30,063

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Materials — 0.66%

Georgia-Pacific LLC

2.54%	11/15/19	[2]	$ 50,000	$50,009

5.40%	11/01/20	[2]	50,000	52,047

International Flavors & Fragrances, Inc.

3.40%	09/25/20		100,000	101,090

				203,146

Real Estate Investment Trust (REIT) — 5.76%

Alexandria Real Estate Equities, Inc.

2.75%	01/15/20		65,000	65,034

American Campus Communities Operating Partnership LP

3.35%	10/01/20		90,000	90,832

Boston Properties LP

4.13%	05/15/21		150,000	154,442

5.63%	11/15/20		15,000	15,553

Camden Property Trust

2.95%	12/15/22		55,000	56,050

Essex Portfolio LP

3.63%	08/15/22		100,000	103,047

5.20%	03/15/21		50,000	51,941

GLP Capital LP/GLP Financing II, Inc.

4.38%	04/15/21		85,000	86,689

4.88%	11/01/20		30,000	30,546

HCP, Inc.

2.63%	02/01/20		100,000	100,025

Healthcare Trust of America Holdings LP

3.38%	07/15/21		125,000	127,021

Kimco Realty Corp.

3.40%	11/01/22		100,000	102,909

Liberty Property LP

4.75%	10/01/20		125,000	127,854

MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.

4.50%	01/15/28		6,000	5,985

National Retail Properties, Inc.

3.80%	10/15/22		75,000	77,742

SL Green Operating Partnership LP (LIBOR USD 3-Month plus 0.98%)

3.50%	08/16/21	[1]	100,000	100,038

UDR, Inc.

3.70%	10/01/20		100,000	101,399

Ventas Realty LP/Ventas Capital Corp.

2.70%	04/01/20		50,000	50,187

WEA Finance LLC

3.15%	04/05/22	[2]	50,000	50,847

WEA Finance LLC/Westfield UK & Europe Finance PLC

2.70%	09/17/19	[2]	115,000	114,974

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

Welltower, Inc.

3.75%	03/15/23		$100,000	$104,214

4.95%	01/15/21		50,000	51,590

				1,768,919

Retail — 0.68%

Alimentation Couche-Tard, Inc. (Canada)

2.35%	12/13/19	[2,3]	50,000	49,949

2.70%	07/26/22	[2,3]	30,000	30,070

Dollar Tree, Inc. (LIBOR USD 3-Month plus 0.70%)

3.29%	04/17/20	[1]	55,000	55,007

eG Global Finance PLC (United Kingdom)

6.75%	02/07/25	[2,3]	13,000	12,931

Rite Aid Corp.

6.13%	04/01/23	[2]	20,000	16,950

Walgreens Boots Alliance, Inc.

2.70%	11/18/19		45,000	44,988

				209,895

Services — 0.47%

IHS Markit Ltd. (Bermuda)

5.00%	11/01/22	[2,3]	35,000	37,257

Matthews International Corp.

5.25%	12/01/25	[2]	6,000	5,917

Total System Services, Inc.

3.80%	04/01/21		100,000	101,882

				145,056

Transportation — 1.33%

American Airlines Pass-Through Trust, Series 2013-2, Class A

4.95%	01/15/23		178,714	187,087

Continental Airlines Pass-Through Trust, Series 2000-1, Class A1

8.05%	11/01/20		28,081	28,564

Continental Airlines Pass-Through Trust, Series 2000-2, Class A1

7.71%	04/02/21		15,095	15,737

Delta Air Lines Pass-Through Trust, Series 2009-1, Class A

7.75%	12/17/19		96,919	99,070

U.S. Airways Pass-Through Trust, Series 2001-1, Class G

7.08%	03/20/21		22,855	23,995

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Transportation (continued)

U.S. Airways Pass-Through Trust, Series 2012-1, Class A

5.90%	10/01/24		$47,708	$52,721

				407,174

Total Corporates
(Cost $11,385,127)				11,476,126

MORTGAGE-BACKED — 25.26%**

Non-Agency Commercial
Mortgage-Backed — 8.92%

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class D

5.07%	09/11/42	[4]	100,000	102,111

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AAB

2.61%	09/10/45		90,262	90,805

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class AAB

2.69%	04/10/46		96,166	96,789

Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB

2.98%	04/10/48		90,000	92,201

Commercial Mortgage Trust, Series 2006-GG7, Class AM

5.83%	07/10/38	[4]	12,227	12,311

Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)

1.91%	10/15/45	[4]	365,170	17,410

Commercial Mortgage Trust, Series 2013-CR11, Class ASB

3.66%	08/10/50		18,260	18,782

Commercial Mortgage Trust, Series 2013-CR13, Class XA (IO)

0.96%	11/10/46	[4]	565,350	17,365

Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)

1.37%	03/10/46	[4]	1,799,932	64,283

Commercial Mortgage Trust, Series 2013-LC6, Class XB (IO)

0.47%	01/10/46	[2,4]	1,750,000	22,584

Commercial Mortgage Trust, Series 2015-CR25, Class XA (IO)

1.05%	08/10/48	[4]	2,897,545	121,623

Core Industrial Trust, Series 2015-CALW, Class A

3.04%	02/10/34	[2]	47,434	48,895

Core Industrial Trust, Series 2015-TEXW, Class A

3.08%	02/10/34	[2]	49,625	50,856

See accompanying notes to Schedule of Portfolio Investments.
6 / June 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

DBRR Trust, Series 2011-LC2, Class A4A

4.54%	07/12/44	[2,4]	$ 359,556	$371,933

DBUBS Mortgage Trust, Series 2011-LC1A, Class A2

4.53%	11/10/46	[2]	662	661

DBUBS Mortgage Trust, Series 2011-LC1A, Class A3

5.00%	11/10/46	[2]	80,000	82,239

Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A

5.40%	12/13/28	[2]	42,305	44,299

GRACE Mortgage Trust, Series 2014-GRCE, Class A

3.37%	06/10/28	[2]	40,000	40,955

GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)

1.48%	08/10/43	[2,4]	537,634	5,093

GS Mortgage Securities Trust, Series 2010-C2, Class A1

3.85%	12/10/43	[2]	8,847	8,921

GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4

3.38%	05/10/45		72,764	74,099

GS Mortgage Securities Trust, Series 2013-GC12, Class XA (IO)

1.56%	06/10/46	[4]	957,092	40,994

JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A5

3.66%	07/15/45		80,000	83,989

JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class XA (IO)

0.93%	01/15/47	[4]	1,754,771	52,010

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA (IO)

1.17%	08/15/47	[4]	199,335	8,045

JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class ASB

3.29%	01/15/48		85,000	87,281

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CIBC11, Class C

5.74%	08/12/37	[4]	84,763	84,977

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3

4.17%	08/15/46		71,059	73,414

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB

3.14%	05/15/45		101,459	103,010

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)

1.40%	04/15/46	[4]	$1,515,889	$61,953

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA (IO)

1.25%	01/15/49	[4,5,6]	964,129	40,757

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL (IO)

0.77%	09/15/39	[2,4]	550,670	5,901

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB

3.82%	10/15/46		48,860	50,363

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class ASB

3.56%	11/15/46		22,773	23,373

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class ASB

3.48%	08/15/47		110,000	113,519

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class ASB

3.33%	12/15/47		80,000	82,417

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XA (IO)

1.06%	03/15/48	[4]	1,437,421	57,942

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class ASB

3.32%	10/15/48		80,000	82,461

Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A

2.20%	09/13/31	[2]	60,000	59,961

Morgan Stanley Capital I Trust, Series 2011-C3, Class A3

4.05%	07/15/49		43,092	43,051

UBS Commercial Mortgage Trust, Series 2018-C12, Class A1

3.29%	08/15/51		78,977	80,841

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)

0.31%	08/10/49	[2,4,5,6]	3,000,000	21,915

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA (IO)

0.97%	02/15/44	[2,4]	1,734,335	17,690

WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3

4.00%	03/15/44	[2]	18,790	18,902

WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)

1.89%	11/15/44	[2,4]	1,929,517	59,082

				2,738,063

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 7

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed — 5.80%
Aames Mortgage Investment Trust,
Series 2005-4, Class M2 (LIBOR USD 1-Month plus 0.74%)
3.14%	10/25/35	[1]	$142,337	$142,540
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R3, Class M2 (LIBOR USD 1-Month plus 0.71%)
3.11%	05/25/35	[1]	14,574	14,589
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2 (LIBOR USD 1-Month plus 0.14%)
2.54%	09/25/36	[1]	26,782	26,251
Banc of America Funding Trust,
Series 2006-G, Class 2A4 (LIBOR USD 1-Month plus 0.58%)
2.96%	07/20/36	[1]	51,481	51,784
Banc of America Funding Trust,
Series 2014-R7, Class 1A1 (LIBOR USD 1-Month plus 0.15%)
2.55%	05/26/36	[1,2]	103,337	100,301
BCAP LLC Trust, Series 2012-RR11, Class 2A3
2.55%	08/26/36	[2,4]	1,661	1,668
Bear Stearns ALT-A Trust, Series 2004-11, Class 1A1 (LIBOR USD 1-Month plus 0.68%)
3.08%	11/25/34	[1]	638	640
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2 (LIBOR USD 1-Month plus 0.28%)
2.68%	01/25/37	[1]	61,229	61,024
Citigroup Mortgage Loan Trust,
Series 2006-HE1, Class M2 (LIBOR USD 1-Month plus 0.51%)
2.91%	01/25/36	[1]	4,328	4,341
Countrywide Asset-Backed Certificates,
Series 2007-13, Class 2A1 (LIBOR USD 1-Month plus 0.90%)
3.30%	10/25/47	[1]	106,344	104,357
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
3.00%	05/25/35	[1]	72,579	67,968
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 08/25/19)
3.95%	01/25/33		11,593	11,934

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5,
Class M1 (LIBOR USD 1-Month plus 1.02%)
3.42%	11/25/33	[1]	$ 15,739	$15,646
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A (LIBOR USD 1-Month plus 0.74%)
3.13%	07/19/44	[1]	4,370	4,468
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3 (LIBOR USD 1-Month plus 0.28%)
2.99%	03/25/36	[1]	120,000	114,397
GMACM Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
4.21%	04/19/36	[4]	108,361	99,485
GSAA Home Equity Trust, Series 2005-8, Class A4
(LIBOR USD 1-Month plus 0.27%)
2.67%	06/25/35	[1]	30,623	30,703
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
5.08%	07/19/35	[4]	1,340	1,223
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A (LIBOR USD 1-Month plus 0.34%)
2.72%	06/20/35	[1]	115,190	115,095
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 2A4 (LIBOR USD 1-Month plus 0.30%)
2.70%	12/25/35	[1]	66,208	65,675
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A (LIBOR USD 1-Month plus 0.86%)
3.26%	08/25/34	[1]	8,676	8,196
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A (LIBOR USD 1-Month plus 0.21%)
2.61%	05/25/46	[1]	84,451	80,634
IndyMac Index Mortgage Loan Trust, Series 2007, Class AR1
3.83%	06/25/37	[4]	88,824	75,486
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4 (LIBOR USD 1-Month plus 0.16%)
2.56%	06/25/36	[1]	20,046	19,948
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1 (LIBOR USD 1-Month plus 0.56%)
2.96%	10/25/34	[1]	100,360	96,012

See accompanying notes to Schedule of Portfolio Investments.
8 / June 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Option One Mortgage Loan Trust, Series 2005-4, Class M1 (LIBOR USD 1-Month plus 0.44%)

2.84%	11/25/35	[1]	$111,851	$112,308

Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2

8.50%	11/25/31		4,097	635

Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3 (LIBOR USD 1-Month plus 0.55%)

2.95%	09/25/35	[1]	100,000	100,706

Soundview Home Loan Trust, Series 2006-2, Class M1 (LIBOR USD 1-Month plus 0.33%)

2.73%	03/25/36	[1]	45,387	45,201

Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1 (LIBOR USD 1-Month plus 0.23%)

2.63%	02/25/36	[1]	94,287	85,881

Terwin NIMs Trust, Series 2004-13AL, Class 2PX (IO)

0.34%	08/25/34	[2,5,6]	2,872,446	46,315

WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A (Federal Reserve US 12-Month Cumulative Average plus 1.40%)

3.90%	06/25/42	[1]	3,483	3,447

Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1 (LIBOR USD 1-Month plus 0.45%)

2.85%	10/25/35	[1]	46,651	47,012

Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1

4.69%	09/25/33	[4]	18,593	18,772

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class 1A1

4.87%	07/25/34	[4]	5,678	5,551

				1,780,193

U.S. Agency Commercial
Mortgage-Backed — 7.56%

Fannie Mae-Aces, Series 2014-M2, Class ASV2

2.78%	06/25/21	[4]	12,426	12,512

Fannie Mae-Aces, Series 2015-M4, Class X2 (IO)

0.48%	07/25/22	[4]	12,526,706	109,165

Fannie Mae-Aces, Series 2016-M9, Class FA (LIBOR USD 1-Month plus 0.59%)

3.03%	09/25/23	[1]	14,248	14,223

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A (LIBOR USD 1-Month plus 0.36%)

2.79%	08/25/24	[1]	$31,215	$31,193

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X1 (IO)

0.34%	04/25/23	[4]	8,197,689	64,861

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class X1 (IO)

0.42%	07/25/23	[4]	6,050,507	68,087

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K044, Class X1 (IO)

0.87%	01/25/25	[4]	1,462,642	49,613

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K093, Class XAM (IO)

1.19%	05/25/29	[4]	330,000	34,543

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K732, Class X3 (IO)

2.25%	05/25/46	[4]	250,000	28,840

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)

3.61%	06/25/41	[4]	250,000	15,795

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF04, Class A (LIBOR USD 1-Month plus 0.31%)

2.74%	06/25/21	[1]	20,382	20,377

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A (LIBOR USD 1-Month plus 0.35%)

2.78%	09/25/21	[1]	1,341	1,341

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A (LIBOR USD 1-Month plus 0.55%)

2.98%	03/25/23	[1]	178,868	178,960

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF19, Class A (LIBOR USD 1-Month plus 0.45%)

2.88%	06/25/23	[1]	244,438	244,564

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF22, Class A (LIBOR USD 1-Month plus 0.50%)

2.93%	07/25/23	[1]	165,705	165,830

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 9

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ14, Class A1

2.20%	11/25/23		$119,693	$120,319

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ16, Class A1

1.97%	04/25/22		54,490	54,455

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ20, Class A1

3.21%	10/25/24		147,459	153,741

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ24, Class A1

2.28%	05/25/26		150,000	150,330

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP03, Class A2

1.78%	07/25/19		7,401	7,403

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1 (LIBOR USD 1-Month plus 0.22%)

2.65%	07/25/20	[1]	125,000	124,953

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS05, Class A (LIBOR USD 1-Month plus 0.50%)

2.93%	01/25/23	[1]	106,656	106,778

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)

0.78%	09/25/25	[4]	3,000,000	110,052

FRESB Mortgage Trust, Series 2015-SB3, Class A3 (LIBOR USD 1-Month plus 0.55%)

2.98%	01/25/43	[1]	56,786	56,705

FRESB Mortgage Trust, Series 2016-SB15, Class A5H (LIBOR USD 1-Month plus 2.06%)

2.06%	03/25/36	[1]	80,113	80,281

FRESB Mortgage Trust, Series 2016-SB17, Class A5F

1.86%	06/25/21	[4]	218,971	217,798

FRESB Mortgage Trust, Series 2016-SB20, Class A5F

1.74%	07/25/21	[4]	78,965	78,212

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Ginnie Mae, Series 2010-140, Class IO (IO)

0.00%	10/16/43	[4]	$3,668,583	$18,720

				2,319,651

U.S. Agency Mortgage-Backed — 2.98%

Fannie Mae Pool 464321

4.36%	01/01/20		99,069	99,047

Fannie Mae Pool 468764

4.16%	07/01/21		100,000	103,758

Fannie Mae Pool 469911

3.50%	12/01/21		128,206	132,457

Fannie Mae Pool 802665 (LIBOR USD 6-Month plus 1.74%)

4.36%	12/01/34	[1]	721	733

Fannie Mae Pool AD0166

4.79%	08/01/19		59,877	60,019

Fannie Mae Pool AE0800

3.79%	12/01/20		59,636	60,826

Fannie Mae Pool AL0851

6.00%	10/01/40		3,949	4,480

Fannie Mae Pool AN2059

1.64%	07/01/21		84,519	83,893

Fannie Mae REMICS, Series 1997-91, Class SL (IO) (-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)

7.50%	11/25/23	[1]	26,295	2,815

Fannie Mae REMICS, Series 2003-11, Class FA (LIBOR USD 1-Month plus 1.00%)

3.40%	09/25/32	[1]	7,682	7,891

Fannie Mae REMICS, Series 2010-109, Class PF (LIBOR USD 1-Month plus 0.40%)

2.80%	10/25/40	[1]	6,967	6,978

Fannie Mae REMICS, Series G-36, Class ZB

7.00%	11/25/21		124	126

Freddie Mac REMICS, Series 2684, Class F (LIBOR USD 1-Month plus 0.90%)

3.29%	01/15/33	[1]	7,587	7,703

Freddie Mac REMICS, Series 4891, Class ZB

4.00%	06/15/49		160,804	160,614

Freddie Mac Strips, Series 263, Class F5 (LIBOR USD 1-Month plus 0.50%)

2.89%	06/15/42	[1]	25,192	25,305

See accompanying notes to Schedule of Portfolio Investments.
10 / June 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Ginnie Mae II Pool (TBA)

4.50%	09/20/48	$150,000	$156,316

			912,961

Total Mortgage-Backed (Cost $7,765,323)			7,750,868

U.S. TREASURY SECURITIES — 0.89%

U.S. Treasury Notes — 0.89%

2.25%	04/15/22	270,000	273,834

Total U.S. Treasury Securities (Cost $269,686)

Total Bonds – 70.92% (Cost $21,679,781)			21,764,128

		Shares	Value

MUTUAL FUNDS — 4.90%

Mutual Funds — 4.90%

SPDR S&P 500 ETF Trust[7]		5,128	1,502,504

Total Mutual Funds (Cost $1,473,946)

		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 24.18%

Money Market Funds — 6.84%

Dreyfus Government Cash Management Fund

2.26%[8]		581,000	581,000

Morgan Stanley Institutional Liquidity Funds-Government Portfolio

2.29%[8]		1,518,000	1,518,000

			2,099,000

U.S. Agency Discount Notes — 1.30%
Fannie Mae

2.14%[9]	08/12/19	200,000	199,487

Federal Home Loan Bank

2.19%[9]	08/09/19	200,000	199,523

			399,010

U.S. Treasury Bills — 16.04%

U.S. Treasury Bills

2.12%[9,10]	09/26/19	1,265,000	1,258,718

2.27%[9]	10/10/19	950,000	944,430

		Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS (continued)

U.S. Treasury Bills (continued)

2.40%[9]	07/18/19	$1,218,000	$1,216,823

2.42%[9]	07/11/19	531,000	530,716

2.43%[9]	07/25/19	975,000	973,736

			4,924,423

Total Short-Term Investments
(Cost $7,421,305)			7,422,433

Total Investments – 100.00%
(Cost $30,575,032)			30,689,065

Cash and Other Assets, Less Liabilities – 0.00%			723

Net Assets – 100.00%			$30,689,788

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $108,987, which is 0.36% of total net assets.

[7]

SPDR S &P 500 ETF Trust (the “S &P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S &P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S &P 500 Index”). Each unit of fractional undivided interest in the S &P 500 ETF is referred to as a “Unit”. The S &P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S &P 500 Index. You can access the financial statements of this ETF by going to its homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

[8]	Represents the current yield as of June 30, 2019.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,258,713.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 11

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

(ETF): Exchange-traded fund	(S&P): Standard and Poor’s
(GMTN): Global medium-term note	(SPDR): Standard and Poor’s
(IO): Interest only	Depositary Receipts
(LIBOR): London InterBank Offer	(STEP): Step coupon bond
Rate	(TBA): To be announced
(MTN): Medium-term note	(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation

FUTURES CONTRACTS: LONG POSITIONS

S&P 500 Emini Index	196	09/20/19	$28,843,850	$1,271,669	$1,271,669

See accompanying notes to Schedule of Portfolio Investments.
12 / June 2019

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 98.54%

CORPORATES — 82.27%*

Banking — 7.20%
Bank of America Corp.
3.00%	12/20/23	[1]	$ 5,000	$5,095
Bank of America Corp. (MTN)
3.97%	03/05/29	[1]	20,000	21,395
4.27%	07/23/29	[1]	15,000	16,355
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	5,199
Discover Bank (BKNT)
4.20%	08/08/23		10,000	10,619
JPMorgan Chase & Co.
3.21%	04/01/23	[1]	15,000	15,317
4.01%	04/23/29	[1]	20,000	21,504
4.20%	07/23/29	[1]	15,000	16,414
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,2]	10,000	9,983
State Street Corp.
3.78%	12/03/24	[1]	5,000	5,264
Wells Fargo & Co.
3.07%	01/24/23		5,000	5,080
Wells Fargo & Co. (MTN)
3.55%	09/29/25		10,000	10,438
3.58%	05/22/28	[1]	20,000	20,932

				163,595

Commercial Services — 0.47%
RELX Capital, Inc.
4.00%	03/18/29		10,000	10,593

Communications — 9.12%
AT&T, Inc.
3.88%	01/15/26		11,000	11,518
4.35%	06/15/45		40,000	40,120
Charter Communications Operating LLC/Charter Communi- cations Operating Capital
5.38%	05/01/47		15,000	15,835
Comcast Corp.
3.97%	11/01/47		10,000	10,516
4.00%	11/01/49		15,000	15,843
4.70%	10/15/48		8,000	9,383
Fox Corp.
4.71%	01/25/29	[3]	3,000	3,359
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[2]	5,000	6,598
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	10,000	9,655
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[3]	10,000	10,325

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)
Time Warner Cable LLC
5.50%	09/01/41		$ 3,000	$3,151
Verizon Communications, Inc.
4.02%	12/03/29	[3]	45,000	48,764
Viacom, Inc.
3.88%	04/01/24		6,000	6,254
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	[2]	5,000	5,275
Walt Disney Co. (The)
6.20%	12/15/34	[3]	8,000	10,860

				207,456

Consumer Discretionary — 3.37%
Altria Group, Inc.
5.38%	01/31/44		5,000	5,379
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48		20,000	21,455
4.75%	01/23/29		5,000	5,681
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	8,000	8,566
BAT Capital Corp.
3.56%	08/15/27		5,000	4,990
4.54%	08/15/47		5,000	4,643
Constellation Brands, Inc. (LIBOR USD 3-Month plus 0.70%)
3.22%	11/15/21	[4]	10,000	10,006
Pernod Ricard SA (France)
4.45%	01/15/22	[2,3]	5,000	5,235
Reynolds American, Inc.
4.45%	06/12/25		5,000	5,306
5.85%	08/15/45		5,000	5,393

				76,654

Electric — 10.11%
Appalachian Power Co.
4.45%	06/01/45		10,000	11,028
Consolidated Edison Co. of New York, Inc.
3.88%	06/15/47		10,000	10,390
Duke Energy Carolinas LLC
3.75%	06/01/45		40,000	41,235
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000	2,135
6.40%	09/15/20	[3]	8,000	8,344
Florida Power & Light Co.
4.13%	02/01/42		15,000	16,613
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,447
Kansas City Power & Light Co.
3.15%	03/15/23		5,000	5,151

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 13

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)
Metropolitan Edison Co.
4.30%	01/15/29	[3]	$ 4,000	$4,367
MidAmerican Energy Co.
4.25%	05/01/46		10,000	11,157
Northern States Power Co./MN
4.13%	05/15/44		10,000	10,911
PacifiCorp.
4.13%	01/15/49		30,000	33,142
PNM Resources, Inc.
3.25%	03/09/21		10,000	10,083
Public Service Co. of New Mexico
3.85%	08/01/25		5,000	5,183
Southern Co. Gas Capital Corp.
2.45%	10/01/23		13,000	12,907
Tucson Electric Power Co.
3.85%	03/15/23		10,000	10,284
Virginia Electric & Power Co., Series B
3.80%	09/15/47		20,000	20,512
Vistra Operations Co. LLC
3.55%	07/15/24	[3]	6,000	6,041

				229,930

Energy — 9.53%
Enbridge Energy Partners LP
5.50%	09/15/40		10,000	11,723
Energy Transfer Operating LP
4.95%	06/15/28		15,000	16,414
6.25%	04/15/49		5,000	5,911
EQM Midstream Partners LP
6.50%	07/15/48		8,000	8,431
EQT Corp.
3.90%	10/01/27		5,000	4,752
Hess Corp.
4.30%	04/01/27		18,000	18,687
KeySpan Gas East Corp.
5.82%	04/01/41	[3]	15,000	19,190
Kinder Morgan Energy Partners LP (MTN)
6.95%	01/15/38		15,000	19,156
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[2]	5,000	4,850
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		10,000	10,636
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	6,000	6,128
Ruby Pipeline LLC
6.00%	04/01/22	[3]	7,879	8,068
Sabine Pass Liquefaction LLC
4.20%	03/15/28		3,000	3,152

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)
5.75%	05/15/24		$10,000	$11,129
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[3]	5,000	5,556
TC PipeLines LP
3.90%	05/25/27		15,000	15,250
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	10,000	9,987
TransCanada PipeLines Ltd. (Canada)
5.00%	10/16/43	[2]	15,000	16,714
Williams Cos., Inc. (The)
3.70%	01/15/23		12,000	12,410
4.55%	06/24/24		8,000	8,617

				216,761

Finance — 9.88%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%	01/23/28	[2]	14,000	14,061
Air Lease Corp.
3.63%	12/01/27		14,000	14,092
Avolon Holdings Funding Ltd. (Cayman Islands)
3.95%	07/01/24	[2,3]	5,000	5,129
Citigroup, Inc.
2.88%	07/24/23	[1]	5,000	5,066
3.14%	01/24/23	[1]	10,000	10,176
3.67%	07/24/28	[1]	20,000	20,836
Ford Motor Credit Co. LLC
5.88%	08/02/21		20,000	21,096
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[2]	5,000	4,974
4.42%	11/15/35	[2]	19,000	18,837
General Motors Financial Co., Inc.
3.55%	04/09/21		10,000	10,149
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[1]	10,000	10,064
3.50%	11/16/26		5,000	5,127
4.22%	05/01/29	[1]	20,000	21,449
Morgan Stanley (GMTN)
3.70%	10/23/24		5,000	5,277
3.77%	01/24/29	[1]	20,000	21,000
Morgan Stanley, Series F
3.88%	04/29/24		10,000	10,606
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,2,3]	5,000	5,107
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	9,401	11,271

See accompanying notes to Schedule of Portfolio Investments.
14 / June 2019

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Raymond James Financial, Inc.
3.63%	09/15/26		$10,000	$10,293

				224,610

Food — 1.86%
Campbell Soup Co. (LIBOR USD 3-Month plus 0.50%)
2.91%	03/16/20	[4]	10,000	10,009
Conagra Brands, Inc.
4.60%	11/01/25		6,000	6,537
Kraft Heinz Foods Co.
4.38%	06/01/46		10,000	9,496
Kroger Co. (The)
4.50%	01/15/29		5,000	5,452
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,455
Tyson Foods, Inc.
4.00%	03/01/26		5,000	5,329

				42,278

Health Care — 12.17%
AbbVie, Inc.
4.40%	11/06/42		20,000	19,717
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[2]	5,000	5,189
4.55%	03/15/35	[2]	10,000	10,113
Amgen, Inc.
4.40%	05/01/45		15,000	15,960
Anthem, Inc.
4.38%	12/01/47		10,000	10,695
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[2]	10,000	10,463
Barnabas Health, Inc.
4.00%	07/01/28		5,000	5,355
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	10,000	10,571
Becton Dickinson and Co.
2.89%	06/06/22		10,000	10,174
Celgene Corp.
3.90%	02/20/28		13,000	13,942
Cigna Corp.
4.38%	10/15/28	[3]	5,000	5,399
4.90%	12/15/48	[3]	15,000	16,335
CVS Health Corp.
4.00%	12/05/23		22,000	23,127
4.30%	03/25/28		5,000	5,277
5.05%	03/25/48		5,000	5,334
Elanco Animal Health, Inc.
4.90%	08/28/28	[3]	10,000	11,178

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[3]	$ 5,000	$5,009
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	5,000	5,118
Gilead Sciences, Inc.
3.70%	04/01/24		10,000	10,617
HCA, Inc.
4.13%	06/15/29		5,000	5,169
5.00%	03/15/24		4,000	4,362
Kaiser Foundation Hospitals
3.15%	05/01/27		10,000	10,319
Pfizer, Inc.
4.10%	09/15/38		10,000	11,048
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		10,000	9,974
Quest Diagnostics, Inc.
4.20%	06/30/29		5,000	5,347
Shire Acquisitions Investments Ireland DAC (Ireland)
3.20%	09/23/26	[2]	10,000	10,090
UnitedHealth Group, Inc.
4.25%	04/15/47		15,000	16,519
WellCare Health Plans, Inc.
5.38%	08/15/26	[3]	4,000	4,260

				276,661

Industrials — 2.41%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	10,000	10,195
General Electric Co. (MTN)
5.55%	05/04/20		5,000	5,128
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
3.55%	11/01/24	[2]	5,000	5,207
L3 Technologies, Inc.
3.85%	06/15/23		10,000	10,459
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,3]	5,000	5,115
United Technologies Corp.
4.13%	11/16/28		12,000	13,194
WRKCo, Inc.
4.90%	03/15/29		5,000	5,486

				54,784

Insurance — 3.90%
Aon Corp.
3.75%	05/02/29		5,000	5,216
Berkshire Hathaway Finance Corp.
4.20%	08/15/48		20,000	22,284
Farmers Insurance Exchange
4.75%	11/01/57	[1,3]	20,000	19,277

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 15

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Insurance (continued)

Nationwide Mutual Insurance Co.

4.70%	12/15/24	[1,3]	$10,000	$ 9,963

Teachers Insurance & Annuity Association of America

4.38%	09/15/54	[1,3]	20,000	20,864

Travelers Cos., Inc. (The)

4.05%	03/07/48		10,000	11,097

				88,701

Materials — 0.24%

International Flavors & Fragrances, Inc.

4.45%	09/26/28		5,000	5,468

Real Estate Investment Trust (REIT) — 7.24%

Alexandria Real Estate Equities, Inc.

4.50%	07/30/29		6,000	6,648

American Campus Communities Operating Partnership LP

3.35%	10/01/20		5,000	5,046

3.63%	11/15/27		5,000	5,106

Boston Properties LP

2.75%	10/01/26		10,000	9,853

CC Holdings GS V LLC/Crown Castle GS III Corp.

3.85%	04/15/23		10,000	10,475

CubeSmart LP

4.38%	02/15/29		5,000	5,327

Digital Realty Trust LP

3.63%	10/01/22		5,000	5,147

GLP Capital LP/GLP Financing II, Inc.

4.38%	04/15/21		10,000	10,199

HCP, Inc.

3.88%	08/15/24		10,000	10,489

Healthcare Realty Trust, Inc.

3.75%	04/15/23		5,000	5,117

Healthcare Trust of America Holdings LP

3.70%	04/15/23		5,000	5,115

Highwoods Realty LP

3.20%	06/15/21		5,000	5,035

Host Hotels & Resorts LP

5.25%	03/15/22		5,000	5,280

6.00%	10/01/21		5,000	5,305

Hudson Pacific Properties LP

3.95%	11/01/27		5,000	5,112

Kilroy Realty LP

3.45%	12/15/24		10,000	10,300

Liberty Property LP

3.38%	06/15/23		10,000	10,265

National Retail Properties, Inc.

3.80%	10/15/22		5,000	5,183

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

Realty Income Corp.

3.25%	10/15/22		$10,000	$ 10,263

SL Green Realty Corp.

4.50%	12/01/22		8,000	8,402

UDR, Inc. (MTN)

4.63%	01/10/22		5,000	5,238

Ventas Realty LP

4.13%	01/15/26		10,000	10,590

VEREIT Operating Partnership LP

4.13%	06/01/21		5,000	5,133

				164,628

Retail — 1.38%

Family Dollar Stores, Inc.

5.00%	02/01/21		5,000	5,174

Home Depot, Inc. (The)

3.90%	12/06/28		5,000	5,541

Lowe’s Cos., Inc.

3.65%	04/05/29		5,000	5,224

Starbucks Corp.

3.80%	08/15/25		5,000	5,340

Walgreens Boots Alliance, Inc.

4.80%	11/18/44		10,000	10,086

				31,365

Services — 0.70%

IHS Markit Ltd. (Bermuda)

4.75%	08/01/28	[2]	5,000	5,468

5.00%	11/01/22	[2,3]	5,000	5,323

Waste Management, Inc.

3.20%	06/15/26		5,000	5,206

				15,997

Transportation — 2.23%

Burlington Northern Santa Fe LLC

4.40%	03/15/42		8,000	9,085

U.S. Airways Pass-Through Trust, Series 2011-1, Class A

7.13%	10/22/23		28,838	32,539

United Airlines Pass-Through Trust, Series 2016-2, Class AA

2.88%	10/07/28		9,207	9,132

				50,756

Water — 0.46%

American Water Capital Corp.

3.45%	06/01/29		10,000	10,407

Total Corporates (Cost $1,747,513)				1,870,644

See accompanying notes to Schedule of Portfolio Investments.
16 / June 2019

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED — 14.85%**

Non-Agency Commercial Mortgage-Backed — 8.35%

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA (IO)

1.09%	09/10/46	[1]	$ 159,346	$ 5,301

Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA (IO)

0.77%	02/10/47	[1]	1,540,156	37,109

Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)

1.69%	12/10/45	[1]	420,694	18,729

Commercial Mortgage Trust, Series 2014-CR18, Class XA (IO)

1.17%	07/15/47	[1]	128,177	5,141

Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)

1.15%	09/10/47	[1,5,6]	702,402	25,064
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)

1.09%	12/10/47	[1]	520,179	19,392

Credit Suisse Mortgage Capital, Series 2015-GLPA, Class XA (IO)

39.53%	11/15/37	[1,3]	827,205	12,541

JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class XA (IO)

1.20%	01/15/48	[1]	830,704	31,496

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA (IO)

1.14%	02/15/46	[1,3]	225,730	2,942

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA (IO)

1.62%	08/15/45	[1,3]	257,768	9,129

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA (IO)

1.77%	11/15/45	[1,3,5,6]	159,840	6,840

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)

31.09%	08/10/49	[1,3,5,6]	2,200,000	16,071

				189,755

U.S. Agency Commercial
Mortgage-Backed — 1.67%

Fannie Mae-Aces, Series 2015-M4, Class X2 (IO)

48.36%	07/25/22	[1]	569,070	4,959

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1 (IO)

1.42%	11/25/19	[1]	2,073,690	5,948

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Ginnie Mae, Series 2009-111, Class IO (IO)

22.21%	09/16/51	[1]	$598,459	$ 27,089

				37,996

U.S. Agency Mortgage-Backed — 4.83%

Fannie Mae REMICS, Series 2012-128, Class UA

2.50%	06/25/42		40,836	40,638

Freddie Mac REMICS, Series 4638, Class UF (LIBOR USD 1-Month plus 1.00%)

3.40%	09/15/44	[4]	68,220	69,245

				109,883

Total Mortgage-Backed

(Cost $341,787)				337,634

MUNICIPAL BONDS — 0.78%*

California — 0.54%

Los Angeles Department of Water & Power, Build America Bonds, Series SY

6.01%	07/01/39		5,000	6,512

University of California, Taxable Revenue Bonds, Series AJ

4.60%	05/15/31		5,000	5,711

				12,223

New York — 0.24%

New York City Transitional Finance Authority Future Tax Secured Revenue

3.73%	08/01/29		5,000	5,444

Total Municipal Bonds
(Cost $16,364)				17,667

U.S. TREASURY SECURITIES — 0.64%

U.S. Treasury Bonds — 0.23%

U.S. Treasury Bonds (WI)

2.88%	05/15/49		5,000	5,365

U.S. Treasury Notes — 0.41%

U.S. Treasury Notes (WI)

2.38%	05/15/29		9,000	9,303

Total U.S. Treasury Securities
(Cost $14,642)				14,668

Total Bonds – 98.54%
(Cost $2,120,306)				2,240,613

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 17

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

SHORT-TERM INVESTMENTS — 0.65%

U.S. Treasury Bills — 0.65%

U.S. Treasury Bills

2.11%[7,8]	09/26/19	$15,000	$14,926

Total Short-Term Investments (Cost $14,924)			14,926

Total Investments – 99.19%

(Cost $2,135,230)			2,255,539

Cash and Other Assets, Less Liabilities – 0.81%			18,318

Net Assets – 100.00%			$2,273,857

[1]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Floating rate security. The rate disclosed was in effect at June 30, 2019.
[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $47,975, which is 2.11% of total net assets.

[7]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $14,925.

8 Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation

FUTURES CONTRACTS: LONG POSITIONS

U.S. Treasury Five Year Note	2	09/30/19	$236,313	$4,238	$4,238

See accompanying notes to Schedule of Portfolio Investments.
18 / June 2019

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 83.74%

ASSET-BACKED SECURITIES — 10.94%**
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR (Cayman Islands) (LIBOR USD 3-Month plus 1.25%)

3.83%	07/25/29	[1,2,3]	$10,000	$10,005
BlueMountain CLO Ltd., Series 2013-2A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.18%)
3.77%	10/22/30	[1,2,3]	40,000	39,980
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.90%)
3.50%	04/15/29	[1,2,3]	40,000	39,774
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR (Cayman Islands) (LIBOR USD 3-Month plus 1.20%)
3.72%	08/15/30	[1,2,3]	10,000	9,989
Galaxy XXIX CLO Ltd. (Cayman Islands) (LIBOR USD 3-Month plus 0.79%)
3.31%	11/15/26	[1,2,3]	39,000	38,953
GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN (LIBOR USD 1-Month plus 0.65%)
3.05%	08/27/46	[2,3]	69,043	65,873
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	55,245	58,452
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	56,007	58,322
Madison Park Funding XXX Ltd., Series 2018-30A, Class A (Cayman Islands) (LIBOR USD 3-Month plus 0.75%)
3.35%	04/15/29	[1,2,3]	40,000	39,645
Nelnet Student Loan Trust, Series 2015-3A, Class A3 (LIBOR USD 1-Month plus 0.90%)
3.30%	06/25/54	[2,3]	100,000	99,037
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands) (LIBOR USD 3-Month plus 0.85%)
3.45%	01/15/28	[1,2,3]	10,000	9,975
PHEAA Student Loan Trust, Series 2014-3A, Class A (LIBOR USD 1-Month plus 0.59%)
2.99%	08/25/40	[2,3]	56,737	56,364
SLM Student Loan Trust, Series 2004-1, Class B (LIBOR USD 3-Month plus 0.50%)
3.08%	07/25/39	[2]	78,268	74,382

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-7, Class B (LIBOR USD 3-Month plus 1.85%)
4.43%	07/26/83	[2]	$10,000	$10,155
TCI-Flatiron CLO Ltd., Series 2016-1, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.22%)
3.81%	07/17/28	[1,2,3]	10,000	10,007

Total Asset-Backed Securities
(Cost $607,287)				620,913

CORPORATES — 18.50%*

Banking — 1.45%
Bank of America Corp.
3.00%	12/20/23	[4]	15,000	15,284
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	5,199
JPMorgan Chase & Co. (LIBOR USD 3-Month plus 1.00%)
3.60%	01/15/23	[2]	10,000	10,121
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[1,3]	5,000	5,090
Santander UK Group Holdings PLC (United Kingdom)
4.80%	11/15/24	[1,4]	15,000	15,947
Wells Fargo & Co. (LIBOR USD 3-Month plus 1.23%)
3.81%	10/31/23	[2]	30,000	30,610

				82,251

Communications — 1.18%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%	07/23/25		8,000	8,703
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	18,000	16,515
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[1]	5,000	6,598
Sprint Corp.
7.63%	03/01/26		20,000	21,370
Viacom, Inc.
3.88%	04/01/24		8,000	8,339
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[1]	5,000	5,410

				66,935

Consumer Discretionary — 0.43%
Anheuser-Busch InBev Worldwide, Inc.
4.15%	01/23/25		8,000	8,673

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 19

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary (continued)
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	$ 5,000	$ 5,354
Reynolds American, Inc.
4.45%	06/12/25		10,000	10,612

				24,639

Electric — 0.53%
Energizer Holdings, Inc.
7.75%	01/15/27	[3]	15,000	16,272
Eversource Energy, Series O
4.25%	04/01/29		8,000	8,776
Pennsylvania Electric Co.
4.15%	04/15/25	[3]	5,000	5,260

				30,308

Energy — 2.80%
Antero Resources Corp.
5.00%	03/01/25		15,000	13,913
5.63%	06/01/23		7,000	6,774
Centennial Resource Production LLC
6.88%	04/01/27	[3]	16,000	16,240
Energy Transfer Operating LP
4.75%	01/15/26		10,000	10,703
Kinder Morgan Energy Partners LP
3.50%	09/01/23		8,000	8,224
4.25%	09/01/24		5,000	5,325
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[1]	15,000	14,550
6.63%	06/15/35	[1]	5,000	4,644
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		8,000	8,509
Range Resources Corp.
4.88%	05/15/25		9,000	7,943
Sabine Pass Liquefaction LLC
5.75%	05/15/24		5,000	5,565
Spectra Energy Partners LP
4.75%	03/15/24		10,000	10,838
TC PipeLines LP
4.38%	03/13/25		8,000	8,398
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	17,000	18,009
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27	[3]	8,000	8,441
Williams Cos., Inc. (The)
4.55%	06/24/24		10,000	10,772

				158,848

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance — 2.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%	05/15/21	[1]	$10,000	$ 10,337
Avolon Holdings Funding Ltd. (Cayman Islands)
3.95%	07/01/24	[1,3]	5,000	5,129
Citigroup, Inc. (LIBOR USD 3-Month plus 0.95%)
3.53%	07/24/23	[2]	30,000	30,104
Ford Motor Credit Co. LLC
4.25%	09/20/22		30,000	30,814
Goldman Sachs Group, Inc. (The)
2.91%	07/24/23	[4]	5,000	5,053
4.22%	05/01/29	[4]	10,000	10,724
Morgan Stanley (GMTN)
4.43%	01/23/30	[4]	15,000	16,595
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,3,4]	10,000	10,213
Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[1,3]	10,000	10,332

				129,301

Food — 0.75%
Campbell Soup Co. (LIBOR USD 3-Month plus 0.63%)
3.04%	03/15/21	[2]	10,000	9,981
Conagra Brands, Inc. (LIBOR USD 3-Month plus 0.50%)
2.81%	10/09/20	[2]	10,000	9,979
Kraft Heinz Foods Co.
3.95%	07/15/25		6,000	6,250
Kroger Co. (The)
4.50%	01/15/29		5,000	5,452
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,455
Tyson Foods, Inc.
4.00%	03/01/26		5,000	5,329

				42,446

Gaming — 0.52%
Twin River Worldwide Holdings, Inc.
6.75%	06/01/27	[3]	28,000	29,260

Health Care — 2.31%
Aetna, Inc.
3.50%	11/15/24		10,000	10,315
Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[1]	10,000	10,387

See accompanying notes to Schedule of Portfolio Investments.
20 / June 2019

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Bayer U.S. Finance II LLC (LIBOR USD 3-Month plus 1.01%)
3.42%	12/15/23	[2,3]	$10,000	$9,850
Becton Dickinson and Co.
3.73%	12/15/24		10,000	10,496
Centene Corp.
4.75%	05/15/22		55,000	56,375
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[3]	14,000	13,545
CVS Health Corp. (LIBOR USD 3-Month plus 0.72%)
3.17%	03/09/21	[2]	10,000	10,047
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	10,000	10,174

				131,189

Industrials — 1.09%
General Electric Co. (MTN) (LIBOR USD 3-Month plus 0.48%)
3.00%	08/15/36	[2]	22,000	16,453
General Electric Co., Series A (MTN)
6.75%	03/15/32		30,000	36,990
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,3]	9,000	8,145

				61,588

Insurance — 0.46%
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[3,4]	25,000	26,080

Materials — 0.10%
International Flavors & Fragrances, Inc.
5.00%	09/26/48		5,000	5,546

Real Estate Investment Trust (REIT) — 2.27%
American Campus Communities Operating Partnership LP
4.13%	07/01/24		10,000	10,522
Boston Properties LP
2.75%	10/01/26		10,000	9,853
Digital Realty Trust LP
3.63%	10/01/22		10,000	10,295
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		5,000	5,099
5.38%	11/01/23		10,000	10,808
HCP, Inc.
3.15%	08/01/22		10,000	10,179
Healthcare Realty Trust, Inc.
3.88%	05/01/25		10,000	10,220

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)
Healthcare Trust of America Holdings LP
3.70%	04/15/23		$5,000	$5,115
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	5,112
Kilroy Realty LP
4.38%	10/01/25		5,000	5,353
National Retail Properties, Inc.
3.80%	10/15/22		5,000	5,183
SL Green Operating Partnership LP
3.25%	10/15/22		10,000	10,143
WEA Finance LLC
3.15%	04/05/22	[3]	15,000	15,254
Welltower, Inc.
5.25%	01/15/22		15,000	15,958

				129,094

Retail — 0.98%
eG Global Finance PLC (United Kingdom)
6.75%	02/07/25	[1,3]	28,000	27,852
Rite Aid Corp.
6.13%	04/01/23	[3]	33,000	27,968

				55,820

Services — 0.76%
GFL Environmental, Inc. (Canada)
8.50%	05/01/27	[1,3]	30,000	32,363
IHS Markit Ltd. (Bermuda)
4.75%	02/15/25	[1,3]	10,000	10,751

				43,114

Transportation — 0.59%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		9,360	9,521
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		3,003	3,150
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		18,588	20,541

				33,212

Total Corporates
(Cost $1,005,076)				1,049,631

MORTGAGE-BACKED — 54.30%**

Non-Agency Commercial
Mortgage-Backed — 19.63%
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X (IO)
1.54%	04/10/29	[3,4]	1,280,000	24,418

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 21

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA (IO)
0.77%	02/10/47	[4]	$2,666,485	$64,247
Commercial Mortgage Trust, Series 2012-CR1, Class XA (IO)
2.04%	05/15/45	[4]	779,287	34,904
Commercial Mortgage Trust, Series 2013-CR6, Class XB (IO)
0.68%	03/10/46	[4]	2,000,000	39,396
Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)
1.91%	10/15/45	[4]	353,182	16,838
Commercial Mortgage Trust, Series 2012-LC4, Class XB (IO)
0.64%	12/10/44	3,[4]	1,800,000	26,586
Commercial Mortgage Trust, Series 2013-CR10, Class XA (IO)
0.84%	08/10/46	[4]	430,512	10,636
Commercial Mortgage Trust, Series 2013-CR12, Class XA (IO)
1.33%	10/10/46	[4]	729,703	29,563
Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[4]	1,302,646	46,523
Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)
1.15%	09/10/47	[4,5,6]	826,356	29,487
Core Industrial Trust, Series 2015-CALW, Class A
3.04%	02/10/34	[3]	66,407	68,453
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%	02/10/34	[3]	69,475	71,199
DBUBS Mortgage Trust, Series 2011-LC1A, Class XB (IO)
0.39%	11/10/46	3,[4]	300,000	1,525
GS Mortgage Securities Trust, Series 2012-GCJ7, Class X4 (IO)
2.36%	05/10/45	[4]	2,434,494	92,827
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)
1.25%	11/15/45	[4]	736,680	28,732
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA (IO)
0.95%	04/15/47	[4]	1,889,199	45,756
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA (IO)
1.84%	06/15/49	[4]	340,829	24,796
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class XA (IO)
1.66%	12/15/47	[4]	2,211,769	89,776

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.19%	01/15/46	[4]	$9,591,624	$47,127
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XB (IO)
0.40%	05/15/46	[3,4]	2,532,749	31,862
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class XA (IO)
1.14%	04/15/47	[4]	355,401	13,491
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class XA (IO)
1.02%	10/15/47	[4]	165,126	3,398
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA (IO)
2.26%	03/15/45	[3,4]	2,383,126	105,264
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA (IO)
1.78%	12/10/45	[3,4]	813,637	35,958
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA (IO)
1.93%	10/15/45	[3,4]	1,018,431	47,377
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA (IO)
0.97%	02/15/44	[3,4]	1,157,668	11,808
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XB (IO)
0.59%	05/15/45	[3,4]	2,000,000	34,036
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA (IO)
1.40%	03/15/47	[4]	865,767	38,018

				1,114,001

Non-Agency Mortgage-Backed — 24.35%
Alternative Loan Trust, 2007-16CB, Class 1A7
6.00%	08/25/37		13,744	13,330
American Home Mortgage Investment Trust, Series 2006-1, Class 11A1 (LIBOR USD 1-Month plus 0.28%)
2.68%	03/25/46	[2]	26,302	24,527
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		14,380	13,770
Banc of America Funding Trust, Series 2014-R7, Class 1A1 (LIBOR USD 1-Month plus 0.15%)
2.55%	05/26/36	[2,3]	46,971	45,591
Banc of America Funding Trust, Series 2015-R4, Class 5A1 (LIBOR USD 1-Month plus 0.15%)
2.58%	10/25/36	[2,3]	28,759	28,171

See accompanying notes to Schedule of Portfolio Investments.
22 / June 2019

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust, Series 2004-6, Class 1A (LIBOR USD 1-Month plus 0.64%)
3.04%	07/25/34	[2]	$12,902	$12,937
Bear Stearns ARM Trust, Series 2004-3, Class 2A
4.20%	07/25/34	[4]	15,115	15,078
Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2 (LIBOR USD 1-Month plus 0.28%)
2.68%	01/25/37	[2]	32,415	32,307
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A4
8.29%	06/15/30	[4]	142,144	54,623
Citigroup Mortgage Loan Trust, Series 2015-2, Class 1A1 (LIBOR USD 1-Month plus 0.20%)
2.63%	06/25/47	[2,3]	23,241	23,403
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A3
6.25%	09/25/37		34,459	29,660
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B1 (STEP-reset date 08/25/19)
6.25%	10/25/36	[3]	61,000	61,235
Fremont Home Loan Trust, Series 2005-A, Class M3 (LIBOR USD 1-Month plus 0.74%)
3.14%	01/25/35	[2]	57,000	56,840
Fremont Home Loan Trust, Series 2005-E, Class 2A4 (LIBOR USD 1-Month plus 0.33%)
2.73%	01/25/36	[2]	34,318	33,568
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1 (LIBOR USD 1-Month plus 0.24%)
2.64%	08/25/45	[2]	11,499	10,430
GSAA Trust, Series 2007-3, Class 2A1B (LIBOR USD 1-Month plus 0.10%)
2.50%	03/25/47	[2]	166,316	18,525
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.50%	09/25/35	[4]	10,327	10,645
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A (LIBOR USD 1-Month plus 0.34%)
2.72%	06/20/35	[2]	28,011	27,988
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X (IO)
0.68%	06/20/35	[3,4,5,6]	2,054,160	95,334

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2007, Class F2
6.00%	07/25/37		$ 14,352	$14,298
Lehman Mortgage Trust, Series 2006-7, Class 2A5 (IO) (-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.15%	11/25/36	[2,5,6]	221,312	65,865
Lehman Mortgage Trust, Series 2007-5, Class 10A2 (IO) (-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
3.94%	06/25/37	[2,5,6]	312,646	87,115
Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A1 (LIBOR USD 1-Month plus 0.50%)
2.90%	05/25/29	[2]	26,705	25,553
Mid-State Capital Corp., Series 2005-1, Class A
5.75%	01/15/40		11,177	12,253
Mid-State Capital Corp., Series 2006-1, Class A
5.79%	10/15/40	[3]	64,615	71,860
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		5,010	5,391
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4 (LIBOR USD 1-Month plus 0.25%)
2.65%	06/25/37	[2]	35,000	33,714
Nomura Resecuritization Trust, Series 2015-5R, Class 4A1 (LIBOR USD 1-Month plus 0.14%)
2.35%	07/26/37	[2,3]	23,803	23,991
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A2
5.01%	03/15/20	[4]	24,716	25,386
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH, Class M4 (LIBOR USD 1-Month plus 1.25%)
3.65%	01/25/36	[2]	25,000	25,070
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1 (LIBOR USD 1-Month plus 0.90%)
3.30%	10/25/34	[2]	5,269	5,278
Residential Asset Mortgage Products Trust, Series 2006-EFC2, Class A4 (LIBOR USD 1-Month plus 0.22%)
2.62%	12/25/36	[2]	100,000	94,952

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 23

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust, Series 2003-A15, Class 1A3 (IO) (-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
5.15%	02/25/34	[2,5,6]	$950,479	$107,260
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class A1
5.75%	02/25/36		29,805	28,150
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
4.57%	02/25/34	[4]	3,521	3,526
Structured Asset Mortgage Investments II Trust, Series 2006-AR2, Class A1 (LIBOR USD 1-Month plus 0.23%)
2.63%	02/25/36	[2]	32,729	30,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-BB, Class A2
4.95%	01/25/35	[4]	87,660	88,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1
5.22%	04/25/36	[4]	26,531	26,386

				1,382,096

U.S. Agency Commercial
Mortgage-Backed — 8.52%
Fannie Mae-Aces, Series 2016-M2, Class X3 (IO)
2.04%	04/25/36	[4]	1,066,396	44,060
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class AX1 (IO)
1.09%	01/25/20	[4]	3,799,830	10,172
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X1 (IO)
1.35%	07/25/22	[4]	2,059,521	64,456
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)
1.87%	08/25/40	[4]	900,000	48,036
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K024, Class X1 (IO)
0.95%	09/25/22	[4]	478,043	11,118
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X3 (IO)
1.71%	07/25/41	[4]	475,000	28,377
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class X3 (IO)
2.28%	01/25/42	[4]	390,000	34,738

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K718, Class X1 (IO)
0.74%	01/25/22	[4]	$ 361,604	$4,708
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KW02, Class X1 (IO)
0.44%	12/25/26	[4]	1,279,585	19,944
Ginnie Mae, Series 2009-111, Class IO (IO)
0.22%	09/16/51	[4]	1,063,927	48,159
Ginnie Mae, Series 2011-119, Class IO (IO)
0.29%	08/16/51	[4]	2,860,446	30,331
Ginnie Mae, Series 2011-78, Class IX (IO)
0.13%	08/16/46	[4]	2,694,326	40,526
Ginnie Mae, Series 2012-135, Class IO (IO)
0.58%	01/16/53	[4]	641,501	19,135
Ginnie Mae, Series 2013-33, Class IO (IO)
0.81%	04/16/54	[4]	783,597	25,174
Ginnie Mae, Series 2013-74, Class IO (IO)
0.80%	12/16/53	[4]	719,766	32,167
Ginnie Mae, Series 2014-86, Class IO (IO)
0.74%	04/16/56	[4]	608,068	22,547

				483,648

U.S. Agency Mortgage-Backed — 1.80%
Fannie Mae Pool AN9354
3.64%	06/01/28		65,000	70,073
Fannie Mae REMICS, Series 2005-56, Class SP (-6.50 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00%	08/25/33	[2]	14,815	15,604
Ginnie Mae, Series 2012-73, Class NK
3.00%	08/20/40		16,327	16,420

				102,097

Total Mortgage-Backed
(Cost $3,019,663)				3,081,842

Total Bonds – 83.74%
(Cost $4,632,026)				4,752,386

See accompanying notes to Schedule of Portfolio Investments.
24 / June 2019

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Shares	Value

SHORT-TERM INVESTMENTS —15.35%

Money Market Funds — 15.35%

Dreyfus Government Cash Management
Fund

2.26%[7]		283,000	$283,000

JPMorgan U.S. Government

Money Market Fund

2.25%[7]		283,000	283,000

Morgan Stanley Institutional Liquidity
Funds-Government Portfolio

2.29%[7]		305,000	305,000

			871,000

Total Short-Term Investments (Cost $871,000)			871,000

Total Investments – 99.09% (Cost $5,503,026)			5,623,386

Cash and Other Assets, Less Liabilities – 0.91%			51,875

Net Assets – 100.00%			$5,675,261

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $385,061, which is 6.78% of total net assets.

[7]	Represents the current yield as of June 30, 2019.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 25

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 94.10%

BANK LOANS — 87.40%*

Automotive — 0.09%

Panther BF Aggregator 2 LP/Panther Finance Co., Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)

5.90%	04/30/26	[1]	$250,000	$248,516

Communications — 13.57%

Altice Financing SA, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.14%	01/31/26	[1]	985,000	937,907

Altice SA, Term Loan B13, 1st Lien (France) (LIBOR plus 4.00%)

6.39%	08/14/26	[1,2]	497,500	488,067

Beasley Mezzanine Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 4.00%)

6.39%	11/01/23	[1]	470,083	469,202

CenturyLink, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)

0.50%	01/31/25	[1]	1,481,222	1,449,546

Charter Communications Operating LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.33%	04/30/25	[1]	1,970,000	1,970,000

CommScope, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	04/04/26	[1]	1,000,000	998,500

CSC Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.64%	01/15/26	[1]	997,500	983,166

Dawn Acquisition LLC, Term Loan B, 1st Lien (LIBOR plus 3.75%)

6.08%	10/27/25	[1]	495,006	487,581

Go Wireless, Inc., Term Loan B, 2nd Lien (LIBOR plus 6.50%)

8.90%	12/22/24	[1]	693,750	676,118

Gray Television, Inc., Term Loan C, 1st Lien (LIBOR plus 2.50%)

4.93%	11/02/25	[1]	398,000	398,099

GTT Communications, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.15%	05/30/25	[1]	1,486,241	1,335,945

Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)

6.63%	01/02/24	[2]	500,000	503,333

Lamar Media Corp., Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.13%	03/14/25	[1]	1,431,875	1,435,455

Level 3 Financing, Inc., Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Communications (continued)

(LIBOR plus 2.25%)

4.25%	02/22/24	[1]	$500,000	$496,687

LSF9 Atlantis Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 6.00%)

8.42%	05/01/23	[1]	712,500	669,896

MacDonald Dettwiler & Associates Ltd., Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.16%	10/04/24	[1]	1,330,757	1,205,447

Mediarema Acquisition BV, Term Loan B, 1st Lien (Netherlands) (LIBOR plus 5.75%)

8.35%	08/13/21	[1,2]	310,925	309,663

Mission Broadcasting, Inc., Term Loan B3, 1st Lien (LIBOR plus 2.25%)

4.69%	01/17/24	[1]	68,609	68,162

NEP/NCP Holdco, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	10/20/25	[1]	1,741,250	1,740,440

NEP/NCP Holdco, Inc., Term Loan, 2nd Lien (LIBOR plus 7.00%)

9.40%	10/19/26	[1]	440,000	437,800

Nexstar Broadcasting, Inc. Term Loan B3, 1st Lien (LIBOR plus 2.25%)

4.65%	01/17/24	[1]	343,544	341,305

Nexstar Broadcasting, Term Loan B, 1st Lien (LIBOR plus 2.75%)

2.75%	07/15/26	[1]	1,000,000	997,500

Radiate Holdco LLC, Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.40%	02/01/24	[1]	1,481,080	1,449,518

Radiate Holdco, LLC, Term Loan, 1st Lien (LIBOR plus 3.50%)

5.90%	02/01/24	[1]	500,000	495,547

Research Now Group, Inc., Term Loan, 1st Lien (LIBOR plus 5.50%)

8.08%	12/20/24	[1]	492,500	491,884

Sable International Finance Ltd., Term Loan B4, 1st Lien (LIBOR plus 3.25%)

5.65%	02/02/26	[1]	437,333	438,700

See accompanying notes to Schedule of Portfolio Investments.
26 / June 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Communications (continued)

SBA Senior Finance II LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.41%	04/11/25	[1]	$1,009,775	$998,526

Sinclair Television Group, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.66%	01/03/24	[1]	1,940,281	1,918,452

Sprint Communications, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)

4.94%	02/02/24	[1]	1,972,222	1,945,923

Tribune Media Co., Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.40%	12/27/20	[1]	41,215	41,273

Tribune Media Co., Term Loan C, 1st Lien (LIBOR plus 3.00%)

5.40%	01/27/24	[1]	513,695	513,911

Unitymedia Finance LLC, Term Loan D, 1st Lien (LIBOR plus 2.25%)

4.64%	01/15/26	[1]	2,000,000	1,996,820

Unitymedia Hessen GMBH & Co., Term Loan B,1st Lien (Germany) (LIBOR plus 2.25%)

4.64%	09/30/25	[1,2]	500,000	499,143

Univision Communications, Inc., Term Loan C5, 1st Lien (LIBOR plus 2.75%)

5.15%	03/15/24	[1]	1,030,274	982,706

UPC Financing Partnership, Term Loan AR, 1st Lien (LIBOR plus 2.50%)

4.89%	01/15/26	[1]	1,999,367	1,998,867

Virgin Media Bristol LLC, Term Loan K, 1st Lien (LIBOR plus 2.50%)

4.89%	01/15/26	[1]	2,000,000	1,995,000

Windstream Services LLC, Term Loan B6, 1st Lien (PRIME plus 5.00%)

10.50%	03/29/21	[1]	1,003,049	1,034,394

Ziggo Secured Finance Partnership, Term Loan E, 1st Lien (LIBOR plus 2.50%)

7.08%	04/15/25	[1]	945,114	927,393

				36,127,876

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary — 10.09%

AI Aqua Merger Sub, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	12/13/23	[1]	$1,477,500	$1,433,175

AI Aqua Merger Sub, Inc., Term Loan B1, 1st Lien (LIBOR plus 3.25%)

5.65%	12/13/23	[1]	497,455	482,532

Allied Universal Holdco LLC, Term Loan, 1st Lien (LIBOR plus 4.25%)

4.25%	06/26/26	[1,3]	682,432	680,726

Alphabet Holding Co., Inc., Term Loan, 1st Lien (LIBOR plus 3.50%)

5.90%	09/26/24	[1]	491,250	464,845

Arterra Wines Canada, Inc., Term Loan B1, 1st Lien (Canada) (LIBOR plus 2.75%)

5.17%	12/15/23	[1,2]	2,446,183	2,430,895

Boing US Holdco, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.67%	10/03/24	[1]	985,031	982,977

CineWorld Finance US, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.65%	02/28/25	[1]	822,086	809,796

CityCenter Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.65%	04/18/24	[1]	2,211,203	2,204,691

Four Seasons Hotels, Ltd., Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	11/30/23	[1]	975,000	974,118

KUEHG Corp., Term Loan B3, 1st Lien (LIBOR plus 3.75%)

6.08%	02/21/25	[1]	742,500	740,907

Mister Car Wash Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 3.50%)

5.90%	05/14/26	[1,4]	1,190,476	1,187,875

NAI Entertainment Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.50%)

4.91%	05/08/25	[1]	744,375	742,358

National Cinemedia LLC, Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.44%	06/20/25	[1]	495,000	493,763

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 27

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary (continued)

Nielsen Finance LLC, Term Loan B4, 1st Lien (LIBOR plus 2.00%)
4.41%	10/04/23	[1]	$1,218,875	$1,208,783

Prometric Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.41%	01/29/25	[1]	990,000	972,675

Refresco, Term Loan B3, 1st Lien (LIBOR plus 3.25%)

5.77%	03/28/25	[1]	1,980,000	1,975,050

Reynolds Group Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)

2.75%	02/06/23	[1]	934,686	929,097

SMG U.S. Midco 2, Inc., Term Loan, 1st Lien (LIBOR plus 3.00%)

5.40%	01/23/25	[1]	493,750	491,901
Spin Holdco, Inc., Term Loan B1, 1st Lien (LIBOR plus 3.25%)

5.85%	11/14/22	[1]	1,966,203	1,930,565
Stars Group Holdings BV, Term Loan B, 1st Lien (LIBOR plus 3.50%)

5.83%	07/10/25	[1]	1,786,432	1,789,040

USAGM Holdco LLC, Term Loan, 1st Lien (LIBOR plus 3.75%)

6.15%	07/28/22	[1]	992,308	991,896

Wyndham Hotels & Resorts, Inc. Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.15%	05/30/25	[1]	496,250	495,320

Yum! Brands, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.13%	04/03/25	[1]	2,451,568	2,449,839

				26,862,824

Consumer Products — 1.38%

Consolidated Container Co., Term Loan (LIBOR plus 3.50%)

5.90%	06/26/26	[1]	1,000,000	995,000

Hoffmaster Group, Inc., Term Loan B1, 1st Lien (LIBOR plus 4.00%)

6.33%	11/21/23	[1]	476,304	475,709

JBS USA, Term Loan B, 1st Lien (LIBOR plus 2.50%)

4.90%	05/01/26	[1]	1,246,875	1,246,520

Shearer’s Foods LLC, Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Consumer Products (continued)

(PRIME plus 2.94%)

8.44%	06/30/21	[1]	$6,124	$6,111

(LIBOR plus 4.25%)

6.65%	06/30/21	[1]	961,773	959,773

				3,683,113

Electric — 0.88%

Calpine Corp., Term Loan B9 (LIBOR plus 2.75%)

5.08%	04/05/26	[1]	1,000,000	999,690

Chief Power Finance LLC, Term Loan B, 1st Lien (LIBOR plus 4.75%)

7.16%	12/31/20	[1,5,6]	912,265	884,897

EIF Channelview Cogeneration LLC, Term Loan B, 1st Lien (LIBOR plus 4.25%)

6.66%	05/03/25	[1]	454,259	457,552

				2,342,139

Energy — 2.80%

Centurion Pipeline Co. LLC, Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	09/29/25	[1]	995,000	997,075

EG America LLC, Term Loan B, 1st Lien (LIBOR plus 4.00%)

6.33%	02/07/25	[1]	1,234,380	1,215,606

EG Finco Ltd., Term Loan B, 1st Lien (United Kingdom) (LIBOR plus 4.00%)

6.33%	02/07/25	[1,2]	496,231	488,683

EMG Utica LLC, Term Loan B, 1st Lien (LIBOR plus 3.75%)

6.08%	03/27/20	[1,5,6]	556,141	555,446

Energizer Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.75%	12/17/25	[1]	997,500	995,635

Glass Mountain Pipeline Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 4.50%)

7.12%	12/23/24	[1]	493,750	485,109

Seadrill Operating LP, Term Loan B, 1st Lien (United Kingdom) (LIBOR plus 6.00%)

8.33%	02/21/21	[1,2]	493,306	355,366

Traverse Midstream Partners LLC, Term Loan B, 1st Lien (LIBOR plus 4.00%)

6.59%	09/27/24	[1]	992,500	983,989

See accompanying notes to Schedule of Portfolio Investments.
28 / June 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Energy (continued)

Vistra Operations Co., LLC, Term Loan B3, 1st Lien (LIBOR plus 2.00%)

4.33%	12/31/25	[1]	$44,761	$44,766

4.39%	12/31/25	[1]	560,329	560,402

4.40%	12/31/25	[1]	784,406	784,508

				7,466,585

Entertainment — 0.38%

Hornblower Sub LLC, Term Loan, 1st Lien (LIBOR plus 4.50%)

6.83%	04/27/25	[1]	1,000,000	1,001,875

Finance — 5.75%

Angus Chemical, Inc., Term Loan B1, 1st Lien (LIBOR plus 3.25%)

5.58%	02/02/22	[1]	400,002	399,502

Auris Lux Co., Term Loan B, 1st Lien (Luxembourg) (LIBOR plus 3.75%)

6.15%	02/27/26	[1,2]	1,246,875	1,250,927

Avolon TLB Borrower 1 US, LLC, Term Loan B3, 1st Lien (LIBOR plus 1.75%)

4.13%	01/15/25	[1]	1,424,235	1,424,385

CBAC Borrower LLC, Term Loan B, 1st Lien (LIBOR plus 4.00%)

6.40%	07/08/24	[1]	779,782	778,074

Clarivate Analytics, Term Loan, 1st Lien (LIBOR plus 3.25%)

5.65%	10/03/23	[1,5,6]	528,726	530,757

Cushman & Wakefield, Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	08/21/25	[1]	645,125	643,648

Delos Finance SARL, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.08%	10/06/23	[1]	1,250,000	1,249,931

Forest City Enterprises, Term Loan B, 1st Lien (LIBOR plus 4.00%)

6.40%	12/08/25	[1]	995,000	1,000,388

Helix Gen Funding LLC, Term Loan B, 1st Lien (LIBOR plus 3.75%)

2.50%	06/03/24	[1]	528,060	498,071

Kwor Acquisition, Inc., Term Loan, 1st Lien (LIBOR plus 4.00%)

6.40%	06/03/26	[1,7]	909,091	906,818

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Finance (continued)

NMN Holdings III Corp. Term Loan, 1st Lien (LIBOR plus 3.75%)

6.15%	11/13/25	[1,8]	$1,231,781	$1,222,543

Plaskolite PPC Intermediate II LLC, Term Loan, 1st Lien (LIBOR plus 4.25%)

6.64%	12/15/25	[1]	1,990,000	1,977,563

RPI Finance Trust, Term Loan B6, 1st Lien (LIBOR plus 2.00%)

4.40%	03/27/23	[1]	966,813	968,930

Telenet Financing USD LLC, Term Loan, 1st Lien (LIBOR plus 2.25%)

4.64%	08/17/26	[1]	1,500,000	1,486,073

WP Deluxe Merger Sub, Inc., Term Loan, 1st Lien (LIBOR plus 3.25%)

5.58%	07/19/24	[1]	985,000	960,375

				15,297,985

Food — 3.63%

8th Avenue Food & Provisions, Term Loan, 1st Lien (LIBOR plus 3.75%)

6.17%	10/01/25	[1]	248,750	249,333

Albertson’s LLC, Term Loan B7, 1st Lien (LIBOR plus 3.00%)

5.40%	11/17/25	[1]	298,500	297,381

American Seafoods Group LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.18%	08/21/23	[1]	1,281,593	1,279,997

Chobani LLC, Term Loan B, 1st Lien (LIBOR plus 3.50%)

5.90%	10/10/23	[1]	975,047	961,030

Flora Food Group, Term Loan B2 (LIBOR plus 3.00%)

5.60%	07/02/25	[1]	992,500	982,575

Hearthside Group Holdings LLC, Term Loan, 1st Lien (LIBOR plus 3.69%)

6.09%	05/23/25	[1]	990,000	970,200

Hostess Brands LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.60%	08/03/22	[1]	149,818	149,100

4.65%	08/03/22	[1]	449,454	447,301

4.83%	08/03/22	[1]	867,230	863,076

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 29

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Food (continued)

Houston Foods, Inc., Term Loan B, 1st Lien (LIBOR plus 3.75%)

6.15%	07/20/25	[1]	$1,287,000	$1,249,999

Matterhorn Merger Sub LLC, Term Loan, 1st Lien (LIBOR plus 4.00%)

6.40%	05/23/25	[1]	995,000	987,184

Utz Quality Foods LLC, Term Loan, 1st Lien (LIBOR plus 3.50%)

5.90%	11/21/24	[1]	1,231,250	1,220,477

				9,657,653

Gaming — 5.23%

Affinity Gaming LLC, Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	07/03/23	[1]	466,387	450,840

Caesars Entertainment LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	10/07/24	[1]	986,234	979,301

Caesars Resort Collection LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.15%	12/23/24	[1]	1,477,500	1,454,259

Churchill Downs, Inc., Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.41%	12/27/24	[1]	1,541,525	1,541,533

Gateway Casinos & Entertainment Ltd., Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.33%	12/01/23	[1]	990,000	977,625

Golden Entertainment, Inc., Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.41%	10/21/24	[1]	1,447,500	1,443,881

Golden Nugget, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.14%	10/04/23	[1]	622,380	618,138

5.15%	10/04/23	[1]	776,338	771,048

GVC Holdings PLC, Term Loan B2, 1st Lien (LIBOR plus 2.25%)

4.69%	03/29/24	[1]	1,481,250	1,478,658

Las Vegas Sands LLC, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.15%	03/27/25	[1]	927,228	921,516

Penn National Gaming, Inc., Term Loan B1, 1st Lien

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Gaming (continued)

(LIBOR plus 2.25%)

4.65%	10/15/25	[1]	$1,397,975	$1,394,697

Station Casinos LLC, Term Loan B, 1st Lien (LIBOR plus 2.50%)

4.50%	06/08/23	[1]	1,416,587	1,412,564

Wynn Resorts, Ltd., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.69%	10/30/24	[1]	493,750	490,321

				13,934,381

Health Care — 10.29%

Acadia Healthcare Co., Inc., Term Loan B3, 1st Lien (LIBOR plus 2.50%)

4.90%	02/11/22	[1]	932,468	929,558

Acadia Healthcare Co., Inc., Term Loan B4, 1st Lien (LIBOR plus 2.50%)

4.90%	02/16/23	[1]	282,624	281,742

Admi Corp., Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.15%	04/30/25	[1]	990,000	977,377

Aveanna Healthcare LLC, Term Loan, 1st Lien (LIBOR plus 4.25%)

6.65%	03/13/24	[1]	1,369,237	1,329,871

Carestream Dental Equipment, Inc., Term Loan, 1st Lien (LIBOR plus 3.25%)

5.65%	09/02/24	[1]	982,500	968,583

Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.65%	05/18/26	[1]	997,500	998,747

CCS-CMGC Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 5.50%)

7.90%	10/01/25	[1]	497,500	491,281

Change Healthcare Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.15%	03/01/24	[1]	496,114	493,140

Civitas Solutions, Inc., Term Loan, 1st Lien (LIBOR plus 4.25%)

6.66%	03/09/26	[1]	469,583	472,178

See accompanying notes to Schedule of Portfolio Investments.
30 / June 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Civitas Solutions, Inc., Term Loan, C, 1st Lien (LIBOR plus 4.25%)
6.66%	03/09/26	[1]	$29,240	$29,401
Endo Luxembourg Finance I Co. SARL, Term Loan B, 1st Lien (Luxembourg) (LIBOR plus 4.25%)
6.69%	04/29/24	[1,2]	484,446	456,188
Gentiva Health Services, Inc., Term Loan, 2nd Lien (PRIME plus 6.00%)
11.50%	07/02/26	[1]	250,000	253,125
Inovalon Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)
5.94%	04/02/25	[1]	992,500	993,433
Kindred at Home, Term Loan, 1st Lien (LIBOR plus 3.75%)
6.19%	07/02/25	[1]	1,455,068	1,458,254
Medical Solutions Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.15%	06/14/24	[1]	982,563	981,948
Medplast Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.08%	07/02/25	[1]	992,500	990,843
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.08%	06/07/23	[1]	1,653,676	1,585,462
Navicure, Inc., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.15%	11/01/24	[1]	1,083,500	1,077,405
NMSC Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 5.00%)
7.58%	04/19/23	[1]	1,177,338	1,180,282
Premise Health Holding Corp., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.35%	07/10/25	[1,9]	693,136	689,237
Prospect Medical Holdings, Inc., Term Loan B1, 1st Lien (LIBOR plus 5.50%)
7.94%	02/22/24	[1]	975,131	923,123
Romulus Merger Sub LLC, Delayed-Draw Term Loan, 1st Lien
1.00%	02/14/25	[1,10]	343,788	332,830
Romulus Merger Sub LLC, Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
(LIBOR plus 2.75%)
5.15%	02/14/25	[1]	$1,526,136	$1,477,491
Surgery Center Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 3.25%)
5.66%	09/02/24	[1]	1,230,575	1,191,602
Tecomet, Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)
5.91%	05/01/24	[1]	701,305	698,675
UIC Merger Sub, Inc., Term Loan, 1st Lien (LIBOR plus 3.25%)
5.65%	08/30/24	[1]	731,275	720,610
US Renal Care, Inc., Term Loan B, 1st Lien (LIBOR plus 5.00%)
7.44%	06/12/26	[1]	1,000,000	983,520
Valeant Pharmaceuticals International Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.16%	11/27/25	[1]	234,375	233,277
(LIBOR plus 3.00%)
5.41%	06/02/25	[1]	1,992,486	1,993,940
Wink Holdco, Inc., Term Loan, 1st Lien (LIBOR plus 3.00%)
5.40%	12/02/24	[1]	983,102	963,931
Wink Holdco, Inc., Term Loan, 2nd Lien (LIBOR plus 6.75%)
9.16%	12/01/25	[1]	250,000	252,187
WW Medical & Healthcare Holdings Corp., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.15%	01/23/25	[1]	987,500	987,707

				27,396,948

Industrials — 10.75%
Agro Merchants North America Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.08%	12/06/24	[1]	1,522,469	1,516,759
American Traffic Solutions Inc., Term Loan B, 1st Lien (LIBOR plus 3.75%)
6.15%	02/28/25	[1]	1,486,212	1,493,019
BCPE Empire Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 4.00%)
6.40%	06/11/26	[1,11]	1,044,304	1,042,346

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 31

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Berry Global, Inc., Term Loan Q, 1st Lien (LIBOR plus 2.00%)
4.41%	10/03/22	[1]	$469,600	$466,982
Berry Global, Inc., Term Loan R, 1st Lien (LIBOR plus 2.25%)
4.41%	01/19/24	[1]	488,750	484,508
CH Guenther Parent LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.15%	03/31/25	[1]	990,000	984,436
Clean Harbors, Inc., Term Loan B, 1st Lien (LIBOR plus 1.75%)
4.15%	06/30/24	[1]	1,822,899	1,825,178
Conserve Merger Sub, Inc., Term Loan, 1st Lien (LIBOR plus 3.50%)
5.91%	08/08/25	[1]	1,985,000	1,970,113
CPI Holdco LLC, Term Loan, 1st Lien (LIBOR plus 3.50%)
6.08%	03/21/24	[1]	1,955,007	1,956,229
IBC Capital Limited, Term Loan B1, 1st Lien (LIBOR plus 3.75%)
6.15%	09/11/23	[1]	1,975,000	1,973,361
Infiltrator Water Technologies LLC, Term Loan B2, 1st Lien (LIBOR plus 3.00%)
2.33%	05/27/22	[1]	1,449,723	1,444,286
Jade Germany GMBH, Term Loan, 1st Lien (Germany) (LIBOR plus 5.50%)
8.15%	05/31/23	[1,2]	980,000	938,350
Pelican Products, Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)
5.91%	05/01/25	[1]	495,000	487,575
Penn Engineering & Manufacturing Corp., Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.15%	06/27/24	[1]	714,678	714,235
PGT Innovations, Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)
5.85%	02/16/22	[1]	59,236	59,347
5.90%	02/16/22	[1]	59,236	59,347
PLZ Aeroscience Corp., Term Loan, 1st Lien (LIBOR plus 3.50%)
5.90%	07/31/22	[1]	1,181,398	1,178,261
ProAmpac PG Borrower LLC, Term Loan, 1st Lien (LIBOR plus 3.50%)
5.88%	11/20/23	[1]	534,496	513,285

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
6.02%	11/20/23	[1]	$320,003	$307,304
6.07%	11/20/23	[1]	367,477	352,894
6.08%	11/20/23	[1]	240,523	230,978
Spectrum Holdings III Corp., Term Loan, 1st Lien (LIBOR plus 3.25%)
5.69%	01/31/25	[1]	1,441,775	1,366,082
Technimark LLC, Term Loan, 1st Lien (LIBOR plus 3.75%)
6.23%	08/08/25	[1]	995,000	980,075
Titan Acquisition, Ltd. Term Loan, 1st Lien (LIBOR plus 3.00%)
5.40%	03/28/25	[1]	494,987	473,881
Transcendia Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)
5.90%	05/30/24	[1]	1,473,806	1,315,372
Transdigm, Inc., Term Loan F, 1st Lien (LIBOR plus 2.50%)
4.83%	06/09/23	[1]	1,472,727	1,448,110
TricorBraun, Inc., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.14%	11/30/23	[1]	119,846	118,303
6.15%	11/30/23	[1]	1,343,676	1,326,377
TruGreen Limited Partnership, Term Loan B, 1st Lien (LIBOR plus 3.75%)
6.16%	03/19/26	[1]	997,500	1,001,246
Zep, Inc., Term Loan B, 1st Lien (LIBOR plus 4.00%)
6.33%	08/12/24	[1]	736,875	602,395

				28,630,634

Information Technology — 8.09%
Ascend Learning LLC, Term Loan B, 1st Lien (LIBOR plus 3.00%)
5.40%	07/12/24	[1]	982,500	970,523
Ciena Corp., Term Loan B, 1st Lien (LIBOR plus 2.00%)
4.38%	09/26/25	[1]	497,500	497,968
Dell International LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)
4.41%	09/07/23	[1]	1,342,876	1,337,565
DigiCert Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 4.00%)
6.40%	10/31/24	[1]	1,486,269	1,483,021

See accompanying notes to Schedule of Portfolio Investments.
32 / June 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
EagleView Technology Corp., Term Loan B, 1st Lien (LIBOR plus 3.50%)
5.90%	08/14/25	[1]	$497,500	$478,428
First Data Corp., Term Loan, 1st Lien (LIBOR plus 2.00%)
4.40%	07/08/22	[1]	779,603	779,583
4.40%	04/26/24	[1]	528,184	528,184
GlobalLogic Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)
5.65%	08/01/25	[1]	434,219	433,856
Imperva, Inc., Term Loan, 1st Lien (LIBOR plus 4.00%)
2.75%	11/20/25	[1]	1,500,000	1,494,847
Microchip Technology, Inc., Term Loan, 1st Lien (LIBOR plus 2.00%)
4.41%	05/29/25	[1]	287,446	286,458
Oberthur Technologies Of America Corp., Term Loan B, 1st Lien (LIBOR plus 3.75%)
6.08%	01/10/24	[1]	1,466,250	1,409,433
OpenLink International Holdings, Inc., Term Loan B,1st Lien (LIBOR plus 4.75%)
7.08%	03/21/25	[1]	709,779	707,118
Perspecta, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)
4.65%	05/30/25	[1]	495,000	493,874
Project Alpha Intermediate Holdings Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)
6.37%	04/26/24	[1]	980,000	953,050
Quintiles IMS, Inc., Term Loan B2, 1st Lien (LIBOR plus 2.00%)
4.33%	01/17/25	[1]	1,974,924	1,975,546
Quintiles IMS, Inc., Term Loan B3, 1st Lien (LIBOR plus 1.75%)
4.15%	06/11/25	[1]	495,000	492,988
Scientific Games International, Inc., Term Loan B5, 1st Lien (LIBOR plus 2.75%)
5.15%	08/14/24	[1]	287,455	283,482
5.23%	08/14/24	[1]	1,193,795	1,177,297
Sophia LP, Term Loan B, 1st Lien (LIBOR plus 3.25%)
5.58%	09/30/22	[1]	1,152,708	1,150,835

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
SS&C Technologies, Inc., Term Loan B3, 1st Lien (LIBOR plus 2.25%)
4.65%	04/16/25	[1]	$1,040,761	$1,038,097
SS&C Technologies, Inc., Term Loan B4, 1st Lien (LIBOR plus 2.25%)
4.65%	04/16/25	[1]	713,744	711,917
SS&C Technologies, Inc., Term Loan B5, 1st Lien (LIBOR plus 2.25%)
4.65%	04/16/25	[1]	496,202	495,098
TierPoint LLC, Term Loan, 1st Lien (LIBOR plus 3.75%)
6.15%	05/06/24	[1]	464,762	432,810
VT Topco, Inc., Term Loan, 1st Lien (LIBOR plus 3.75%)
6.08%	08/01/25	[1]	794,000	793,750
VT Topco, Inc., Delayed-Draw Term Loan, 1st Lien (LIBOR plus 3.75%)
6.08%	08/01/25	[1,12]	164,584	164,532
Zotec Partners LLC, Term Loan, 1st Lien (LIBOR plus 5.00%)
7.41%	02/14/24	[1]	968,750	968,750

				21,539,010

Materials — 4.46%
AkzoNobel Specialty Chemicals NV, Term Loan B, 1st Lien (Netherlands) (LIBOR plus 3.25%)
5.67%	10/01/25	[1,2]	997,500	984,408
Archroma Finance SARL, Term Loan B2, 1st Lien (Switzerland) (LIBOR plus 4.00%)
6.33%	08/12/24	[1,2]	1,875	1,866
6.58%	08/12/24	[1,2]	735,000	731,630
Berry Global, Inc., Term Loan S, 1st Lien (LIBOR plus 1.75%)
4.16%	02/08/20	[1]	160,714	160,700
Berry Plastics Group, Inc. Term Loan T, 1st Lien (LIBOR plus 1.75%)
4.16%	01/06/21	[1]	1,400,000	1,397,305
Cyanco Intermediate 2 Corp., Term Loan, 1st Lien (LIBOR plus 3.50%)
5.90%	03/16/25	[1]	1,454,553	1,453,033

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 33

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Materials (continued)

DuBois Chemicals, Inc., Term Loan, 1st Lien (LIBOR plus 3.25%)

5.65%	03/15/24	[1]	$1,712,541	$1,689,704
Flex Acquisition Co., Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.69%	06/30/25	[1]	1,475,813	1,404,391
Liqui-Box Corp., Term Loan B, 1st Lien (LIBOR plus 4.50%)

4.50%	06/03/26	[1]	1,000,000	991,875
Multi-Color Corp., Term Loan B, 1st Lien (PRIME0

6.50%	10/31/24	[1]	492,500	492,143
Polar US Borrower LLC, Term Loan, 1st Lien (LIBOR plus 4.75%)

7.08%	10/15/25	[1]	7,383	7,300
Schenectady International Group, Inc., Term Loan, 1st Lien (LIBOR plus 4.75%)

7.08%	10/15/25	[1]	7,388	7,305

7.35%	10/15/25	[1]	582,229	575,679
WR Grace & Co., Term Loan B1, 1st Lien
(LIBOR plus 1.75%)

4.08%	04/03/25	[1]	731,316	730,555
WR Grace & Co., Term Loan B2, 1st Lien (LIBOR plus 1.75%)

4.08%	04/03/25	[1]	1,253,684	1,252,380

				11,880,274

Real Estate Investment Trust (REIT) — 1.56%
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	03/21/25	[1]	2,037,877	2,027,851
VICI Properties 1 LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	12/20/24	[1]	2,159,091	2,137,500

				4,165,351

Retail — 1.38%
BC ULC/New Red Finance, Inc., Term Loan B-3, 1st Lien (Canada) (LIBOR plus 2.25%)

7.44%	02/16/24	[1,2]	2,212,630	2,199,731
IRB Holding Corp., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.64%	02/05/25	[1]	1,486,212	1,469,842

				3,669,573

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Services — 5.57%
Aramark Services, Inc., Term Loan B3, 1st Lien (LIBOR plus 1.75%)

4.08%	03/11/25	[1]	$1,865,325	$1,861,828
Carlisle Foodservice Products, Inc.
Term Loan, 1st Lien (LIBOR plus 3.00%)

5.40%	03/20/25	[1]	494,450	483,945
CIBT Global, Inc. Term Loan, 1st Lien (LIBOR plus 3.75%)

6.08%	06/03/24	[1]	1,090,044	1,076,419

6.43%	06/03/24	[1]	143,032	141,244
Epic Y-Grade Services LP, Term Loan B, 1st Lien (LIBOR plus 5.50%)

7.90%	06/07/25	[1]	250,000	243,125
GFL Environmental, Inc., Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.40%	05/30/251		1,484,171	1,462,576
PODS LLC, Term Loan B4, 1st Lien (LIBOR plus 2.75%)

5.16%	12/06/24	[1]	1,481,162	1,462,033
PowerTeam Services LLC, Term Loan, 1st Lien (LIBOR plus 3.25%)

5.58%	03/06/25	[1]	1,459,653	1,383,941
PowerTeam Services LLC, Term Loan, 2nd Lien (LIBOR plus 7.25%)

9.58%	03/06/26	[1]	750,000	727,500
Prime Security Services Borrower LLC,

Term Loan B1, 1st Lien (LIBOR plus 2.75%)
5.15%	05/02/22	[1]	976,365	970,917
TKC Holdings, Inc., Term Loan, 1st Lien (LIBOR plus 3.75%)

6.16%	02/01/23	[1]	1,406,046	1,379,240
University Support Services LLC, Term Loan B, 1st Lien (LIBOR plus 3.50%)

5.91%	06/20/25	[1]	2,147,056	2,149,075
Worldstrides, Term Loan B, 1st Lien (LIBOR plus 4.00%)

6.40%	12/16/24	[1]	1,483,731	1,484,658

				14,826,501

See accompanying notes to Schedule of Portfolio Investments.
34 /June 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Transportation — 1.50%
American Airlines, Inc., Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.06%	06/27/25	[1]	$1,280,174	$ 1,246,793
Arctic LNG Carriers Ltd., Term Loan B, 1st Lien (LIBOR plus 4.50%)

6.83%	05/18/23	[1]	490,000	482,650
Commercial Barge Line Co., Term Loan B, 1st Lien (LIBOR plus 8.75%)

11.15%	11/12/20	[1]	176,316	119,895
International Seaways, Inc., Term Loan, 1st Lien (LIBOR plus 6.00%)

8.44%	06/22/22	[1]	1,406,096	1,409,611
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece) (LIBOR plus 5.00%)

5.90%	09/14/20	[1,2]	742,145	739,670

				3,998,619

Total Bank Loans
(Cost $234,436,210)				232,729,857

CORPORATES — 6.54%* Communications — 0.99% CSC Holdings LLC

6.50%	02/01/29	[13]	500,000	546,563

6.75%	11/15/2	[1]	1,000,000	1,072,500
T-Mobile USA, Inc.

6.00%	03/01/2	[3]	1,000,000	1,025,000

				2,644,063

Consumer Discretionary — 0.36%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.

5.75%	10/15/20		969,108	972,742

Energy — 0.20%
USA Compression Partners LP/USA Compression Finance Corp.

6.88%	09/01/27	[13]	500,000	527,555

Finance — 1.22%
Citigroup, Inc. (LIBOR USD 3-Month plus 0.55%)

3.07%	08/25/36	[1]	1,800,000	1,389,708
GE Capital International Funding Co. (Ireland)

4.42%	11/15/35	[2]	75,000	74,356

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Goldman Sachs Group, Inc. (The)

3.27%	09/29/25	[14]	$980,000	$ 998,442
Park Aerospace Holdings Ltd. (Cayman Islands)

4.50%	03/15/23	[2,13]	750,000	774,906

				3,237,412

Health Care — 1.88%
Cigna Corp. (LIBOR USD 3-Month plus 0.89%)

3.49%	07/15/23	1,[13]	2,700,000	2,699,546
CVS Health Corp. (LIBOR USD 3-Month plus 0.72%)

3.17%	03/09/21	[1]	1,000,000	1,004,740
Hill-Rom Holdings, Inc.

5.75%	09/01/23	[13]	250,000	259,687
Tenet Healthcare Corp.

6.00%	10/01/20		1,000,000	1,032,500

				4,996,473

Industrials — 0.92% General Electric Co. (MTN) (LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[1]	850,000	635,692
Sealed Air Corp.

5.25%	04/01/23	[13]	1,500,000	1,582,500
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)

7.75%	04/15/26	[2,13]	250,000	226,250

				2,444,442

Information Technology — 0.19%
SS&C Technologies, Inc.

5.50%	09/30/27	[13]	500,000	519,687

Real Estate Investment Trust (REIT) — 0.51% SL Green Operating Partnership LP (LIBOR USD 3-Month plus 0.98%)

3.50%	08/16/21	[1]	1,350,000	1,350,512

Services — 0.10%
GFL Environmental, Inc. (Canada)

7.00%	06/01/26	[2,13]	250,000	257,187

Transportation — 0.17%
American Airlines Pass-Through Trust, Series 2013-2, Class B

5.60%	07/15/20	[13]	454,363	465,040

Total Corporates
(Cost $17,275,657)				17,415,113

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 35

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 0.16%*

California — 0.16%
State of California, Build America Bonds

7.95%	03/01/36	$400,000	$415,084

Total Municipal Bonds
(Cost $414,660)
Total Bonds – 94.10%

(Cost $252,126,527)			250,560,054

		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.86%
Money Market Funds — 4.46%
Dreyfus Government Cash Management Fund

2.26%[15]		70,000	70,000
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
2.29%[15]		11,795,000	11,795,000

			11,865,000

U.S. Treasury Bills — 3.40%
U.S. Treasury Bills

2.34%[16]	07/16/19	$5,000,000	4,995,677

2.40%[16]	07/18/19	4,067,000	4,063,070

			9,058,747

Total Short-Term Investments
(Cost $20,922,565)			20,923,747

Total Investments – 101.96%
(Cost $273,049,092)			271,483,801

Net unrealized depreciation on unfunded
commitments (0.00)%			(5,035)
Liabilities in Excess of Other
Assets – (1.96)%			(5,214,012)

Net Assets – 100.00%			$266,264,754

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.
[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $67,399, at an interest rate of 0.50% and a maturity of June 26, 2026.The investment is not accruing an unused commitment fee.

[4]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $59,394, at an interest rate of 1.75% and a maturity of May 14, 2026.The investment is not accruing an unused commitment fee.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $1,971,100, which is 0.74% of total net assets.
[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $90,682, at an interest rate of 1.00% and a maturity of June 03, 2026.The investment is not accruing an unused commitment fee.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $260,531, at an interest rate of 3.75% and a maturity of November 13, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $55,114, at an interest rate of 1.00% and a maturity of July 10, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[10]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $104,397, at an interest rate of 1.00% and a maturity of February 14, 2025. The investment is not accruing an unused commitment fee.

[11]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $205,311, at an interest rate of 1.00% and a maturity of June 12, 2026.The investment is not accruing an unused commitment fee.

[12]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $34,460, at an interest rate of 3.75% and a maturity of August 01, 2025. The investment is not accruing an unused commitment fee.

[13]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[14]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[15]	Represents the current yield as of June 30, 2019.
[16]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.
36 / June 2019

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 88.02%

BANK LOANS — 19.79%*

Communications — 6.49%
CenturyLink, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)
0.50%	01/31/25	[1]	$2,750,425	$2,691,607
Colorado Buyer, Inc., Term Loan, 1st Lien (LIBOR plus 3.00%)
5.42%	05/01/24	[1]	911,400	851,594
Colorado Buyer, Inc., Term Loan, 2nd Lien (LIBOR plus 7.25%)
9.67%	05/01/25	[1]	480,000	420,516
CommScope, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)
5.65%	04/04/26	[1]	2,500,000	2,496,250
CSC Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)
4.64%	07/17/25	[1]	5,623,650	5,543,231
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[2]	1,329,300	1,338,160
Level 3 Financing, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)
4.25%	02/22/24	[1]	3,410,000	3,387,409
NEP/NCP Holdco, Inc., Term Loan, 2nd Lien (LIBOR plus 7.00%)
9.40%	10/19/26	[1]	875,000	870,625
SBA Senior Finance II LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)
4.41%	04/11/25	[1]	3,826,784	3,784,154
Sprint Communications, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)
4.94%	02/02/24	[1]	4,124,504	4,069,504
(LIBOR plus 3.00%)
5.44%	02/02/24	[1]	1,044,750	1,036,914
Unitymedia Finance LLC, Term Loan E, 1st Lien (LIBOR plus 2.00%)
4.39%	06/01/23	[1]	3,089,552	3,085,165
WMG Acquisition Corp., Term Loan F, 1st Lien (LIBOR plus 2.13%)
4.53%	11/01/23	[1]	1,100,000	1,086,734

				30,661,863

Consumer Discretionary — 0.64%
Alphabet Holding Co., Inc., Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary (continued)
(LIBOR plus 3.50%)
5.90%	09/26/24	[1]	$1,490,298	$1,410,195
CityCenter Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)
4.65%	04/18/24	[1]	1,588,314	1,583,636

				2,993,831

Energy — 1.24%
Vistra Operations Co., LLC, Term Loan B1, 1st Lien (LIBOR plus 2.00%)
4.40%	08/04/23	[1]	1,186,193	1,186,121
Vistra Operations Co., LLC, Term Loan B3, 1st Lien (LIBOR plus 2.00%)
4.33%	12/31/25	[1]	150,676	150,695
4.39%	12/31/25	[1]	1,886,219	1,886,464
4.40%	12/31/25	[1]	2,640,521	2,640,865

				5,864,145

Finance — 0.11%
Auris Lux Co., Term Loan B, 1st Lien (Luxembourg) (LIBOR plus 3.75%)
6.15%	02/27/26	[1,2]	523,688	525,389

Food — 0.11%
Houston Foods, Inc., Term Loan B, 1st Lien (LIBOR plus 3.75%)
6.15%	07/20/25	[1]	544,500	528,846

Gaming — 0.62%
Caesars Entertainment LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)
4.40%	10/07/24	[1]	1,994,937	1,980,912
Golden Nugget, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.14%	10/04/23	[1]	425,403	422,504
5.15%	10/04/23	[1]	530,635	527,019

				2,930,435

Health Care — 2.83%
Acadia Healthcare Co., Inc., Term Loan B4, 1st Lien (LIBOR plus 2.50%)
4.90%	02/16/23	[1]	1,221,873	1,218,060

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 37

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Aveanna Healthcare LLC, Term Loan, 1st Lien (LIBOR plus 4.25%)
6.65%	03/13/24	[1]	$777,063	$754,722
Aveanna Healthcare LLC, Term Loan, 2nd Lien (LIBOR plus 8.00%)
2.50%	03/13/25	[1]	465,000	452,213
Change Healthcare Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.15%	03/01/24	[1]	887,376	882,056
Gentiva Health Services, Inc., Term Loan, 2nd Lien (PRIME plus 6.00%)
11.50%	07/02/26	[1]	550,000	556,875
Kindred at Home, Term Loan, 1st Lien (LIBOR plus 3.75%)
6.19%	07/02/25	[1]	1,091,301	1,093,691
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.08%	06/07/23	[1]	2,000,000	1,917,500
Valeant Pharmaceuticals International Term Loan B, 1st Lien (LIBOR plus 2.75%)
5.16%	11/27/25	[1]	2,911,185	2,897,546
(LIBOR plus 3.00%)
5.41%	06/02/25	[1]	2,750,588	2,752,596
Wink Holdco, Inc., Term Loan, 2nd Lien (LIBOR plus 6.75%)
9.16%	12/01/25	[1]	850,000	857,437

				13,382,696

Information Technology — 3.72%
Dell International LLC, Term Loan A2, 1st Lien (LIBOR plus 1.75%)
4.16%	09/07/21	[1]	1,108,869	1,108,453
First Data Corp., Term Loan, 1st Lien (LIBOR plus 2.00%)
4.40%	07/08/22	[1]	1,610,963	1,610,923
4.40%	04/26/24	[1]	6,689,948	6,689,948
Quintiles IMS, Inc., Term Loan B3, 1st Lien (LIBOR plus 1.75%)
4.15%	06/11/25	[1]	2,347,218	2,337,677
Scientific Games International, Inc., Term Loan B5, 1st Lien (LIBOR plus 2.75%)
5.15%	08/14/24	[1]	350,246	345,405

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
5.23%	08/14/24	[1]	$1,454,565	$1,434,463
SS&C Technologies, Inc., Term Loan B3, 1st Lien (LIBOR plus 2.25%)
4.65%	04/16/25	[1]	1,697,634	1,693,288
SS&C Technologies, Inc., Term Loan B4, 1st Lien (LIBOR plus 2.25%)
4.65%	04/16/25	[1]	1,164,221	1,161,240
TierPoint LLC, Term Loan, 1st Lien (LIBOR plus 3.75%)
6.15%	05/06/24	[1]	1,265,018	1,178,048

				17,559,445

Materials — 1.23%
Axalta Coating Systems US Holdings, Inc., Term Loan B3, 1st Lien (LIBOR plus 1.75%)
4.08%	06/01/24	[1]	992,462	982,230
Berry Global, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)
2.50%	05/15/26	[1]	2,560,000	2,545,600
Berry Global, Inc., Term Loan S, 1st Lien (LIBOR plus 1.75%)
4.16%	02/08/20	[1]	803,571	803,499
Liqui-Box Corp., Term Loan B, 1st Lien (LIBOR plus 4.50%)
4.50%	06/03/26	[1]	1,500,000	1,487,813

				5,819,142

Real Estate Investment Trust (REIT) — 1.73%
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien (LIBOR plus 2.00%)
4.40%	03/21/25	[1]	5,031,140	5,006,387
VICI Properties 1 LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)
4.40%	12/20/24	[1]	3,203,636	3,171,600

				8,177,987

Retail — 0.54%
BC ULC/New Red Finance, Inc., Term Loan B-3, 1st Lien (Canada) (LIBOR plus 2.25%)
7.44%	02/16/24	[1,2]	2,566,677	2,551,713

See accompanying notes to Schedule of Portfolio Investments.
38 / June 2019

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Services — 0.53%
GFL Environmental, Inc., Term Loan B, 1st Lien (LIBOR plus 3.00%)
5.40%	05/30/25	[1]	$997,481	$982,968
PowerTeam Services LLC, Term Loan, 2nd Lien (LIBOR plus 7.25%)
9.58%	03/06/26	[1]	1,565,000	1,518,050

				2,501,018

Total Bank Loans
(Cost $93,727,303)				93,496,510

CORPORATES — 68.23%*

Automotive — 0.25%
Allison Transmission, Inc.
5.88%	06/01/29	[3]	1,120,000	1,181,600

Communications — 18.94%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,3]	1,593,000	1,605,107
Altice France SA (France)
7.38%	05/01/26	[2,3]	3,134,000	3,220,185
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%	06/01/29	[3]	6,761,000	6,997,635
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%	07/23/25		2,500,000	2,719,675
Clear Channel International BV (Netherlands)
8.75%	12/15/20	[2,3]	4,108,000	4,215,835
DISH DBS Corp.
5.88%	11/15/24		489,000	460,883
7.75%	07/01/26		449,000	439,739
DISH Network Corp.
3.38%	08/15/26		1,398,000	1,362,608
EW Scripps Co. (The)
5.13%	05/15/25	[3]	1,967,000	1,905,531
Frontier Communications Corp.
7.13%	01/15/23		3,761,000	2,274,314
8.00%	04/01/27	[3]	718,000	748,515
8.50%	04/01/26	[3]	718,000	698,255
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	5,358,000	4,915,965
9.75%	07/15/25	[2,3]	1,781,000	1,825,525
Intelsat Luxembourg SA (Luxembourg)
8.13%	06/01/23	[2]	2,545,000	1,978,737
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[2]	1,100,000	1,451,616

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)
Level 3 Financing, Inc.
6.13%	01/15/21		$1,850,000	$1,862,950
Midcontinent Communications/Midcontinent Finance Corp.
6.88%	08/15/23	[3]	2,119,000	2,206,409
Qwest Corp.
6.75%	12/01/21		4,830,000	5,208,334
Sinclair Television Group, Inc.
5.38%	04/01/21		3,350,000	3,361,725
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	3,601,000	3,623,506
Sprint Communications, Inc.
7.00%	03/01/20	[3]	2,768,000	2,844,120
Sprint Corp.
7.63%	03/01/26		5,288,000	5,650,228
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	2,259,000	2,256,764
5.15%	03/20/28	[3]	4,154,000	4,289,005
TEGNA, Inc.
5.13%	10/15/19		2,980,000	2,987,450
T-Mobile USA, Inc.
4.75%	02/01/28		500,000	514,425
6.00%	03/01/23		7,100,000	7,277,500
6.50%	01/15/24		5,025,000	5,204,016
Univision Communications, Inc.
5.13%	02/15/25	[3]	1,123,000	1,071,061
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	05/15/29	[2,3]	3,739,000	3,803,311
Windstream Services LLC/Windstream Finance Corp.[4]
9.00%	06/30/25	[3,5]	726,000	506,385

				89,487,314

Consumer Discretionary — 3.54%
Bacardi Ltd. (Bermuda)
5.30%	05/15/48	[2,3]	1,475,000	1,554,855
Central Garden & Pet Co.
5.13%	02/01/28		1,505,000	1,478,663
High Ridge Brands Co.
8.88%	03/15/25	[3,6,7]	400,000	40,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.
5.75%	10/15/20		5,427,003	5,447,354
(LIBOR USD 3-Month plus 3.50%)
6.10%	07/15/21	[1,3]	7,373,000	7,391,433

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 39

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary (continued)

Spectrum Brands, Inc.

6.63%	11/15/22		$794,000	$815,041

				16,727,346

Electric — 0.78%

Energizer Holdings, Inc.

7.75%	01/15/27	[3]	3,274,000	3,551,733

Indiantown Cogeneration LP, Series A-10

9.77%	12/15/20	[6,7]	145,183	153,168

				3,704,901

Energy — 9.78%

Antero Resources Corp.

5.00%	03/01/25		1,916,000	1,777,090

5.63%	06/01/23		2,675,000	2,588,597

Centennial Resource Production LLC

6.88%	04/01/27	[3]	3,500,000	3,552,500

CrownRock LP/CrownRock Finance, Inc.

5.63%	10/15/25	[3]	570,000	572,850

Endeavor Energy Resources LP/EER Finance, Inc.

5.75%	01/30/28	[3]	1,267,000	1,339,853

Ensco Rowan PLC (United Kingdom)

7.75%	02/01/26	[2]	1,398,000	1,048,500

EQT Corp.

3.90%	10/01/27		2,280,000	2,166,733

Hess Corp.

5.60%	02/15/41		1,940,000	2,089,891

Matador Resources Co.

5.88%	09/15/26		766,000	777,490

NGPL Pipe Co. LLC

4.38%	08/15/22	[3]	3,295,000	3,410,325

Parsley Energy LLC/Parsley Finance Corp.

5.25%	08/15/25	[3]	1,212,000	1,236,240

Range Resources Corp.

4.88%	05/15/25		2,185,000	1,928,263

Rockies Express Pipeline LLC

5.63%	04/15/20	[3]	4,553,000	4,649,751

6.88%	04/15/40	[3]	2,578,000	2,888,417

Seven Generations Energy Ltd. (Canada)

5.38%	09/30/25	[2,3]	986,000	950,257

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.

7.50%	06/15/25	[3]	740,000	725,200

Targa Resources Partners LP/Targa Resources Partners Finance Corp.

6.88%	01/15/29	[3]	3,100,000	3,444,689

TransMontaigne Partners LP/ TLP Finance Corp.

6.13%	02/15/26		1,171,000	1,132,943

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

Transocean Phoenix 2 Ltd. (Cayman Islands)

7.75%	10/15/24	[2,3]	$2,472,750	$2,652,024

Transocean Pontus Ltd. (Cayman Islands)

6.13%	08/01/25	[2,3]	1,518,615	1,571,767

Transocean Poseidon Ltd. (Cayman Islands)

6.88%	02/01/27	[2,3]	1,140,000	1,207,687

Transocean Proteus Ltd. (Cayman Islands)

6.25%	12/01/24	[2,3]	1,427,250	1,478,988

USA Compression Partners LP/USA Compression Finance Corp.

6.88%	04/01/26		496,000	526,950

6.88%	09/01/27	[3]	1,587,000	1,674,460

WPX Energy, Inc.

5.25%	09/15/24		814,000	837,403

				46,228,868

Finance — 2.57%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.50%	01/15/25	[2]	450,000	452,949

Avolon Holdings Funding Ltd. (Cayman Islands)

5.13%	10/01/23	[2,3]	6,952,000	7,376,072

GE Capital International Funding Co. (Ireland)

4.42%	11/15/35	[2]	2,400,000	2,379,394

Trident Merger Sub, Inc.

6.63%	11/01/25	[3]	2,073,000	1,943,437

				12,151,852

Food — 2.50%

B&G Foods, Inc.

4.63%	06/01/21		2,499,000	2,511,495

Chobani LLC/Chobani Finance Corp., Inc.

7.50%	04/15/25	[3]	555,000	521,700

Pilgrim’s Pride Corp.

5.88%	09/30/27	[3]	1,568,000	1,630,720

Post Holdings, Inc.

5.50%	12/15/29	[3]	3,200,000	3,220,000

Sigma Holdco BV (Netherlands)

7.88%	05/15/26	[2,3]	1,912,000	1,778,160

Smithfield Foods, Inc.

5.20%	04/01/29	[3]	1,950,000	2,127,429

				11,789,504

Gaming — 2.24%

Churchill Downs, Inc.

4.75%	01/15/28	[3]	1,245,000	1,257,139

5.50%	04/01/27	[3]	2,362,000	2,474,195

See accompanying notes to Schedule of Portfolio Investments.
40 / June 2019

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Gaming (continued)

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.

6.13%	08/15/21	[3]	$2,206,000	$2,244,605

Twin River Worldwide Holdings, Inc.

6.75%	06/01/27	[3]	2,417,000	2,525,765

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.

5.25%	05/15/27	[3]	1,119,000	1,127,393

5.50%	03/01/25	[3]	910,000	942,123

				10,571,220

Health Care — 11.79%

Bausch Health Cos., Inc. (Canada)

5.75%	08/15/27	[2,3]	2,352,000	2,477,785

6.50%	03/15/22	[2,3]	865,000	897,437

Bayer U.S. Finance II LLC

4.38%	12/15/28	[3]	1,125,000	1,189,239

Catalent Pharma Solutions, Inc.

5.00%	07/15/27	[3]	3,100,000	3,169,750

Centene Corp.

5.38%	06/01/26	[3]	1,000,000	1,051,250

5.63%	02/15/21		2,958,000	3,017,160

CHS/Community Health Systems, Inc.

6.25%	03/31/23		882,000	852,233

6.88%	02/01/22		1,021,000	687,899

8.00%	03/15/26	[3]	2,562,000	2,478,735

CVS Health Corp.

5.05%	03/25/48		2,250,000	2,400,210

Elanco Animal Health, Inc.

3.91%	08/27/21	[3]	2,147,000	2,194,305

4.90%	08/28/28	[3]	1,740,000	1,944,889

Endo DAC/Endo Finance LLC/Endo Finco, Inc. (Ireland)

6.00%	02/01/25	[2,3]	1,315,000	892,556

HCA, Inc.

5.25%	06/15/49		2,400,000	2,504,807

5.88%	02/01/29		4,790,000	5,257,025

6.50%	02/15/20		5,234,000	5,369,477

Hill-Rom Holdings, Inc.

5.75%	09/01/23	[3]	2,376,000	2,468,070

Molina Healthcare, Inc.

4.88%	06/15/25	[3]	2,500,000	2,546,875

Tenet Healthcare Corp.

4.38%	10/01/21		500,000	508,750

4.75%	06/01/20		7,892,000	7,961,055

6.00%	10/01/20		4,618,000	4,768,085

WellCare Health Plans, Inc.

5.38%	08/15/26	[3]	1,000,000	1,065,000

				55,702,592

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials — 6.68%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)

6.00%	02/15/25	[2,3]	$739,000	$767,636

Ball Corp.

4.38%	12/15/20		1,883,000	1,923,014

4.88%	03/15/26		1,428,000	1,519,035

Bombardier, Inc. (Canada)

7.88%	04/15/27	[2,3]	1,546,000	1,551,797

Clean Harbors, Inc.

4.88%	07/15/27	[3]	3,200,000	3,260,320

5.13%	06/01/21		3,948,000	3,959,804

Covanta Holding Corp.

5.88%	07/01/25		530,000	553,187

General Electric Co. (GMTN)

6.00%	08/07/19		2,075,000	2,081,312

General Electric Co. (MTN) (LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[1]	1,300,000	972,235

Graphic Packaging International LLC

4.75%	07/15/27	[3]	4,000,000	4,120,000

4.88%	11/15/22		3,531,000	3,676,654

Sealed Air Corp.

5.25%	04/01/23	[3]	1,712,000	1,806,160

5.50%	09/15/25	[3]	1,698,000	1,812,615

Silgan Holdings, Inc.

4.75%	03/15/25		1,539,000	1,558,237

Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)

7.75%	04/15/26	[2,3]	2,195,000	1,986,475

				31,548,481

Information Technology — 1.82%

CDK Global, Inc.

3.80%	10/15/19		3,361,000	3,369,403

IQVIA, Inc.

5.00%	05/15/27	[3]	2,000,000	2,062,500

SS&C Technologies, Inc.

5.50%	09/30/27	[3]	3,047,000	3,166,976

				8,598,879

Real Estate Investment Trust (REIT) — 0.72%

GLP Capital LP/GLP Financing II, Inc.

5.30%	01/15/29		1,890,000	2,047,593

5.75%	06/01/28		1,215,000	1,343,450

				3,391,043

Retail — 1.89%

Cumberland Farms, Inc.

6.75%	05/01/25	[3]	540,000	578,062

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 41

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Retail (continued)

eG Global Finance PLC (United Kingdom)

6.75%	02/07/25	[2,3]	$2,746,000	$2,731,446

IRB Holding Corp.

6.75%	02/15/26	[3]	1,303,000	1,299,743

Nathan’s Famous, Inc.

6.63%	11/01/25	[3]	696,000	686,430

Rite Aid Corp.

6.13%	04/01/23	[3]	4,263,000	3,612,893

				8,908,574

Services — 1.62%

GFL Environmental, Inc. (Canada)

8.50%	05/01/27	[2,3]	1,663,000	1,793,961

Matthews International Corp.

5.25%	12/01/25	[3]	512,000	504,960

Service Corp. International/U.S.

4.50%	11/15/20		2,480,000	2,490,850

4.63%	12/15/27		1,174,000	1,203,350

Waste Pro USA, Inc.

5.50%	02/15/26	[3]	1,610,000	1,654,275

				7,647,396

Transportation — 3.11%

American Airlines Pass-Through Trust, Series 2013-1, Class B

5.63%	01/15/21	[3]	3,061,272	3,138,634

Continental Airlines Pass-Through Trust, Series 2007-1, Class B

6.90%	04/19/22		851,693	887,933

Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1

6.72%	01/02/23		6,658,162	7,148,655

U.S. Airways Pass-Through Trust, Series 2010-1, Class A

6.25%	04/22/23		1,208,817	1,320,343

U.S. Airways Pass-Through Trust, Series 2012-1, Class A

5.90%	10/01/24		1,982,679	2,190,999

				14,686,564

Total Corporates
(Cost $316,676,393)				322,326,134

Total Bonds – 88.02%
(Cost $410,403,696)				415,822,644

Issues		Shares	Value

COMMON STOCK — 0.93%

Electric — 0.91%

Homer City Holdings LLC[3,4,6,7]		502,908	$4,274,718

Energy — 0.02%

Sabine Oil & Gas Holdings, Inc.[3,4,6,7]		3,587	104,023

Total Common Stock
(Cost $30,886,764)			4,378,741

WARRANT — 0.01%

Energy — 0.01%

Sabine Oil & Gas Holdings, Inc. Warrant Tranche 1[3,4,6,7]		11,172	39,102

Sabine Oil & Gas Holdings, Inc. Warrant Tranche 2[4,6,7]		2,347	7,041

			46,143

Total Warrant
(Cost $2,595,507)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 13.82%

Money Market Funds — 4.92%

Morgan Stanley Institutional Liquidity Funds-Government Portfolio

2.29%[8]		23,259,000	23,259,000

U.S. Treasury Bills — 8.90%
U.S. Treasury Bills

2.11%[9,10]	09/26/19	$870,000	865,679

2.30%[10]	07/30/19	14,128,000	14,103,673

2.32%[10]	07/16/19	11,900,000	11,889,711

2.32%[10]	07/23/19	12,000,000	11,984,892

2.42%[10]	07/18/19	3,200,000	3,196,908

			42,040,863

Total Short-Term Investments
(Cost $65,294,430)			65,299,863

Total Investments – 102.78%

(Cost $509,180,397)			485,547,391

Liabilities in Excess of Other Assets – (2.78)%			(13,127,592)

Net Assets – 100.00%			$472,419,799

See accompanying notes to Schedule of Portfolio Investments.
42 / June 2019

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Non-income producing security.

[5]	Security is currently in default with regard to scheduled interest or principal payments.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,618,052, which is 0.98% of total net assets.

[8]	Represents the current yield as of June 30, 2019.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $865,676.

[10]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	1,286	09/30/19	$151,948,938	$2,068,885	$2,068,885
U.S. Treasury Two Year Note	151	09/30/19	32,492,133	239,505	239,505

			184,441,071	2,308,390	2,308,390

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	240	09/19/19	(33,150,000)	(491,130)	(491,130)
U.S. Treasury Ultra Bond	51	09/19/19	(9,055,688)	(278,644)	(278,644)

			(42,205,688)	(769,774)	(769,774)

TOTAL FUTURES CONTRACTS			$142,235,383	$1,538,616	$1,538,616

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 43

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 98.72%

ASSET-BACKED SECURITIES — 5.76%**

Academic Loan Funding Trust, Series 2012-1A, Class A2 (LIBOR USD 1-Month plus 1.10%)

3.50%	12/27/44	[1,2]	$782,930	$785,550

Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)

3.39%	01/20/28	[1,2,3]	1,315,000	1,310,724

Barings CLO Ltd., Series 2016-2A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.08%)

3.67%	07/20/28	[1,2,3]	50,000	50,010

Bayview Commercial Asset Trust, Series 2004-3, Class A1 (LIBOR USD 1-Month plus 0.56%)

2.96%	01/25/35	[1,2]	406,469	404,820

Brazos Higher Education Authority, Inc., Series 2010-1, Class A2 (LIBOR USD 3-Month plus 1.20%)

3.72%	02/25/35	[1]	650,000	663,495

Brazos Higher Education Authority, Inc., Series 2011-1, Class A2 (LIBOR USD 3-Month plus 0.80%)

3.32%	02/25/30	[1]	32,710	32,726

Brazos Higher Education Authority, Inc., Series 2011-2, Class A3 (LIBOR USD 3-Month plus 1.00%)

3.58%	10/27/36	[1]	1,030,000	1,041,368

CIT Education Loan Trust, Series 2007-1, Class A (LIBOR USD 3-Month plus 0.09%)

2.44%	03/25/42	[1,2]	275,701	263,543

Corevest American Finance Trust, Series 2019-1, Class XA (IO)

2.35%	03/15/52	[2,4]	5,990,292	587,585

Dryden 71 CLO Ltd., Series 2018-71A, Class A (Cayman Islands) (LIBOR USD 3-Month plus 1.15%)
3.84%	01/15/29	[1,2,3]	1,715,000	1,715,057

Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.90%)

3.50%	04/15/29	[1,2,3]	1,785,000	1,774,933

Educational Funding of the South, Inc., Series 2011-1, Class A2 (LIBOR USD 3-Month plus 0.65%)

3.23%	04/25/35	[1]	318,319	316,302

GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN (LIBOR USD 1-Month plus 0.65%)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
3.05%	08/27/46	[1,2]	$787,087	$750,952

Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)

3.09%	07/17/29	[2,3]	851,458	854,900

Higher Education Funding I, Series 2014-1, Class A (LIBOR USD 3-Month plus 1.05%)

3.57%	05/25/34	[1,2]	1,190,952	1,199,519

J.G. Wentworth XXX LLC, Series 2013-3A, Class A

4.08%	01/17/73	[2]	462,679	489,536

J.G. Wentworth XXXII LLC, Series 2014-2A, Class A

3.61%	01/17/73	[2]	858,781	894,265

LCM XIX LP, Series 19A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.24%)

3.84%	07/15/27	[1,2,3]	50,000	50,046

LCM XX LP, Series 20A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.04%)

3.63%	10/20/27	[1,2,3]	1,700,000	1,699,832

Magnetite IX Ltd., Series 2014-9A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.00%)

3.58%	07/25/26	[1,2,3]	35,400	35,429

Magnetite XVIII Ltd., Series 2016-18A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.08%)

3.60%	11/15/28	[1,2,3]	50,000	49,977

Navient Student Loan Trust, Series 2014-1, Class A3 (LIBOR USD 1-Month plus 0.51%)

2.94%	06/25/31	[1]	2,251,966	2,223,212

Navient Student Loan Trust, Series 2014-2, Class A (LIBOR USD 1-Month plus 0.64%)

3.07%	03/25/83	[1]	73,326	72,292

Navient Student Loan Trust, Series 2014-3, Class A (LIBOR USD 1-Month plus 0.62%)

3.02%	03/25/83	[1]	1,939,580	1,914,032

Navient Student Loan Trust, Series 2014-4, Class A (LIBOR USD 1-Month plus 0.62%)

3.02%	03/25/83	[1]	1,803,689	1,768,494

Navient Student Loan Trust, Series 2016-2A, Class A3 (LIBOR USD 1-Month plus 1.50%)

3.90%	06/25/65	[1,2]	1,640,000	1,687,823

Nelnet Student Loan Trust, Series 2011-1A, Class A (LIBOR USD 1-Month plus 0.85%)

See accompanying notes to Schedule of Portfolio Investments.
44 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

3.25%	02/25/48	[1,2]	$1,066,985	$1,074,058

Nelnet Student Loan Trust, Series 2014-4A, Class A2 (LIBOR USD 1-Month plus 0.95%)

3.35%	11/25/48	[1,2]	1,370,000	1,356,738

Northstar Education Finance, Inc., Series 2007-1, Class A2 (LIBOR USD 3-Month plus 0.75%)

3.33%	01/29/46	[1]	74,868	74,037

Recette CLO Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.92%)

3.51%	10/20/27	[1,2,3]	1,875,000	1,874,064

SLC Student Loan Trust, Series 2004-1, Class B (LIBOR USD 3-Month plus 0.29%)

2.81%	08/15/31	[1]	161,866	148,185

SLC Student Loan Trust, Series 2008-1, Class A4A (LIBOR USD 3-Month plus 1.60%)

4.01%	12/15/32	[1]	361,686	370,729

SLM Student Loan Trust, Series 2004-2, Class B (LIBOR USD 3-Month plus 0.47%)

3.05%	07/25/39	[1]	195,155	183,712

SLM Student Loan Trust, Series 2006-2, Class A6 (LIBOR USD 3-Month plus 0.17%)

2.75%	01/25/41	[1]	92,036	88,958

SLM Student Loan Trust, Series 2006-8, Class A6 (LIBOR USD 3-Month plus 0.16%)

2.74%	01/25/41	[1]	1,025,000	974,968

SLM Student Loan Trust, Series 2008-2, Class B (LIBOR USD 3-Month plus 1.20%)

3.78%	01/25/83	[1]	185,000	177,153

SLM Student Loan Trust, Series 2008-3, Class B (LIBOR USD 3-Month plus 1.20%)

3.78%	04/26/83	[1]	185,000	175,765

SLM Student Loan Trust, Series 2008-4, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	04/25/73	[1]	185,000	187,621

SLM Student Loan Trust, Series 2008-5, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/25/73	[1]	2,235,000	2,256,204

SLM Student Loan Trust, Series 2008-6, Class A4 (LIBOR USD 3-Month plus 1.10%)

3.68%	07/25/23	[1]	2,345,213	2,347,170

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-6, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/26/83	[1]	$185,000	$187,833

SLM Student Loan Trust, Series 2008-7, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/26/83	[1]	185,000	187,859

SLM Student Loan Trust, Series 2008-8, Class B (LIBOR USD 3-Month plus 2.25%)

4.83%	10/25/75	[1]	185,000	188,783

SLM Student Loan Trust, Series 2008-9, Class A (LIBOR USD 3-Month plus 1.50%)

4.08%	04/25/23	[1]	896,930	907,513

SLM Student Loan Trust, Series 2008-9, Class B (LIBOR USD 3-Month plus 2.25%)

4.83%	10/25/83	[1]	1,885,000	1,929,045

SLM Student Loan Trust, Series 2009-3, Class A (LIBOR USD 1-Month plus 0.75%)

3.15%	01/25/45	[1,2]	3,616,227	3,566,531

SLM Student Loan Trust, Series 2011-2, Class A2 (LIBOR USD 1-Month plus 1.20%)

3.60%	10/25/34	[1]	500,000	508,024

SLM Student Loan Trust, Series 2012-7, Class A3 (LIBOR USD 1-Month plus 0.65%)

3.05%	05/26/26	[1]	737,877	724,913

Structured Receivables Finance LLC, Series 2010-A, Class B

7.61%	01/16/46	2,†	541,009	632,108

Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)

1.61%	07/01/42	[1,2]	600,000	566,000

TCI-Flatiron CLO Ltd., Series 2016-1, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.22%)

3.81%	07/17/28	[1,2,3]	10,000	10,007

Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands) (LIBOR USD 3-Month plus 1.07%)

3.66%	10/20/28	[1,2,3]	50,000	50,008

Total Asset-Backed Securities

(Cost $43,176,698)				43,384,408

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 45

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS — 0.75%*

Automotive — 0.03%

Panther BF Aggregator 2 LP/Panther Finance Co., Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)

5.90%	04/30/26	[1]	$ 200,000	$198,813

Communications — 0.11%

CSC Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.64%	01/15/26	[1]	359,100	353,940

Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)

6.63%	01/02/24	[3]	225,000	226,500

Lamar Media Corp., Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.13%	03/14/25	[1]	197,500	197,994

Sprint Communications, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)

4.94%	02/02/24	[1]	54,443	53,717

				832,151

Consumer Discretionary — 0.06%

Reynolds Group Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)

2.75%	02/06/23	[1]	437,653	435,036

Energy — 0.01%

Vistra Operations Co., LLC, Term Loan B1, 1st Lien (LIBOR plus 2.00%)
4.40%	08/04/23	[1]	81,775	81,770

Finance — 0.24%

Avolon TLB Borrower 1 US, LLC, Term Loan B3, 1st Lien (LIBOR plus 1.75%)

4.13%	01/15/25	[1]	95,108	95,118

Delos Finance SARL, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.08%	10/06/23	[1]	1,733,447	1,733,351

				1,828,469

Gaming — 0.01%

Churchill Downs, Inc., Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.41%	12/27/24	[1]	54,447	54,448

Health Care — 0.12%

Change Healthcare Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.15%	03/01/24	[1]	248,057	246,570

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)

Kindred at Home, Term Loan, 1st Lien (LIBOR plus 3.75%)

6.19%	07/02/25	[1]	$29,775	$29,840

MPH Acquisition Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.08%	06/07/23	[1]	641,103	614,658

				891,068

Industrials — 0.02%

TransDigm, Inc., Term Loan E, 1st Lien (LIBOR plus 2.50%)

4.83%	05/30/25	[1]	198,992	194,743

Information Technology — 0.06%

Dell International LLC, Term Loan A2, 1st Lien (LIBOR plus 1.75%)

4.16%	09/07/21	[1]	263,356	263,258

SS&C Technologies, Inc., Term Loan B3, 1st Lien (LIBOR plus 2.25%)

4.65%	04/16/25	[1]	109,074	108,794

SS&C Technologies, Inc., Term Loan B4, 1st Lien (LIBOR plus 2.25%)

4.65%	04/16/25	[1]	74,802	74,610

				446,662

Materials — 0.05%

Berry Global, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)

2.50%	05/15/26	[1]	250,000	248,594

Berry Global, Inc., Term Loan S, 1st Lien (LIBOR plus 1.75%)

4.16%	02/08/20	[1]	160,714	160,700

				409,294

Real Estate Investment Trust (REIT) — 0.04%

MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	03/21/25	[1]	298,458	296,989

Total Bank Loans

(Cost $5,668,305)				5,669,443

See accompanying notes to Schedule of Portfolio Investments.
46 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES — 29.60%*

Automotive — 0.12%
General Motors Co.
4.88%	10/02/23		$845,000	$896,728

Banking — 3.02%
Bank of America Corp.
3.00%	12/20/23	[4]	1,871,000	1,906,387
Bank of America Corp. (GMTN)
3.59%	07/21/28	[4]	440,000	458,462
Bank of America Corp. (MTN)
3.09%	10/01/25	[4]	1,650,000	1,691,936
3.56%	04/23/27	[4]	605,000	632,065
3.97%	03/05/29	[4]	40,000	42,790
4.27%	07/23/29	[4]	920,000	1,003,080
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21		1,076,000	1,081,233
2.60%	02/07/22		665,000	671,219
3.25%	09/11/24		365,000	379,513
JPMorgan Chase & Co.
3.22%	03/01/25	[4]	1,960,000	2,016,960
3.51%	06/18/22	[4]	40,000	40,889
3.51%	01/23/29	[4]	50,000	52,024
3.96%	01/29/27	[4]	50,000	53,525
4.02%	12/05/24	[4]	1,820,000	1,935,380
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,4]	1,465,000	1,462,438
3.90%	03/12/24	[3]	355,000	369,907
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[3]	1,065,000	1,068,428
4.80%	11/15/24	[3],[4]	50,000	53,155
Santander UK PLC (United Kingdom)
3.40%	06/01/21	[3]	1,650,000	1,677,957
U.S. Bancorp, Series V (MTN)
2.63%	01/24/22		95,000	96,051
Wells Fargo & Co.
3.00%	04/22/26		640,000	648,139
3.00%	10/23/26		1,810,000	1,830,391
3.07%	01/24/23		50,000	50,804
Wells Fargo & Co. (MTN)
2.63%	07/22/22		355,000	357,311
3.30%	09/09/24		3,040,000	3,144,205

				22,724,249

Commercial Services — 0.10%
RELX Capital, Inc.
4.00%	03/18/29		740,000	783,893

Communications — 2.79%
AT&T, Inc.
3.40%	05/15/25		1,980,000	2,036,104

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)
3.55%	06/01/24		$800,000	$831,400
3.88%	01/15/26		1,530,000	1,602,037
4.10%	02/15/28		50,000	52,948
(LIBOR USD 3-Month plus 1.18%)
3.62%	06/12/24	[1]	1,200,000	1,215,431
CBS Corp.
2.50%	02/15/23		40,000	39,792
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%	06/01/29	[2]	442,000	457,470
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%	07/23/25		1,500,000	1,631,805
Clear Channel International BV (Netherlands)
8.75%	12/15/20	[2,3]	142,000	145,727
Comcast Corp.
2.75%	03/01/23		45,000	45,693
3.95%	10/15/25		1,700,000	1,835,547
CSC Holdings LLC
5.50%	05/15/26	[2]	350,000	367,920
6.50%	02/01/29	[2]	43,000	47,004
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	344,000	315,620
9.75%	07/15/25	[2,3]	585,000	599,625
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[2]	750,000	724,116
SES SA (Luxembourg)
3.60%	04/04/23	[2,3]	1,500,000	1,516,890
Sirius XM Radio, Inc.
3.88%	08/01/22	[2]	219,000	220,369
Sprint Capital Corp.
8.75%	03/15/32		292,000	337,990
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	1,511,438	1,509,941
4.74%	03/20/25	[2]	780,000	811,200
5.15%	03/20/28	[2]	785,000	810,513
Time Warner Cable LLC
4.00%	09/01/21		50,000	51,336
T-Mobile USA, Inc.
4.50%	02/01/26		172,000	176,300
6.00%	03/01/23		280,000	287,000
6.50%	01/15/24		367,000	380,074
Verizon Communications, Inc.
4.33%	09/21/28		468,000	518,379
Viacom, Inc.
4.25%	09/01/23		1,000,000	1,058,180

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 47

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24	[3]	$500,000	$523,337
4.38%	05/30/28	[3]	780,000	843,890

				20,993,638

Consumer Discretionary — 0.79%
Anheuser-Busch InBev Worldwide, Inc.
4.75%	01/23/29		730,000	829,365
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	740,000	792,353
BAT Capital Corp.
2.76%	08/15/22		755,000	756,430
3.56%	08/15/27		820,000	818,285
Central Garden & Pet Co.
5.13%	02/01/28		278,000	273,135
First Quality Finance Co., Inc.
5.00%	07/01/25	[2]	111,000	112,110
Reckitt Benckiser Treasury Services PLC
(United Kingdom)
2.75%	06/26/24	[2,3]	1,595,000	1,608,233
Reynolds American, Inc.
4.45%	06/12/25		365,000	387,348
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.
5.75%	10/15/20		339,188	340,460

				5,917,719

Electric — 1.93%
AEP Texas, Inc.
3.85%	10/01/25	[2]	1,150,000	1,206,667
Duke Energy Corp.
2.65%	09/01/26		30,000	29,686
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	395,000	421,723
6.40%	09/15/20	[2]	1,843,000	1,922,290
Entergy Corp.
4.00%	07/15/22		955,000	992,029
Entergy Mississippi LLC
3.10%	07/01/23		1,435,000	1,466,968
Kansas City Power & Light Co.
3.65%	08/15/25		640,000	677,745
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		1,995,000	2,247,806
Metropolitan Edison Co.
4.00%	04/15/25	[2]	770,000	810,643
MidAmerican Energy Co.
3.10%	05/01/27		45,000	46,266
NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.55%)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)
3.07%	08/28/21	[1]	$1,635,000	$1,635,194
Public Service Co. of New Mexico
3.85%	08/01/25		1,405,000	1,456,525
Southwestern Electric Power Co.
3.55%	02/15/22		955,000	978,102
Tucson Electric Power Co.
3.85%	03/15/23		595,000	611,915
Virginia Electric & Power Co., Series C
2.75%	03/15/23		50,000	50,740

				14,554,299

Energy — 2.70%
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	2,555,000	2,632,399
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[3]	8,000	8,313
Centennial Resource Production LLC
6.88%	04/01/27	[2]	194,000	196,910
Concho Resources, Inc.
3.75%	10/01/27		30,000	31,070
Energy Transfer Operating LP
4.05%	03/15/25		2,000,000	2,086,661
5.50%	06/01/27		71,000	79,491
5.88%	01/15/24		1,000,000	1,114,690
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22		235,000	249,453
Matador Resources Co.
5.88%	09/15/26		225,000	228,375
NiSource, Inc.
2.65%	11/17/22		970,000	977,036
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	1,050,000	1,048,568
5.35%	02/12/28	[3]	365,000	332,113
6.50%	01/23/29	[3]	1,260,000	1,222,200
6.63%	06/15/35	[3]	1,570,000	1,458,137
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		780,000	829,631
Range Resources Corp.
4.88%	05/15/25		225,000	198,563
Rockies Express Pipeline LLC
4.95%	07/15/29	[2]	1,000,000	1,037,252
Ruby Pipeline LLC
6.00%	04/01/22	[2]	768,182	786,634
Sabine Pass Liquefaction LLC
5.75%	05/15/24		1,081,000	1,203,086
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[3]	40,000	42,002

See accompanying notes to Schedule of Portfolio Investments.
48 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

Spectra Energy Partners LP
4.75%	03/15/24		$1,500,000	$1,625,740

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[2]	119,000	132,232

TC PipeLines LP
4.65%	06/15/21		2,030,000	2,097,730

USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27	[2]	181,000	190,975

Williams Cos., Inc. (The)
3.35%	08/15/22		480,000	489,442

				20,298,703

Finance — 4.59%

AerCap Ireland Capital DAC/AerCap Global

Aviation Trust (Ireland)
4.45%	12/16/21	[3]	750,000	779,022

Air Lease Corp.
2.13%	01/15/20		1,170,000	1,167,347
4.75%	03/01/20		35,000	35,508

Citibank N.A. (BKNT)
2.10%	06/12/20		290,000	289,502

Daimler Finance North America LLC
3.00%	02/22/21	[2]	30,000	30,245

Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	3,220,263	3,189,722

Ford Motor Credit Co. LLC
2.34%	11/02/20		1,095,000	1,086,804
2.43%	06/12/20		850,000	846,919
3.22%	01/09/22		500,000	500,380
3.34%	03/28/22		40,000	40,173
5.60%	01/07/22		1,330,000	1,408,437
5.88%	08/02/21		1,000,000	1,054,801

GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	4,185,000	4,163,376
4.42%	11/15/35	[3]	1,000,000	991,414

General Motors Financial Co., Inc.
2.65%	04/13/20		50,000	49,994

Goldman Sachs Group, Inc. (The)
2.63%	04/25/21		50,000	50,186
2.75%	09/15/20		1,275,000	1,280,570
3.27%	09/29/25	[4]	2,990,000	3,046,266
3.69%	06/05/28	[4]	775,000	801,700
3.75%	02/25/26		20,000	20,893
4.22%	05/01/29	[4]	355,000	380,713

Morgan Stanley (LIBOR USD 3-Month plus 0.93%)
3.52%	07/22/22	[1]	1,180,000	1,187,773

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[2,3,4]	$390,000	$397,396
3.77%	03/08/24	[2,3,4]	730,000	745,553

Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[2,3]	1,010,000	1,043,540

Raymond James Financial, Inc.
3.63%	09/15/26		250,000	257,316
5.63%	04/01/24		1,990,000	2,252,920

Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	5,530,956	5,517,405

Sandalwood 2013 LLC
2.90%	07/10/25		1,868,416	1,912,604

				34,528,479

Food — 0.96%

Campbell Soup Co.
3.30%	03/15/21		30,000	30,379

(LIBOR USD 3-Month plus 0.50%)
2.91%	03/16/20	[1]	1,000,000	1,000,864

Conagra Brands, Inc.
4.60%	11/01/25		1,400,000	1,525,239

Kraft Heinz Foods Co.
3.00%	06/01/26		660,000	642,813
3.95%	07/15/25		1,265,000	1,317,691
4.63%	01/30/29		30,000	32,307

Kroger Co. (The)
4.50%	01/15/29		730,000	796,006

Post Holdings, Inc.
5.75%	03/01/27	[2]	335,000	347,563

Tyson Foods, Inc.
4.00%	03/01/26		1,460,000	1,556,136

				7,248,998

Gaming — 0.06%

Churchill Downs, Inc.
5.50%	04/01/27	[2]	446,000	467,185

Health Care — 4.42%

AbbVie, Inc.
3.60%	05/14/25		1,777,000	1,837,446

Aetna, Inc.
2.80%	06/15/23		50,000	50,217
3.50%	11/15/24		1,250,000	1,289,333

Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[3]	1,342,000	1,393,996

Allergan Sales LLC
5.00%	12/15/21	[2]	500,000	524,941

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 49

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Amgen, Inc.

3.63%	05/15/22		$50,000	$51,599

Anthem, Inc.

3.13%	05/15/22		1,995,000	2,032,229

Bausch Health Cos., Inc. (Canada)

5.75%	08/15/27	[2,3]	294,000	309,723

Baxalta, Inc.

2.88%	06/23/20		325,000	326,034

Bayer U.S. Finance II LLC

4.25%	12/15/25	[2]	50,000	52,946

4.38%	12/15/28	[2]	1,500,000	1,585,651

Bayer U.S. Finance LLC

3.38%	10/08/24	[2]	1,020,000	1,030,906

Baylor Scott & White Holdings

2.65%	11/15/26		1,530,000	1,499,267

Becton Dickinson and Co.

2.89%	06/06/22		820,000	834,243

3.25%	11/12/20		30,000	30,240

3.73%	12/15/24		1,300,000	1,364,526

Celgene Corp.

3.45%	11/15/27		500,000	521,673

3.88%	08/15/25		1,625,000	1,742,474

CHS/Community Health Systems, Inc.

8.00%	03/15/26	[2]	152,000	147,060

8.63%	01/15/24	[2]	90,000	90,787

Cigna Corp.

4.13%	11/15/25	[2]	1,330,000	1,417,498

Cigna Holding Co.

3.05%	10/15/27		1,315,000	1,301,267

CVS Health Corp.

2.88%	06/01/26		50,000	49,070

3.70%	03/09/23		20,000	20,697

4.00%	12/05/23		2,030,000	2,134,001

4.30%	03/25/28		1,750,000	1,846,912

5.05%	03/25/48		30,000	32,003

Elanco Animal Health, Inc.

3.91%	08/27/21	[2]	1,000,000	1,022,033
Eli Lilly & Co.

2.75%	06/01/25		350,000	357,341

Fresenius Medical Care U.S. Finance II, Inc.

5.63%	07/31/19	[2]	1,141,000	1,143,155

Gilead Sciences, Inc.

3.50%	02/01/25		1,430,000	1,501,484

HCA, Inc.

4.13%	06/15/29		1,145,000	1,183,644

5.25%	04/15/25		206,000	228,526

6.50%	02/15/20		695,000	712,989

Hologic, Inc.

4.63%	02/01/28	[2]	60,000	60,975

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Humana, Inc.

3.95%	03/15/27		$885,000	$923,507

Shire Acquisitions Investments Ireland DAC (Ireland)

1.90%	09/23/19	[3]	450,000	449,328

Tenet Healthcare Corp.

4.38%	10/01/21		75,000	76,313

4.50%	04/01/21		789,000	804,780

UnitedHealth Group, Inc.

3.75%	07/15/25		855,000	913,924

WellCare Health Plans, Inc.

5.38%	08/15/26	[2]	350,000	372,750

				33,267,488

Industrials — 2.77%

Amcor Finance USA, Inc.

3.63%	04/28/26	[2]	1,950,000	1,988,002

4.50%	05/15/28	[2]	30,000	32,044

BAE Systems Holdings, Inc.

3.80%	10/07/24	[2]	630,000	658,452

Clean Harbors, Inc.

5.13%	06/01/21		380,000	381,136
Crane Co.

4.45%	12/15/23		1,130,000	1,200,639

General Electric Co. (GMTN)

2.20%	01/09/20		850,000	847,823

4.63%	01/07/21		1,080,000	1,111,231

General Electric Co. (MTN)

4.38%	09/16/20		125,000	127,837

5.55%	05/04/20		1,000,000	1,025,549

5.55%	01/05/26		1,090,000	1,209,267

(LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[1]	1,115,000	833,878

General Electric Co., Series A (MTN)

6.75%	03/15/32		1,020,000	1,257,676

L3 Technologies, Inc.

3.85%	06/15/23		1,290,000	1,349,208

Northrop Grumman Corp.

2.93%	01/15/25		2,510,000	2,558,198

3.20%	02/01/27		985,000	1,011,580

Packaging Corp. of America

2.45%	12/15/20		1,450,000	1,450,976
Sealed Air Corp.

5.50%	09/15/25	[2]	600,000	640,500

Siemens Financieringsmaatschappij NV (Netherlands)

2.00%	09/15/23	[2,3]	1,275,000	1,261,826

Sydney Airport Finance Co. Pty Ltd. (Australia)

3.38%	04/30/25	[2,3]	410,000	420,104

See accompanying notes to Schedule of Portfolio Investments.
50 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials (continued)

United Technologies Corp.

3.35%	08/16/21		$635,000	$649,207

WRKCo, Inc.

4.65%	03/15/26		730,000	794,672

				20,809,805

Information Technology — 0.34%

Analog Devices, Inc.

2.85%	03/12/20		30,000	30,093

Apple, Inc.

3.25%	02/23/26		20,000	20,913

Broadcom Corp./Broadcom Cayman Finance Ltd.

2.38%	01/15/20		1,785,000	1,780,800

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.

5.75%	03/01/25	[2]	257,000	261,497

IQVIA, Inc.

5.00%	05/15/27	[2]	224,000	231,000

Oracle Corp.

2.40%	09/15/23		40,000	40,083

SS&C Technologies, Inc.

5.50%	09/30/27	[2]	216,000	224,505

				2,588,891

Insurance — 0.43%

Berkshire Hathaway, Inc.

3.13%	03/15/26		55,000	56,984

Nationwide Mutual Insurance Co.

4.70%	12/15/24	[2,4]	1,212,000	1,207,455

New York Life Global Funding

3.00%	01/10/28	[2]	50,000	51,180

Pricoa Global Funding I

2.55%	11/24/20	[2]	1,945,000	1,950,498

				3,266,117

Materials — 0.12%

International Flavors & Fragrances, Inc.

4.45%	09/26/28		800,000	874,957

Real Estate Investment Trust (REIT) — 2.83%

Alexandria Real Estate Equities, Inc.

4.60%	04/01/22		1,275,000	1,350,591

American Campus Communities Operating Partnership LP

3.35%	10/01/20		2,340,000	2,361,629

3.75%	04/15/23		50,000	51,782

Boston Properties LP

2.75%	10/01/26		1,300,000	1,280,871

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

CC Holdings GS V LLC/Crown Castle GS III Corp.

3.85%	04/15/23		$230,000	$240,928

GLP Capital LP/GLP Financing II, Inc.

5.25%	06/01/25		525,000	563,063

5.38%	11/01/23		30,000	32,425

5.38%	04/15/26		1,373,000	1,488,263

5.75%	06/01/28		325,000	359,359
HCP, Inc.

4.00%	12/01/22		2,145,000	2,250,156

4.25%	11/15/23		1,275,000	1,352,577

Healthcare Realty Trust, Inc.

3.75%	04/15/23		25,000	25,583

Healthcare Trust of America Holdings LP

3.70%	04/15/23		920,000	941,151

Liberty Property LP

4.75%	10/01/20		50,000	51,142

Piedmont Operating Partnership LP

3.40%	06/01/23		1,210,000	1,214,564

Public Storage

2.37%	09/15/22		50,000	50,316

Reckson Operating Partnership LP

7.75%	03/15/20		505,000	522,821

SL Green Operating Partnership LP

3.25%	10/15/22		1,350,000	1,369,312

(LIBOR USD 3-Month plus 0.98%)

3.50%	08/16/21	[1]	1,000,000	1,000,379

UDR, Inc.

3.70%	10/01/20		2,000,000	2,027,978

Ventas Realty LP

3.25%	10/15/26		1,155,000	1,161,313

Ventas Realty LP/Ventas Capital Corp.

3.25%	08/15/22		40,000	40,969

Welltower, Inc.

3.75%	03/15/23		640,000	666,971

5.25%	01/15/22		820,000	872,350

				21,276,493

Retail — 0.22%

Alimentation Couche-Tard, Inc. (Canada)

2.70%	07/26/22	[2,3]	10,000	10,023

3.55%	07/26/27	[2,3]	640,000	652,409

eG Global Finance PLC (United Kingdom)

6.75%	02/07/25	[2,3]	382,000	379,975

Rite Aid Corp.

6.13%	04/01/23	[2]	681,000	577,147

Walgreens Boots Alliance, Inc.

3.80%	11/18/24		65,000	67,630

				1,687,184

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 51

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Services — 0.22%

IHS Markit Ltd. (Bermuda)

4.13%	08/01/23	[3]	$1,245,000	$1,295,858

4.75%	02/15/25	[2,3]	300,000	322,530

				1,618,388

Transportation — 1.03%

American Airlines Pass-Through Trust, Series 2013-2, Class A

4.95%	01/15/23		398,277	416,937

Continental Airlines Pass-Through Trust, Series 1999-2, Class A

7.26%	03/15/20		14,087	14,236

Continental Airlines Pass-Through Trust, Series 2007-1, Class A

5.98%	04/19/22		1,754,884	1,863,248

Continental Airlines Pass-Through Trust, Series 2009-2, Class A

7.25%	11/10/19		1,682,289	1,703,317

Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1

6.72%	01/02/23		567,370	609,167

Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1

7.04%	04/01/22		876,862	929,649

U.S. Airways Pass-Through Trust, Series 2001-1, Class G

7.08%	03/20/21		114,926	120,660

U.S. Airways Pass-Through Trust, Series 2011-1, Class A

7.13%	10/22/23		571,523	644,856

U.S. Airways Pass-Through Trust, Series 2012-1, Class A

5.90%	10/01/24		387,242	427,929

U.S. Airways Pass-Through Trust, Series 2012-2, Class A

4.63%	06/03/25		332,785	358,357

Union Pacific Corp.

3.95%	09/10/28		640,000	698,746

				7,787,102

Water — 0.16%

American Water Capital Corp.

3.45%	06/01/29		1,128,000	1,173,960

Total Corporates (Cost $215,696,196)				222,764,276

MORTGAGE-BACKED — 16.03%**

Non-Agency Commercial Mortgage-Backed — 2.23%

Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A

4.23%	08/10/38	[2,4]	1,095,000	1,212,649

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

CALI Mortgage Trust, Series 2019-101C, Class A

3.96%	03/10/39	[2]	$805,000	$886,372

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)

1.94%	09/10/45	[2,4]	5,875,788	266,412

Commercial Mortgage Trust, Series 2013-300P, Class A1

4.35%	08/10/30	[2]	1,160,000	1,242,864

Commercial Mortgage Trust, Series 2013-CR8, Class XA (IO)

0.55%	06/10/46	[4]	43,800,676	607,767

Commercial Mortgage Trust, Series 2014-277P, Class A

3.73%	08/10/49	[2,4]	1,265,000	1,343,677

Commercial Mortgage Trust, Series 2014-CR16, Class XA (IO)

1.15%	04/10/47	[4]	22,988,902	917,076

Commercial Mortgage Trust, Series 2014-CR18, Class XA (IO)

1.17%	07/15/47	[4]	18,311,034	734,467

Commercial Mortgage Trust, Series 2015-CR25, Class XA (IO)

1.05%	08/10/48	[4]	17,100,217	717,773

Commercial Mortgage Trust, Series 2016-787S, Class A

3.55%	02/10/36	[2]	1,225,000	1,292,659

Hudson Yards Mortgage Trust, Series 2019-30HY, Class A

3.23%	07/10/39	[2]	760,000	782,444
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA (IO)

0.91%	05/15/48	[4]	39,902,513	1,076,881

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class XA (IO)

1.11%	12/15/46	[4]	14,734,805	512,633

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A

3.40%	06/05/39	[2]	740,000	779,639

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XA (IO)

1.06%	03/15/48	[4]	37,372,946	1,506,496

RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A

3.96%	01/15/32	[2,4]	1,170,000	1,239,188

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA (IO)

1.47%	05/10/63	[2,4]	38,431,740	1,295,757

See accompanying notes to Schedule of Portfolio Investments.
52 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1

3.35%	11/15/43	[2]	$350,645	$351,503

				16,766,257

Non-Agency Mortgage-Backed — 5.11%

ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1 (LIBOR USD 1-Month)

2.84%	12/25/35	[1]	303,634	303,423

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1 (LIBOR USD 1-Month)

3.36%	09/25/34	[1]	358,035	359,135

Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 08/25/19)

7.12%	10/25/27		25,547	26,003

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1 (LIBOR USD 1-Month)

3.38%	12/25/34	[1]	508,658	507,535

Banc of America Funding Trust, Series 2003-2, Class 1A1

6.50%	06/25/32		6,455	6,857

Banc of America Funding Trust, Series 2015-R2, Class 9A1 (LIBOR USD 1-Month)

2.62%	03/27/36	[1,2]	836,995	835,737

Bear Stearns ALT-A Trust, Series 2004-12, Class 1M1 (LIBOR USD 1-Month)

3.33%	01/25/35	[1]	2,487,996	2,538,406

Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates, Series 2005-2A, Class A1 (LIBOR USD 1-Month)

2.58%	05/25/36	[1,2]	77,986	78,391

Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41

4.18%	02/25/34	[4]	27,714	27,268

Conseco Finance Corp., Series 1996-7, Class M1

7.70%	09/15/26	[4]	205,843	218,833

Conseco Finance Corp., Series 1998-4, Class A5

6.18%	04/01/30		119,689	122,444

Conseco Finance Corp., Series 1998-6, Class A8

6.66%	06/01/30	[4]	195,342	203,268

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2

8.00%	06/15/32	[2,4]	$ 113,906	$117,441

Conseco Finance Securitizations Corp., Series 2001-4, Class A4

7.36%	08/01/32	[4]	28,111	28,269

CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4

5.85%	07/15/37	[2,4]	496,672	504,197

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1

3.80%	08/25/34	[4]	88,037	86,574

Credit Suisse Mortgage Capital, Series 2014-4R, Class 16A1 (LIBOR USD 1-Month)

2.63%	02/27/36	[1,2]	55,838	56,068

Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP-reset date 08/25/19)

3.38%	12/25/32		753,662	767,823

Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP-reset date 08/25/19)

3.43%	12/25/36		469,548	423,674

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (LIBOR USD 1-Month)

2.46%	04/25/37	[1]	143,870	110,493

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3 (LIBOR USD 1-Month)

2.65%	04/25/37	[1]	1,709,554	1,347,224

First Franklin Mortgage Loan Trust, Series 2005-FFH4, Class M1 (LIBOR USD 1-Month)

2.88%	12/25/35	[1]	3,792,756	3,789,317

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1

4.38%	09/25/34	[4]	158,901	159,082

GSR Mortgage Loan Trust, Series 2004-9, Class 5A7

4.18%	08/25/34	[4]	64,459	65,237

HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A (LIBOR USD 1-Month)

3.40%	10/25/37	[1]	2,980,574	2,983,873

HomeBanc Mortgage Trust, Series 2005-4, Class A1 (LIBOR USD 1-Month)

2.67%	10/25/35	[1]	65,347	66,017

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 53

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

HSI Asset Securitization Corp. Trust, Series 2005-OPT1, Class M1 (LIBOR USD 1-Month)

3.03%	11/25/35	[1]	$507,233	$507,773

HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 1A (LIBOR USD 1-Month)

2.62%	12/25/35	[1]	543,828	540,378

IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2 (LIBOR USD 1-Month)

3.26%	09/25/34	[1]	12,645	11,664

IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A (LIBOR USD 1-Month)

3.20%	11/25/34	[1]	38,348	36,963

IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1

3.34%	06/25/37	[4]	839,714	716,768

IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A3

6.61%	02/25/28		116,295	117,763

IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A4

6.75%	02/25/28		30,959	31,406

IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4

6.49%	09/25/28		108,639	111,724

JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2 (LIBOR USD 1-Month)

2.69%	07/25/36	[1]	450,000	444,659

JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2

4.15%	05/25/37	[4]	215,558	213,138

MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2

4.26%	01/25/34	[4]	80,366	81,257

MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1

5.12%	01/25/34	[4]	580	580

MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1

3.63%	06/25/34	[4]	1,826	1,791

MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1

4.62%	10/25/32	[4]	10,554	10,929

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1

4.58%	10/25/32	[4]	$24,458	$25,303

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C (LIBOR USD 1-Month)

2.58%	06/25/37	[1]	472,970	373,823

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D (LIBOR USD 1-Month)

2.65%	06/25/37	[1]	874,037	727,347

Mid-State Capital Corp., Series 2004-1, Class A

6.01%	08/15/37		310,335	337,140

Mid-State Capital Corp., Series 2004-1, Class B

8.90%	08/15/37		425,950	485,492

Mid-State Capital Corp., Series 2004-1, Class M1

6.50%	08/15/37		304,250	321,498

Mid-State Capital Corp., Series 2005-1, Class M2

7.08%	01/15/40		507,451	577,594

Mid-State Trust XI, Series 2011, Class A1

4.86%	07/15/38		690,123	742,670

Morgan Stanley ABS Capital I Trust, Series 2004-NC7, Class M2 (LIBOR USD 1-Month)

3.33%	07/25/34	[1]	336,294	338,364

Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4 (LIBOR USD 1-Month)

2.70%	12/25/35	[1]	859,149	857,713

New Century Home Equity Loan Trust, Series 2005-D, Class A1 (LIBOR USD 1-Month)

2.62%	02/25/36	[1]	3,609,316	3,571,138

New York Mortgage Trust, Series 2005-3, Class A1 (LIBOR USD 1-Month)

2.88%	02/25/36	[1]	1,126,696	1,129,693

Nomura Resecuritization Trust, Series 2014-7R, Class 2A3 (LIBOR USD 1-Month)

2.63%	12/26/35	[1,2]	2,452,233	2,441,219

Option One Mortgage Loan Trust, Series 2005-2, Class M1 (LIBOR USD 1-Month)

3.06%	05/25/35	[1]	176,291	177,073

See accompanying notes to Schedule of Portfolio Investments.
54 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41

8.00%	04/25/31		$30,920	$34,310

Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A7

7.00%	11/25/31		13,795	15,026

Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3 (LIBOR USD 1-Month)

2.70%	01/25/36	[1]	2,872,300	2,818,053

Residential Asset Securities Corp., Series 2005-AHL3, Class A3 (LIBOR USD 1-Month)

2.74%	11/25/35	[1]	72,886	71,713

Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1

4.55%	12/25/34	[4]	22,325	22,570

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A

4.49%	10/25/34	[4]	1,073,367	1,032,152

Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1 (LIBOR USD 1-Month)

2.87%	04/19/35	[1]	758,536	752,937

Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 (Federal Reserve US 12-Month Cumulative Average)

3.73%	02/25/36	[1]	588,604	585,926

Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1

3.99%	05/25/36	[4]	2,137,946	1,442,726

UCFC Home Equity Loan, Series 1998-D, Class MF1

6.91%	04/15/30		7,927	8,048

WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A

4.74%	01/25/33	[4]	5,668	5,924

WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3 (LIBOR USD 1-Month)

3.18%	10/25/45	[1]	1,059,123	1,046,778

				38,501,612

U.S. Agency Commercial Mortgage-Backed — 1.92%

Fannie Mae-Aces, Series 2015-M4, Class X2 (IO)

0.48%	07/25/22	[4]	94,200,832	820,923

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class X3 (IO)

2.33%	01/25/41	[4]	$18,028,222	$599,934

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class A2

2.40%	06/25/22		105,000	105,940

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class X3 (IO)

1.81%	11/25/40	[4]	15,975,000	891,471

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X1 (IO)

0.34%	04/25/23	[4]	99,310,796	785,762

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class X3 (IO)

1.85%	12/25/41	[4]	18,000,000	1,251,000

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class X3 (IO)

2.28%	01/25/42	[4]	13,274,876	1,182,406

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K045, Class X1 (IO)

0.57%	01/25/25	[4]	35,329,776	772,528

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class X1 (IO)

0.26%	05/25/25	[4]	145,945,990	1,221,772

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K056, Class XAM (IO)

1.29%	05/25/26	[4]	9,400,000	682,628

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K072, Class A2

3.44%	12/25/27		50,000	53,829

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K084, Class A2

3.78%	10/25/28	[4]	1,920,000	2,120,375

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K158, Class A3

3.90%	10/25/33	[4]	1,250,000	1,403,223

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X3 (IO)

1.85%	01/25/42	[4]	30,000,000	712,893

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 55

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K728, Class X3 (IO)

2.02%	11/25/45	[4]	$10,000,000	$930,900

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)

0.78%	09/25/25	[4]	25,000,000	917,100

				14,452,684

U.S. Agency Mortgage-Backed — 6.77%

Fannie Mae Pool (TBA)

3.00%	07/01/34		165,000	168,256
5.00%	07/01/49		1,700,000	1,796,820

Fannie Mae Pool 253974

7.00%	08/01/31		1,575	1,711

Fannie Mae Pool 254232

6.50%	03/01/22		2,090	2,177

Fannie Mae Pool 527247

7.00%	09/01/26		21	23

Fannie Mae Pool 545191

7.00%	09/01/31		959	1,065

Fannie Mae Pool 545646

7.00%	09/01/26		14	15

Fannie Mae Pool 549740

6.50%	10/01/27		4,746	5,267

Fannie Mae Pool 606108

7.00%	03/01/31		408	410

Fannie Mae Pool 630599

7.00%	05/01/32		4,453	5,073

Fannie Mae Pool 655928

7.00%	08/01/32		2,917	3,469

Fannie Mae Pool 735207

7.00%	04/01/34		1,180	1,366

Fannie Mae Pool 735646

4.50%	07/01/20		152	155

Fannie Mae Pool 735686

6.50%	12/01/22		701	727

Fannie Mae Pool 735861

6.50%	09/01/33		76,865	84,985

Fannie Mae Pool 764388

(LIBOR USD 6-Month)

4.19%	03/01/34	[1]	27,119	28,526

Fannie Mae Pool 776708

5.00%	05/01/34		120,792	132,129

Fannie Mae Pool 817611

(LIBOR USD 6-Month)

4.20%	11/01/35	[1]	6,590	6,968

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)

Fannie Mae Pool 844773

(LIBOR USD 12-Month)

4.55%	12/01/35	[1]	$9,031	$9,412

Fannie Mae Pool 889125

5.00%	12/01/21		6,224	6,260

Fannie Mae Pool 889184

5.50%	09/01/36		103,224	114,720

Fannie Mae Pool 890221

5.50%	12/01/33		156,726	170,520

Fannie Mae Pool 918445

(LIBOR USD 12-Month)

4.57%	05/01/37	[1]	527	552

Fannie Mae Pool 939419

(LIBOR USD 12-Month)

4.14%	05/01/37	[1]	23,325	24,520

Fannie Mae Pool AL0209

4.50%	05/01/41		400,635	437,807

Fannie Mae Pool AL6829

2.96%	05/01/27		55,897	58,174

Fannie Mae Pool AM6501

3.32%	08/01/26		2,000,000	2,129,167

Fannie Mae Pool AM7357

3.38%	12/01/29		2,318,784	2,466,611

Fannie Mae Pool AM7901

3.36%	02/01/30		32,545	34,685

Fannie Mae Pool AM8188

2.64%	03/01/27		32,145	32,771

Fannie Mae Pool AM8645

2.69%	05/01/27		101,052	103,105

Fannie Mae Pool AN0556

3.46%	12/01/30		2,373,777	2,537,052

Fannie Mae Pool AN1492

3.07%	05/01/31		42,849	44,420

Fannie Mae Pool AN2786

2.76%	09/01/36		50,000	49,593

Fannie Mae Pool AN2812

2.56%	10/01/28		65,000	65,352

Fannie Mae Pool AN5529

3.02%	06/01/28		38,817	40,309

Fannie Mae Pool AN9572

3.77%	07/01/30		60,000	66,417

Fannie Mae Pool AN9612

3.72%	07/01/33		60,000	66,506

Fannie Mae Pool BL0242

3.82%	11/01/30		1,950,000	2,170,097

Fannie Mae Pool BL0661

3.99%	11/01/33		3,546,778	3,937,920

See accompanying notes to Schedule of Portfolio Investments.
56 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae Pool BL0844

3.87%	02/01/29		$105,000	$117,366

Fannie Mae Pool CA1710

4.50%	05/01/48		43,357	45,605

Fannie Mae Pool CA1711

4.50%	05/01/48		3,051,956	3,210,191

Fannie Mae Pool CA2208

4.50%	08/01/48		44,558	46,733

Fannie Mae Pool FN0039

3.20%	09/01/27		43,311	45,750

Fannie Mae Pool MA1527

3.00%	08/01/33		31,286	31,948

Fannie Mae Pool MA1561

3.00%	09/01/33		1,729,470	1,766,053

Fannie Mae Pool MA1608

3.50%	10/01/33		1,582,149	1,642,997

Fannie Mae Pool MA3427

4.00%	07/01/33		42,249	44,088

Fannie Mae Pool MA3537

4.50%	12/01/48		4,511,045	4,716,487

Fannie Mae REMICS, Series 1992-116, Class B

6.50%	06/25/22		2	2

Fannie Mae REMICS, Series 1993-80, Class S

(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)

7.94%	05/25/23	[1]	2,395	2,642

Fannie Mae REMICS, Series 2001-52, Class YZ

6.50%	10/25/31		146,019	167,064

Fannie Mae REMICS, Series 2003-124, Class TS

(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)

9.80%	01/25/34	[1]	5,335	6,261

Fannie Mae REMICS, Series 2007-64, Class FA

(LIBOR USD 1-Month)

2.87%	07/25/37	[1]	74,405	74,674

Fannie Mae REMICS, Series 2008-50, Class SA (IO)

(-1.00 X LIBOR USD 1-Month plus 6.05%,
6.05% Cap)

3.65%	11/25/36	[1]	1,201,800	188,479

Fannie Mae REMICS, Series 2018-38, Class PA

3.50%	06/25/47		22,233	22,792

Fannie Mae REMICS, Series 2018-55, Class PA

3.50%	01/25/47		219,923	226,444

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae REMICS, Series 2018-86, Class JA

4.00%	05/25/47		$ 1,441,332	$1,518,345

Fannie Mae Trust, Series 2003-W6, Class 5T (IO)

(-1.00 X LIBOR USD 1-Month plus 8.15%, 0.55% Cap)

0.55%	09/25/42	[1]	10,859,913	173,480

Freddie Mac Gold Pool A25162

5.50%	05/01/34		125,583	139,601

Freddie Mac Gold Pool A33262

5.50%	02/01/35		39,512	44,196
Freddie Mac Gold Pool A68781

5.50%	10/01/37		8,554	9,324

Freddie Mac Gold Pool C03813

3.50%	04/01/42		1,089,400	1,126,547

Freddie Mac Gold Pool C90504

6.50%	12/01/21		232	239

Freddie Mac Gold Pool G01548

7.50%	07/01/32		258,629	312,848

Freddie Mac Gold Pool G01644

5.50%	02/01/34		82,100	91,294

Freddie Mac Gold Pool G02366

6.50%	10/01/36		58,143	67,080

Freddie Mac Gold Pool G08844

5.00%	10/01/48		996,097	1,053,951

Freddie Mac Gold Pool G11707

6.00%	03/01/20		14	14

Freddie Mac Gold Pool G12393

5.50%	10/01/21		25,830	26,320

Freddie Mac Gold Pool G12909

6.00%	11/01/22		60,044	62,632

Freddie Mac Gold Pool G13032

6.00%	09/01/22		26,954	27,722

Freddie Mac Gold Pool G15897

2.50%	09/01/31		41,754	42,175

Freddie Mac Gold Pool G16085

2.50%	02/01/32		2,459,512	2,483,123

Freddie Mac Gold Pool G16524

3.50%	05/01/33		119,246	124,099

Freddie Mac Gold Pool G16756

3.50%	01/01/34		2,842,468	2,960,262

Freddie Mac Gold Pool G18581

2.50%	01/01/31		50,050	50,495

Freddie Mac Gold Pool G18713

3.50%	11/01/33		98,902	102,275

Freddie Mac Gold Pool J06246

5.50%	10/01/21		9,366	9,514

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 57

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac REMICS, Series 1602, Class SN

(-4.25 X PRIME plus 46.22%, 10.09% Cap)

10.09%	10/15/23	[1]	$12,392	$13,360

Freddie Mac REMICS, Series 2174, Class PN

6.00%	07/15/29		31,527	34,628

Freddie Mac REMICS, Series 2642, Class BW (IO)

5.00%	06/15/23		1,103	8

Freddie Mac REMICS, Series 3460, Class SA (IO)

(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)

3.81%	06/15/38	[1]	1,180,899	205,788

Freddie Mac REMICS, Series 4030, Class HS (IO)

(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)

4.22%	04/15/42	[1]	1,065,248	199,428

Ginnie Mae I Pool 782810

4.50%	11/15/39		845,880	911,326

Ginnie Mae II Pool (TBA)

4.50%	07/20/49		410,000	427,421

Ginnie Mae II Pool 80968

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year)

3.75%	07/20/34	[1]	23,096	23,893

Ginnie Mae II Pool MA4454

5.00%	05/20/47		53,087	56,515

Ginnie Mae II Pool MA4511

4.00%	06/20/47		17,485	18,247

Ginnie Mae II Pool MA4588

4.50%	07/20/47		593,123	623,729

Ginnie Mae II Pool MA4589

5.00%	07/20/47		2,959,041	3,153,826

Ginnie Mae II Pool MA4838

4.00%	11/20/47		1,633,396	1,703,172

Ginnie Mae II Pool MA4901

4.00%	12/20/47		1,365,155	1,422,861

Ginnie Mae II Pool MA5399

4.50%	08/20/48		2,373,898	2,480,815

Ginnie Mae II Pool MA5530

5.00%	10/20/48		35,101	36,736

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Ginnie Mae, Series 2004-8, Class SE

(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)

9.50%	11/26/23	[1]	$20,995	$23,517

				50,921,494

Total Mortgage-Backed

(Cost $117,870,399)				120,642,047

MUNICIPAL BONDS — 0.67%*

California — 0.40%

Los Angeles Department of Water & Power, Taxable Bonds, Series C

5.52%	07/01/27		50,000	60,708

Metropolitan Water District of Southern
California

6.54%	07/01/39		35,000	35,000

State of California, Build America Bonds

7.95%	03/01/36		2,800,000	2,905,588

				3,001,296

Florida — 0.00%

Florida’s Turnpike Enterprise

6.80%	07/01/39		30,000	30,000

NewYork — 0.25%

Metropolitan Transportation Authority

6.55%	11/15/31		25,000	32,547

New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Subseries SU

3.88%	08/01/31		35,000	37,817

New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Qualified School Construction Bonds,
Series G-3

5.27%	05/01/27		1,465,000	1,734,194

New York State Dormitory Authority,
Build America Bonds

5.50%	03/15/30		70,000	83,277

				1,887,835

Pennsylvania — 0.01%
Pennsylvania Economic Development
Financing Authority, Taxable Bonds, Series B

3.20%	11/15/27		40,000	41,410

Washington — 0.01%

State of Washington, Build America Bonds

5.04%	08/01/31		40,000	47,134

Total Municipal Bonds

(Cost $4,917,410)				5,007,675

See accompanying notes to Schedule of Portfolio Investments.
58 / June 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

U.S. AGENCY SECURITIES — 0.03%

U.S. Agency Securities — 0.03%

Resolution Funding Corp. Strip Principal. (PO)

0.00%	01/15/21	[5]	$230,000	$223,116

Total U.S. Agency Securities (Cost $221,773)				223,116

U.S. TREASURY SECURITIES — 45.88%

U.S. Treasury Notes — 45.88%

U.S. Treasury Notes

1.63%	06/30/21		12,055,000	12,027,628

1.75%	06/30/24		98,200,000	98,181,008

2.00%	05/31/24		76,710,000	77,619,433

2.13%	05/31/21		67,485,000	67,955,317

2.13%	05/31/26		830,000	843,958

2.25%	04/30/21		43,890,000	44,262,893

2.25%	04/15/22		5,840,000	5,922,923

U.S. Treasury Notes - Treasury Inflation Indexed Notes

0.13%	07/15/24	[6]	247,535	247,202

0.38%	07/15/25	[6]	1,681,072	1,700,193

0.50%	04/15/24	[6]	1,808,633	1,831,673

U.S. Treasury Notes (WI)

2.38%	05/15/29		33,545,000	34,674,282

Total U.S. Treasury Securities (Cost $343,270,004)				345,266,510

Total Bonds – 98.72% (Cost $730,820,785)				742,957,475

Issues			Shares	Value

COMMON STOCK — 0.01%

Electric — 0.01%

Homer City Holdings
LLC[2,7,8,9]			8,014	68,119

Total Common Stock (Cost $457,400)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 17.14%

Money Market Funds — 15.13%

Dreyfus Government Cash Management Fund

2.26%[10]		37,951,000	$37,951,000

Fidelity Investments Money Market Funds - Government Portfolio

2.27%[10,11]		18	18

JPMorgan U.S. Government Money Market Fund

2.25%[10]		38,151,000	38,151,000

Morgan Stanley Institutional Liquidity Funds-Government Portfolio

2.29%[10]		37,730,000	37,730,000

			113,832,018

U.S. Treasury Bills — 2.01%

U.S. Treasury Bills

2.11%[12,13]	09/26/19	$1,159,000	1,153,244

2.32%[12]	07/23/19	6,000,000	5,992,446

2.33%[12]	07/16/19	8,000,000	7,993,083

			15,138,773

Total Short-Term Investments

(Cost $128,968,904)			128,970,791

Total Investments – 115.87%

(Cost $860,247,089)			871,996,385

Liabilities in Excess of Other

Assets – (15.87)%			(119,450,524)

Net Assets – 100.00%			$752,545,861

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2019.

[6]	Inflation protected security. Principal amount reflects original security face amount.

[7]	Non-income producing security.

[8]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[9]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $68,119, which is 0.01% of total net assets.

[10]	Represents the current yield as of June 30, 2019.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $18.

[12]	Represents annualized yield at date of purchase.

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 59

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

[13] Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,153,240.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

†  Fair valued security. The aggregate value of fair valued securities is $632,108, which is 0.08% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

* Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
** Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	716	09/30/19	$154,068,657	$1,158,935	$1,158,935
U.S. Treasury Five Year Note	245	09/30/19	28,948,281	518,075	518,075

			183,016,938	1,677,010	1,677,010

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	104	09/06/19	(15,922,380)	(73,196)	(73,196)

TOTAL FUTURES CONTRACTS			$167,094,558	$1,603,814	$1,603,814

			Received by the Fund			Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)

SWAPS: INTEREST RATE

Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$38,445	$490,174	$—	$490,174

Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	21,570	284,409	—	284,409

Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	15,805	(451,560)	—	(451,560)

Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	8,835	(263,957)	—	(263,957)

TOTAL SWAPS CONTRACTS							$84,655	$59,066	$—	$59,066

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.
60 / June 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 97.76%

ASSET-BACKED SECURITIES — 11.00%**

CarMax Auto Owner Trust, Series 2016-2,

Class B
2.16%	12/15/21		$30,000	$29,963

GCO Education Loan Funding Trust II,

Series 2006-2AR, Class A1RN

(LIBOR USD 1-Month plus 0.65%)
3.05%	08/27/46	[1,2]	72,495	69,167

J.G. Wentworth XXX LLC,

Series 2013-3A, Class A
4.08%	01/17/73	[2]	41,434	43,839

Navient Student Loan Trust, Series 2014-2,

Class A

(LIBOR USD 1-Month plus 0.64%)
3.07%	03/25/83	[1]	85,547	84,340

SLC Student Loan Trust, Series 2006-1,

Class A6

(LIBOR USD 3-Month plus 0.16%)
2.57%	03/15/55	[1]	60,000	56,745

SLM Student Loan Trust, Series 2008-2,

Class B

(LIBOR USD 3-Month plus 1.20%)
3.78%	01/25/83	[1]	20,000	19,152

SLM Student Loan Trust, Series 2008-3,

Class B

(LIBOR USD 3-Month plus 1.20%)
3.78%	04/26/83	[1]	20,000	19,002

SLM Student Loan Trust, Series 2008-5,

Class B

(LIBOR USD 3-Month plus 1.85%)
4.43%	07/25/73	[1]	35,000	35,332

SLM Student Loan Trust, Series 2008-6,

Class A4

(LIBOR USD 3-Month plus 1.10%)
3.68%	07/25/23	[1]	40,021	40,054

SLM Student Loan Trust, Series 2008-6,

Class B

(LIBOR USD 3-Month plus 1.85%)
4.43%	07/26/83	[1]	20,000	20,306

SLM Student Loan Trust, Series 2008-7,

Class B

(LIBOR USD 3-Month plus 1.85%)
4.43%	07/26/83	[1]	20,000	20,309

SLM Student Loan Trust, Series 2008-8,

Class A4

(LIBOR USD 3-Month plus 1.50%)
4.08%	04/25/23	[1]	27,156	27,433

SLM Student Loan Trust, Series 2008-8,

Class B

(LIBOR USD 3-Month plus 2.25%)
4.83%	10/25/75	[1]	30,000	30,614

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-9,

Class A

(LIBOR USD 3-Month plus 1.50%)
4.08%	04/25/23	[1]	$21,022	$21,270

SLM Student Loan Trust, Series 2008-9,

Class B

(LIBOR USD 3-Month plus 2.25%)
4.83%	10/25/83	[1]	15,000	15,350

Structured Receivables Finance LLC,

Series 2010-B, Class A
3.73%	08/15/36	[2]	86,755	87,436

Wachovia Student Loan Trust,

Series 2006-1, Class A6

(LIBOR USD 3-Month plus 0.17%)
2.75%	04/25/40	[1,2]	50,000	48,330

Total Asset-Backed Securities

(Cost $649,718)				668,642

CORPORATES — 50.55%*

Banking — 7.16%

Bank of America Corp. (MTN)
3.50%	05/17/22	[3]	40,000	40,797
3.97%	03/05/29	[3]	60,000	64,185
3.97%	02/07/30	[3]	15,000	16,091

Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[3]	30,000	30,234
3.25%	09/11/24		5,000	5,199

Citigroup, Inc.
3.20%	10/21/26		20,000	20,415

JPMorgan Chase & Co.
3.21%	04/01/23	[3]	50,000	51,055
3.56%	04/23/24	[3]	70,000	72,614
4.01%	04/23/29	[3]	20,000	21,504
4.20%	07/23/29	[3]	15,000	16,413

Lloyds Banking Group PLC

(United Kingdom)
2.91%	11/07/23	[3,4]	30,000	29,948

Santander UK Group Holdings PLC

(United Kingdom)
3.37%	01/05/24	[3,4]	15,000	15,150

Santander UK PLC (United Kingdom)
2.50%	01/05/21	[4]	15,000	15,015

State Street Corp.
3.78%	12/03/24	[3]	15,000	15,791

Wells Fargo & Co. (MTN)
3.58%	05/22/28	[3]	20,000	20,932

				435,343

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 61

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Commercial Services — 0.35%

RELX Capital, Inc.

4.00%	03/18/29		$20,000	$21,186

Communications — 4.74%

AT&T, Inc.

3.88%	01/15/26		10,000	10,471

4.30%	02/15/30		45,000	48,222

Charter Communications Operating LLC/Charter Communi- cations Operating Capital

3.75%	02/15/28		27,000	27,216

Comcast Corp.

2.35%	01/15/27		30,000	29,261

4.15%	10/15/28		30,000	33,035

Koninklijke KPN NV (Netherlands)

8.38%	10/01/30	[4]	10,000	13,196

SES SA (Luxembourg)

3.60%	04/04/23	[2,4]	15,000	15,169

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15%	03/20/28	[2]	30,000	30,975

Verizon Communications, Inc.

4.33%	09/21/28		40,000	44,306

Vodafone Group PLC (United Kingdom)

4.38%	05/30/28	[4]	15,000	16,229

Walt Disney Co. (The)

6.20%	12/15/34	[2]	4,000	5,430

7.75%	01/20/24	[2]	12,000	14,629

				288,139

Consumer Discretionary — 2.49%

Anheuser-Busch InBev Worldwide, Inc.

4.00%	04/13/28		52,000	56,210

4.75%	01/23/29		15,000	17,042

Bacardi Ltd. (Bermuda)

4.70%	05/15/28	[2,4]	15,000	16,061

BAT Capital Corp.

2.76%	08/15/22		30,000	30,057

Constellation Brands, Inc.

4.25%	05/01/23		15,000	15,945

Pernod Ricard SA (France)

4.45%	01/15/22	[2,4]	15,000	15,706

				151,021

Electric — 2.43%

Appalachian Power Co.

4.45%	06/01/45		5,000	5,514

Duquesne Light Holdings, Inc.

5.90%	12/01/21	[2]	23,000	24,556

6.40%	09/15/20	[2]	7,000	7,301

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)

ITC Holdings Corp.

4.05%	07/01/23		$10,000	$10,447

Metropolitan Edison Co.

4.00%	04/15/25	[2]	25,000	26,320

PNM Resources, Inc.

3.25%	03/09/21		10,000	10,083

Public Service Co. of New Mexico

3.85%	08/01/25		10,000	10,367

Southwestern Electric Power Co., Series M

4.10%	09/15/28		20,000	21,598

Tucson Electric Power Co.

5.15%	11/15/21		30,000	31,511

				147,697

Energy — 4.61%

Enbridge Energy Partners LP

5.50%	09/15/40		5,000	5,861

Energy Transfer Operating LP

4.05%	03/15/25		10,000	10,433

4.95%	06/15/28		5,000	5,471

EQM Midstream Partners LP

5.50%	07/15/28		8,000	8,434

EQT Corp.

3.90%	10/01/27		15,000	14,255

Hess Corp.

4.30%	04/01/27		12,000	12,458

Kinder Morgan, Inc.

5.63%	11/15/23	[2]	25,000	27,698

Petroleos Mexicanos (Mexico)

5.35%	02/12/28	[4]	15,000	13,649

6.50%	01/23/29	[4]	25,000	24,250

Plains All American Pipeline LP/PAA

Finance Corp.

4.65%	10/15/25		15,000	15,954

Rockies Express Pipeline LLC

4.95%	07/15/29	[2]	10,000	10,372

Ruby Pipeline LLC

6.00%	04/01/22	[2]	19,697	20,170

Sabine Pass Liquefaction LLC

4.20%	03/15/28		12,000	12,607

Sunoco Logistics Partners Operations LP

3.90%	07/15/26		10,000	10,237

4.00%	10/01/27		10,000	10,312

TC PipeLines LP

3.90%	05/25/27		30,000	30,499

Texas Eastern Transmission LP

2.80%	10/15/22	[2]	10,000	9,987

See accompanying notes to Schedule of Portfolio Investments.
62 / June 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

Williams Cos., Inc. (The)

3.70%	01/15/23		$10,000	$10,342

4.55%	06/24/24		25,000	26,929

				279,918

Finance — 7.66%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust

(Ireland)

3.88%	01/23/28	[4]	11,000	11,048

3.95%	02/01/22	[4]	20,000	20,584

Air Lease Corp.

3.00%	09/15/23		15,000	15,099

3.63%	12/01/27		11,000	11,072

Avolon Holdings Funding Ltd.

(Cayman Islands)

3.95%	07/01/24	[2,4]	5,000	5,129

Citigroup, Inc.

3.67%	07/24/28	[3]	20,000	20,836

Ford Motor Credit Co. LLC

4.25%	09/20/22		25,000	25,678

(LIBOR USD 3-Month plus 1.08%)

3.66%	08/03/22	[1]	35,000	34,161

GE Capital International Funding Co. (Ireland)

2.34%	11/15/20	[4]	20,000	19,897

4.42%	11/15/35	[4]	21,000	20,820

Goldman Sachs Group, Inc. (The)

2.88%	10/31/22	[3]	75,000	75,483

4.22%	05/01/29	[3]	20,000	21,449

Morgan Stanley (GMTN)

3.70%	10/23/24		70,000	73,876

3.77%	01/24/29	[3]	20,000	21,000

Nationwide Building Society

(United Kingdom)

3.62%	04/26/23	[2,3,4]	10,000	10,190

3.77%	03/08/24	[2,3,4]	15,000	15,320

Park Aerospace Holdings Ltd.

(Cayman Islands)

4.50%	03/15/23	[2,4]	10,000	10,332

Pipeline Funding Co. LLC

7.50%	01/15/30	[2]	18,802	22,542

Raymond James Financial, Inc.

3.63%	09/15/26		30,000	30,878

				465,394

Food — 1.53%

Conagra Brands, Inc.

4.60%	11/01/25		16,000	17,431

General Mills, Inc.

3.70%	10/17/23		15,000	15,736

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Food (continued)

Kraft Heinz Foods Co.

3.00%	06/01/26		$23,000	$22,401

Smithfield Foods, Inc.

5.20%	04/01/29	[2]	10,000	10,910

Tyson Foods, Inc.

4.00%	03/01/26		25,000	26,646

				93,124

Health Care — 7.27%

AbbVie, Inc.

3.60%	05/14/25		25,000	25,850

4.25%	11/14/28		10,000	10,689

Allergan Funding SCS (Luxembourg)

3.80%	03/15/25	[4]	5,000	5,189

Allergan Sales LLC

5.00%	12/15/21	[2]	25,000	26,247

Anthem, Inc.

3.65%	12/01/27		25,000	25,983

AstraZeneca PLC (United Kingdom)

3.50%	08/17/23	[4]	12,000	12,503

Barnabas Health, Inc.

4.00%	07/01/28		15,000	16,066

Baxalta, Inc.

3.60%	06/23/22		25,000	25,663

Bayer U.S. Finance II LLC

4.38%	12/15/28	[2]	25,000	26,428

Becton Dickinson and Co.

2.89%	06/06/22		15,000	15,261

Bristol-Myers Squibb Co.

3.40%	07/26/29	[2]	4,000	4,191

Celgene Corp.

3.90%	02/20/28		25,000	26,812

Cigna Corp.

4.38%	10/15/28	[2]	30,000	32,394

CVS Health Corp.

4.00%	12/05/23		60,000	63,074

Elanco Animal Health, Inc.

4.90%	08/28/28	[2]	15,000	16,766

Fresenius U.S. Finance II, Inc.

4.25%	02/01/21	[2]	15,000	15,353
HCA, Inc.

4.13%	06/15/29		15,000	15,506

5.00%	03/15/24		15,000	16,359

Humana, Inc.

2.90%	12/15/22		15,000	15,228

Providence St. Joseph Health Obligated Group, Series H

2.75%	10/01/26		20,000	19,948

Quest Diagnostics, Inc.

4.20%	06/30/29		10,000	10,694

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 63

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Shire Acquisitions Investments Ireland DAC (Ireland)

3.20%	09/23/26	[4]	$ 5,000	$5,045

UnitedHealth Group, Inc.

3.85%	06/15/28		10,000	10,821

				442,070

Industrials — 2.98%

Amcor Finance USA, Inc.

3.63%	04/28/26	[2]	5,000	5,097

4.50%	05/15/28	[2]	15,000	16,022

BAE Systems Holdings, Inc.

3.80%	10/07/24	[2]	25,000	26,129

General Electric Co.

2.70%	10/09/22		15,000	14,998

General Electric Co. (MTN)

5.55%	01/05/26		10,000	11,094

5.88%	01/14/38		20,000	22,759

Ingersoll-Rand Co.

9.00%	08/15/21		10,000	11,103

L3 Technologies, Inc.

3.85%	06/15/23		15,000	15,688

Northrop Grumman Corp.

2.93%	01/15/25		15,000	15,288

Sydney Airport Finance Co. Pty Ltd. (Australia)

3.63%	04/28/26	[2,4]	15,000	15,346

United Technologies Corp.

4.13%	11/16/28		10,000	10,995

WRKCo, Inc.

4.65%	03/15/26		15,000	16,329

				180,848

Insurance — 1.58%

Aon Corp.

3.75%	05/02/29		10,000	10,432

Farmers Insurance Exchange

4.75%	11/01/57	[2,3]	25,000	24,097

Metropolitan Life Global Funding I

3.88%	04/11/22	[2]	15,000	15,660

Nationwide Mutual Insurance Co.

4.70%	12/15/24	[2,3]	20,000	19,925

Teachers Insurance & Annuity

Association of America

4.38%	09/15/54	[2,3]	25,000	26,080

				96,194

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Materials — 0.27%

International Flavors & Fragrances, Inc.

4.45%	09/26/28	$15,000	$16,405

Real Estate Investment Trust (REIT) — 5.11%

Alexandria Real Estate Equities, Inc.

3.80%	04/15/26	5,000	5,255

4.50%	07/30/29	8,000	8,864

American Campus Communities

Operating Partnership LP

3.35%	10/01/20	15,000	15,139

3.63%	11/15/27	5,000	5,106

American Tower Corp.

3.55%	07/15/27	15,000	15,303

Boston Properties LP

2.75%	10/01/26	10,000	9,853

4.50%	12/01/28	10,000	11,150

CC Holdings GS V LLC/Crown Castle

GS III Corp.

3.85%	04/15/23	15,000	15,713

CubeSmart LP

4.38%	02/15/29	15,000	15,982

Digital Realty Trust LP

3.63%	10/01/22	15,000	15,442

GLP Capital LP/GLP Financing II, Inc.

5.30%	01/15/29	15,000	16,251

HCP, Inc.

3.88%	08/15/24	10,000	10,489

4.25%	11/15/23	20,000	21,217

Healthcare Realty Trust, Inc.

3.75%	04/15/23	15,000	15,350

Healthcare Trust of America Holdings LP

2.95%	07/01/22	15,000	15,095

Highwoods Realty LP

3.20%	06/15/21	5,000	5,035

Host Hotels & Resorts LP

6.00%	10/01/21	5,000	5,305

Hudson Pacific Properties LP

3.95%	11/01/27	10,000	10,224

Kilroy Realty LP

4.38%	10/01/25	15,000	16,059

National Retail Properties, Inc.

3.80%	10/15/22	15,000	15,548

SL Green Operating Partnership LP

3.25%	10/15/22	15,000	15,215

UDR, Inc. (MTN)

4.63%	01/10/22	15,000	15,714

Ventas Realty LP

4.13%	01/15/26	10,000	10,590

See accompanying notes to Schedule of Portfolio Investments.
64 / June 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

WEA Finance LLC

3.15%	04/05/22	[2]	$20,000	$20,339

				310,238

Retail — 0.44%

Family Dollar Stores, Inc.

5.00%	02/01/21		15,000	15,521

Home Depot, Inc. (The)

3.90%	12/06/28		10,000	11,081

				26,602

Services — 0.60%

IHS Markit Ltd. (Bermuda)

4.75%	08/01/28	[4]	5,000	5,468

5.00%	11/01/22	[2,4]	15,000	15,967

Republic Services, Inc.

2.90%	07/01/26		15,000	15,092

				36,527

Transportation — 1.33%

Burlington Northern Santa Fe LLC

4.40%	03/15/42		4,000	4,542

Continental Airlines Pass-Through Trust, Series 2007-1, Class A

5.98%	04/19/22		26,660	28,306

U.S. Airways Pass-Through Trust, Series 2010-1, Class A

6.25%	04/22/23		4,835	5,281

U.S. Airways Pass-Through Trust, Series 2011-1, Class A

7.13%	10/22/23		23,595	26,622

Union Pacific Corp.

3.95%	09/10/28		15,000	16,377

				81,128

Total Corporates (Cost $2,908,926)				3,071,834

MORTGAGE-BACKED — 32.21%**

Non-Agency Commercial Mortgage-Backed — 6.07%

Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA (IO)

0.77%	02/10/47	[3]	2,518,947	60,692

Commercial Mortgage Trust, Series 2014-CR18, Class XA (IO)

1.17%	07/15/47	[3]	1,098,662	44,068

DBUBS Mortgage Trust, Series 2011-LC2A, Class XA (IO)

1.23%	07/10/44	[2,3]	807,320	12,449

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

GS Mortgage Securities Trust, Series 2011-GC5, Class XA (IO)

1.50%	08/10/44	[2,3]	$1,636,653	$34,494

Hudson Yards Mortgage Trust, Series 2019-30HY, Class A

3.23%	07/10/39	[2]	5,000	5,148

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class XB (IO)

0.79%	11/15/43	[2,3]	1,397,175	10,780

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class XA (IO)

1.66%	12/15/47	[3]	1,105,884	44,888

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)

1.40%	04/15/46	[3]	475,413	19,430

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A

3.40%	06/05/39	[2]	5,000	5,268

SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1

3.87%	01/05/43	[2,3]	100,000	104,243

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)

0.31%	08/10/49	[2,3,5,6]	3,700,000	27,029

				368,489

Non-Agency Mortgage-Backed — 11.34%

Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A22 (LIBOR USD 1-Month plus 0.28%)

2.68%	09/25/35	[1]	9,387	9,402

Banc of America Funding Trust, Series 2014-R7, Class 2A1 (LIBOR USD 1-Month plus 0.14%)

2.54%	09/26/36	[1,2]	44,231	42,812

Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1 (LIBOR USD 1-Month plus 0.70%)

3.10%	01/25/35	[1]	25,870	25,965

Bear Stearns ALT-A Trust, Series 2004-3, Class A1 (LIBOR USD 1-Month plus 0.64%)

3.04%	04/25/34	[1]	41,441	40,218

Bear Stearns ARM Trust, Series 2004-1, Class 12A5

4.68%	04/25/34	[3]	13,409	13,715

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 65

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1 (LIBOR USD 1-Month plus 0.38%)

2.78%	06/25/36	[1]	$4,730	$4,742

Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2

7.58%	06/15/30	[3]	19,426	6,559

Centex Home Equity Loan Trust, Series 2005-D, Class M4 (LIBOR USD 1-Month plus 0.61%)

3.01%	10/25/35	[1]	30,000	29,647

CIT Mortgage Loan Trust, Series 2007-1, Class 1A (LIBOR USD 1-Month plus 1.35%)

3.78%	10/25/37	[1,2]	13,132	13,316

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1 (LIBOR USD 1-Month plus 0.63%)

3.03%	02/25/35	[1]	20,433	20,401

Conseco Finance Corp., Series 1998-4, Class A5

6.18%	04/01/30		35,380	36,195

Fremont Home Loan Trust, Series 2005-A, Class M3 (LIBOR USD 1-Month plus 0.74%)

3.14%	01/25/35	[1]	49,000	48,863

Fremont Home Loan Trust, Series 2005-B, Class M4 (LIBOR USD 1-Month plus 0.71%)

3.11%	04/25/35	[1]	22,602	22,704

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1

4.50%	09/25/35	[3]	25,818	26,612

IndyMac Index Mortgage Loan Trust, Series 2007-FLX3, Class A1 (LIBOR USD 1-Month plus 0.24%)

2.64%	06/25/37	[1]	17,277	17,129

JPMorgan Mortgage Acquisition Trust, Series 2007-CH2, Class AV1 (LIBOR USD 1-Month plus 0.16%)

2.56%	01/25/37	[1]	3,148	3,156

JPMorgan Mortgage Trust, Series 2005-A3, Class 2A1

4.49%	06/25/35	[3]	17,064	17,212

Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A (LIBOR USD 1-Month plus 0.22%)

2.62%	02/25/36	[1]	9,201	9,026

Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A1

4.33%	07/25/34	[3]	22,721	23,122

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Saxon Asset Securities Trust, Series 2007-2, Class A2A (LIBOR USD 1-Month plus 0.10%)

2.50%	05/25/47	[1,5,6]	$94,723	$80,458

Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A2 (LIBOR USD 1-Month plus 0.70%)

3.09%	03/19/34	[1]	3,210	3,198

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A5 (LIBOR USD 1-Month plus 0.31%)

2.71%	07/25/36	[1,2]	101,853	100,945

WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR12, Class A2A (LIBOR USD 1-Month plus 0.78%)

3.18%	10/25/44	[1]	52,827	52,005

Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2 (LIBOR USD 1-Month plus 0.15%)

2.55%	01/25/37	[1]	26,477	26,394

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1 (LIBOR USD 1-Month plus 0.30%)

2.70%	04/25/34	[1]	16,428	15,530

				689,326

U.S. Agency Commercial Mortgage-Backed — 7.40%

Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)

2.72%	07/25/39	[3]	1,888,675	69,301

Fannie Mae-Aces, Series 2016-M4, Class X2 (IO)

2.67%	01/25/39	[3]	571,506	48,184

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K011, Class X3 (IO)

2.66%	12/25/43	[3]	1,067,620	38,729

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class X3 (IO)

2.91%	01/25/43	[3]	860,000	36,411

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3 (IO)

2.90%	08/25/39	[3]	350,000	19,281

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class X3 (IO)

1.68%	11/25/42	[3]	900,000	31,203

See accompanying notes to Schedule of Portfolio Investments.
66 / June 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)

3.61%	06/25/41	[3]	$200,000	$12,636

Ginnie Mae, Series 2011-78, Class IX (IO)

0.13%	08/16/46	[3]	5,209,031	78,351

Ginnie Mae, Series 2013-1, Class IO (IO)

0.62%	02/16/54	[3]	1,815,888	63,296

Ginnie Mae, Series 2013-125, Class IO (IO)

0.70%	10/16/54	[3]	1,570,264	52,124

				449,516

U.S. Agency Mortgage-Backed — 7.40%

Fannie Mae Pool AM1691

3.46%	01/01/43		35,557	37,454

Fannie Mae Pool AN9420

3.77%	07/01/43		48,977	54,390

Fannie Mae REMICS, Series 2012-128, Class UA

2.50%	06/25/42		107,464	106,943

Fannie Mae REMICS, Series 2013-5, Class GF (LIBOR USD 1-Month plus 1.10%)

3.50%	10/25/42	[1]	76,169	75,782

Freddie Mac REMICS, Series 4064, Class TB

3.50%	06/15/42		103,000	105,968

Freddie Mac REMICS, Series 4638, Class UF (LIBOR USD 1-Month plus 1.00%)

3.40%	09/15/44	[1]	68,220	69,245

				449,782

Total Mortgage-Backed
(Cost $2,049,476)				1,957,113

MUNICIPAL BONDS — 0.09%*

NewYork — 0.09%

New York City Transitional Finance Authority Future Tax Secured Revenue

3.73%	08/01/29		5,000	5,444

Total Municipal Bonds
(Cost $4,985)				5,444

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 3.91%

U.S. Treasury Notes — 3.91%

U.S. Treasury Notes (WI)

2.38%	05/15/29	$230,000	$237,743

Total U.S. Treasury Securities

(Cost $235,697)			237,743

Total Bonds – 97.76%

(Cost $5,848,802)			5,940,776

		Principal Amount/Shares

SHORT-TERM INVESTMENTS — 2.02%

Money Market Funds — 1.58%

Morgan Stanley Institutional Liquidity Funds-Government Portfolio

2.29%[7]		96,000	96,000

U.S. Treasury Bills — 0.44%

U.S. Treasury Bills

2.11%[8,9]	09/26/19	$27,000	26,866

Total Short-Term Investments (Cost $122,863)			122,866

Total Investments – 99.78%

(Cost $5,971,665)			6,063,642

Cash and Other Assets, Less Liabilities – 0.22%			13,320

Net Assets – 100.00%			$6,076,962

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $107,487, which is 1.77% of total net assets.

[7]	Represents the current yield as of June 30, 2019.

[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $26,866.

[9]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 67

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	19	09/30/19	$2,244,969	$37,555	$37,555
U.S. Treasury Two Year Note	3	09/30/19	645,539	5,172	5,172

			2,890,508	42,727	42,727

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	4	09/19/19	(552,500)	(10,133)	(10,133)
U.S. Treasury Ultra Bond	1	09/19/19	(177,563)	(6,385)	(6,385)

			(730,063)	(16,518)	(16,518)

TOTAL FUTURES CONTRACTS			$2,160,445	$26,209	$26,209

			Received by the Fund			Paid by the Fund
Descriptions	Put/ Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)

SWAPS: INTEREST RATE

Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$305	$3,889	$—	$3,889

Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	170	2,242	—	2,242

Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	125	(3,571)	—	(3,571)

Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	70	(2,091)	—	(2,091)

TOTAL SWAPS CONTRACTS							$670	$469	$—	$469

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.
68 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 95.40%

ASSET-BACKED SECURITIES — 7.57%**

Access Group, Inc., Series 2015-1, Class A

(LIBOR USD 1-Month plus 0.70%)

3.10%	07/25/56	[1,2]	$1,903,298	$1,886,710

Barings CLO Ltd., Series 2013-IA,

Class AR (Cayman Islands)

(LIBOR USD 3-Month plus 0.80%)

3.39%	01/20/28	[1,2,3]	6,700,000	6,678,212

Barings CLO Ltd., Series 2016-2A,

Class AR (Cayman Islands)

(LIBOR USD 3-Month plus 1.08%)

3.67%	07/20/28	[1,2,3]	5,500,000	5,501,111

Bayview Commercial Asset Trust,

Series 2005-1A, Class A1

(LIBOR USD 1-Month plus 0.45%)

2.85%	04/25/35	[1,2]	227,251	223,389

Brazos Higher Education Authority, Inc.,

Series 2011-1, Class A2

(LIBOR USD 3-Month plus 0.80%)

3.32%	02/25/30	[1]	98,131	98,179

Brazos Higher Education Authority, Inc.,

Series 2011-2, Class A3

(LIBOR USD 3-Month plus 1.00%)

3.58%	10/27/36	[1]	5,075,000	5,131,012

Education Loan Asset-Backed Trust I,

Series 2013-1, Class A2

(LIBOR USD 1-Month plus 0.80%)

3.20%	04/26/32	[1,2]	8,375,000	8,350,318

GCO Education Loan Funding Trust II,

Series 2006-2AR, Class A1RN

(LIBOR USD 1-Month plus 0.65%)

3.05%	08/27/46	[1,2]	7,090,690	6,765,160

Goal Capital Funding Trust, Series 2006-1,

Class B

(LIBOR USD 3-Month plus 0.45%)

2.97%	08/25/42	[1]	2,443,935	2,255,792

J.G. Wentworth XXX LLC,

Series 2013-3A, Class A

4.08%	01/17/73	[2]	3,918,959	4,146,447

Magnetite VII Ltd., Series 2012-7A,

Class A1R2 (Cayman Islands)

(LIBOR USD 3-Month plus 0.80%)

3.40%	01/15/28	[1,2,3]	5,880,000	5,849,253

Navient Student Loan Trust, Series 2015-2,
Class A3
(LIBOR USD 1-Month plus 0.57%)

2.97%	11/26/40	[1]	5,300,000	5,240,753

Navient Student Loan Trust, Series 2016-7A,

Class A

(LIBOR USD 1-Month plus 1.15%)

3.55%	03/25/66	[1,2]	10,178,578	10,227,675

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

Navient Student Loan Trust, Series 2017-2A,

Class A

(LIBOR USD 1-Month plus 1.05%)

3.45%	12/27/66	[1,2]	$3,024,391	$3,037,258

Nelnet Student Loan Trust, Series 2013-1A,

Class A

(LIBOR USD 1-Month plus 0.60%)

3.00%	06/25/41	[1,2]	2,750,699	2,718,095

Nelnet Student Loan Trust, Series 2014-5A,

Class A

(LIBOR USD 1-Month plus 0.55%)

2.95%	07/25/46	[1,2]	9,059,476	9,012,023

Northstar Education Finance, Inc.,

Series 2007-1, Class A1

(1.00 X LIBOR USD 3-Month plus 0.10%)

2.68%	04/28/30	[1]	2,352,357	2,344,473

PHEAA Student Loan Trust, Series 2016-1A,

Class A

(LIBOR USD 1-Month plus 1.15%)

3.55%	09/25/65	[1,2]	9,727,933	9,820,078

Recette CLO Ltd., Series 2015-1A, Class AR

(Cayman Islands)

(LIBOR USD 3-Month plus 0.92%)

3.51%	10/20/27	[1,2,3]	5,100,000	5,097,455

SLC Student Loan Trust, Series 2007-1,

Class A4

(LIBOR USD 3-Month plus 0.06%)

2.58%	05/15/29	[1]	4,429,509	4,345,399

SLM Student Loan Trust, Series 2003-10A,

Class A3

(LIBOR USD 3-Month plus 0.47%)

2.88%	12/15/27	[1,2]	8,033,857	8,034,414

SLM Student Loan Trust, Series 2003-11,

Class A6

(LIBOR USD 3-Month plus 0.55%)

2.96%	12/15/25	[1,2]	4,143,737	4,144,664

SLM Student Loan Trust, Series 2006-9,

Class A5

(LIBOR USD 3-Month plus 0.10%)

2.68%	01/26/26	[1]	1,494,563	1,491,509

SLM Student Loan Trust, Series 2007-6,

Class A4

(LIBOR USD 3-Month plus 0.38%)

2.96%	10/25/24	[1]	4,144,035	4,143,127

SLM Student Loan Trust, Series 2008-1,

Class A4

(LIBOR USD 3-Month plus 0.65%)

3.23%	01/25/22	[1]	5,748,147	5,694,538

SLM Student Loan Trust, Series 2008-4,

Class A4

(LIBOR USD 3-Month plus 1.65%)

4.23%	07/25/22	[1]	5,005,032	5,064,506

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 69

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-6,

Class A4

(LIBOR USD 3-Month plus 1.10%)

3.68%	07/25/23	[1]	$3,337,727	$3,340,511

SLM Student Loan Trust, Series 2011-1,

Class A1

(LIBOR USD 1-Month plus 0.52%)

2.92%	03/25/26	[1]	75,988	75,986

SLM Student Loan Trust, Series 2012-2,

Class A

(LIBOR USD 1-Month plus 0.70%)

3.10%	01/25/29	[1]	2,708,818	2,661,398

SLM Student Loan Trust, Series 2012-7,

Class A3

(LIBOR USD 1-Month plus 0.65%)

3.05%	05/26/26	[1]	10,773,010	10,583,728

SLM Student Loan Trust, Series 2013-4,

Class A

(LIBOR USD 1-Month plus 0.55%)

2.95%	06/25/43	[1]	3,351,383	3,319,016

SLM Student Loan Trust, Series 2014-1,

Class A3

(LIBOR USD 1-Month plus 0.60%)

3.00%	02/26/29	[1]	5,393,087	5,263,387

Student Loan Consolidation Center Student

Loan Trust I, Series 2002-2, Class B2

(28 Day Auction Rate plus 0.00%)

1.61%	07/01/42	[1,2]	3,500,000	3,301,669

Total Asset-Backed Securities
(Cost $155,168,041)				155,847,245

BANK LOANS — 0.65%*

Automotive — 0.03%

Panther BF Aggregator 2 LP/Panther

Finance Co., Inc., Term Loan B, 1st Lien

(LIBOR plus 3.50%)

5.90%	04/30/26	[1]	600,000	596,439

Communications — 0.20%

CSC Holdings LLC, Term Loan B, 1st Lien

(LIBOR plus 2.25%)

4.64%	01/15/26	[1]	1,197,000	1,179,799

Intelsat Jackson Holdings SA,

Term Loan B5, 1st Lien (Luxembourg)

6.63%	01/02/24	[3]	500,000	503,333

Lamar Media Corp., Term Loan B, 1st Lien

(LIBOR plus 1.75%)

4.13%	03/14/25	[1]	493,750	494,984

Sprint Communications, Inc., Term Loan B,

1st Lien

(LIBOR plus 2.50%)

4.94%	02/02/24	[1]	789,899	779,366

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Communications (continued)

Unitymedia Finance LLC,

Term Loan E, 1st Lien

(LIBOR plus 2.00%)

4.39%	06/01/23	[1]	$1,250,000	$1,248,225

				4,205,707

Electric — 0.05%

Chief Power Finance LLC, Term Loan B,

1st Lien

(LIBOR plus 4.75%)

7.16%	12/31/20	[1,4,5]	963,141	934,247

Finance — 0.20%

Delos Finance SARL, Term Loan B, 1st Lien

(LIBOR plus 1.75%)

4.08%	10/06/23	[1]	4,107,922	4,107,697

Health Care — 0.03%

Valeant Pharmaceuticals International

Term Loan B, 1st Lien

(LIBOR plus 3.00%)

5.41%	06/02/25	[1]	725,761	726,291

Information Technology — 0.11%

Dell International LLC,

Term Loan A2, 1st Lien

(LIBOR plus 1.75%)

4.16%	09/07/21	[1]	831,652	831,340

Quintiles IMS, Inc.,

Term Loan B1, 1st Lien

(LIBOR plus 2.00%)

4.33%	03/07/24	[1]	450,337	450,384

Quintiles IMS, Inc.,

Term Loan B3, 1st Lien

(LIBOR plus 1.75%)

4.15%	06/11/25	[1]	495,000	492,988

SS&C Technologies, Inc.,

Term Loan B3, 1st Lien

(LIBOR plus 2.25%)

4.65%	04/16/25	[1]	308,948	308,157

SS&C Technologies, Inc.,

Term Loan B4, 1st Lien

(LIBOR plus 2.25%)

4.65%	04/16/25	[1]	211,874	211,331

				2,294,200

Materials — 0.03%

Berry Global, Inc.,

Term Loan B, 1st Lien

(LIBOR plus 2.50%)

2.50%	05/15/26	[1]	600,000	596,625

Total Bank Loans
(Cost $13,506,332)				13,461,206

See accompanying notes to Schedule of Portfolio Investments.
70 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES — 34.28%*

Banking — 6.26%

Bank of America Corp.

2.74%	01/23/22	[6]	$9,705,000	$9,750,841

3.00%	12/20/23	[6]	2,159,000	2,199,834

Bank of America Corp. (GMTN)

2.37%	07/21/21	[6]	18,025,000	18,008,868

Bank of America N.A.

3.34%	01/25/23	[6]	1,015,000	1,038,958

Bank of New York Mellon Corp. (The) (MTN)

2.30%	09/11/19		4,753,000	4,753,204

JPMorgan Chase & Co.

2.25%	01/23/20		10,000,000	9,998,689

JPMorgan Chase Bank N.A. (BKNT)

2.60%	02/01/21	[6]	13,950,000	13,974,844

3.09%	04/26/21	[6]	261,000	262,330

Lloyds Bank PLC (United Kingdom)

3.30%	05/07/21	[3]	6,475,000	6,568,408

6.38%	01/21/21	[3]	2,000,000	2,118,909

Lloyds Bank PLC (United Kingdom) (MTN)

5.80%	01/13/20	[2,3]	3,000,000	3,053,781

PNC Bank N.A. (BKNT)

2.25%	07/02/19		1,795,000	1,795,000

Santander UK Group Holdings PLC

(United Kingdom)

2.88%	08/05/21	[3]	13,000,000	13,030,011

Santander UK PLC (United Kingdom)

2.50%	01/05/21	[3]	2,250,000	2,252,278

Wells Fargo & Co.

(LIBOR USD 3-Month plus 1.23%)

3.81%	10/31/23	[1]	2,000,000	2,040,635

Wells Fargo & Co. (MTN)

2.63%	07/22/22		1,105,000	1,112,195

Wells Fargo & Co., Series N (MTN)

2.15%	01/30/20		9,535,000	9,526,865

Wells Fargo Bank N.A. (BKNT)

2.15%	12/06/19		2,715,000	2,712,918

2.40%	01/15/20		20,000,000	20,013,560

3.33%	07/23/21	[6]	4,620,000	4,664,974

				128,877,102

Communications — 1.70%

AT&T, Inc.

3.40%	05/15/25		2,655,000	2,730,231

3.88%	01/15/26		1,400,000	1,465,916

3.90%	03/11/24		1,700,000	1,795,310

(LIBOR USD 3-Month plus 1.18%)

3.62%	06/12/24	[1]	475,000	481,108

CBS Corp.

2.50%	02/15/23		2,095,000	2,084,081

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)

Charter Communications Operating LLC/Charter Communications Operating Capital

4.50%	02/01/24		$1,720,000	$1,832,193

4.91%	07/23/25		2,200,000	2,393,314

Comcast Corp.

3.45%	10/01/21		3,265,000	3,360,543

Cox Communications, Inc.

7.63%	06/15/25		900,000	1,099,404

Discovery Communications LLC

2.80%	06/15/20		715,000	716,544

Sprint Communications, Inc.

7.00%	03/01/20	[2]	1,264,000	1,298,760

Sprint Corp.

7.63%	03/01/26		21,000	22,439

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint

Spectrum Co. III LLC

3.36%	09/20/21	[2]	8,578,125	8,569,633

4.74%	03/20/25	[2]	1,000,000	1,040,000

Viacom, Inc.

3.88%	04/01/24		2,000,000	2,084,660

Vodafone Group PLC (United Kingdom)

3.75%	01/16/24	[3]	3,910,000	4,092,499

				35,066,635

Consumer Discretionary — 1.02%

Anheuser-Busch InBev Worldwide, Inc.

4.15%	01/23/25		5,500,000	5,962,902

BAT Capital Corp.

2.76%	08/15/22		2,575,000	2,579,877

Constellation Brands, Inc.

2.00%	11/07/19		7,000,000	6,985,096

Molson Coors Brewing Co.

2.25%	03/15/20		5,000,000	4,988,736

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A. (LIBOR USD 3-Month plus 3.50%)

6.10%	07/15/21	[1,2]	550,000	551,375

				21,067,986

Electric — 2.03%

American Electric Power Co., Inc., Series I

3.65%	12/01/21		5,000,000	5,158,327

Black Hills Corp.

4.25%	11/30/23		4,050,000	4,303,871

Duke Energy Florida LLC

2.10%	12/15/19		1,120,000	1,118,196

Kansas City Power & Light Co.

3.65%	08/15/25		2,555,000	2,705,684

LG&E & KU Energy LLC

3.75%	11/15/20		3,400,000	3,451,279

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 71

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)

Mississippi Power Co. (LIBOR USD 3-Month plus 0.65%)

2.96%	03/27/20	[1]	$5,000,000	$5,001,334

NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.48%)

3.05%	05/04/21	[1]	7,700,000	7,699,821

(LIBOR USD 3-Month plus 0.55%)

3.07%	08/28/21	[1]	3,952,000	3,952,468

Pennsylvania Electric Co.

5.20%	04/01/20		1,262,000	1,284,281

PNM Resources, Inc.

3.25%	03/09/21		7,115,000	7,174,314

				41,849,575

Energy — 1.70%

Energy Transfer Operating LP

4.90%	02/01/24		4,292,000	4,604,385

Petroleos Mexicanos (Mexico)

5.35%	02/12/28	[3]	6,470,000	5,887,053

Plains All American Pipeline LP/PAA

Finance Corp.

3.85%	10/15/23		5,422,000	5,603,333

Rockies Express Pipeline LLC

5.63%	04/15/20	[2]	2,036,000	2,079,265

Ruby Pipeline LLC

6.00%	04/01/22	[2]	3,084,545	3,158,640

Sabine Pass Liquefaction LLC

5.75%	05/15/24		1,715,000	1,908,689

Spectra Energy Partners LP

4.60%	06/15/21		1,725,000	1,788,761

4.75%	03/15/24		4,519,000	4,897,812

TC PipeLines LP

4.65%	06/15/21		4,900,000	5,063,486

				34,991,424

Finance — 6.06%

Air Lease Corp.

2.13%	01/15/20		5,000,000	4,988,662

3.50%	01/15/22		3,420,000	3,503,530

American Express Credit Corp. (GMTN)

2.25%	08/15/19		2,840,000	2,838,952

BMW U.S. Capital LLC (LIBOR USD 3-Month plus 0.38%)

2.68%	04/06/20	[1,2]	8,000,000	8,017,301

Citibank N.A. (BKNT)

3.05%	05/01/20		11,605,000	11,669,583

Citigroup, Inc.

2.50%	07/29/19		2,500,000	2,500,301

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Daimler Finance North America LLC

1.50%	07/05/19	[2]	$4,407,000	$4,406,521

1.75%	10/30/19	[2]	2,000,000	1,994,272

Ford Motor Credit Co. LLC

2.46%	03/27/20		1,000,000	997,273

2.60%	11/04/19		3,550,000	3,547,932

3.20%	01/15/21		3,000,000	3,018,916

5.60%	01/07/22		1,662,000	1,760,016

5.75%	02/01/21		5,241,000	5,463,680

(LIBOR USD 3-Month plus 0.79%)

3.23%	06/12/20	[1]	2,080,000	2,074,691

(LIBOR USD 3-Month plus 0.88%)

3.48%	10/12/21	[1]	2,500,000	2,461,540

GE Capital International Funding Co. (Ireland)

2.34%	11/15/20	[3]	17,475,000	17,384,707

Goldman Sachs Group, Inc. (The)

2.55%	10/23/19		6,049,000	6,052,082

2.63%	04/25/21		1,880,000	1,886,995

2.88%	10/31/22	[6]	726,000	730,673

2.91%	07/24/23	[6]	6,814,000	6,886,789

(LIBOR USD 3-Month plus 1.02%)

3.61%	10/23/19	[1]	5,000,000	5,013,993

Morgan Stanley (GMTN)

5.50%	01/26/20		2,805,000	2,853,769

5.50%	07/24/20		3,450,000	3,561,939

(LIBOR USD 3-Month plus 0.55%)

3.10%	02/10/21	[1]	10,000,000	10,013,521

Morgan Stanley (MTN)

5.63%	09/23/19		2,000,000	2,013,425

Nationwide Building Society (United Kingdom)

3.62%	04/26/23	[2,3,6]	4,910,000	5,003,113

Park Aerospace Holdings Ltd. (Cayman Islands)

3.63%	03/15/21	[2,3]	860,000	866,987

4.50%	03/15/23	[2,3]	2,070,000	2,138,741

5.25%	08/15/22	[2,3]	1,165,000	1,232,919

				124,882,823

Food — 2.17%

Campbell Soup Co.

3.30%	03/15/21		4,025,000	4,075,886

(LIBOR USD 3-Month plus 0.50%)

2.91%	03/16/20	[1]	1,000,000	1,000,864

Conagra Brands, Inc. (LIBOR USD 3-Month plus 0.50%)

2.81%	10/09/20	[1]	8,203,000	8,185,955

(LIBOR USD 3-Month plus 0.75%)

3.34%	10/22/20	[1]	3,000,000	3,000,626

See accompanying notes to Schedule of Portfolio Investments.
72 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Food (continued)

Danone SA (France)

1.69%	10/30/19	[2,3]	$3,325,000	$3,316,459

General Mills, Inc.

3.20%	04/16/21		7,000,000	7,108,549

Kraft Heinz Foods Co.

3.95%	07/15/25		1,500,000	1,562,479

(LIBOR USD 3-Month plus 0.42%)

2.98%	08/09/19	[1]	4,000,000	4,001,350

Mondelez International Holdings Netherlands BV (Netherlands)

1.63%	10/28/19	[2,3]	9,670,000	9,642,774

Smithfield Foods, Inc.

2.70%	01/31/20	[2]	2,880,000	2,874,816

				44,769,758

Health Care — 4.32%

AbbVie, Inc.

3.75%	11/14/23		2,465,000	2,568,114

Aetna, Inc.

3.50%	11/15/24		3,136,000	3,234,679

Allergan Finance LLC

3.25%	10/01/22		1,500,000	1,520,101

Allergan Funding SCS (Luxembourg)

3.45%	03/15/22	[3]	3,000,000	3,064,156

3.85%	06/15/24	[3]	2,500,000	2,596,863

Bayer U.S. Finance II LLC

2.13%	07/15/19	[2]	4,275,000	4,274,045

2.75%	07/15/21	[2]	635,000	635,659

3.50%	06/25/21	[2]	1,825,000	1,856,719

Bayer U.S. Finance LLC

2.38%	10/08/19	[2]	6,425,000	6,414,559

Becton Dickinson and Co.

2.40%	06/05/20		2,260,000	2,258,681

2.68%	12/15/19		3,661,000	3,675,900

Bristol-Myers Squibb Co. (LIBOR USD 3-Month plus 0.20%)

2.72%	11/16/20	[1,2]	4,100,000	4,101,274

Celgene Corp.

2.75%	02/15/23		585,000	590,597

3.25%	08/15/22		2,278,000	2,339,571

3.63%	05/15/24		1,500,000	1,573,713

Cigna Corp.

3.20%	09/17/20	[2]	6,000,000	6,057,987

Cigna Holding Co.

4.50%	03/15/21		5,335,000	5,485,363

5.13%	06/15/20		1,725,000	1,768,300

Elanco Animal Health, Inc.

3.91%	08/27/21	[2]	2,500,000	2,555,082

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Fresenius Medical Care U.S. Finance II, Inc.

4.13%	10/15/20	[2]	$3,353,000	$3,411,513

HCA, Inc.

5.00%	03/15/24		1,000,000	1,090,586

6.50%	02/15/20		1,960,000	2,010,733

Humana, Inc.

2.50%	12/15/20		5,675,000	5,683,406

3.15%	12/01/22		2,000,000	2,043,502

Roche Holdings, Inc.

2.25%	09/30/19	[2]	3,710,000	3,707,813

Shire Acquisitions Investments Ireland DAC (Ireland)

1.90%	09/23/19	[3]	5,865,000	5,856,238

2.40%	09/23/21	[3]	1,500,000	1,498,674

Sutter Health, Series 13-C

2.29%	08/15/53		1,525,000	1,517,146

Tenet Healthcare Corp.

4.50%	04/01/21		1,000,000	1,020,000

4.75%	06/01/20		340,000	342,975

6.00%	10/01/20		1,485,000	1,533,263

Zimmer Biomet Holdings, Inc. (LIBOR USD 3-Month plus 0.75%)
3.17%	03/19/21	[1]	2,685,000	2,683,031

				88,970,243

Industrials — 1.64%

BAE Systems Holdings, Inc.

2.85%	12/15/20	[2]	1,070,000	1,074,510

Bemis Co., Inc.

6.80%	08/01/19	[2]	4,180,000	4,182,922

Clean Harbors, Inc.

5.13%	06/01/21		243,000	243,727

General Electric Co. (GMTN)

2.20%	01/09/20		2,000,000	1,994,877

4.63%	01/07/21		1,030,000	1,059,785

6.00%	08/07/19		2,281,000	2,287,939

General Electric Co. (MTN) (LIBOR USD 3-Month plus 0.38%)

2.95%	05/05/26	[1]	5,180,000	4,720,541

(LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[1]	2,182,000	1,631,859

Ingersoll-Rand Co.

9.00%	08/15/21		1,100,000	1,221,331

L3 Technologies, Inc.

4.95%	02/15/21		1,525,000	1,575,961

Siemens Financieringsmaatschappij NV (Netherlands)

1.30%	09/13/19	[2,3]	6,500,000	6,484,179

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 73

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials (continued)

United Technologies Corp. (LIBOR USD 3-Month plus 0.65%)

3.17%	08/16/21	[1]	$7,250,000	$7,254,675

				33,732,306

Information Technology — 0.43%

Analog Devices, Inc.

2.85%	03/12/20		4,030,000	4,042,467

Broadcom Corp./Broadcom Cayman

Finance Ltd.

2.38%	01/15/20		4,750,000	4,738,823

				8,781,290

Insurance — 0.44%

Allstate Corp. (The) (LIBOR USD 3-Month plus 0.43%)

2.76%	03/29/21	[1]	4,000,000	4,008,432

Metropolitan Life Global Funding I

3.38%	01/11/22	[2]	1,550,000	1,593,850

Nationwide Mutual Insurance Co.

4.70%	12/15/24	[2,6]	3,550,000	3,536,687

				9,138,969

Materials — 0.39%

Georgia-Pacific LLC

2.54%	11/15/19	[2]	8,000,000	8,001,420

Real Estate Investment Trust (REIT) — 4.74%

Alexandria Real Estate Equities, Inc.

2.75%	01/15/20		8,800,000	8,804,649

American Campus Communities Operating Partnership LP

3.35%	10/01/20		7,700,000	7,771,171

Boston Properties LP

4.13%	05/15/21		1,495,000	1,539,268

5.63%	11/15/20		2,260,000	2,343,254

Digital Realty Trust LP

3.63%	10/01/22		2,430,000	2,501,581

Duke Realty LP

3.88%	02/15/21		6,385,000	6,523,700

Essex Portfolio LP

5.20%	03/15/21		1,405,000	1,459,556

GLP Capital LP/GLP Financing II, Inc.

4.38%	04/15/21		3,240,000	3,304,379

4.88%	11/01/20		4,830,000	4,917,850
HCP, Inc.

2.63%	02/01/20		10,765,000	10,767,691

Healthcare Trust of America Holdings LP

3.38%	07/15/21		425,000	431,873

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

Host Hotels & Resorts LP

6.00%	10/01/21		$3,500,000	$3,713,463

Kimco Realty Corp.

3.40%	11/01/22		4,000,000	4,116,367

National Retail Properties, Inc.

3.80%	10/15/22		4,750,000	4,923,648

Realty Income Corp.

3.25%	10/15/22		3,000,000	3,078,983

Reckson Operating Partnership LP

7.75%	03/15/20		1,650,000	1,708,229

SL Green Operating Partnership LP (LIBOR USD 3-Month plus 0.98%)

3.50%	08/16/21	[1]	5,000,000	5,001,895

UDR, Inc.

3.70%	10/01/20		3,000,000	3,041,968
UDR, Inc. (MTN)

4.63%	01/10/22		5,523,000	5,785,958

Ventas Realty LP/Ventas Capital Corp.

2.70%	04/01/20		3,949,000	3,963,730

VEREIT Operating Partnership LP

4.13%	06/01/21		2,325,000	2,386,797

WEA Finance LLC/Westfield UK & Europe Finance PLC

2.70%	09/17/19	[2]	5,500,000	5,498,739

3.25%	10/05/20	[2]	4,000,000	4,039,214

				97,623,963

Retail — 0.92%

Alimentation Couche-Tard, Inc. (Canada)

2.35%	12/13/19	[2,3]	7,000,000	6,992,934

Dollar Tree, Inc.

(LIBOR USD 3-Month plus 0.70%)

3.29%	04/17/20	[1]	7,000,000	7,000,846

Walgreens Boots Alliance, Inc.

2.70%	11/18/19		5,000,000	4,998,618

				18,992,398

Services — 0.34%

IHS Markit Ltd. (Bermuda)

5.00%	11/01/22	[2,3]	5,761,000	6,132,585

Republic Services, Inc.

5.50%	09/15/19		850,000	854,975

				6,987,560

Transportation — 0.12%

America West Airlines Pass-Through Trust, Series 2001-1, Class G

7.10%	04/02/21		79,363	82,157

American Airlines Pass-Through Trust, Series 2011-1, Class A

5.25%	01/31/21		792,658	820,163

See accompanying notes to Schedule of Portfolio Investments.
74 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Transportation (continued)

American Airlines Pass-Through Trust, Series 2013-2, Class A

4.95%	01/15/23		$1,021,222	$1,069,070

Continental Airlines Pass-Through Trust, Series 2000-2, Class A1

7.71%	04/02/21		397,246	414,122

				2,385,512

Total Corporates (Cost $697,574,236)				706,118,964

MORTGAGE-BACKED — 37.52%**

Non-Agency Commercial Mortgage-Backed — 6.15%

BENCHMARK Mortgage Trust, Series 2018-B4, Class A1

3.13%	07/15/51		3,064,450	3,123,440

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)

1.94%	09/10/45	[2,6]	16,252,180	736,885

Commercial Mortgage Trust, Series 2014-UBS6, Class ASB

3.39%	12/10/47		9,000,000	9,303,435

Commercial Mortgage Trust, Series 2013-LC6, Class ASB

2.48%	01/10/46		8,729,817	8,761,975

Core Industrial Trust, Series 2015-CALW, Class A

3.04%	02/10/34	[2]	3,529,057	3,637,770

Core Industrial Trust, Series 2015-TEXW, Class A

3.08%	02/10/34	[2]	4,267,736	4,373,652

DBRR Trust, Series 2011-LC2, Class A4A

4.54%	07/12/44	[2,6]	5,897,711	6,100,740

Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A

5.40%	12/13/28	[2]	5,762,917	6,034,558

GE Business Loan Trust, Series 2006-2A, Class A (LIBOR USD 1-Month plus 0.18%)

2.57%	11/15/34	[1,2]	1,584,576	1,560,154

GE Business Loan Trust, Series 2007-1A, Class A (LIBOR USD 1-Month plus 0.17%)

2.56%	04/15/35	[1,2]	859,184	843,508

GS Mortgage Securities Corp. II, Series 2018-GS10, Class A1
3.20%	07/10/51		6,679,194	6,831,580

GS Mortgage Securities Corp. II, Series 2013-KING, Class A

2.71%	12/10/27	[2]	3,995,867	3,993,949

JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A5

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

3.66%	07/15/45		$5,900,000	$6,194,170

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3

4.07%	11/15/43	[2]	7,930,869	8,042,944

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3

4.17%	08/15/46		4,676,238	4,831,230

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB

3.14%	05/15/45		9,519,360	9,664,959

Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A

2.20%	09/13/31	[2]	4,565,000	4,562,024

Morgan Stanley Capital I Trust, Series 2011-C1, Class A4

5.03%	09/15/47	[2,6]	2,666,087	2,723,689

Morgan Stanley Capital I Trust, Series 2011-C3, Class A4

4.12%	07/15/49		4,860,000	5,011,001

One Lincoln Street Commercial Mortgage, Series 2004-C3, Class A1

5.72%	10/15/30	[2,6]	8,688,175	9,621,431

UBS Commercial Mortgage Trust, Series 2019-C16, Class A1

2.74%	04/15/52		9,549,703	9,655,954

Vornado DP LLC Trust, Series 2010-VNO, Class A1

2.97%	09/13/28	[2]	2,873,462	2,881,880

WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4

3.04%	03/15/45		8,050,000	8,247,565

				126,738,493

Non-Agency Mortgage-Backed — 9.70%

Accredited Mortgage Loan Trust, Series 2007-1, Class A4 (LIBOR USD 1-Month plus 0.22%)

2.62%	02/25/37	[1]	12,000,000	11,857,775

ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1 (LIBOR USD 1-Month plus 0.44%)

2.84%	12/25/35	[1]	399,321	399,044

Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A (LIBOR USD 1-Month plus 0.25%)

2.65%	12/25/35	[1]	3,944,768	3,953,165

Ameriquest Mortgage Securities Trust, Series 2006-R2, Class A1 (LIBOR USD 1-Month plus 0.18%)

2.58%	04/25/36	[1]	371,963	371,679

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 75

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 08/25/19)

7.12%	10/25/27		$10,612	$10,801

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1 (LIBOR USD 1-Month plus 0.26%)

2.66%	10/25/35	[1]	2,516,394	2,519,606

Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1

5.50%	10/25/33		8,410,709	8,649,908

Banc of America Funding Trust, Series 2015-R2, Class 9A1 (LIBOR USD 1-Month plus 0.22%)

2.62%	03/27/36	[1,2]	3,625,808	3,620,357

Banc of America Funding Trust, Series 2015-R4, Class 3A1 (LIBOR USD 1-Month plus 0.14%)

2.57%	07/27/36	[1,2]	4,390,295	4,325,819

Banc of America Funding Trust, Series 2016-R1, Class A1

2.50%	03/25/40	[2,6]	9,855,514	9,823,671

BCAP LLC Trust, Series 2008-IND2, Class A1 (LIBOR USD 1-Month plus 1.65%)

4.05%	04/25/38	[1]	4,195,070	4,232,356

BCAP LLC Trust, Series 2013-RR5, Class 2A1

3.71%	03/26/37	[2,6]	3,387,255	3,433,572

Bear Stearns ARM Trust, Series 2004-3, Class 4A

4.53%	07/25/34	[6]	1,355,311	1,360,932

Chase Funding Trust, Series 2002-2, Class 2M1 (LIBOR USD 1-Month plus 0.90%)

3.30%	02/25/32	[1]	44,458	44,372

Chase Mortgage Finance Trust, Series 2007-A1, Class 8A1

4.68%	02/25/37	[6]	7,353,688	7,703,340

Chase Mortgage Finance Trust, Series 2007-A2, Class 2A3

4.50%	07/25/37	[6]	1,485,608	1,549,501

Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates, Series 2005-2A, Class A1 (LIBOR USD 1-Month plus 0.18%)

2.58%	05/25/36	[1,2]	772,780	776,799

CIM Trust, Series 2018-R6, Class A1 (LIBOR USD 1-Month plus 1.08%)

3.52%	09/25/58	[1,2]	7,890,833	7,835,642

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41

4.18%	02/25/34	[6]	$114,282	$112,442

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C (LIBOR USD 1-Month plus 1.30%)

3.70%	07/25/37	[1]	90,000	86,507

Conseco Finance Corp., Series 1998-2, Class A5

6.24%	12/01/28		1,615	1,634

Conseco Finance Securitizations Corp., Series 2001-4, Class A4

7.36%	08/01/32	[6]	312,223	313,986

Countrywide Asset-Backed Certificates, Series 2005-11, Class MV2 (LIBOR USD 1-Month plus 0.49%)

2.89%	02/25/36	[1]	1,713,534	1,721,327

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1

3.80%	08/25/34	[6]	12,057	11,857

Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1

4.39%	02/25/34	[6]	1,829,407	1,883,134

Credit Suisse Mortgage Capital, Series 2014-9R, Class 8A1 (LIBOR USD 1-Month plus 0.16%)

2.59%	10/27/36	[1,2]	534,726	538,019

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (LIBOR USD 1-Month plus 0.06%)

2.46%	04/25/37	[1]	2,884,975	2,215,675

DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A (LIBOR USD 1-Month plus 0.21%)

2.60%	03/19/45	[1]	859,928	834,440

Encore Credit Receivables Trust, Series 2005-2, Class M2 (LIBOR USD 1-Month plus 0.69%)

3.09%	11/25/35	[1]	2,707,029	2,751,325

First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C (LIBOR USD 1-Month plus 1.00%)

3.40%	08/25/34	[1]	802,778	787,272

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1

4.38%	09/25/34	[6]	5,864	5,870

See accompanying notes to Schedule of Portfolio Investments.
76 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1 (LIBOR USD 1-Month plus 0.44%)

2.84%	06/25/30	[1]	$166,580	$139,794

GSAMP Trust, Series 2006-NC1, Class A3 (LIBOR USD 1-Month plus 0.29%)

2.69%	02/25/36	[1]	7,716,107	7,674,430

GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1

4.72%	11/25/35	[6]	465,004	463,914

HSI Asset Securitization Corp. Trust, Series 2005-NC1, Class M1 (LIBOR USD 1-Month plus 0.77%)

3.17%	07/25/35	[1]	2,494,454	2,523,595

Impac CMB Trust, Series 2005-5, Class A1 (LIBOR USD 1-Month plus 0.64%)

3.04%	08/25/35	[1]	2,497,852	2,436,555

IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 (LIBOR USD 1-Month plus 0.78%)

3.18%	12/25/34	[1]	261,209	231,609

IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A (LIBOR USD 1-Month plus 0.80%)

3.20%	11/25/34	[1]	855,614	824,722

IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4

6.49%	09/25/28		494,904	508,959

JPMorgan Mortgage Acquisition Trust, Series 2005-FRE1, Class A2F3 (STEP-reset date 08/25/19)

3.37%	10/25/35		1,171,687	1,174,542

JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4 (LIBOR USD 1-Month plus 0.28%)

2.68%	03/25/47	[1]	50,000	44,504

JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1

4.49%	07/25/35	[6]	1,063,408	1,063,768

JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2

4.70%	07/25/35	[6]	247,702	258,623

Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)

0.55%	04/15/40	[4,5,6]	110,125,970	2,025,134

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2

4.26%	01/25/34	[6]	$7,059	$7,137

MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1

5.12%	01/25/34	[6]	45,714	45,694

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1

4.66%	11/21/34	[6]	883,028	921,990

MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3

4.46%	04/25/34	[6]	128,194	131,192

MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1

3.63%	06/25/34	[6]	30,985	30,394

MASTR Alternative Loan Trust, Series 2003-1, Class 1A1

6.25%	12/25/32		2,519,268	2,723,174

MASTR Alternative Loan Trust, Series 2003-5, Class 4A1

5.50%	07/25/33		3,986,169	4,357,734

MASTR Alternative Loan Trust, Series 2003-9, Class 4A1

5.25%	11/25/33		4,098,175	4,345,937

MASTR Alternative Loan Trust, Series 2004-7, Class 1A1

5.50%	07/25/34		3,999,061	4,147,658

MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1

4.62%	10/25/32	[6]	209,060	216,481

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C (LIBOR USD 1-Month plus 0.18%)

2.58%	06/25/37	[1]	11,104,462	8,776,656

Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1

4.35%	08/25/34	[6]	1,241,596	1,253,540

Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2

6.00%	04/25/36		1,571,610	1,318,313

Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3 (LIBOR USD 1-Month plus 0.31%)

2.71%	08/25/36	[1]	6,298,243	6,313,871

Mid-State Capital Corp., Series 2004-1, Class B

8.90%	08/15/37		963,459	1,098,138

Mid-State Capital Corp., Series 2006-1, Class A

5.79%	10/15/40	[2]	4,837,416	5,379,791

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 77

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Mid-State Trust, Series 2010-W, Class A2

5.82%	02/15/36		$ 605,225	$661,300

Morgan Stanley ABS Capital I Trust,

Series 2004-NC7, Class M2

(LIBOR USD 1-Month plus 0.93%)

3.33%	07/25/34	[1]	2,185,913	2,199,369

Morgan Stanley Mortgage Loan Trust,

Series 2004-6AR, Class 1A

(LIBOR USD 1-Month plus 0.90%)

3.30%	07/25/34	[1]	180,674	182,220

MortgageIT Trust, Series 2005-3, Class A1

(LIBOR USD 1-Month plus 0.60%)

3.00%	08/25/35	[1]	300,623	299,094

MortgageIT Trust, Series 2005-4, Class A1

(LIBOR USD 1-Month plus 0.28%)

2.68%	10/25/35	[1]	4,542,499	4,576,999

New Century Home Equity Loan Trust,

Series 2005-D, Class A1

(LIBOR USD 1-Month plus 0.22%)

2.62%	02/25/36	[1]	9,130,968	9,034,383

Park Place Securities, Inc., Asset-Backed

Pass-Through Certificates,

Series 2004-WCW2, Class M2

(LIBOR USD 1-Month plus 0.98%)

3.38%	10/25/34	[1]	5,445,474	5,512,921

Park Place Securities, Inc., Asset-Backed

Pass-Through Certificates,

Series 2005-WCW2, Class M1

(LIBOR USD 1-Month plus 0.75%)

3.15%	07/25/35	[1]	2,954,544	2,966,924

Residential Accredit Loans Trust,

Series 2005-QA3, Class NB1

3.80%	03/25/35	[6]	2,529,442	1,692,166

Residential Asset Mortgage Products Trust,

Series 2004-SL4, Class A3

6.50%	07/25/32		200,904	198,689

Residential Asset Mortgage Products Trust,

Series 2005-SL1, Class A5

6.50%	05/25/32		637,841	619,726

Saxon Asset Securities Trust, Series 2005-3,

Class M2

(LIBOR USD 1-Month plus 0.72%)

2.36%	11/25/35	[1]	8,171,519	8,160,136

Securitized Asset-Backed Receivables LLC

Trust, Series 2006-CB1, Class AF2

(STEP-reset date 08/25/19)

3.36%	01/25/36		2,051,227	1,788,195

Structured Asset Investment Loan Trust,

Series 2005-8, Class A4

(LIBOR USD 1-Month plus 0.72%)

3.12%	10/25/35	[1]	1,200,312	1,203,706

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Structured Asset Securities Corp. Mortgage

Loan Trust, Series 2006-WF3, Class A5

(LIBOR USD 1-Month plus 0.14%)

2.54%	09/25/36	[1]	$ 2,716,343	$2,708,399

Structured Asset Securities Corp. Mortgage

Pass-Through Certificates,

Series 2003-26A, Class 3A5

4.61%	09/25/33	[6]	619,627	632,300

Terwin Mortgage Trust, Series 2004-7HE,

Class A1

(LIBOR USD 1-Month plus 0.55%)

2.95%	07/25/34	[1,2]	115,413	114,303

WaMu Mortgage Pass-Through Certificates,

Series 2002-AR18, Class A

4.74%	01/25/33	[6]	102,803	107,459

WaMu Mortgage Pass-Through Certificates,

Series 2004-AR14, Class A1

4.39%	01/25/35	[6]	663,772	689,192

WaMu Mortgage Pass-Through Certificates,

Series 2004-CB2, Class 2A

5.50%	07/25/34		3,948,536	4,198,789

WaMu Mortgage Pass-Through Certificates,

Series 2005-AR13, Class A1A1

(LIBOR USD 1-Month plus 0.29%)

2.69%	10/25/45	[1]	2,460,378	2,462,130

WaMu Mortgage Pass-Through Certificates,

Series 2005-AR2, Class 2A21

(LIBOR USD 1-Month plus 0.33%)

2.73%	01/25/45	[1]	398,259	390,144

Wells Fargo Mortgage-Backed Securities

Trust, Series 2004-Q, Class 1A1

4.72%	09/25/34	[6]	1,023,726	1,059,401

Wells Fargo Mortgage-Backed Securities

Trust, Series 2005-AR10, Class 2A14

4.95%	06/25/35	[6]	3,252,206	3,259,665

Wells Fargo Mortgage-Backed Securities

Trust, Series 2005-AR9, Class 1A1

4.95%	05/25/35	[6]	92,771	95,633

Wells Fargo Mortgage-Backed Securities

Trust, Series 2006-AR2, Class 2A5

4.99%	03/25/36	[6]	762,840	764,736

				199,747,655

U.S. Agency Commercial
Mortgage-Backed — 11.55%

Fannie Mae-Aces, Series 2017-M14,

Class A1

2.97%	11/25/27	[6]	12,474,854	12,894,864

See accompanying notes to Schedule of Portfolio Investments.
78 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured

Pass-Through Certificates, Series KF34,

Class A

(LIBOR USD 1-Month plus 0.36%)

2.79%	08/25/24	[1]	$3,708,313	$3,705,693
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J19F,
Class A1

2.91%	02/25/22		212,204	212,592
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J22F,
Class A1

3.45%	05/25/23		9,712,427	9,997,945
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K009,
Class A2

3.81%	08/25/20		5,921,202	5,987,923
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K010,
Class A2

4.33%	10/25/20	[6]	8,353,271	8,532,182
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K049,
Class A1

2.48%	03/25/25		10,279,416	10,391,390
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class A1

1.98%	10/25/22		12,088,890	12,075,773
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF08,
Class A
(LIBOR USD 1-Month plus 0.30%)

2.73%	01/25/22	[1]	3,858,484	3,855,722
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF17,
Class A
(LIBOR USD 1-Month plus 0.55%)

2.98%	03/25/23	[1]	12,335,685	12,342,038
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF19,
Class A
(LIBOR USD 1-Month plus 0.45%)

2.88%	06/25/23	[1]	8,509,513	8,513,899
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF22,
Class A
(LIBOR USD 1-Month plus 0.50%)

2.93%	07/25/23	[1]	11,682,225	11,691,045

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ03,
Class A1

1.67%	01/25/21		$3,075,091	$3,063,821
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ11,
Class A2

2.93%	01/25/23		13,125,807	13,452,574
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ14,
Class A1

2.20%	11/25/23		4,967,246	4,993,241
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ17,
Class A1

2.40%	10/25/24		4,908,103	4,961,407
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ18,
Class A1

2.46%	03/25/22		4,843,502	4,892,155
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ24,
Class A1

2.28%	05/25/26		14,115,000	14,146,078
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KLU1,
Class A1

2.38%	01/25/25		9,000,000	9,047,208
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KP04,
Class AG1
(LIBOR USD 1-Month plus 0.22%)

2.65%	07/25/20	[1]	17,375,000	17,368,406
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS05,
Class A
(LIBOR USD 1-Month plus 0.50%)

2.93%	01/25/23	[1]	11,872,806	11,886,332
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class A2H

3.05%	01/25/46	[6]	10,477,941	10,542,391
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class AFL
(Federal Reserve US 12-Month Cumulative
Average plus 0.74%)

3.24%	05/25/44	[1]	4,310,765	4,313,969
Freddie Mac Multifamily Structured
Pass-Through Certificates,
Series KF32, Class A
(LIBOR USD 1-Month plus 0.37%)

2.80%	05/25/24	[1]	6,023,521	6,024,334

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 79

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

FREMF Multifamily Aggregation Risk

Transfer Trust, Series 2017-KT01,

Class A

(LIBOR USD 1-Month plus 0.32%)

2.72%	02/25/20	[1]	$ 8,245,000	$8,244,517
FRESB Mortgage Trust, Series 2016-SB15,
Class A5H
(LIBOR USD 1-Month plus 2.06%)

2.06%	03/25/36	[1]	10,414,732	10,436,551
Ginnie Mae, Series 2006-3, Class C

5.24%	04/16/39	[6]	622,849	622,626
Ginnie Mae, Series 2007-12, Class C

5.28%	04/16/41	[6]	1,163,839	1,166,955
Ginnie Mae, Series 2009-115, Class D

4.67%	01/16/50	[6]	5,343,044	5,559,812
NCUA Guaranteed Notes Trust,
Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)

2.89%	03/09/21	[1]	6,987,999	6,991,431

				237,914,874

U.S. Agency Mortgage-Backed — 10.12%
Fannie Mae Pool 464321

4.36%	01/01/20		10,742,548	10,740,116
Fannie Mae Pool 466973

3.85%	01/01/21		13,361,378	13,703,834
Fannie Mae Pool 468764

4.16%	07/01/21		13,090,000	13,581,920
Fannie Mae Pool 469058

3.02%	02/01/22		5,003,658	5,109,980
Fannie Mae Pool 470606

2.99%	03/01/22		6,436,206	6,553,077
Fannie Mae Pool 567002

8.00%	05/01/23		19,087	20,240
Fannie Mae Pool 735861

6.50%	09/01/33		13,259	14,660
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)

4.43%	04/01/34	[1]	185,610	188,985
Fannie Mae Pool 995182

5.50%	06/01/20		3,488	3,486
Fannie Mae Pool AD0538

6.00%	05/01/24		338,937	356,791
Fannie Mae Pool AE0083

6.00%	01/01/40		1,055,426	1,197,691
Fannie Mae Pool AL0851

6.00%	10/01/40		1,261,491	1,431,086
Fannie Mae Pool AL2206

3.73%	07/01/22		6,305,972	6,532,324

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN2059

1.64%	07/01/21		$ 8,573,992	$8,510,435
Fannie Mae Pool FN0001

3.77%	12/01/20		11,385,824	11,610,060
Fannie Mae REMICS, Series 1997-76,
Class FS
(LIBOR USD 1-Month plus 0.45%)

2.84%	09/17/27	[1]	14,846	14,596
Fannie Mae REMICS, Series 2001-60,
Class OF
(LIBOR USD 1-Month plus 0.95%)

3.35%	10/25/31	[1]	752,270	765,136
Fannie Mae REMICS, Series 2003-130,
Class HF
(LIBOR USD 1-Month plus 0.45%)

2.85%	12/25/33	[1]	185,654	185,728
Fannie Mae REMICS, Series 2003-134,
Class FC
(LIBOR USD 1-Month plus 0.60%)

3.00%	12/25/32	[1]	4,655,800	4,689,332
Fannie Mae REMICS, Series 2005-59,
Class NF
(LIBOR USD 1-Month plus 0.25%)

2.65%	05/25/35	[1]	2,332,278	2,322,298
Fannie Mae REMICS, Series 2007-61,
Class AF
(LIBOR USD 1-Month plus 0.28%)

2.68%	03/25/37	[1]	1,019,564	1,018,366
Fannie Mae REMICS, Series 2007-64,
Class FA
(LIBOR USD 1-Month plus 0.47%)

2.87%	07/25/37	[1]	391,536	392,953
Fannie Mae REMICS, Series 2009-111,
Class DA

5.00%	12/25/39		192,573	195,698
Fannie Mae REMICS, Series 2009-33,
Class FB
(LIBOR USD 1-Month plus 0.82%)

3.22%	03/25/37	[1]	2,304,054	2,339,978
Fannie Mae REMICS, Series 2009-85,
Class LF
(LIBOR USD 1-Month plus 1.20%)

3.60%	10/25/49	[1]	2,801,385	2,859,956
Fannie Mae REMICS, Series 2009-96,
Class FA
(LIBOR USD 1-Month plus 0.90%)

3.30%	11/25/49	[1]	2,128,907	2,171,604
Fannie Mae REMICS, Series 2010-109,
Class PF
(LIBOR USD 1-Month plus 0.40%)

2.80%	10/25/40	[1]	1,341,784	1,343,878

See accompanying notes to Schedule of Portfolio Investments.
80 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae REMICS, Series 2010-26,

Class S (IO)

(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)

3.83%	11/25/36	[1]	$7,952,954	$1,403,171

Fannie Mae REMICS, Series 2010-39,

Class FE

(LIBOR USD 1-Month plus 0.77%)

3.17%	06/25/37	[1]	4,350,151	4,405,899

Fannie Mae REMICS, Series 2010-43,

Class DP

5.00%	05/25/40		1,034,498	1,120,617

Fannie Mae REMICS, Series 2010-6,

Class BF

(LIBOR USD 1-Month plus 0.76%)

3.16%	02/25/40	[1]	1,632,571	1,659,796

Fannie Mae REMICS, Series 2010-95,

Class S (IO)

(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)

4.20%	09/25/40	[1]	5,725,098	1,225,886

Fannie Mae REMICS, Series 2011-118,

Class FB

(LIBOR USD 1-Month plus 0.45%)

2.85%	11/25/41	[1]	6,719,841	6,742,290

Fannie Mae REMICS, Series 2011-71,

Class FB

(LIBOR USD 1-Month plus 0.50%)

2.90%	05/25/37	[1]	2,718,922	2,724,596

Fannie Mae REMICS, Series 2012-33,

Class F

(LIBOR USD 1-Month plus 0.52%)

2.92%	04/25/42	[1]	5,759,981	5,795,069

Fannie Mae REMICS, Series 2013-75,

Class FC

(LIBOR USD 1-Month plus 0.25%)

2.65%	07/25/42	[1]	5,021,194	5,029,245

Fannie Mae REMICS, Series G92-10,

Class Z

7.75%	01/25/22		280	290

Freddie Mac Gold Pool A45796

7.00%	01/01/33		4,907	5,403

Freddie Mac Gold Pool C46104

6.50%	09/01/29		7,243	8,044

Freddie Mac Gold Pool G13032

6.00%	09/01/22		336,703	346,301

Freddie Mac Gold Pool G13475

6.00%	01/01/24		46,136	47,551

Freddie Mac REMICS, Series 2174,

Class PN

6.00%	07/15/29		437,506	480,540

Freddie Mac REMICS, Series 2454,

Class FQ

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 1.00%)

3.39%	06/15/31	[1]	$7,034	$7,217

Freddie Mac REMICS, Series 2733,

Class FB

(LIBOR USD 1-Month plus 0.60%)

2.99%	10/15/33	[1]	3,167,737	3,189,369

Freddie Mac REMICS, Series 3071,

Class TF

(LIBOR USD 1-Month plus 0.30%)

2.69%	04/15/35	[1]	3,071,657	3,062,811

Freddie Mac REMICS, Series 3084,

Class FN

(LIBOR USD 1-Month plus 0.50%)

2.89%	12/15/34	[1]	1,921,051	1,921,874

Freddie Mac REMICS, Series 3294,

Class CB

5.50%	03/15/37		222,266	249,466

Freddie Mac REMICS, Series 3300,

Class FA

(LIBOR USD 1-Month plus 0.30%)

2.69%	08/15/35	[1]	823,251	820,567

Freddie Mac REMICS, Series 3325,

Class NF

(LIBOR USD 1-Month plus 0.30%)

2.69%	08/15/35	[1]	2,123,039	2,116,118

Freddie Mac REMICS, Series 3524,

Class FC

(LIBOR USD 1-Month plus 0.94%)

3.33%	06/15/38	[1]	438,230	444,718

Freddie Mac REMICS, Series 3531,

Class FM

(LIBOR USD 1-Month plus 0.90%)

3.29%	05/15/39	[1]	437,989	444,913

Freddie Mac REMICS, Series 3672,

Class A

6.00%	05/15/40		145,730	160,024

Freddie Mac REMICS, Series 3792,

Class DF

(LIBOR USD 1-Month plus 0.40%)

2.79%	11/15/40	[1]	435,548	432,757

Freddie Mac REMICS, Series 3828,

Class TF

(LIBOR USD 1-Month plus 0.40%)

2.79%	04/15/29	[1]	22,733	22,736

Freddie Mac REMICS, Series 4060,

Class FJ

(LIBOR USD 1-Month plus 0.35%)

2.74%	02/15/41	[1]	5,909,481	5,890,718

Freddie Mac REMICS, Series 4109,

Class KF

(LIBOR USD 1-Month plus 0.40%)

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 81

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

2.79%	05/15/32	[1]	$1,199,356	$1,200,510

Freddie Mac REMICS, Series 4235,

Class FA

(LIBOR USD 1-Month plus 0.35%)

2.74%	01/15/34	[1]	711,079	711,385

Freddie Mac Strips, Series 240, Class F30

(LIBOR USD 1-Month plus 0.30%)

2.69%	07/15/36	[1]	2,341,758	2,331,716

Freddie Mac Strips, Series 263, Class F5

(LIBOR USD 1-Month plus 0.50%)

2.89%	06/15/42	[1]	3,543,417	3,559,312

Freddie Mac Strips, Series 319, Class F2

(LIBOR USD 1-Month plus 0.50%)

2.89%	11/15/43	[1]	15,465,594	15,501,699

Ginnie Mae II Pool (TBA)

4.50%	09/20/48		9,925,000	10,342,936

Ginnie Mae II Pool 1849

8.50%	08/20/24		274	277

Ginnie Mae II Pool 2020

8.50%	06/20/25		453	491

Ginnie Mae II Pool 2286

8.50%	09/20/26		739	802

Ginnie Mae II Pool 2487

8.50%	09/20/27		7,096	7,766

Ginnie Mae II Pool 80059

(US Treasury Yield Curve Rate T Note

Constant Maturity 1 Year plus 1.50%)

3.63%	04/20/27	[1]	16,094	16,588

Ginnie Mae II Pool 80589

(US Treasury Yield Curve Rate T Note

Constant Maturity 1 Year plus 1.50%)

4.00%	03/20/32	[1]	24,005	24,002

Ginnie Mae II Pool 80610

(US Treasury Yield Curve Rate T Note

Constant Maturity 1 Year plus 1.50%)

3.63%	06/20/32	[1]	9,326	9,682

Ginnie Mae II Pool 80968

(US Treasury Yield Curve Rate T Note

Constant Maturity 1 Year plus 1.50%)

3.75%	07/20/34	[1]	323,714	334,885

Ginnie Mae II Pool 81201

(US Treasury Yield Curve Rate T Note

Constant Maturity 1 Year plus 2.00%)

4.50%	01/20/35	[1]	10,148	10,267

Ginnie Mae II Pool 8599

(US Treasury Yield Curve Rate T Note

Constant Maturity 1 Year plus 1.50%)

4.00%	02/20/25	[1]	12,992	13,101

Ginnie Mae, Series 2003-11, Class FK

(LIBOR USD 1-Month plus 0.30%)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

2.69%	02/16/33	[1]	$916,987	$916,057

Ginnie Mae, Series 2009-106, Class XI (IO)

(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)

4.42%	05/20/37	[1]	4,920,173	678,584

Ginnie Mae, Series 2012-13, Class KF

(LIBOR USD 1-Month plus 0.30%)

2.68%	07/20/38	[1]	648,841	649,250

Ginnie Mae, Series 2013-53, Class AD

1.50%	12/20/26		2,399,707	2,362,983

NCUA Guaranteed Notes Trust,

Series 2010-R1, Class 1A

(LIBOR USD 1-Month plus 0.45%)

2.81%	10/07/20	[1]	8,118,390	8,125,933

NCUA Guaranteed Notes Trust,

Series 2010-R3, Class 1A

(LIBOR USD 1-Month plus 0.56%)

2.92%	12/08/20	[1]	7,176,471	7,215,866

NCUA Guaranteed Notes Trust,

Series 2010-R3, Class 2A

(LIBOR USD 1-Month plus 0.56%)

2.92%	12/08/20	[1]	3,246,552	3,257,672

NCUA Guaranteed Notes Trust,

Series 2011-R1, Class 1A

(LIBOR USD 1-Month plus 0.45%)

2.81%	01/08/20	[1]	2,248,818	2,254,012

NCUA Guaranteed Notes Trust,

Series 2011-R3, Class 1A

(LIBOR USD 1-Month plus 0.40%)

2.81%	03/11/20	[1]	1,257,840	1,260,200

				208,398,170

Total Mortgage-Backed
(Cost $764,443,752)				772,799,192

U.S. TREASURY SECURITIES — 15.38%
U.S. Treasury Notes — 15.38%
U.S. Treasury Notes

1.63%	06/30/21		69,320,000	69,162,602

2.13%	05/31/21		226,338,000	227,915,397

2.25%	04/15/22		19,365,000	19,639,968

Total U.S. Treasury Securities
(Cost $315,597,826)				316,717,967

Total Bonds – 95.40%
(Cost $1,946,290,187)				1,964,944,574

See accompanying notes to Schedule of Portfolio Investments.
82 / June 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues		Shares	Value

COMMON STOCK — 0.05%

Electric — 0.05%

Homer City Holdings LLC[2,4,5,7]		106,501	$905,259

Total Common Stock
(Cost $6,078,660)

Purchased Swaptions — 0.00%
(Cost $939,000)			2,817

		Principal Amount/ Shares

SHORT-TERM INVESTMENTS — 7.11%

Money Market Funds — 1.70%

Fidelity Investments Money Market Funds - Government Portfolio

2.27%[8,9]		—	—

Morgan Stanley Institutional Liquidity Funds-Government Portfolio

2.29%[8]		35,064,000	35,064,000

			35,064,000

U.S. Treasury Bills — 5.41%
U.S. Treasury Bills

2.08%[10]	08/20/19	$50,000,000	49,855,209

2.11%[10,11]	09/26/19	3,693,000	3,674,660

2.29%[10]	07/16/19	25,000,000	24,978,384

2.32%[10]	07/23/19	18,000,000	17,977,338

2.40%[10]	10/24/19	15,000,000	14,904,945

			111,390,536

Total Short-Term Investments

(Cost $146,431,293)			146,454,536

Total Investments Before Written
Swaptions — 102.56%

(Cost $2,099,739,140)			2,112,307,186

Written Swaptions — 0.00%

(Cost $(540,000))			(1,344)

Liabilities in Excess of Other
Assets — (2.56)%			(52,630,127)

Net Assets — 100.00%			$2,059,675,715

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,864,640, which is 0.19% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Non-income producing security.

[8]	Represents the current yield as of June 30, 2019.

[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged for swaps is $-.

[10]	Represents annualized yield at date of purchase.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $3,674,646.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 83

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	3,127	09/30/19	$672,866,884	$4,926,046	$4,926,046
U.S. Treasury Five Year Note	532	09/30/19	62,859,125	899,120	899,120

			735,726,009	5,825,166	5,825,166

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	359	09/06/19	(54,962,830)	(251,509)	(251,509)

TOTAL FUTURES CONTRACTS			$680,763,179	$5,573,657	$5,573,657

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$30,000,000	$2,817	$939,000	$(936,183)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$(30,000,000)	$(1,344)	$(540,000)	$538,656

			Received by the Fund			Paid by the Fund
Descriptions	Put/ Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)

SWAPS: INTEREST RATE

Interest Rate					3-month

Swap[1]	Call	04/11/22	2.26%	Semi-annually	USD LIBOR	Quarterly	$120,225	$1,532,869	$—	$1,532,869

Interest Rate					3-month

Swap[1]	Call	05/08/22	2.28%	Semi-annually	USD LIBOR	Quarterly	44,495	586,684	—	586,684

Interest Rate			3 month

Swap[1]	Call	04/11/25	USD LIBOR	Quarterly	2.34%	Semi-annually	49,425	(1,412,107)	—	(1,412,107)

Interest Rate			3 month

Swap[1]	Call	05/08/25	USD LIBOR	Quarterly	2.37%	Semi-annually	18,225	(544,496)	—	(544,496)

TOTAL SWAPS CONTRACTS							$232,370	$162,950	$—	$162,950

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.
84 / June 2019

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 90.89%

ASSET-BACKED SECURITIES — 13.36%**

Atrium XII, Series 12A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.83%)
3.42%	04/22/27	[1,2,3]	$165,000	$164,630

Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)

3.39%	01/20/28	[1,2,3]	250,000	249,187

Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands) (LIBOR USD 3-Month plus 0.95%)

3.54%	07/20/29	[1,2,3]	250,000	248,907

Bayview Commercial Asset Trust, Series 2004-3, Class A1 (LIBOR USD 1-Month plus 0.56%)

2.96%	01/25/35	[2,3]	155,813	155,181

BlueMountain CLO Ltd., Series 2013-1A, Class A1R2 (Cayman Islands) (LIBOR USD 3-Month plus 1.23%)

3.82%	01/20/29	[1,2,3]	175,000	175,258

Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.23%)

3.68%	06/09/30	[1,2,3]	250,000	250,957

Corevest American Finance Trust, Series 2019-1, Class XA (IO)

2.35%	03/15/52	[3,4]	589,045	57,779

Crystal River CDO, Series 2005-1A, Class A (Cayman Islands) (LIBOR USD 3-Month plus 0.36%)

2.68%	03/02/46	[1,2,3,5,6]	419,900	37,472

Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.82%)

3.34%	11/15/28	[1,2,3]	250,000	248,646

Education Loan Asset-Backed Trust I, Series 2013-1, Class A2 (LIBOR USD 1-Month plus 0.80%)

3.20%	04/26/32	[2,3]	645,000	643,099

Flagship CLO VIII Ltd., Series 2014-8A, Class ARR (Cayman Islands) (LIBOR USD 3-Month plus 0.85%)

3.45%	01/16/26	[1,2,3]	102,210	102,108

Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)

3.09%	07/17/29	[1,3]	155,042	155,668

Higher Education Funding I, Series 2014-1, Class A (LIBOR USD 3-Month plus 1.05%)

3.57%	05/25/34	[2,3]	454,562	457,832

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

LCM XX LP, Series 20A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.04%)

3.63%	10/20/27	[1,2,3]	$200,000	$199,980

Magnetite VII Ltd., Series 2012-7A, Class A1R2 (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)

3.40%	01/15/28	[1,2,3]	250,000	248,693

Nelnet Student Loan Trust, Series 2014-4A, Class A2 (LIBOR USD 1-Month plus 0.95%)

3.35%	11/25/48	[2,3]	500,000	495,160

Nelnet Student Loan Trust, Series 2015-3A, Class A3 (LIBOR USD 1-Month plus 0.90%)

3.30%	06/25/54	[2,3]	290,000	287,207

Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands) (LIBOR USD 3-Month plus 0.85%)

3.45%	01/15/28	[1,2,3]	250,000	249,368

Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)

3.39%	10/20/26	[1,2,3]	240,000	239,933

Panthera Aviation, Series 2013-1[7]

10.00%	01/25/22	3,5,6,8,†	338,214	94,704

Scholar Funding Trust, Series 2012-B, Class A2 (LIBOR USD 1-Month plus 1.10%)

3.50%	03/28/46	[2,3]	751,826	757,088

SLC Student Loan Trust, Series 2004-1, Class B (LIBOR USD 3-Month plus 0.29%)

2.81%	08/15/31	[2]	185,247	169,589

SLM Student Loan Trust, Series 2004-2, Class B (LIBOR USD 3-Month plus 0.47%)

3.05%	07/25/39	[2]	353,230	332,518

SLM Student Loan Trust, Series 2004-3A, Class A6A (LIBOR USD 3-Month plus 0.55%)

3.13%	10/25/64	[2,3]	270,000	266,105

SLM Student Loan Trust, Series 2005-9, Class B (LIBOR USD 3-Month plus 0.30%)

2.88%	01/25/41	[2]	270,067	255,324

SLM Student Loan Trust, Series 2007-7, Class B (LIBOR USD 3-Month plus 0.75%)

3.33%	10/27/70	[2]	215,000	200,934

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 85

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-1, Class A4 (LIBOR USD 3-Month plus 0.65%)
3.23%	01/25/22	[2]	$205,291	$203,376

SLM Student Loan Trust, Series 2008-2, Class B (LIBOR USD 3-Month plus 1.20%)
3.78%	01/25/83	[2]	340,000	325,578

SLM Student Loan Trust, Series 2008-3, Class B (LIBOR USD 3-Month plus 1.20%)
3.78%	04/26/83	[2]	340,000	323,028

SLM Student Loan Trust, Series 2008-4, Class B (LIBOR USD 3-Month plus 1.85%)
4.43%	04/25/73	[2]	340,000	344,816

SLM Student Loan Trust, Series 2008-5, Class B (LIBOR USD 3-Month plus 1.85%)
4.43%	07/25/73	[2]	235,000	237,230

SLM Student Loan Trust, Series 2008-6, Class B (LIBOR USD 3-Month plus 1.85%)
4.43%	07/26/83	[2]	340,000	345,207

SLM Student Loan Trust, Series 2008-7, Class B (LIBOR USD 3-Month plus 1.85%)
4.43%	07/26/83	[2]	340,000	345,255

SLM Student Loan Trust, Series 2008-8, Class B (LIBOR USD 3-Month plus 2.25%)
4.83%	10/25/75	[2]	340,000	346,953

SLM Student Loan Trust, Series 2011-1, Class A2 (LIBOR USD 1-Month plus 1.15%)
3.55%	10/25/34	[2]	310,000	312,337

Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	324,606	379,265

Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[3]	331,368	392,622

Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands) (LIBOR USD 3-Month plus 1.07%)
3.66%	10/20/28	[1,2,3]	450,000	450,071

Wachovia Student Loan Trust, Series 2006-1, Class A6 (LIBOR USD 3-Month plus 0.17%)
2.75%	04/25/40	[2,3]	300,000	289,982

Total Asset-Backed Securities (Cost $11,455,967)				11,039,047

Issues	Maturity Date		Principal Amount	Value

CORPORATES —34.35%*

Banking — 4.23%

Bank of America Corp.
2.74%	01/23/22	[4]	$270,000	$271,275
3.00%	12/20/23	[4]	476,000	485,003

Bank of America Corp. (MTN)
3.56%	04/23/27	[4]	440,000	459,684
4.27%	07/23/29	[4]	80,000	87,224

Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[4]	250,000	251,954
JPMorgan Chase & Co.
3.22%	03/01/25	[4]	420,000	432,206
3.56%	04/23/24	[4]	250,000	259,336

Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,4]	200,000	199,650

Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[1]	165,000	165,381
3.37%	01/05/24	[1,4]	200,000	202,002
4.80%	11/15/24	[1,4]	75,000	79,733

Wells Fargo & Co.
3.00%	04/22/26		145,000	146,844
3.00%	10/23/26		250,000	252,816

(LIBOR USD 3-Month plus 1.23%)
3.81%	10/31/23	[2]	150,000	153,048

Wells Fargo & Co. (MTN)
2.63%	07/22/22		45,000	45,293

				3,491,449

Communications — 3.72%
AT&T, Inc.
3.88%	01/15/26		200,000	209,417
4.80%	06/15/44		350,000	369,244
5.25%	03/01/37		265,000	298,176
CBS Corp.
3.38%	02/15/28		150,000	149,519

CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%	06/01/29	[3]	80,000	82,800

Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45		200,000	237,370

Clear Channel International BV (Netherlands)
8.75%	12/15/20	[1,3]	38,000	38,997

Comcast Corp.
2.35%	01/15/27		100,000	97,537

CSC Holdings LLC
6.50%	02/01/29	[3]	117,000	127,896

See accompanying notes to Schedule of Portfolio Investments.
86 / June 2019

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)

Discovery Communications LLC

2.80%	06/15/20		$150,000	$150,324

Intelsat Jackson Holdings SA (Luxembourg)

5.50%	08/01/23	[1]	145,000	133,037

9.75%	07/15/25	[1,3]	71,000	72,775

Koninklijke KPN NV (Netherlands)

8.38%	10/01/30	[1]	70,000	92,376

Level 3 Financing, Inc.

5.38%	01/15/24		40,000	41,000

5.38%	05/01/25		16,000	16,560

Qwest Corp.

7.25%	09/15/25		70,000	77,796

Sirius XM Radio, Inc.

3.88%	08/01/22	[3]	75,000	75,469

Sprint Capital Corp.

8.75%	03/15/32		40,000	46,300

Sprint Communications, Inc.

7.00%	03/01/20	[3]	30,000	30,825

Sprint Corp.

7.63%	03/01/26		4,000	4,274

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

3.36%	09/20/21	[3]	112,500	112,389

4.74%	03/20/25	[3]	200,000	208,000

T-Mobile USA, Inc.

4.50%	02/01/26		45,000	46,125

4.75%	02/01/28		45,000	46,298

6.00%	04/15/24		40,000	41,800

Verizon Communications, Inc.

4.02%	12/03/293		200,000	216,730

Vodafone Group PLC (United Kingdom)

4.88%	06/19/491		48,000	50,639

				3,073,673

Consumer Discretionary — 0.74%

Anheuser-Busch InBev Worldwide, Inc.

4.00%	04/13/28		145,000	156,738

Bacardi Ltd. (Bermuda)

5.30%	05/15/48	[1,3]	100,000	105,414

BAT Capital Corp.

4.54%	08/15/47		75,000	69,647

Central Garden & Pet Co.

5.13%	02/01/28		9,000	8,843

6.13%	11/15/23		40,000	41,600

Reynolds American, Inc.

5.85%	08/15/45		60,000	64,718

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A. (LIBOR USD 3-Month plus 3.50%)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary (continued)

6.10%	07/15/21	[2,3]	$165,000	$165,413

				612,373

Electric — 3.00%

Duke Energy Carolinas LLC

3.75%	06/01/45		355,000	365,964

Entergy Texas, Inc.

3.45%	12/01/27		150,000	152,467

NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.48%)

3.05%	05/04/21	[2]	485,000	484,989

Pennsylvania Electric Co.

5.20%	04/01/20		400,000	407,062

Puget Energy, Inc.

6.00%	09/01/21		250,000	267,303

Southern Co. Gas Capital Corp.

3.25%	06/15/26		500,000	504,456

Southwestern Electric Power Co., Series K

2.75%	10/01/26		300,000	293,294

				2,475,535

Energy — 3.50%

Antero Resources Corp.

5.00%	03/01/25		96,000	89,040

5.13%	12/01/22		35,000	33,775

Centennial Resource Production LLC

6.88%	04/01/27	[3]	40,000	40,600
Cheniere Energy Partners LP

5.25%	10/01/25		45,000	46,687

CrownRock LP/CrownRock Finance, Inc.

5.63%	10/15/25	[3]	10,000	10,050

Energy Transfer Operating LP

5.50%	06/01/27		3,000	3,359

5.88%	01/15/24		70,000	78,028

6.25%	04/15/49		157,000	185,600

EQM Midstream Partners LP

4.13%	12/01/26		350,000	338,258

Gulfport Energy Corp.

6.38%	05/15/25		13,000	10,124

KazMunayGas National Co. JSC, Series REGS (Kazakhstan)

5.38%	04/24/30	[1]	200,000	222,156

Matador Resources Co.

5.88%	09/15/26		15,000	15,225

NiSource, Inc.

2.65%	11/17/22		150,000	151,088

Parsley Energy LLC/Parsley Finance Corp.

5.25%	08/15/25	[3]	10,000	10,200

5.38%	01/15/25	[3]	35,000	36,050

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 87

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

Peru LNG SRL, Series REGS (Peru)

5.38%	03/22/30	[1]	$200,000	$215,720

Petroleos Mexicanos (Mexico)

6.50%	03/13/27	[1]	45,000	44,483

6.50%	01/23/29	[1]	230,000	223,100

6.63%	06/15/35	[1]	55,000	51,081

Plains All American Pipeline LP/PAA Finance Corp.

4.65%	10/15/25		125,000	132,954

Range Resources Corp.

4.88%	05/15/25		53,000	46,773

Rockies Express Pipeline LLC

5.63%	04/15/20	[3]	142,000	145,017
Ruby Pipeline LLC

6.00%	04/01/22	[3]	157,576	161,361

Targa Resources Partners LP/Targa Resources Partners Finance Corp.

6.88%	01/15/29	[3]	39,000	43,336

Texas Eastern Transmission LP

2.80%	10/15/22	[3]	150,000	149,802

TransMontaigne Partners LP/

TLP Finance Corp.

6.13%	02/15/26		35,000	33,863

Transocean Guardian Ltd. (Cayman Islands)

5.88%	01/15/24	[1,3]	29,295	29,918

Transocean Pontus Ltd. (Cayman Islands)

6.13%	08/01/25	[1,3]	38,745	40,101

Transocean Poseidon Ltd. (Cayman Islands)

6.88%	02/01/27	[1,3]	87,000	92,166

Transocean Proteus Ltd. (Cayman Islands)

6.25%	12/01/24	[1,3]	14,250	14,767

USA Compression Partners LP/USA Compression Finance Corp.

6.88%	04/01/26		27,000	28,685

6.88%	09/01/27	[3]	22,000	23,212

Williams Cos., Inc. (The)

3.70%	01/15/23		110,000	113,761

WPX Energy, Inc.

5.75%	06/01/26		30,000	31,275

				2,891,615

Finance — 3.31%

Avolon Holdings Funding Ltd. (Cayman Islands)

3.95%	07/01/24	[1,3]	85,000	87,196

5.13%	10/01/23	[1,3]	56,000	59,416

Citigroup, Inc.

3.67%	07/24/28	[4]	405,000	421,931

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Ford Motor Credit Co. LLC

3.16%	08/04/20		$275,000	$275,932

3.20%	01/15/21		175,000	176,103

8.13%	01/15/20		300,000	308,379

(LIBOR USD 3-Month plus 1.27%)

3.60%	03/28/22	[2]	115,000	113,189

GE Capital International Funding Co. (Ireland)

2.34%	11/15/20	[1]	275,000	273,579

4.42%	11/15/35	[1]	130,000	128,884

General Motors Financial Co., Inc.

3.55%	04/09/21		95,000	96,415

Goldman Sachs Group, Inc. (The)

3.81%	04/23/29	[4]	145,000	151,674

4.22%	05/01/29	[4]	45,000	48,259

Morgan Stanley (LIBOR USD 3-Month plus 0.93%)

3.52%	07/22/22	[2]	500,000	503,294

Nationwide Building Society (United Kingdom)

3.77%	03/08/24	[1,3,4]	85,000	86,811

				2,731,062

Food — 0.73%
Campbell Soup Co.

(LIBOR USD 3-Month plus 0.50%)

2.91%	03/16/20	[2]	140,000	140,121

Chobani LLC/Chobani Finance Corp., Inc.

7.50%	04/15/25	[3]	22,000	20,680

Kraft Heinz Foods Co.

4.63%	01/30/29		190,000	204,612

5.00%	06/04/42		94,000	97,258

Kroger Co. (The)

5.40%	01/15/49		46,000	51,076

Post Holdings, Inc.

5.75%	03/01/27	[3]	49,000	50,837

Tyson Foods, Inc.

4.00%	03/01/26		40,000	42,634

				607,218

Gaming — 0.17%

Churchill Downs, Inc.

4.75%	01/15/28	[3]	60,000	60,585

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.

6.13%	08/15/21	[3]	50,000	50,875

Twin River Worldwide Holdings, Inc.

6.75%	06/01/27	[3]	25,000	26,125

				137,585

See accompanying notes to Schedule of Portfolio Investments.
88 / June 2019

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care — 5.95%

AbbVie, Inc.

3.60%	05/14/25		$100,000	$103,402

4.50%	05/14/35		50,000	51,663

Allergan Finance LLC

3.25%	10/01/22		150,000	152,010

Amgen, Inc.

4.40%	05/01/45		200,000	212,795

Anthem, Inc.

3.65%	12/01/27		145,000	150,701

Bausch Health Americas, Inc.

9.25%	04/01/26	[3]	7,000	7,857

Bayer U.S. Finance II LLC

4.38%	12/15/28	[3]	200,000	211,420

Bayer U.S. Finance LLC

2.38%	10/08/19	[3]	200,000	199,675

Becton Dickinson and Co. (LIBOR USD 3-Month plus 0.88%)

3.19%	12/29/20	[2]	187,000	187,031

Bristol-Myers Squibb Co.

4.13%	06/15/39	[3]	35,000	37,814

Catalent Pharma Solutions, Inc.

4.88%	01/15/26	[3]	75,000	76,406

Celgene Corp.

5.00%	08/15/45		320,000	379,658

Centene Corp.

4.75%	01/15/25		25,000	25,868

5.38%	06/01/26	[3]	52,000	54,665

5.63%	02/15/21		43,000	43,860

CHS/Community Health Systems, Inc.

8.00%	03/15/26	[3]	18,000	17,415

8.63%	01/15/24	[3]	14,000	14,123

Cigna Corp.

4.13%	11/15/25	[3]	375,000	399,670

CVS Health Corp.

5.05%	03/25/48		240,000	256,022

Elanco Animal Health, Inc.

4.90%	08/28/28	[3]	160,000	178,840

Fresenius Medical Care U.S. Finance II, Inc.

4.13%	10/15/20	[3]	400,000	406,980

5.63%	07/31/19	[3]	300,000	300,567

Fresenius U.S. Finance II, Inc.

4.25%	02/01/21	[3]	150,000	153,529

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

HCA, Inc.

4.13%	06/15/29		$85,000	$87,869

4.75%	05/01/23		30,000	32,137

5.25%	04/15/25		12,000	13,312

5.25%	06/15/49		35,000	36,528

5.63%	09/01/28		40,000	43,275

5.88%	02/01/29		50,000	54,875

6.50%	02/15/20		54,000	55,398

Hologic, Inc.

4.63%	02/01/28	[3]	55,000	55,894

Humana, Inc.

2.90%	12/15/22		195,000	197,969

Molina Healthcare, Inc.

5.38%	11/15/22		83,000	86,943

Shire Acquisitions Investments Ireland DAC

(Ireland)

1.90%	09/23/19	[1]	300,000	299,552

Teleflex, Inc.

4.63%	11/15/27		10,000	10,287

Tenet Healthcare Corp.

4.63%	07/15/24		46,000	46,747

4.75%	06/01/20		60,000	60,525

6.00%	10/01/20		61,000	62,983

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)

1.70%	07/19/19	[1]	63,000	62,959

WellCare Health Plans, Inc.

5.25%	04/01/25		82,000	85,793

				4,915,017

Industrials — 2.35%

Amcor Finance USA, Inc.

4.50%	05/15/28	[3]	145,000	154,880

BAE Systems Holdings, Inc.

2.85%	12/15/20	[3]	200,000	200,843
Ball Corp.

4.00%	11/15/23		30,000	31,163

Berry Global Escrow Corp.

4.88%	07/15/26	[3]	19,000	19,451

Crown Americas LLC/Crown Americas Capital Corp. V

4.25%	09/30/26		21,000	21,499

General Electric Co. (GMTN)

4.63%	01/07/21		100,000	102,892

5.50%	01/08/20		160,000	162,232

General Electric Co. (MTN) (LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[2]	600,000	448,724

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 89

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials (continued)

Graphic Packaging International LLC

4.75%	07/15/27	[3]	$40,000	$41,200

4.88%	11/15/22		55,000	57,269

L3 Technologies, Inc.

4.40%	06/15/28		145,000	158,773

Northrop Grumman Corp.

3.20%	02/01/27		150,000	154,048

OI European Group BV (Netherlands)

4.00%	03/15/23	[1,3]	15,000	15,113
Sealed Air Corp.

5.50%	09/15/25	[3]	70,000	74,725
Silgan Holdings, Inc.

4.75%	03/15/25		60,000	60,750

Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)

7.75%	04/15/26	[1,3]	55,000	49,775

WRKCo, Inc.

4.65%	03/15/26		175,000	190,503

				1,943,840

Information Technology — 0.14%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.

5.75%	03/01/25	[3]	68,000	69,190

SS&C Technologies, Inc.

5.50%	09/30/27	[3]	43,000	44,693

				113,883

Insurance — 1.04%

Farmers Exchange Capital II

6.15%	11/01/53	[3,4]	400,000	462,500

Nationwide Mutual Insurance Co.

4.70%	12/15/24	[3,4]	400,000	398,500

				861,000

Materials — 0.34%

Indonesia Asahan Aluminum Persero PT (Indonesia)

6.53%	11/15/28	[1,3]	200,000	236,360

International Flavors & Fragrances, Inc.

5.00%	09/26/48		40,000	44,365

				280,725

Real Estate Investment Trust (REIT) — 2.50%

Alexandria Real Estate Equities, Inc.

3.45%	04/30/25		200,000	205,945

American Campus Communities Operating Partnership LP

3.35%	10/01/20		125,000	126,155

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

Boston Properties LP

2.75%	10/01/26		$200,000	$197,057

GLP Capital LP/GLP Financing II, Inc.

5.30%	01/15/29		65,000	70,420

5.38%	04/15/26		205,000	222,210

HCP, Inc.

3.88%	08/15/24		325,000	340,890

SL Green Realty Corp.

4.50%	12/01/22		200,000	210,044

Ventas Realty LP

4.40%	01/15/29		250,000	271,750

Welltower, Inc.

3.75%	03/15/23		400,000	416,857

				2,061,328

Retail — 1.13%

Alimentation Couche-Tard, Inc. (Canada)

2.70%	07/26/22	[1,3]	45,000	45,105

Dollar Tree, Inc. (LIBOR USD 3-Month plus 0.70%)

3.29%	04/17/20	[2]	250,000	250,030

eG Global Finance PLC (United Kingdom)

6.75%	02/07/25	[1,3]	85,000	84,549

Rite Aid Corp.

6.13%	04/01/23	[3]	162,000	137,295

Walgreens Boots Alliance, Inc.

3.80%	11/18/24		400,000	416,185

				933,164

Services — 0.42%

GFL Environmental, Inc. (Canada)

8.50%	05/01/27	[1,3]	85,000	91,694

IHS Markit Ltd. (Bermuda)

4.00%	03/01/26	[1,3]	7,000	7,241

4.75%	08/01/28	[1]	35,000	38,278

5.00%	11/01/22	[1,3]	170,000	180,965

Matthews International Corp.

5.25%	12/01/25	[3]	30,000	29,587

				347,765

Transportation — 1.08%

Continental Airlines Pass-Through Trust, Series 2007-1, Class B

6.90%	04/19/22		453,119	472,400

Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1

6.72%	01/02/23		290,604	312,013

See accompanying notes to Schedule of Portfolio Investments.
90 / June 2019

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Transportation (continued)

Union Pacific Corp.

3.95%	09/10/28		$100,000	$109,179

				893,592

Total Corporates

(Cost $27,369,282)				28,370,824

FOREIGN GOVERNMENT OBLIGATIONS — 1.04%

Foreign Government Obligations — 1.04%

Bahrain Government International Bond, Series REGS (Bahrain)

7.00%	10/12/28	[1]	200,000	216,125

Brazilian Government International Bond (Brazil)

4.63%	01/13/28	[1]	200,000	210,060

Qatar Government International Bond (Qatar)

4.50%	04/23/28	[1]	200,000	224,084

Republic of South Africa Government International Bond (South Africa)

4.88%	04/14/26	[1]	200,000	207,875

Total Foreign Government Obligations

(Cost $794,550)				858,144

MORTGAGE-BACKED — 41.34%**

Non-Agency Commercial

Mortgage-Backed — 4.30%

Banc of America Commercial Mortgage Trust, Series 2007-5, Class AJ

6.03%	02/10/51	[4]	178,782	171,306

Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A

4.23%	08/10/38	3,[4]	140,000	155,042

Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A

4.42%	07/11/33	[3]	100,000	103,350

CALI Mortgage Trust, Series 2019-101C, Class A

3.96%	03/10/39	[3]	210,000	231,227

CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A

3.37%	03/13/35	[3]	80,000	83,575

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)

1.94%	09/10/45	[3,4]	1,515,828	68,729

COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class X (IO)

0.50%	04/15/47	[3,4]	3,128,506	6,654

Commercial Mortgage Trust, Series 2006-GG7, Class AM

5.83%	07/10/38	[4]	235,989	237,597

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial

Mortgage-Backed (continued)

Commercial Mortgage Trust, Series 2013-CR12, Class XA (IO)

1.33%	10/10/46	[4]	$1,924,807	$77,981

Commercial Mortgage Trust, Series 2013-CR13, Class XA (IO)

0.96%	11/10/46	[4]	1,616,320	49,647

Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)

1.15%	09/10/47	[4,5,6]	2,421,222	86,396

Commercial Mortgage Trust, Series 2015-CR26, Class XA (IO)

1.11%	10/10/48	[4,5,6]	3,335,513	159,564

Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ

5.75%	01/15/49	[4]	21,964	22,089

GS Mortgage Securities Trust, Series 2012-GC6, Class XB (IO)

0.26%	01/10/45	[3,4]	5,749,132	32,993

GS Mortgage Securities Trust, Series 2013-GC12, Class XA (IO)

1.56%	06/10/46	[4]	7,491,084	320,860

Hudson Yards Mortgage Trust, Series 2019-30HY, Class A

3.23%	07/10/39	[3]	165,000	169,873

JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)

1.25%	11/15/45	[4]	2,946,719	114,929

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA (IO)

1.17%	08/15/47	[4]	572,005	23,086

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA (IO)

1.11%	11/15/47	[4]	2,879,628	93,837

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)

0.19%	01/15/46	[4]	7,136,870	35,066

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)

1.40%	04/15/46	[4]	1,528,114	62,453

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A

3.73%	01/05/31	[3]	95,000	99,530

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A

3.40%	06/05/39	[3]	80,000	84,285

Morgan Stanley Capital I Trust, Series 2011-C3, Class A3

4.05%	07/15/49		175,041	174,876

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 91

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial
Mortgage-Backed (continued)

SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A

3.66%	01/05/43	[3,4]	$120,000	$125,681

UBS Commercial Mortgage Trust, Series 2012-C1, Class XA (IO)

2.25%	05/10/45	[3,4]	1,806,253	84,280

UBS Commercial Mortgage Trust, Series 2018-C12, Class A1

3.29%	08/15/51		429,988	440,133

WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)

1.89%	11/15/44	[3,4]	3,508,213	107,422

WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)

2.07%	11/15/45	[3,4]	987,348	51,609

WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA (IO)

0.87%	06/15/46	[4]	3,100,010	72,292

				3,546,362

Non-Agency Mortgage-Backed — 26.94%

ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)

2.55%	06/25/36	[2]	1,431,995	1,170,587

Banc of America Funding Trust, Series 2006-3, Class 5A3

5.50%	03/25/36		323,541	309,837

BCAP LLC Trust, Series 2011-RR3, Class 5A3

3.70%	11/27/37	[3,4]	202,317	202,973

Bear Stearns ALT-A Trust, Series 2005-1, Class A1
(LIBOR USD 1-Month plus 0.56%)

2.96%	01/25/35	[2]	60,436	60,453

Chase Mortgage Finance Trust, Series 2007-A1, Class 8A1

4.68%	02/25/37	[4]	110,740	116,006

Conseco Finance Corp., Series 1996-7, Class M1

7.70%	09/15/26	[4]	225,651	239,890

Conseco Finance Corp., Series 1998-3, Class A6

6.76%	03/01/30	[4]	165,448	171,242

Conseco Finance Corp., Series 1998-4, Class A6

6.53%	04/01/30	[4]	227,648	237,854

Conseco Finance Corp., Series 1998-4, Class A7

6.87%	04/01/30	[4]	112,724	118,341

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Conseco Finance Corp., Series 1999-5, Class A5

7.86%	03/01/30	[4]	$78,814	$56,706

Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF1

8.00%	06/15/32	[4]	188,556	189,799

Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2

8.00%	06/15/32	[3,4]	402,685	415,182

Conseco Finance Securitizations Corp., Series 2001-4, Class A4

7.36%	08/01/32	[4]	38,652	38,871

Credit Suisse Mortgage Capital, Series 2014-4R, Class 16A1
(LIBOR USD 1-Month plus 0.20%)

2.63%	02/27/36	[2,3]	21,936	22,027

Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2B
(STEP-reset date 08/25/19)

4.03%	02/25/37		1,052,510	846,183

Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C
(STEP-reset date 08/25/19)

4.03%	02/25/37		347,547	279,385

Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB3, Class A3
(STEP-reset date 08/25/19)

3.82%	03/25/37		1,039,430	528,431

First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)

2.51%	12/25/37	[2]	658,783	573,320

First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)

2.62%	01/25/38	[2]	2,202,101	1,618,423

First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)

2.50%	03/25/37	[2]	732,906	485,552

GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1

4.21%	04/19/36	[4]	326,159	299,443

GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A7

0.00%	01/25/47	5,8,†	2,140,000	—

GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A

4.34%	05/25/37	[4]	439,309	398,465

See accompanying notes to Schedule of Portfolio Investments.
92 / June 2019

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)

HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12

6.00%	09/25/37		$357,149	$327,791

Impac CMB Trust, Series 2004-4,
Class 1A2
(LIBOR USD 1-Month plus 0.62%)

3.02%	09/25/34	[2]	264,911	259,645

IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1

3.75%	12/25/35	[4]	392,128	369,875

IndyMac Index Mortgage Loan Trust,
Series 2007-FLX2, Class A1C
(LIBOR USD 1-Month plus 0.19%)

2.59%	04/25/37	[2]	1,636,563	1,538,269

IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A3

6.61%	02/25/28		154,953	156,910

IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A4

6.75%	02/25/28		65,230	66,172

IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4

6.49%	09/25/28		84,510	86,910

IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A5

6.96%	09/25/28	[4]	203,698	212,367

JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6
(STEP-reset date 08/25/19)

4.20%	03/25/47		849,488	677,787

JPMorgan Mortgage Trust, Series 2006-S2,
Class 2A2

5.88%	06/25/21		151,150	143,573

JPMorgan Mortgage Trust, Series 2007-S1,
Class 1A2

5.50%	03/25/22		73,207	71,414

Lehman XS Trust, Series 2006-13,
Class 1A2
(LIBOR USD 1-Month plus 0.34%)

2.74%	09/25/36	[2]	115,121	113,016

Lehman XS Trust, Series 2006-9,
Class A1B
(LIBOR USD 1-Month plus 0.16%)

2.56%	05/25/46	[2]	45,479	116,548

MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)

2.68%	05/25/37	[2]	1,810,500	1,594,098

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)

Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)

2.73%	04/25/37	[2,5,6]	$1,696,107	$151,854

Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)

3.56%	08/25/35	[2]	709,726	695,478

Mid-State Capital Corp., Series 2004-1,
Class B

8.90%	08/15/37		565,499	644,549

Mid-State Capital Corp., Series 2004-1,
Class M1

6.50%	08/15/37		391,103	413,276

Mid-State Capital Corp., Series 2005-1,
Class A

5.75%	01/15/40		167,660	183,790

Mid-State Trust XI, Series 2011, Class B

8.22%	07/15/38		9,269	10,601

Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4

4.13%	09/25/34	[4]	262,633	260,677

Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2

5.96%	06/25/36	[4]	2,410,716	1,022,883

Oakwood Mortgage Investors, Inc.,
Series 1998-A, Class M

6.83%	05/15/28	[4]	168,899	173,956

Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4

6.99%	12/15/26		280,553	288,050

Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3

5.90%	09/15/22	[4]	817,517	636,276

Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3

6.03%	05/15/24	[4]	300,795	311,136

Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1

3.80%	03/25/35	[4]	324,398	217,018

SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)

2.64%	12/25/36	[2,3]	1,482,139	992,398

Specialty Underwriting & Residential Finance
Trust, Series 2006-AB3, Class A2B
(LIBOR USD 1-Month plus 0.15%)

2.55%	09/25/37	[2]	574,434	353,761

Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A

4.45%	09/25/34	[4]	328,687	328,207

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 93

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust, Series 2004-7HE, Class A1 (LIBOR USD 1-Month plus 0.55%)
2.95%	07/25/34	[2,3]	$98,925	$97,974
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A (LIBOR USD 1-Month plus 0.58%)
2.98%	07/25/45	[2]	78,827	78,451
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-1, Class A3 (LIBOR USD 1-Month plus 0.32%)
2.72%	03/25/37	[2]	1,500,000	1,278,341

				22,252,021

U.S. Agency Commercial
Mortgage-Backed — 4.18%
Fannie Mae-Aces, Series 2006-M2, Class A2A
5.27%	10/25/32	[4]	327,272	335,372
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.21%	07/25/21	[4]	3,761,183	68,971
Fannie Mae-Aces, Series 2012-M13, Class X2 (IO)
0.74%	05/25/22	[4]	19,070,072	285,974
Fannie Mae-Aces, Series 2012-M14, Class X2 (IO)
0.48%	09/25/22	[4]	4,936,791	50,948
Fannie Mae-Aces, Series 2016-M11, Class AL
2.94%	07/25/39		310,081	319,384
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.72%	07/25/39	[4]	1,775,918	65,164
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3 (IO)
2.03%	07/25/40	[4]	1,150,000	63,483
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)
1.87%	08/25/40	[4]	850,000	45,367
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K093, Class XAM (IO)
1.19%	05/25/29	[4]	945,000	98,917
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1 (IO)
1.42%	11/25/19	[4]	3,635,588	10,427

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1 (IO)
0.79%	10/25/20	[4]	$10,631,507	$66,181
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K732, Class X3 (IO)
2.25%	05/25/46	[4]	700,000	80,753
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K734, Class X1 (IO)
0.79%	02/25/26	[4]	2,249,681	84,878
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)
3.61%	06/25/41	[4]	1,220,000	77,080
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KIR1, Class X (IO)
1.21%	03/25/26	[4]	1,374,117	83,457
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
3.05%	01/25/46	[4]	459,271	462,096
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT1
2.62%	07/25/26	[4]	456,662	467,983
FREMF Mortgage Trust, Series 2012-K23, Class X2A (IO)
0.13%	10/25/45	[3]	63,281,124	213,093
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[4]	186,473	191,049
Ginnie Mae, Series 2009-114, Class IO (IO)
0.00%	10/16/49	[4]	7,508,014	3,153
Ginnie Mae, Series 2014-103, Class IO (IO)
0.61%	05/16/55	[4]	2,571,442	77,812
Ginnie Mae, Series 2014-125, Class IO (IO)
0.96%	11/16/54	[4]	2,414,975	145,922
Ginnie Mae, Series 2014-88, Class IE (IO)
0.32%	03/16/55	[4]	3,447,399	80,672
Ginnie Mae, Series 2015-47, Class IO (IO)
0.85%	10/16/56	[4]	1,319,082	74,090

				3,452,226

U.S. Agency Mortgage-Backed — 5.92%
Fannie Mae Pool 463408
5.25%	08/01/24		258,593	287,225
Fannie Mae Pool 874941
6.32%	11/01/37		493,398	550,091
Fannie Mae Pool AN6168
3.13%	07/01/32		200,000	208,011

See accompanying notes to Schedule of Portfolio Investments.
94 / June 2019

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN7345
3.21%	11/01/37		$457,040	$471,234
Fannie Mae Pool AN9420
3.77%	07/01/43		244,884	271,948
Fannie Mae Pool AN9619
3.77%	06/01/33		285,000	316,854
Fannie Mae Pool BL0242
3.82%	11/01/30		250,000	278,218
Fannie Mae REMICS, Series 1993-80, Class S (-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
7.94%	05/25/23	[2]	1,389	1,532
Fannie Mae REMICS, Series 2000-45, Class SA (IO) (-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
5.57%	12/18/30	[2]	204,769	22,447
Fannie Mae REMICS, Series 2001-42, Class SB (-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[2]	528	591
Fannie Mae REMICS, Series 2003-124, Class TS (-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[2]	5,928	6,957
Fannie Mae REMICS, Series 2005-92, Class US (IO) (-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
3.70%	10/25/25	[2]	1,024,568	86,297
Fannie Mae REMICS, Series 2006-125, Class SM (IO) (-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
4.80%	01/25/37	[2]	1,053,651	223,037
Fannie Mae REMICS, Series 2008-50, Class SA (IO) (-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
3.65%	11/25/36	[2]	1,236,138	193,864
Fannie Mae REMICS, Series 2010-43, Class KS (IO) (-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.02%	05/25/40	[2]	1,084,645	208,323
Freddie Mac Gold Pool WA3303
3.83%	05/01/35		446,888	496,351
Freddie Mac REMICS, Series 1602, Class SN (-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[2]	12,392	13,360
Freddie Mac REMICS, Series 1673, Class SD (-2.15 X US Treasury Yield Curve Rate T Note Constant Maturity 10 Year plus 19.39%, 18.31% Cap)
14.97%	02/15/24	[2]	69,556	82,005

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		$818	$6
Freddie Mac REMICS, Series 2990, Class ND (-2.54 X LIBOR USD 1-Month plus 16.89%, 16.89% Cap)
10.81%	12/15/34	[2]	8,901	9,087
Freddie Mac REMICS, Series 3242, Class SA (IO) (-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
3.96%	11/15/36	[2]	3,461,858	615,811
Freddie Mac REMICS, Series 3247, Class SI (IO) (-1.00 X LIBOR USD 1-Month plus 6.65%, 6.50% Cap)
0.15%	08/15/36	[2]	14,297,000	81,692
Freddie Mac REMICS, Series 3260, Class AS (IO) (-1.00 X LIBOR USD 1-Month plus 6.38%, 6.38% Cap)
3.99%	01/15/37	[2]	2,340,995	361,152
Freddie Mac REMICS, Series 3289, Class SD (IO) (-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
3.73%	03/15/37	[2]	781,327	55,055
Ginnie Mae, Series 2004-8, Class SE (-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
9.50%	11/26/23	[2]	44,323	49,646

				4,890,794

Total Mortgage-Backed (Cost $35,714,453)				34,141,403

MUNICIPAL BONDS — 0.80%*

California — 0.36%
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47		300,000	299,859

New York — 0.44%
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.81%	08/01/30		350,000	363,437

Total Municipal Bonds (Cost $662,275)				663,296

Total Bonds – 90.89% (Cost $75,996,527)				75,072,714

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 95

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 8.25%

Money Market Funds — 3.67%

Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.29%[9]		3,032,000	$3,032,000

U.S. Treasury Bills — 4.58%
U.S. Treasury Bills
2.11%[10,11]	09/26/19	$153,000	152,240
2.32%[11]	07/23/19	800,000	798,993
2.34%[11]	07/16/19	400,000	399,654
2.40%[11]	10/24/19	1,000,000	993,663
2.41%[11]	10/10/19	1,000,000	994,136
2.43%[11]	07/18/19	240,000	239,768
2.43%[11]	07/25/19	200,000	199,741

			3,778,195

Total Short-Term Investments (Cost $6,807,856)			6,810,195

Total Investments – 99.14% (Cost $82,804,383)			81,882,909

Cash and Other Assets, Less
Liabilities – 0.86%			712,735

Net Assets – 100.00%			$82,595,644

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $529,990, which is 0.64% of total net assets.

[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents the current yield as of June 30, 2019.

[1][0]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $152,240.

[11]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $473,969, which is 0.57% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CDO): Collateralized Debt Obligations

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Ultra Bond	4	09/19/19	$710,250	$27,874	$27,874
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	151	09/30/19	(17,841,594)	(294,282)	(294,282)
U.S. Treasury Ten Year Ultra Bond	19	09/19/19	(2,624,375)	(45,790)	(45,790)

			(20,465,969)	(340,072)	(340,072)

TOTAL FUTURES CONTRACTS			$(19,755,719)	$(312,198)	$(312,198)

See accompanying notes to Schedule of Portfolio Investments.
96 / June 2019

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Received by the Fund	Paid by the Fund

Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)

SWAPS: INTEREST RATE

Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$4,765	$60,754	$—	$60,754

Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	2,055	27,096	—	27,096

Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	1,960	(55,999)	—	(55,999)

Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	840	(25,096)	—	(25,096)

TOTAL SWAPS CONTRACTS							$9,620	$6,755	$—	$6,755

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 97

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 97.49%

ASSET-BACKED SECURITIES — 4.79%**

Academic Loan Funding Trust, Series 2012-1A, Class A2 (LIBOR USD 1-Month plus 1.10%)

3.50%	12/27/44	[1,2]	$25,766,654	$25,852,874

AIMCO CLO, Series 2015-AA, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.85%)

3.45%	01/15/28	[1,2,3]	13,120,000	13,102,288

Atrium XII, Series 12A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.83%)

3.42%	04/22/27	[1,2,3]	22,000,000	21,950,654

Barings BDC Static CLO Ltd., Series 2019-1A, Class A1 (Cayman Islands) (LIBOR USD 3-Month plus 1.02%)

3.54%	04/15/27	[1,2,3]	3,435,000	3,437,670

Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)

3.39%	01/20/28	[1,2,3]	54,595,000	54,417,457

Barings CLO Ltd., Series 2016-2A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.08%)

3.67%	07/20/28	[1,2,3]	50,005,000	50,015,098

Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands) (LIBOR USD 3-Month plus 0.95%)

3.54%	07/20/29	[1,2,3]	35,831,000	35,674,311

Bayview Commercial Asset Trust, Series 2004-3, Class A1 (LIBOR USD 1-Month plus 0.56%)

2.96%	01/25/35	[1,2]	1,521,592	1,515,419

Bayview Commercial Asset Trust, Series 2005-1A, Class A1 (LIBOR USD 1-Month plus 0.45%)

2.85%	04/25/35	[1,2]	3,393,299	3,335,637

BlueMountain CLO Ltd., Series 2015-2A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 0.93%)

3.53%	07/18/27	[1,2,3]	8,330,000	8,318,018

Brazos Education Loan Authority, Inc., Series 2012-1, Class A1 (LIBOR USD 1-Month plus 0.70%)

3.10%	12/26/35	[1]	47,202	47,082

Brazos Higher Education Authority, Inc., Series 2010-1, Class A2 (LIBOR USD 3-Month plus 1.20%)

3.72%	02/25/35	[1]	14,100,000	14,392,732

Brazos Higher Education Authority, Inc., Series 2011-1, Class A3 (LIBOR USD 3-Month plus 1.05%)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

3.57%	11/25/33	[1]	$16,050,000	$16,192,969

Brazos Higher Education Authority, Inc., Series 2011-2, Class A3 (LIBOR USD 3-Month plus 1.00%)

3.58%	10/27/36	[1]	24,361,000	24,629,867

CIT Education Loan Trust, Series 2007-1, Class A (LIBOR USD 3-Month plus 0.09%)

2.44%	03/25/42	[1,2]	20,287,095	19,392,520

CIT Education Loan Trust, Series 2007-1, Class B (LIBOR USD 3-Month plus 0.30%)

2.65%	06/25/42	[1,2]	14,303,671	13,137,693

Clear Creek CLO, Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.20%)

3.79%	10/20/30	[1,2,3]	27,190,000	27,192,284

College Loan Corp. Trust I, Series 2005-2, Class B (LIBOR USD 3-Month plus 0.49%)

3.09%	01/15/37	[1]	2,928,146	2,754,964

Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.82%)

3.34%	11/15/28	[1,2,3]	19,066,000	18,962,739

Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR2 (Cayman Islands) (LIBOR USD 3-Month plus 1.23%)

3.83%	04/15/29	[1,2,3]	1,000,000	1,000,696

Dryden 71 CLO Ltd., Series 2018-71A, Class A (Cayman Islands) (LIBOR USD 3-Month plus 1.15%)

3.84%	01/15/29	[1,2,3]	73,850,000	73,852,448

Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.90%)

3.50%	04/15/29	[1,2,3]	23,113,000	22,982,643

Education Loan Asset-Backed Trust I, Series 2013-1, Class A2 (LIBOR USD 1-Month plus 0.80%)

3.20%	04/26/32	[1,2]	12,740,000	12,702,454

Educational Funding of the South, Inc., Series 2011-1, Class A2 (LIBOR USD 3-Month plus 0.65%)

3.23%	04/25/35	[1]	22,338	22,197

Educational Funding of the South, Inc., Series 2012-1, Class A (LIBOR USD 1-Month plus 1.05%)

3.48%	03/25/36	[1]	13,638,449	13,656,520

See accompanying notes to Schedule of Portfolio Investments.
98 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

EFS Volunteer No. 2 LLC, Series 2012-1, Class A2 (LIBOR USD 1-Month plus 1.35%)

3.75%	03/25/36	[1,2]	$16,085,000	$16,194,761

Flatiron CLO Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.89%)

3.49%	04/15/27	[1,2,3]	7,145,000	7,145,180

GCO Education Loan Funding Trust, Series 2006-1, Class A11L (LIBOR USD 3-Month plus 0.23%)

2.75%	05/25/36	[1]	25,000,000	24,237,927

Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)

3.09%	07/17/29	[2,3]	45,264,542	45,447,505

Goal Capital Funding Trust, Series 2005-2, Class B (LIBOR USD 3-Month plus 0.53%)

3.05%	11/25/44	[1]	9,176,669	8,713,694

Goal Capital Funding Trust, Series 2006-1, Class B (LIBOR USD 3-Month plus 0.45%)

2.97%	08/25/42	[1]	2,556,042	2,359,269

Goal Structured Solutions Trust, Series 2015-1, Class A (LIBOR USD 1-Month plus 0.65%)

3.05%	09/25/41	[1,2]	72,245,191	71,195,981

GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2 (Cayman Islands) (LIBOR USD 3-Month plus 1.11%)

3.69%	10/29/29	[1,2,3]	5,345,000	5,340,900

J.G. Wentworth XXX LLC, Series 2013-3A, Class A

4.08%	01/17/73	[2]	787,245	832,943

J.G. Wentworth XXXII LLC, Series 2014-2A, Class A

3.61%	01/17/73	[2]	46,564,586	48,488,621

LCM XIX LP, Series 19A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.24%)

3.84%	07/15/27	[1,2,3]	20,425,000	20,443,867

LCM XX LP, Series 20A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.04%)

3.63%	10/20/27	[1,2,3]	8,615,000	8,614,148

LCM XXI LP, Series 21A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.88%)

3.47%	04/20/28	[1,2,3]	32,465,000	32,335,140

Limerock CLO III LLC, Series 2014-3A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.20%)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

3.79%	10/20/26	[1,2,3]	$72,165,420	$72,197,533

Madison Park Funding XXX Ltd., Series 2018-30A, Class A (Cayman Islands) (LIBOR USD 3-Month plus 0.75%)

3.35%	04/15/29	[1,2,3]	22,882,500	22,679,281

Magnetite IX Ltd., Series 2014-9A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.00%)

3.58%	07/25/26	[1,2,3]	2,245,803	2,247,627

Magnetite XVIII Ltd., Series 2016-18A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.08%)

3.60%	11/15/28	[1,2,3]	20,750,000	20,740,497

Magnetite XVIII Ltd., Series 2019-21A, Class A (Cayman Islands) (LIBOR USD 3-Month plus 1.28%)

3.91%	04/20/30	[1,2,3]	34,100,000	34,259,486

Navient Student Loan Trust, Series 2014-1, Class A3 (LIBOR USD 1-Month plus 0.51%)

2.94%	06/25/31	[1]	956,984	944,765

Navient Student Loan Trust, Series 2014-2, Class A (LIBOR USD 1-Month plus 0.64%)

3.07%	03/25/83	[1]	69,601,789	68,619,777

Navient Student Loan Trust, Series 2014-3, Class A (LIBOR USD 1-Month plus 0.62%)

3.02%	03/25/83	[1]	74,096,402	73,120,382

Navient Student Loan Trust, Series 2014-4, Class A (LIBOR USD 1-Month plus 0.62%)

3.02%	03/25/83	[1]	113,617,029	111,400,070

Navient Student Loan Trust, Series 2014-5, Class A (LIBOR USD 1-Month plus 0.62%)

3.02%	03/25/83	[1]	91,891,579	90,393,939

Navient Student Loan Trust, Series 2014-6, Class A (LIBOR USD 1-Month plus 0.61%)

3.01%	03/25/83	[1]	92,730,194	90,956,821

Navient Student Loan Trust, Series 2014-7, Class A (LIBOR USD 1-Month plus 0.61%)

3.01%	03/25/83	[1]	94,374,205	92,896,201

Navient Student Loan Trust, Series 2015-1, Class A2 (LIBOR USD 1-Month plus 0.60%)

3.00%	04/25/40	[1]	79,631,606	78,871,945

Navient Student Loan Trust, Series 2015-2, Class A3 (LIBOR USD 1-Month plus 0.57%)

2.97%	11/26/40	[1]	99,055,000	97,947,704

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 99

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

Navient Student Loan Trust, Series 2016-1A, Class A (LIBOR USD 1-Month plus 0.70%)

3.10%	02/25/70	[1,2]	$33,428,701	$33,427,411

Navient Student Loan Trust, Series 2016-7A, Class A (LIBOR USD 1-Month plus 1.15%)

3.55%	03/25/66	[1,2]	65,439,830	65,755,486

Navient Student Loan Trust, Series 2018-3A, Class A3 (LIBOR USD 1-Month plus 0.80%)

3.20%	03/25/67	[1,2]	60,000,000	59,522,667

Nelnet Student Loan Trust, Series 2006-1, Class A6 (LIBOR USD 3-Month plus 0.45%)

2.97%	08/23/36	[1,2]	12,500,000	12,177,580

Nelnet Student Loan Trust, Series 2007-2A, Class A3L (LIBOR USD 3-Month plus 0.35%)

2.70%	03/25/26	[1,2]	31,098,297	30,712,546

Nelnet Student Loan Trust, Series 2008-3, Class A4 (LIBOR USD 3-Month plus 1.65%)

4.17%	11/25/24	[1]	1,572,526	1,577,363

Nelnet Student Loan Trust, Series 2012-5A, Class A (LIBOR USD 1-Month plus 0.60%)

3.00%	10/27/36	[1,2]	13,703,907	13,669,600

Nelnet Student Loan Trust, Series 2014-4A, Class A2 (LIBOR USD 1-Month plus 0.95%)

3.35%	11/25/48	[1,2]	21,495,000	21,286,915

Nelnet Student Loan Trust, Series 2014-5A, Class A (LIBOR USD 1-Month plus 0.55%)

2.95%	07/25/46	[1,2]	75,546,558	75,150,853

Nelnet Student Loan Trust, Series 2015-1A, Class A (LIBOR USD 1-Month plus 0.59%)

2.99%	04/25/46	[1,2]	137,193,684	135,739,705

Nelnet Student Loan Trust, Series 2015-2A, Class A2 (LIBOR USD 1-Month plus 0.60%)

3.00%	09/25/47	[1,2]	60,212,757	59,718,504

Nelnet Student Loan Trust, Series 2015-3A, Class A3 (LIBOR USD 1-Month plus 0.90%)

3.30%	06/25/54	[1,2]	13,095,000	12,968,883

Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands) (LIBOR USD 3-Month plus 0.85%)

3.45%	01/15/28	[1,2,3]	1,690,000	1,685,726

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

North Carolina State Education Authority, Series 2011-1, Class A3 (LIBOR USD 3-Month plus 0.90%)
3.67%	10/25/41	[1]	$20,664,348	$20,665,102

Northstar Education Finance, Inc., Series 2007-1, Class A2 (LIBOR USD 3-Month plus 0.75%)
3.33%	01/29/46	[1]	42,704,432	42,230,652

Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)
3.39%	10/20/26	[1,2,3]	17,910,000	17,904,989

Palmer Square Loan Funding Ltd., Series 2019-1, Class A1 (Cayman Islands) (LIBOR USD 3-Month plus 1.05%)
3.75%	04/20/27	[1,2,3]	14,640,000	14,648,901

Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3 (LIBOR USD 3-Month plus 0.95%)
3.27%	10/01/37	[1]	16,955,000	17,015,358

Panthera Aviation,Series 2013-1[4]
10.00%	01/25/22	2,5,6,7,†	13,004,312	3,641,380

Panthera Aviation,Series2013-2[4]
10.00%	03/20/24	2,5,6,7,†	15,944,679	4,943,062

PHEAA Student Loan Trust, Series 2015-1A, Class A (LIBOR USD 1-Month plus 0.60%)
3.00%	10/25/41	[1,2]	152,332,267	150,027,190

Recette CLO Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.92%)
3.51%	10/20/27	[1,2,3]	40,880,000	40,859,601

Riserva CLO Ltd., Series 2016-3A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.14%)
3.54%	10/18/28	[1,2,3]	13,270,000	13,270,657

Scholar Funding Trust, Series 2012-B, Class A2 (LIBOR USD 1-Month plus 1.10%)
3.50%	03/28/46	[1,2]	29,189,644	29,393,955

SLC Student Loan Trust, Series 2004-1, Class B (LIBOR USD 3-Month plus 0.29%)
2.81%	08/15/31	[1]	287,762	263,440

SLC Student Loan Trust, Series 2006-1, Class A6 (LIBOR USD 3-Month plus 0.16%)
2.57%	03/15/55	[1]	9,495,000	8,979,884

SLC Student Loan Trust, Series 2006-2, Class A6 (LIBOR USD 3-Month plus 0.16%)
2.57%	09/15/39	[1]	16,000,000	15,247,631

See accompanying notes to Schedule of Portfolio Investments.
100 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLC Student Loan Trust, Series 2008-1, Class A4A (LIBOR USD 3-Month plus 1.60%)

4.01%	12/15/32	[1]	$16,395,645	$16,805,612

SLM Student Loan Trust, Series 2003-4, Class A5E (LIBOR USD 3-Month plus 0.75%)

3.16%	03/15/33	[1,2]	5,752,791	5,658,338

SLM Student Loan Trust, Series 2004-3A, Class A6A (LIBOR USD 3-Month plus 0.55%)

3.13%	10/25/64	[1,2]	82,990,000	81,792,906

SLM Student Loan Trust, Series 2005-5, Class A5 (LIBOR USD 3-Month plus 0.75%)

3.33%	10/25/40	[1]	7,134,000	7,091,154

SLM Student Loan Trust, Series 2005-8, Class A5 (LIBOR USD 3-Month plus 0.17%)

2.75%	01/25/40	[1]	430,000	413,125

SLM Student Loan Trust, Series 2005-9, Class A7A (LIBOR USD 3-Month plus 0.60%)

3.18%	01/25/41	[1]	70,465,668	69,455,056

SLM Student Loan Trust, Series 2006-2, Class A6 (LIBOR USD 3-Month plus 0.17%)

2.75%	01/25/41	[1]	39,258,093	37,945,226

SLM Student Loan Trust, Series 2006-8, Class A6 (LIBOR USD 3-Month plus 0.16%)

2.74%	01/25/41	[1]	33,055,000	31,441,533

SLM Student Loan Trust, Series 2007-1, Class B (LIBOR USD 3-Month plus 0.22%)

2.80%	01/27/42	[1]	4,822,911	4,502,814

SLM Student Loan Trust, Series 2007-3, Class A4 (LIBOR USD 3-Month plus 0.06%)

2.64%	01/25/22	[1]	2,982,370	2,896,532

SLM Student Loan Trust, Series 2007-6, Class B (LIBOR USD 3-Month plus 0.85%)

3.43%	04/27/43	[1]	4,853,225	4,620,261

SLM Student Loan Trust, Series 2008-1, Class A4 (LIBOR USD 3-Month plus 0.65%)

3.23%	01/25/22	[1]	44,630,259	44,214,020

SLM Student Loan Trust, Series 2008-2, Class A3 (LIBOR USD 3-Month plus 0.75%)

3.33%	04/25/23	[1]	102,686,736	102,081,115

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-2, Class B (LIBOR USD 3-Month plus 1.20%)

3.78%	01/25/83	[1]	$38,874,000	$37,225,070

SLM Student Loan Trust, Series 2008-3, Class A3 (LIBOR USD 3-Month plus 1.00%)

3.58%	10/25/21	[1]	21,299	21,187

SLM Student Loan Trust, Series 2008-3, Class B (LIBOR USD 3-Month plus 1.20%)

3.78%	04/26/83	[1]	2,170,000	2,061,677

SLM Student Loan Trust, Series 2008-4, Class A4 (LIBOR USD 3-Month plus 1.65%)

4.23%	07/25/22	[1]	2,584,928	2,615,645

SLM Student Loan Trust, Series 2008-4, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	04/25/73	[1]	8,759,000	8,883,076

SLM Student Loan Trust, Series 2008-5, Class A4 (LIBOR USD 3-Month plus 1.70%)

4.28%	07/25/23	[1]	40,241,161	40,751,238

SLM Student Loan Trust, Series 2008-5, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/25/73	[1]	37,199,000	37,551,922

SLM Student Loan Trust, Series 2008-6, Class A4 (LIBOR USD 3-Month plus 1.10%)

3.68%	07/25/23	[1]	15,383,959	15,396,792

SLM Student Loan Trust, Series 2008-6, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/26/83	[1]	31,644,000	32,128,631

SLM Student Loan Trust, Series 2008-7, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/26/83	[1]	17,346,000	17,614,081

SLM Student Loan Trust, Series 2008-8, Class A4 (LIBOR USD 3-Month plus 1.50%)

4.08%	04/25/23	[1]	3,581,892	3,618,463

SLM Student Loan Trust, Series 2008-8, Class B (LIBOR USD 3-Month plus 2.25%)

4.83%	10/25/75	[1]	545,000	556,146

SLM Student Loan Trust, Series 2008-9, Class A (LIBOR USD 3-Month plus 1.50%)

4.08%	04/25/23	[1]	81,747,339	82,711,901

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 101

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Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-9, Class B (LIBOR USD 3-Month plus 2.25%)

4.83%	10/25/83	[1]	$45,100,000	$46,153,807

SLM Student Loan Trust, Series 2009-3, Class A (LIBOR USD 1-Month plus 0.75%)

3.15%	01/25/45	[1,2]	189,651,701	187,045,431

SLM Student Loan Trust, Series 2011-1, Class A2 (LIBOR USD 1-Month plus 1.15%)

3.55%	10/25/34	[1]	3,070,000	3,093,147

SLM Student Loan Trust, Series 2012-1, Class A3 (LIBOR USD 1-Month plus 0.95%)

3.38%	09/25/28	[1]	329,842	325,882

SLM Student Loan Trust, Series 2012-2, Class A (LIBOR USD 1-Month plus 0.70%)

3.10%	01/25/29	[1]	14,984,463	14,722,151

SLM Student Loan Trust, Series 2012-7, Class A3 (LIBOR USD 1-Month plus 0.65%)

3.05%	05/26/26	[1]	26,579,983	26,112,972

Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)

1.61%	07/01/42	[1,2]	20,900,000	19,715,681

TCI-Flatiron CLO Ltd., Series 2016-1, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.22%)

3.81%	07/17/28	[1,2,3]	57,520,000	57,560,278

Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands) (LIBOR USD 3-Month plus 1.07%)

3.66%	10/20/28	[1,2,3]	21,540,000	21,543,402

Vermont Student Assistance Corp., Series 2012-1, Class A (LIBOR USD 1-Month plus 0.70%)

3.10%	07/28/34	[1]	3,915,558	3,886,061

Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 0.72%)

3.30%	07/25/26	[1,2,3]	23,506,196	23,486,785

Wachovia Student Loan Trust, Series 2006-1, Class A6 (LIBOR USD 3-Month plus 0.17%)

2.75%	04/25/40	[1,2]	20,000	19,332

Total Asset-Backed Securities

(Cost $3,639,071,440)				3,623,368,689

Issues	Maturity Date		Principal Amount	Value

BANK LOANS — 1.06%*

Automotive — 0.01%

Panther BF Aggregator 2 LP/Panther Finance Co., Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)

5.90%	04/30/26	[1]	$5,500,000	$5,467,357

Communications — 0.24%

CommScope, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	04/04/26	[1]	9,250,000	9,236,125

CSC Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.64%	07/17/25	[1]	3,904,687	3,848,850

4.64%	01/15/26	[1]	25,247,115	24,884,314

Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg) (LIBOR plus 4.50%)

6.18%	01/02/24	[1,3]	2,000,000	2,011,070

Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)

6.63%	01/02/24	[3]	22,379,651	22,528,812

Lamar Media Corp., Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.13%	03/14/25	[1]	2,468,750	2,474,922

Level 3 Financing, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.25%	02/22/24	[1]	11,250,000	11,175,469

SBA Senior Finance II LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.41%	04/11/25	[1]	44,629,200	44,132,031

Sprint Communications, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)

4.94%	02/02/24	[1]	17,476,515	17,243,466
(LIBOR plus 3.00%)

5.44%	02/02/24	[1]	12,785,750	12,689,857

Unitymedia Finance LLC, Term Loan E, 1st Lien (LIBOR plus 2.00%)

4.39%	06/01/23	[1]	33,320,000	33,272,686

				183,497,602

Consumer Discretionary — 0.04%

Reynolds Group Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)

2.75%	02/06/23	[1]	26,453,700	26,295,507

See accompanying notes to Schedule of Portfolio Investments.
102 / June 2019

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Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Electric — 0.01%

Homer City Generation LP, Term Loan B, 1st Lien (LIBOR plus 11.00%)

13.41%	04/05/23	[1,5,6]	$8,021,632	$7,714,123

Energy — 0.04%

Energizer Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.75%	12/17/25	[1]	3,990,000	3,982,539

Vistra Operations Co., LLC, Term Loan B1, 1st Lien (LIBOR plus 2.00%)

4.40%	08/04/23	[1]	12,726,639	12,725,875

Vistra Operations Co., LLC, Term Loan B3, 1st Lien (LIBOR plus 2.00%)

4.33%	12/31/25	[1]	420,088	420,142

4.39%	12/31/25	[1]	5,258,808	5,259,492

4.40%	12/31/25	[1]	7,361,817	7,362,774

				29,750,822

Finance — 0.12%

Avolon TLB Borrower 1 US, LLC, Term Loan B3, 1st Lien (LIBOR plus 1.75%)

4.13%	01/15/25	[1]	11,757,709	11,758,943

Delos Finance SARL, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.08%	10/06/23	[1]	56,470,976	56,467,870

Telenet Financing USD LLC, Term Loan, 1st Lien (LIBOR plus 2.25%)

4.64%	08/17/26	[1]	24,510,000	24,282,425

				92,509,238

Gaming — 0.08%

Caesars Entertainment LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	10/07/24	[1]	12,326,203	12,239,549

Churchill Downs, Inc., Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.41%	12/27/24	[1]	11,812,557	11,812,616

Las Vegas Sands LLC, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.15%	03/27/25	[1]	35,725,057	35,504,990

				59,557,155

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Health Care — 0.15%

Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.65%	05/18/26	[1]	$15,960,000	$15,979,950

Change Healthcare Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.15%	03/01/24	[1]	5,804,534	5,769,735

Kindred at Home, Term Loan, 1st Lien (LIBOR plus 3.75%)

6.19%	07/02/25	[1]	6,611,543	6,626,023

MPH Acquisition Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.08%	06/07/23	[1]	48,947,776	46,928,680

Valeant Pharmaceuticals International Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.16%	11/27/25	[1]	5,365,954	5,340,814

(LIBOR plus 3.00%)

5.41%	06/02/25	[1]	35,669,053	35,695,092

				116,340,294

Industrials — 0.00%

Clean Harbors, Inc., Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.15%	06/30/24	[1]	2,969,697	2,973,409

Information Technology — 0.21%

Dell International LLC, Term Loan A2, 1st Lien (LIBOR plus 1.75%)

4.16%	09/07/21	[1]	34,412,548	34,399,644

First Data Corp., Term Loan, 1st Lien (LIBOR plus 2.00%)

4.40%	07/08/22	[1]	5,289,329	5,289,197

4.40%	04/26/24	[1]	72,048,232	72,048,232

Quintiles IMS, Inc., Term Loan B1, 1st Lien (LIBOR plus 2.00%)

4.33%	03/07/24	[1]	13,182,323	13,183,707

Quintiles IMS, Inc., Term Loan B2, 1st Lien (LIBOR plus 2.00%)

4.33%	01/17/25	[1]	9,045,040	9,047,889

Quintiles IMS, Inc., Term Loan B3, 1st Lien (LIBOR plus 1.75%)

4.15%	06/11/25	[1]	3,217,500	3,204,421

SS&C Technologies, Inc., Term Loan B3, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 103

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Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)

(LIBOR plus 2.25%)

4.65%	04/16/25	[1]	$8,979,815	$8,956,827

SS&C Technologies, Inc., Term Loan B4, 1st Lien (LIBOR plus 2.25%)

4.65%	04/16/25	[1]	6,158,271	6,142,506

SS&C Technologies, Inc., Term Loan B5, 1st Lien (LIBOR plus 2.25%)

4.65%	04/16/25	[1]	4,962,019	4,950,978

				157,223,401

Materials — 0.05%

Berry Global, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)

2.50%	05/15/26	[1]	26,000,000	25,853,750

Berry Global, Inc., Term Loan S, 1st Lien (LIBOR plus 1.75%)

4.16%	02/08/20	[1]	9,771,429	9,770,549

				35,624,299

Real Estate Investment Trust (REIT) — 0.05%

MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	03/21/25	[1]	28,695,678	28,554,496

VICI Properties 1 LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	12/20/24	[1]	9,218,636	9,126,450

				37,680,946

Retail — 0.03%

BC ULC/New Red Finance, Inc., Term Loan B-3, 1st Lien (Canada) (LIBOR plus 2.25%)

7.44%	02/16/24	[1,3]	26,274,713	26,121,532

Services — 0.00%

GFL Environmental, Inc., Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.40%	05/30/25	[1]	1,496,222	1,474,452

Transportation — 0.03%

United Airlines, Inc., Term Loan, 1st Lien (LIBOR plus 1.75%)

4.15%	04/01/24	[1]	18,596,788	18,550,296

Total Bank Loans
(Cost $802,136,833)				800,780,433

Issues	Maturity Date		Principal Amount	Value

CORPORATES — 24.97%*

Automotive — 0.02%

General Motors Co.

6.60%	04/01/36		$12,120,000	$13,473,508

(LIBOR USD 3-Month plus 0.80%)

3.37%	08/07/20	[1]	4,850,000	4,857,044

				18,330,552

Banking — 2.76%

Bank of America Corp.

2.74%	01/23/22	[8]	135,474,000	136,113,907

3.00%	12/20/23	[8]	158,817,000	161,820,768

3.37%	01/23/26	[8]	32,240,000	33,292,557

3.42%	12/20/28	[8]	68,331,000	70,371,623

3.71%	04/24/28	[8]	90,008,000	94,414,432

Bank of America Corp. (GMTN)

3.59%	07/21/28	[8]	23,925,000	24,928,881

Bank of America Corp. (MTN)

3.09%	10/01/25	[8]	84,205,000	86,345,158

3.12%	01/20/23	[8]	11,362,000	11,536,291

3.56%	04/23/27	[8]	14,885,000	15,550,888

3.82%	01/20/28	[8]	13,757,000	14,573,924

3.97%	03/05/29	[8]	7,185,000	7,686,152

3.97%	02/07/30	[8]	3,635,000	3,899,486

4.27%	07/23/29	[8]	7,390,000	8,057,347

Discover Bank

7.00%	04/15/20		9,000,000	9,310,775

Discover Bank (BKNT)

3.10%	06/04/20		5,843,000	5,875,256

3.20%	08/09/21		5,860,000	5,949,637

4.20%	08/08/23		8,795,000	9,339,446

8.70%	11/18/19		3,676,000	3,757,912

JPMorgan Chase & Co.

3.21%	04/01/23	[8]	7,510,000	7,668,538

3.22%	03/01/25	[8]	128,161,000	131,885,487

3.51%	01/23/29	[8]	10,325,000	10,742,958

3.90%	07/15/25		6,184,000	6,612,783

4.01%	04/23/29	[8]	4,575,000	4,918,955

4.02%	12/05/24	[8]	265,620,000	282,459,118

4.20%	07/23/29	[8]	7,175,000	7,851,126

4.25%	10/15/20		9,330,000	9,562,690

4.95%	03/25/20		20,000,000	20,386,871

(LIBOR USD 3-Month plus 0.96%)

3.55%	01/23/20	[1]	15,000,000	15,077,454

Lloyds Bank PLC (United Kingdom)

2.40%	03/17/20	[3]	2,450,000	2,449,493

3.30%	05/07/21	[3]	28,625,000	29,037,944

6.38%	01/21/21	[3]	4,920,000	5,212,516

Lloyds Bank PLC (United Kingdom) (MTN)

5.80%	01/13/20	[2,3]	9,850,000	10,026,582

See accompanying notes to Schedule of Portfolio Investments.
104 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Banking (continued)

Lloyds Banking Group PLC (United Kingdom)

2.91%	11/07/23	[3,8]	$ 80,585,000	$80,444,097

3.90%	03/12/24	[3]	31,265,000	32,577,902

4.05%	08/16/23	[3]	4,605,000	4,810,203

Santander UK Group Holdings PLC (United Kingdom)

2.88%	10/16/20	[3]	46,925,000	47,076,052

2.88%	08/05/21	[3]	59,091,000	59,227,412

3.13%	01/08/21	[3]	26,058,000	26,194,414

3.37%	01/05/24	[3,8]	67,950,000	68,630,078

4.80%	11/15/24	[3,8]	42,100,000	44,756,837

Santander UK PLC (United Kingdom)

3.40%	06/01/21	[3]	34,105,000	34,682,864

Wells Fargo & Co.

3.00%	04/22/26		70,095,000	70,986,398

3.00%	10/23/26		42,281,000	42,757,333

(LIBOR USD 3-Month plus 1.23%)

3.81%	10/31/23	[1]	12,724,000	12,982,523

Wells Fargo & Co. (GMTN)

2.60%	07/22/20		10,326,000	10,360,802

Wells Fargo & Co. (MTN)

2.63%	07/22/22		192,533,000	193,786,582

3.20%	06/17/27	[8]	37,250,000	37,761,703

3.55%	09/29/25		51,363,000	53,613,118

Wells Fargo & Co., Series N (MTN)

2.15%	01/30/20		6,040,000	6,034,847

Wells Fargo Bank N.A. (BKNT) (SOFR Rate plus 0.48%)

2.96%	03/25/20	[1]	16,800,000	16,822,625

				2,090,222,745

Communications — 3.19%

AT&T, Inc.

3.40%	05/15/25		68,981,000	70,935,611

3.80%	02/15/27		23,340,000	24,287,767

3.95%	01/15/25		11,460,000	12,111,353

4.30%	02/15/30		27,050,000	28,986,856

4.35%	06/15/45		30,793,000	30,885,642

4.50%	05/15/35		25,170,000	26,421,402

4.55%	03/09/49		8,845,000	9,061,406

4.75%	05/15/46		16,394,000	17,340,107

4.80%	06/15/44		89,044,000	93,939,960

4.85%	03/01/39		8,472,000	9,095,912

5.15%	11/15/46		14,600,000	16,168,304

5.25%	03/01/37		129,995,000	146,269,425

C&W Senior Financing DAC (Ireland)

6.88%	09/15/27	[2,3]	3,150,000	3,256,627

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)

CBS Corp.

2.90%	06/01/23		$ 9,260,000	$9,348,444

3.70%	06/01/28		46,780,000	47,670,247

CCO Holdings LLC/CCO Holdings Capital Corp.

5.00%	02/01/28	[2]	1,023,000	1,047,296

5.13%	05/01/27	[2]	5,310,000	5,504,359

5.38%	06/01/29	[2]	45,509,000	47,101,815

Charter Communications Operating LLC/Charter Communications Operating Capital

4.50%	02/01/24		672,000	715,834

4.91%	07/23/25		36,522,000	39,731,188

5.75%	04/01/48		14,240,000	15,812,808

6.48%	10/23/45		39,593,000	46,990,952

Clear Channel International BV (Netherlands)

8.75%	12/15/20	[2,3]	36,332,000	37,285,715

Comcast Corp.

2.35%	01/15/27		12,240,000	11,938,492

3.38%	02/15/25		1,800,000	1,885,660

3.60%	03/01/24		570,000	602,102

3.90%	03/01/38		4,760,000	5,003,511

3.95%	10/15/25		30,965,000	33,433,955

4.05%	11/01/52		1,875,000	1,983,489

4.15%	10/15/28		39,548,000	43,548,775

4.25%	10/15/30		92,150,000	102,590,687

4.40%	08/15/35		13,145,000	14,663,042

4.60%	10/15/38		62,225,000	71,370,973

4.65%	07/15/42		4,520,000	5,137,486

Cox Communications, Inc.

3.15%	08/15/24	[2]	14,235,000	14,452,988

CSC Holdings LLC

5.38%	07/15/23	[2]	200,000	206,000

5.38%	02/01/28	[2]	13,486,000	14,042,297

5.50%	05/15/26	[2]	598,000	628,618

6.50%	02/01/29	[2]	9,999,000	10,930,157

6.75%	11/15/21		4,216,000	4,521,660

Deutsche Telekom International Finance BV (Netherlands)

4.38%	06/21/28	[2,3]	4,080,000	4,449,564

Fox Corp.

5.58%	01/25/49	[2]	14,075,000	17,244,605

Intelsat Jackson Holdings SA (Luxembourg)

5.50%	08/01/23	[3]	60,428,000	55,442,690

8.50%	10/15/24	[2,3]	12,588,000	12,469,987

9.75%	07/15/25	[2,3]	21,983,000	22,532,575

Koninklijke KPN NV (Netherlands)

8.38%	10/01/30	[3]	41,548,000	54,828,860

Level 3 Financing, Inc.

5.38%	01/15/24		7,697,000	7,889,425

5.38%	05/01/25		18,262,000	18,901,170

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 105

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)

5.63%	02/01/23		$2,171,000	$2,203,478

Qwest Corp.

7.25%	09/15/25		5,059,000	5,622,456

SES GLOBAL Americas Holdings GP

5.30%	03/25/44	[2]	12,110,000	11,692,060

SES SA (Luxembourg)

3.60%	04/04/23	[2,3]	16,882,000	17,072,086

Sprint Capital Corp.

8.75%	03/15/32		3,205,000	3,709,787

Sprint Communications, Inc.

7.00%	03/01/20	[2]	8,385,000	8,615,587

Sprint Corp.

7.63%	03/01/26		21,619,000	23,099,901

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

3.36%	09/20/21	[2]	75,963,375	75,888,171

4.74%	03/20/25	[2]	53,975,000	56,134,000

5.15%	03/20/28	[2]	218,278,000	225,372,035

TEGNA, Inc.

5.50%	09/15/24	[2]	354,000	364,620

Time Warner Cable LLC

4.50%	09/15/42		23,307,000	21,753,379

5.50%	09/01/41		20,046,000	21,057,152

5.88%	11/15/40		41,652,000	45,475,341

T-Mobile USA, Inc.

4.50%	02/01/26		3,629,000	3,719,725

4.75%	02/01/28		18,200,000	18,725,070

6.00%	03/01/23		48,736,000	49,954,400

6.50%	01/15/24		18,635,000	19,298,872

Verizon Communications, Inc.

4.02%	12/03/29	[2]	32,672,000	35,405,050

4.27%	01/15/36		9,505,000	10,303,868

4.40%	11/01/34		18,355,000	20,379,199

4.81%	03/15/39		12,198,000	14,047,299

5.25%	03/16/37		82,802,000	99,465,654

Viacom, Inc.

3.45%	10/04/26		2,913,000	2,871,040

3.88%	04/01/24		39,132,000	40,788,458

4.25%	09/01/23		23,112,000	24,456,656

Virgin Media Secured Finance PLC (United Kingdom)

5.25%	01/15/26	[2,3]	5,575,000	5,733,665

5.50%	08/15/26	[2,3]	19,102,000	19,818,325

5.50%	05/15/29	[2,3]	36,825,000	37,458,390

Vodafone Group PLC (United Kingdom)

3.75%	01/16/24	[3]	19,950,000	20,881,166

4.13%	05/30/25	[3]	10,000,000	10,670,959

4.88%	06/19/49	[3]	134,940,000	142,359,482

5.25%	05/30/48	[3]	37,810,000	41,802,789

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)

Walt Disney Co. (The)

4.95%	10/15/45	[2]	$1,010,000	$1,265,369

6.15%	03/01/37	[2]	3,431,000	4,663,187

7.75%	01/20/24	[2]	4,872,000	5,939,310

				2,418,735,784

Consumer Discretionary — 0.89%

Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.

4.70%	02/01/36		13,260,000	14,526,827

4.90%	02/01/46		105,130,000	116,655,297

Anheuser-Busch InBev Worldwide, Inc.

4.00%	04/13/28		10,431,000	11,275,422

4.15%	01/23/25		49,682,000	53,863,436

4.60%	04/15/48		36,668,000	39,336,391

5.55%	01/23/49		28,556,000	35,045,334

Bacardi Ltd. (Bermuda)

4.70%	05/15/28	[2,3]	15,236,000	16,313,908

5.15%	05/15/38	[2,3]	12,881,000	13,369,532

5.30%	05/15/48	[2,3]	39,956,000	42,119,188

BAT Capital Corp.

4.39%	08/15/37		7,800,000	7,404,453

4.54%	08/15/47		53,987,000	50,133,624

BAT International Finance PLC (EMTN) (United Kingdom)

1.63%	09/09/19	[3]	22,385,000	22,343,130

Central Garden & Pet Co.

5.13%	02/01/28		12,817,000	12,592,703

6.13%	11/15/23		14,925,000	15,522,000

Constellation Brands, Inc. (LIBOR USD 3-Month plus 0.70%)

3.22%	11/15/21	[1]	72,090,000	72,130,039

First Quality Finance Co., Inc.

4.63%	05/15/21	[2]	3,938,000	3,947,845

KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC

4.75%	06/01/27	[2]	4,999,000	5,136,473

5.00%	06/01/24	[2]	982,000	1,017,597

5.25%	06/01/26	[2]	1,245,000	1,307,238

Reynolds American, Inc.

5.85%	08/15/45		58,435,000	63,029,732

6.88%	05/01/20		5,845,000	6,050,095

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.

5.75%	10/15/20		59,307,454	59,529,857

(LIBOR USD 3-Month plus 3.50%)

6.10%	07/15/21	[1,2]	8,770,000	8,791,925

Spectrum Brands, Inc.

6.13%	12/15/24		1,340,000	1,393,600

				672,835,646

See accompanying notes to Schedule of Portfolio Investments.
106 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Consumer Products — 0.08%

Newell Brands, Inc.

3.85%	04/01/23		$56,752,000	$57,648,568

Electric — 2.23%

Alliant Energy Finance LLC

3.75%	06/15/23	[2]	34,081,000	35,417,833

American Electric Power Co., Inc., Series I

3.65%	12/01/21		14,300,000	14,752,817

American Electric Power Co., Inc., Series J

4.30%	12/01/28		43,405,000	47,611,944

Appalachian Power Co.

4.45%	06/01/45		23,066,000	25,437,623

Appalachian Power Co., Series X

3.30%	06/01/27		13,250,000	13,509,480

Consolidated Edison Co. of New York, Inc.

4.45%	03/15/44		24,565,000	27,270,479

Consolidated Edison Co. of New York, Inc., Series E

4.65%	12/01/48		49,736,000	58,110,194

Dominion Energy, Inc. (LIBOR USD 3-Month plus 0.40%)

2.92%	12/01/20	[1,2]	45,075,000	45,100,918

DTE Energy Co.

2.40%	12/01/19		350,000	349,998

Duke Energy Carolinas LLC

3.75%	06/01/45		32,875,000	33,890,295

4.00%	09/30/42		16,040,000	17,106,050

4.25%	12/15/41		26,358,000	29,018,956

Duke Energy Corp.

3.40%	06/15/29		8,072,000	8,260,497

Duke Energy Indiana LLC, Series WWW

4.90%	07/15/43		6,395,000	7,565,138

Duke Energy Progress LLC

3.70%	10/15/46		12,165,000	12,404,054

4.10%	05/15/42		8,150,000	8,752,989

4.15%	12/01/44		9,960,000	10,821,132

4.20%	08/15/45		22,820,000	24,935,186

Duquesne Light Holdings, Inc.

6.40%	09/15/20	[2]	19,829,000	20,682,083

Entergy Corp.

4.00%	07/15/22		12,632,000	13,121,787

5.13%	09/15/20		9,800,000	10,032,028

Eversource Energy, Series N

3.80%	12/01/23		12,025,000	12,675,276

FirstEnergy Transmission LLC

4.35%	01/15/25	[2]	23,330,000	25,043,414

4.55%	04/01/49	[2]	16,175,000	17,769,645

5.45%	07/15/44	[2]	24,625,000	29,525,368

Florida Power & Light Co.

3.95%	03/01/48		3,710,000	4,066,367

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)

Indiana Michigan Power Co., Series J

3.20%	03/15/23		$30,672,000	$31,496,433

Indiana Michigan Power Co., Series K

4.55%	03/15/46		11,515,000	12,973,680

ITC Holdings Corp.

3.35%	11/15/27		6,225,000	6,422,380

3.65%	06/15/24		5,165,000	5,371,966

Jersey Central Power & Light Co.

4.30%	01/15/26	[2]	4,980,000	5,351,751

4.70%	04/01/24	[2]	37,747,000	41,068,202

6.40%	05/15/36		12,630,000	15,686,970

Kansas City Power & Light Co.

3.15%	03/15/23		8,034,000	8,275,888

3.65%	08/15/25		13,885,000	14,703,882

KCP&L Greater Missouri Operations Co.

8.27%	11/15/21		75,000	84,504

LG&E & KU Energy LLC

4.38%	10/01/21		14,595,000	15,114,983

Metropolitan Edison Co.

3.50%	03/15/23	[2]	10,715,000	11,095,818

4.00%	04/15/25	[2]	35,719,000	37,604,383

4.30%	01/15/29	[2]	21,746,000	23,740,195

MidAmerican Energy Co.

4.25%	05/01/46		30,700,000	34,253,438

4.40%	10/15/44		8,110,000	9,229,975

4.80%	09/15/43		13,715,000	16,219,544

Minejesa Capital BV (Netherlands)

5.63%	08/10/37	[2,3]	4,400,000	4,637,187

Mississippi Power Co. (LIBOR USD 3-Month plus 0.65%)

2.96%	03/27/20	[1]	6,300,000	6,301,681

NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.48%)

3.05%	05/04/21	[1]	268,945,000	268,938,734

(LIBOR USD 3-Month plus 0.55%)

3.07%	08/28/21	[1]	158,500,000	158,518,779

Niagara Mohawk Power Corp.

4.28%	12/15/28	[2]	46,775,000	51,300,949

Oncor Electric Delivery Co. LLC

5.75%	03/15/29		23,645,000	29,268,810
PacifiCorp

3.35%	07/01/25		6,580,000	6,815,030

Pennsylvania Electric Co.

4.15%	04/15/25	[2]	28,335,000	29,805,628

5.20%	04/01/20		25,200,000	25,644,919

Perusahaan Listrik Negara PT, Series REGS (EMTN) (Indonesia)

6.15%	05/21/48	[3]	4,200,000	4,973,719

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 107

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)

PNM Resources, Inc.

3.25%	03/09/21		$34,295,000	$34,580,900

Potomac Electric Power Co.

3.60%	03/15/24		6,783,000	7,128,360

Progress Energy, Inc.

4.88%	12/01/19		4,761,000	4,806,178

Public Service Co. of New Mexico

3.85%	08/01/25		14,390,000	14,917,717

5.35%	10/01/21		5,065,000	5,327,544

Southern Co. Gas Capital Corp.

2.45%	10/01/23		49,306,000	48,952,254

5.88%	03/15/41		12,990,000	15,833,758

Southwestern Electric Power Co.

3.55%	02/15/22		15,882,000	16,266,201

Southwestern Electric Power Co., Series K

2.75%	10/01/26		36,488,000	35,672,402

Tucson Electric Power Co.

4.85%	12/01/48		26,195,000	30,736,327

Virginia Electric & Power Co.

4.60%	12/01/48		27,495,000	31,711,505

WEC Energy Group, Inc.

3.38%	06/15/21		11,130,000	11,352,163

				1,685,416,288

Energy — 2.43%

Anadarko Petroleum Corp.

4.50%	07/15/44		16,496,000	16,921,975

Antero Resources Corp.

5.00%	03/01/25		70,467,000	65,358,143

5.13%	12/01/22		14,299,000	13,798,535

5.63%	06/01/23		23,711,000	22,945,135

Brooklyn Union Gas Co. (The)

3.41%	03/10/26	[2]	12,245,000	12,615,938

Centennial Resource Production LLC

5.38%	01/15/26	[2]	5,352,000	5,111,160

6.88%	04/01/27	[2]	16,556,000	16,804,340

CrownRock LP/CrownRock Finance, Inc.

5.63%	10/15/25	[2]	3,017,000	3,032,085

Ecopetrol SA (Colombia)

5.88%	05/28/45	[3]	3,600,000	3,994,740

Enbridge Energy Partners LP

7.38%	10/15/45		11,200,000	16,479,279

Endeavor Energy Resources LP/EER Finance, Inc.

5.50%	01/30/26	[2]	2,377,000	2,475,051

5.75%	01/30/28	[2]	2,109,000	2,230,267

Energy Transfer Operating LP

4.05%	03/15/25		9,899,000	10,327,926

4.90%	03/15/35		5,160,000	5,232,653

5.15%	03/15/45		63,992,000	65,070,777

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

5.25%	04/15/29		$11,660,000	$13,021,124

5.50%	06/01/27		15,467,000	17,316,788

5.88%	01/15/24		35,523,000	39,597,133

EQM Midstream Partners LP

5.50%	07/15/28		41,270,000	43,506,545

6.50%	07/15/48		4,310,000	4,542,376

EQT Corp.

3.90%	10/01/27		112,954,000	107,342,636

Gulfport Energy Corp.

6.38%	05/15/25		5,618,000	4,375,017

Hess Corp.

4.30%	04/01/27		10,000,000	10,381,749

5.60%	02/15/41		27,446,000	29,566,566

5.80%	04/01/47		25,175,000	27,992,349

HollyFrontier Corp.

5.88%	04/01/26		15,800,000	17,305,859

KazMunayGas National Co. JSC, Series REGS (Kazakhstan)

5.38%	04/24/30	[3]	12,220,000	13,573,747

Kinder Morgan Energy Partners LP

5.00%	08/15/42		5,775,000	6,111,266

5.80%	03/15/35		6,730,000	7,771,977

Kinder Morgan, Inc.

5.30%	12/01/34		7,635,000	8,643,122

6.95%	06/01/28		5,465,000	6,615,000

Matador Resources Co.

5.88%	09/15/26		12,556,000	12,744,340

NGPL Pipe Co. LLC

4.38%	08/15/22	[2]	2,154,000	2,229,390

Noble Energy, Inc.

5.05%	11/15/44		8,018,000	8,537,085

Parsley Energy LLC/Parsley Finance Corp.

5.38%	01/15/25	[2]	3,313,000	3,412,390

5.63%	10/15/27	[2]	8,109,000	8,484,041

Peru LNG SRL, Series REGS (Peru)

5.38%	03/22/30	[3]	9,000,000	9,707,400

Petrobras Global Finance BV (Netherlands)

5.75%	02/01/29	[3]	5,650,000	5,907,019

Petroleos del Peru SA, Series REGS (Peru)

4.75%	06/19/32	[3]	6,600,000	7,231,620

Petroleos Mexicanos (Mexico)

5.35%	02/12/28	[3]	40,396,000	36,756,320

6.50%	03/13/27	[3]	41,545,000	41,067,233

6.50%	01/23/29	[3]	169,916,000	164,818,520

6.63%	06/15/35	[3]	5,842,000	5,425,757

6.75%	09/21/47	[3]	56,815,000	50,559,669

Piedmont Natural Gas Co., Inc.

3.50%	06/01/29		6,836,000	7,091,912

See accompanying notes to Schedule of Portfolio Investments.
108 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

Plains All American Pipeline LP/PAA Finance Corp.

3.85%	10/15/23		$9,138,000	$9,443,611

4.50%	12/15/26		1,220,000	1,299,789

4.65%	10/15/25		68,643,000	73,010,723

Range Resources Corp.

4.88%	05/15/25		25,770,000	22,742,025

5.00%	08/15/22		250,000	239,375

5.00%	03/15/23		1,748,000	1,654,045

Rockies Express Pipeline LLC

4.95%	07/15/29	[2]	70,835,000	73,473,740

5.63%	04/15/20	[2]	36,054,000	36,820,147

6.88%	04/15/40	[2]	41,122,000	46,073,500

Ruby Pipeline LLC

6.00%	04/01/22	[2]	74,672,000	76,465,711

Sabine Pass Liquefaction LLC

4.20%	03/15/28		16,635,000	17,477,147

5.63%	03/01/25		8,892,000	9,975,713

5.75%	05/15/24		14,816,000	16,489,296

Spectra Energy Partners LP

4.60%	06/15/21		6,115,000	6,341,028

4.75%	03/15/24		8,777,000	9,512,745

Sunoco Logistics Partners Operations LP

3.90%	07/15/26		22,829,000	23,369,971

5.40%	10/01/47		32,678,000	34,670,041

Targa Resources Partners LP/Targa Resources Partners

Finance Corp.

6.88%	01/15/29	[2]	9,753,000	10,837,436

TC PipeLines LP

3.90%	05/25/27		68,834,000	69,979,122

4.38%	03/13/25		42,850,000	44,983,859

4.65%	06/15/21		6,108,000	6,311,790

Tennessee Gas Pipeline Co. LLC

8.38%	06/15/32		4,079,000	5,418,462

Transcontinental Gas Pipe Line Co. LLC

4.60%	03/15/48		858,000	911,836

TransMontaigne Partners LP/

TLP Finance Corp.

6.13%	02/15/26		8,365,000	8,093,137

Transocean Guardian Ltd. (Cayman Islands)

5.88%	01/15/24	[2,3]	18,083,520	18,467,795

Transocean Phoenix 2 Ltd.

(Cayman Islands)

7.75%	10/15/24	[2,3]	5,810,250	6,231,493

Transocean Pontus Ltd. (Cayman Islands)

6.13%	08/01/25	[2,3]	23,126,040	23,935,451

Transocean Poseidon Ltd. (Cayman Islands)

6.88%	02/01/27	[2,3]	24,039,000	25,466,316

Transocean Proteus Ltd. (Cayman Islands)

6.25%	12/01/24	[2,3]	15,915,000	16,491,919

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

USA Compression Partners LP/USA Compression Finance

Corp.

6.88%	04/01/26		$2,230,000	$2,369,152

6.88%	09/01/27	[2]	11,920,000	12,576,911

Williams Cos., Inc. (The)

3.35%	08/15/22		7,025,000	7,163,185

3.70%	01/15/23		15,223,000	15,743,474

3.90%	01/15/25		5,542,000	5,760,632

4.50%	11/15/23		19,810,000	21,181,032

4.55%	06/24/24		39,423,000	42,464,999

5.10%	09/15/45		6,555,000	7,099,562

6.30%	04/15/40		32,635,000	39,692,402

7.88%	09/01/21		3,543,000	3,931,635

WPX Energy, Inc.

5.75%	06/01/26		4,687,000	4,886,197

				1,843,090,358

Finance — 3.47%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust

(Ireland)

3.50%	05/26/22	[3]	19,610,000	19,966,367

3.95%	02/01/22	[3]	91,455,000	94,127,933

4.45%	12/16/21	[3]	17,150,000	17,813,641

4.50%	05/15/21	[3]	16,345,000	16,896,644

4.88%	01/16/24	[3]	9,985,000	10,727,634

5.00%	10/01/21	[3]	42,862,000	44,951,523

Air Lease Corp.

2.13%	01/15/20		5,150,000	5,138,322

2.50%	03/01/21		28,960,000	28,936,094

3.00%	09/15/23		10,870,000	10,942,124

3.25%	03/01/25		15,100,000	15,183,722

4.75%	03/01/20		2,310,000	2,343,513

Alta Wind Holdings LLC

7.00%	06/30/35	[2,5,6]	17,621,228	19,780,279

Avolon Holdings Funding Ltd.

(Cayman Islands)

5.13%	10/01/23	[2,3]	35,897,000	38,086,717

5.25%	05/15/24	[2,3]	11,950,000	12,764,094

5.50%	01/15/23	[2,3]	14,689,000	15,696,665

Citigroup, Inc.

3.14%	01/24/23	[8]	26,870,000	27,343,054

3.67%	07/24/28	[8]	102,458,000	106,741,277

3.88%	10/25/23		11,880,000	12,577,695

Daimler Finance North America LLC

1.50%	07/05/19	[2]	11,600,000	11,598,739

1.75%	10/30/19	[2]	18,115,000	18,063,120

2.20%	05/05/20	[2]	5,950,000	5,938,863

2.30%	01/06/20	[2]	11,400,000	11,388,094

Discover Financial Services

3.85%	11/21/22		8,794,000	9,176,684

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 109

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Ford Motor Credit Co. LLC

1.90%	08/12/19		$14,465,000	$14,451,222

2.34%	11/02/20		38,147,000	37,861,485

2.43%	06/12/20		40,044,000	39,898,846

2.46%	03/27/20		8,855,000	8,830,852

2.60%	11/04/19		13,380,000	13,372,206

2.68%	01/09/20		3,820,000	3,815,349

3.10%	05/04/23		10,000,000	9,829,375

3.16%	08/04/20		2,000,000	2,006,777

3.20%	01/15/21		20,460,000	20,589,006

3.22%	01/09/22		60,140,000	60,185,658

3.34%	03/18/21		24,035,000	24,151,750

3.34%	03/28/22		11,257,000	11,305,675

3.81%	10/12/21		22,199,000	22,540,491

4.25%	09/20/22		19,823,000	20,360,685

5.09%	01/07/21		74,500,000	76,792,980

5.60%	01/07/22		51,828,000	54,884,556

5.75%	02/01/21		15,750,000	16,419,187

5.88%	08/02/21		22,933,000	24,189,742

8.13%	01/15/20		4,470,000	4,594,847

(LIBOR USD 3-Month plus 0.88%)
3.48%	10/12/21	[1]	48,530,000	47,783,407

(LIBOR USD 3-Month plus 1.08%)
3.66%	08/03/22	[1]	11,790,000	11,507,290

(LIBOR USD 3-Month plus 1.27%)
3.60%	03/28/22	[1]	34,288,000	33,748,046

GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	251,430,000	250,130,861
3.37%	11/15/25	[3]	7,730,000	7,831,329
4.42%	11/15/35	[3]	349,227,000	346,228,540

General Motors Financial Co., Inc.
2.35%	10/04/19		19,090,000	19,080,814
3.20%	07/13/20		7,905,000	7,934,476
3.55%	04/09/21		49,689,000	50,429,333

Goldman Sachs Group, Inc. (The)
2.91%	06/05/23	[8]	4,605,000	4,659,849
2.91%	07/24/23	[8]	8,399,000	8,488,720
3.27%	09/29/25	[8]	107,952,000	109,983,446
3.69%	06/05/28	[8]	62,510,000	64,663,554
3.81%	04/23/29	[8]	64,940,000	67,928,858
4.22%	05/01/29	[8]	5,635,000	6,043,153
5.25%	07/27/21		38,045,000	40,210,978
5.75%	01/24/22		9,580,000	10,358,158

Goldman Sachs Group, Inc. (The) (GMTN)
5.38%	03/15/20		60,000	61,248

Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		78,406,000	82,265,810

Goldman Sachs Group, Inc., Series D (The) (MTN)
6.00%	06/15/20		9,225,000	9,535,251

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Morgan Stanley

(LIBOR USD 3-Month plus 0.93%)
3.52%	07/22/22	[1]	$139,565,000	$140,484,372

Morgan Stanley (GMTN)
4.00%	07/23/25		16,091,000	17,241,032
5.50%	01/26/20		4,000,000	4,069,546

Nationwide Building Society

(United Kingdom)
3.62%	04/26/23	[2,3,8]	1,135,000	1,156,524
3.77%	03/08/24	[2,3,8]	29,850,000	30,485,956
4.36%	08/01/24	[2,3,8]	62,993,000	65,796,451

Park Aerospace Holdings Ltd.

(Cayman Islands)
3.63%	03/15/21	[2,3]	8,990,000	9,063,044
4.50%	03/15/23	[2,3]	32,829,000	33,919,194
5.25%	08/15/22	[2,3]	16,167,000	17,109,536
5.50%	02/15/24	[2,3]	8,435,000	9,103,305

Pipeline Funding Co. LLC
7.50%	01/15/30	[2]	25,824,547	30,961,762

Raymond James Financial, Inc.
3.63%	09/15/26		3,330,000	3,427,449
4.95%	07/15/46		55,981,000	62,683,185

				2,626,637,964

Food — 0.71%

Campbell Soup Co.
3.30%	03/15/21		12,230,000	12,384,618

(LIBOR USD 3-Month plus 0.50%)
2.91%	03/16/20	[1]	81,235,000	81,305,185

(LIBOR USD 3-Month plus 0.63%)
3.04%	03/15/21	[1]	5,663,000	5,652,382

Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[2]	11,294,000	10,616,360

Conagra Brands, Inc.
3.80%	10/22/21		10,911,000	11,218,688
4.60%	11/01/25		24,443,000	26,629,586

(LIBOR USD 3-Month plus 0.50%)
2.81%	10/09/20	[1]	8,270,000	8,252,816

(LIBOR USD 3-Month plus 0.75%)
3.34%	10/22/20	[1]	30,650,000	30,656,398

General Mills, Inc.
4.00%	04/17/25		5,665,000	6,036,355
4.70%	04/17/48		6,898,000	7,444,037

Kraft Heinz Foods Co.
3.95%	07/15/25		26,373,000	27,471,506
4.38%	06/01/46		91,846,000	87,213,380
4.63%	01/30/29		19,955,000	21,489,656
5.20%	07/15/45		27,147,000	28,504,554
5.38%	02/10/20		3,505,000	3,563,579

See accompanying notes to Schedule of Portfolio Investments.
110 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Food (continued)

6.75%	03/15/32		$3,475,000	$4,239,369

(LIBOR USD 3-Month plus 0.42%)

2.98%	08/09/19	[1]	11,505,000	11,508,883

Kroger Co. (The)

5.40%	01/15/49		73,668,000	81,796,575

Mondelez International Holdings Netherlands BV (Netherlands)

2.00%	10/28/21	[2,3]	31,852,000	31,585,359

Pilgrim’s Pride Corp.

5.88%	09/30/27	[2]	10,006,000	10,406,240

Post Holdings, Inc.

5.00%	08/15/26	[2]	3,904,000	3,982,080

5.50%	12/15/29	[2]	11,504,000	11,575,900

Tyson Foods, Inc.

4.00%	03/01/26		10,690,000	11,393,899

5.10%	09/28/48		2,810,000	3,178,717

				538,106,122

Gaming — 0.06%

Churchill Downs, Inc.

5.50%	04/01/27	[2]	44,918,000	47,051,605

Health Care — 4.16%

AbbVie, Inc.

3.60%	05/14/25		44,612,000	46,129,521

4.40%	11/06/42		63,824,000	62,919,359

4.45%	05/14/46		4,620,000	4,530,293

4.50%	05/14/35		5,845,000	6,039,374

4.88%	11/14/48		49,787,000	52,334,270

Aetna, Inc.

4.13%	11/15/42		6,375,000	6,030,176

Allergan Finance LLC

3.25%	10/01/22		24,252,000	24,577,000

Allergan Funding SCS (Luxembourg)

3.45%	03/15/22	[3]	14,825,000	15,142,040

3.80%	03/15/25	[3]	71,777,000	74,489,654

3.85%	06/15/24	[3]	57,143,000	59,357,012

Allergan Sales LLC

5.00%	12/15/21	[2]	30,490,000	32,010,902
Amgen, Inc.

4.40%	05/01/45		31,552,000	33,570,502

4.56%	06/15/48		6,288,000	6,830,205

4.66%	06/15/51		54,600,000	59,802,012

Anthem, Inc.

3.30%	01/15/23		20,420,000	21,040,094

3.35%	12/01/24		52,275,000	54,115,530

3.50%	08/15/24		32,515,000	33,846,427

3.65%	12/01/27		49,165,000	51,098,094

4.38%	12/01/47		5,479,000	5,859,559

4.65%	01/15/43		10,635,000	11,622,810

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

AstraZeneca PLC (United Kingdom)

3.13%	06/12/27	[3]	$50,214,000	$51,459,081

Bausch Health Americas, Inc.

9.25%	04/01/26	[2]	2,722,000	3,055,445

Bausch Health Cos., Inc. (Canada)

5.75%	08/15/27	[2,3]	2,107,000	2,219,682

Baxalta, Inc.

2.88%	06/23/20		11,638,000	11,675,009

4.00%	06/23/25		4,055,000	4,321,486

Bayer U.S. Finance II LLC

2.13%	07/15/19	[2]	10,504,000	10,501,654

4.25%	12/15/25	[2]	12,551,000	13,290,565

4.38%	12/15/28	[2]	194,915,000	206,044,841

4.40%	07/15/44	[2]	13,814,000	12,876,951

4.63%	06/25/38	[2]	11,620,000	11,884,355

4.88%	06/25/48	[2]	8,625,000	8,972,001

(LIBOR USD 3-Month plus 1.01%)

3.42%	12/15/23	[1,2]	8,130,000	8,008,089

Becton Dickinson and Co.

2.68%	12/15/19		5,114,000	5,134,814

2.89%	06/06/22		7,905,000	8,042,310

3.25%	11/12/20		42,315,000	42,654,239

3.30%	03/01/23		10,000,000	10,153,680

(LIBOR USD 3-Month plus 0.88%)

3.19%	12/29/20	[1]	100,723,000	100,739,561

Boston Scientific Corp.

3.45%	03/01/24		11,950,000	12,481,121

Bristol-Myers Squibb Co.

4.13%	06/15/39	[2]	2,430,000	2,625,352

Catalent Pharma Solutions, Inc.

4.88%	01/15/26	[2]	9,846,000	10,030,613

Celgene Corp.

2.75%	02/15/23		47,200,000	47,651,567

3.45%	11/15/27		28,532,000	29,768,729

3.88%	08/15/25		22,320,000	23,933,552

3.90%	02/20/28		55,516,000	59,540,594

4.63%	05/15/44		12,335,000	14,082,817

5.00%	08/15/45		110,166,000	130,704,468

Centene Corp.

4.75%	05/15/22		5,876,000	6,022,900

5.38%	06/01/26	[2]	2,008,000	2,110,910

5.63%	02/15/21		4,517,000	4,607,340

CHS/Community Health Systems, Inc.

8.00%	03/15/26	[2]	6,710,000	6,491,925

8.63%	01/15/24	[2]	5,038,000	5,082,083

Cigna Corp.

3.75%	07/15/23	[2]	62,070,000	64,645,129

4.38%	10/15/28	[2]	41,165,000	44,449,817

4.80%	08/15/38	[2]	29,813,000	32,189,191

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 111

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

4.90%	12/15/48	[2]	$6,540,000	$7,122,023

(LIBOR USD 3-Month plus 0.35%)

2.76%	03/17/20	[1,2]	25,000,000	25,009,087

(LIBOR USD 3-Month plus 0.65%)

3.06%	09/17/21	[1,2]	75,010,000	75,044,201

(LIBOR USD 3-Month plus 0.89%)

3.49%	07/15/23	[1,2]	62,890,000	62,879,418

Cigna Holding Co.

3.05%	10/15/27		66,451,000	65,757,052

CVS Health Corp.

2.13%	06/01/21		2,865,000	2,846,941

3.70%	03/09/23		28,695,000	29,694,810

3.88%	07/20/25		27,753,000	29,006,778

4.00%	12/05/23		42,053,000	44,207,459

4.13%	05/15/21		14,780,000	15,194,169

4.78%	03/25/38		39,706,000	41,486,215

4.88%	07/20/35		32,450,000	34,089,942

5.05%	03/25/48		180,314,000	192,351,727

Elanco Animal Health, Inc.

3.91%	08/27/21	[2]	19,750,000	20,185,149

4.27%	08/28/23	[2]	6,000,000	6,301,478

4.90%	08/28/28	[2]	11,850,000	13,245,367

Fresenius Medical Care U.S. Finance II, Inc.

4.13%	10/15/20	[2]	3,850,000	3,917,186

5.63%	07/31/19	[2]	143,484,000	143,755,008

Gilead Sciences, Inc.

4.15%	03/01/47		5,183,000	5,427,931

4.50%	02/01/45		10,005,000	11,013,574

HCA, Inc.

4.13%	06/15/29		29,930,000	30,940,137

4.25%	10/15/19		9,790,000	9,830,003

5.00%	03/15/24		36,635,000	39,953,611

5.25%	04/15/25		16,141,000	17,906,044

5.25%	06/15/26		2,652,000	2,933,775

5.25%	06/15/49		81,890,000	85,466,086

5.63%	09/01/28		28,609,000	30,951,362

5.88%	02/01/29		8,742,000	9,594,345

6.50%	02/15/20		42,247,000	43,340,521

Molina Healthcare, Inc.

4.88%	06/15/25	[2]	10,223,000	10,414,681

5.38%	11/15/22		17,908,000	18,758,630

Providence St. Joseph Health Obligated Group, Series H

2.75%	10/01/26		6,845,000	6,827,191

Shire Acquisitions Investments Ireland DAC (Ireland)

2.40%	09/23/21	[3]	98,932,000	98,844,566

3.20%	09/23/26	[3]	6,915,000	6,977,099

Teleflex, Inc.

4.63%	11/15/27		4,186,000	4,306,347

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Tenet Healthcare Corp.

4.38%	10/01/21		$5,894,000	$5,997,145

4.50%	04/01/21		45,133,000	46,035,660

4.75%	06/01/20		5,798,000	5,848,733

6.00%	10/01/20		66,130,000	68,279,225

Teva Pharmaceutical Finance IV LLC

2.25%	03/18/20		13,705,000	13,533,687

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)

1.70%	07/19/19	[3]	16,750,000	16,739,008

UnitedHealth Group, Inc.

3.95%	10/15/42		4,762,000	4,903,956

4.25%	03/15/43		9,820,000	10,767,794

4.75%	07/15/45		35,948,000	42,746,213

WellCare Health Plans, Inc.

5.25%	04/01/25		5,825,000	6,094,406

5.38%	08/15/26	[2]	282,000	300,330

Zimmer Biomet Holdings, Inc.

2.70%	04/01/20		250,000	250,376

(LIBOR USD 3-Month plus 0.75%)

3.17%	03/19/21	[1]	16,850,000	16,837,646

				3,152,710,797

Industrials — 1.32%

Amcor Finance USA, Inc.

3.63%	04/28/26	[2]	11,781,000	12,010,588

4.50%	05/15/28	[2]	4,210,000	4,496,855

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)

4.25%	09/15/22	[2,3]	5,000,000	5,043,750

6.00%	02/15/25	[2,3]	3,090,000	3,209,737

Ball Corp.

4.00%	11/15/23		9,502,000	9,870,203

Bemis Co., Inc.

6.80%	08/01/19	[2]	7,415,000	7,420,183

Berry Global Escrow Corp.

4.88%	07/15/26	[2]	4,900,000	5,016,375

Clean Harbors, Inc.

5.13%	06/01/21		24,390,000	24,462,926

Crown Americas LLC/Crown Americas Capital Corp. V

4.25%	09/30/26		1,847,000	1,890,866

General Electric Co.

2.70%	10/09/22		27,420,000	27,415,594

4.13%	10/09/42		8,300,000	7,660,678

General Electric Co. (GMTN)

2.20%	01/09/20		73,419,000	73,230,921

4.63%	01/07/21		90,088,000	92,693,142

5.50%	01/08/20		34,772,000	35,257,082

See accompanying notes to Schedule of Portfolio Investments.
112 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials (continued)

General Electric Co. (MTN)

4.38%	09/16/20		$5,815,000	$5,946,998

4.65%	10/17/21		86,362,000	90,030,615

5.55%	05/04/20		38,121,000	39,094,953

5.55%	01/05/26		12,235,000	13,573,748

5.88%	01/14/38		94,253,000	107,253,156

(LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[1]	11,550,000	8,637,933

General Electric Co., Series A (MTN)

6.75%	03/15/32		55,963,000	69,003,242

General Electric Co., Series NOTZ (MTN) (LIBOR USD 3-Month plus 0.80%)

3.40%	04/15/20	[1]	5,250,000	5,247,375

Graphic Packaging International LLC

4.13%	08/15/24		1,325,000	1,351,500

4.75%	07/15/27	[2]	7,623,000	7,851,690

4.88%	11/15/22		5,635,000	5,867,444

L3 Technologies, Inc.

3.85%	06/15/23		69,120,000	72,292,421

3.95%	05/28/24		27,290,000	28,565,794

4.40%	06/15/28		51,220,000	56,085,296

Northrop Grumman Corp.

3.20%	02/01/27		11,080,000	11,378,992

3.25%	01/15/28		35,945,000	36,931,476

OI European Group BV (Netherlands)

4.00%	03/15/23	[2,3]	3,364,000	3,389,230

Sealed Air Corp.

4.88%	12/01/22	[2]	6,050,000	6,367,625

5.13%	12/01/24	[2]	3,255,000	3,434,025

5.25%	04/01/23	[2]	4,088,000	4,312,840

5.50%	09/15/25	[2]	14,156,000	15,111,530

Silgan Holdings, Inc.

4.75%	03/15/25		3,558,000	3,602,475

United Technologies Corp.

4.13%	11/16/28		3,935,000	4,326,643

4.50%	06/01/42		3,407,000	3,861,357

8.75%	03/01/21		7,320,000	8,048,922

(LIBOR USD 3-Month plus 0.65%)

3.17%	08/16/21	[1]	32,520,000	32,540,971

WRKCo, Inc.

4.65%	03/15/26		19,185,000	20,884,624

4.90%	03/15/29		24,615,000	27,009,542

				1,001,681,317

Information Technology — 0.18%

Broadcom Corp./Broadcom Cayman Finance Ltd.

2.38%	01/15/20		7,584,000	7,566,155

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Information Technology (continued)

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.

5.75%	03/01/25	[2]	$40,177,000	$40,880,097

IQVIA, Inc.

5.00%	10/15/26	[2]	5,326,000	5,532,383

5.00%	05/15/27	[2]	16,032,000	16,533,000

NXP BV/NXP Funding LLC (Netherlands)

3.88%	09/01/22	[2,3]	4,600,000	4,738,513

4.13%	06/01/21	[2,3]	14,665,000	15,040,424

SS&C Technologies, Inc.

5.50%	09/30/27	[2]	41,098,000	42,716,234

				133,006,806

Insurance — 0.43%

Allstate Corp. (The) (LIBOR USD 3-Month plus 0.43%)

2.76%	03/29/21	[1]	8,740,000	8,758,425

Berkshire Hathaway Finance Corp.

4.20%	08/15/48		47,731,000	53,181,212

4.25%	01/15/49		11,385,000	12,833,848

4.30%	05/15/43		5,855,000	6,524,050

4.40%	05/15/42		4,637,000	5,277,098

Farmers Exchange Capital

7.05%	07/15/28	[2]	13,283,000	15,957,157

7.20%	07/15/48	[2]	18,265,000	22,962,422

Farmers Exchange Capital II

6.15%	11/01/53	[2,8]	61,460,000	71,063,125

Farmers Exchange Capital III

5.45%	10/15/54	[2,8]	68,575,000	74,575,313

Farmers Insurance Exchange

4.75%	11/01/57	[2,8]	17,070,000	16,453,143

Nationwide Mutual Insurance Co.

4.70%	12/15/24	[2,8]	18,189,000	18,120,791

Teachers Insurance & Annuity Association of America

4.38%	09/15/54	[2,8]	19,825,000	20,681,827

				326,388,411

Materials — 0.19%

Axalta Coating Systems LLC

4.88%	08/15/24	[2]	8,245,000	8,523,269

Indonesia Asahan Aluminum Persero PT (Indonesia)

6.53%	11/15/28	[2,3]	4,000,000	4,727,200

International Flavors & Fragrances, Inc.

5.00%	09/26/48		107,124,000	118,813,746

SASOL Financing USA LLC

5.88%	03/27/24		8,420,000	9,130,267

				141,194,482

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 113

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) — 1.55%

Alexandria Real Estate Equities, Inc.

3.80%	04/15/26		$15,104,900	$15,876,677

American Campus Communities Operating Partnership LP

3.35%	10/01/20		14,995,000	15,133,599

3.63%	11/15/27		7,095,000	7,245,836

3.75%	04/15/23		45,679,000	47,306,862

4.13%	07/01/24		4,095,000	4,308,960

AvalonBay Communities, Inc. (GMTN)

3.95%	01/15/21		6,025,000	6,156,731

AvalonBay Communities, Inc. (MTN) (LIBOR USD 3-Month plus 0.43%)

3.03%	01/15/21	[1]	60,530,000	60,556,025

Boston Properties LP

2.75%	10/01/26		58,327,000	57,468,745

3.20%	01/15/25		72,105,000	73,717,232

4.50%	12/01/28		5,260,000	5,864,679

Digital Realty Trust LP

3.63%	10/01/22		5,490,000	5,651,721

GLP Capital LP/GLP Financing II, Inc.

4.38%	04/15/21		13,411,000	13,677,477

4.88%	11/01/20		19,699,000	20,057,294

5.25%	06/01/25		58,420,000	62,655,450

5.30%	01/15/29		25,900,000	28,059,609

5.38%	11/01/23		16,575,000	17,914,789

5.38%	04/15/26		63,032,000	68,323,536

5.75%	06/01/28		34,128,000	37,736,012

HCP, Inc.

3.15%	08/01/22		10,530,000	10,718,892

3.25%	07/15/26		14,500,000	14,615,478

3.50%	07/15/29		12,838,000	12,897,421

3.88%	08/15/24		24,274,000	25,460,817

4.00%	12/01/22		55,563,000	58,286,896

4.20%	03/01/24		20,709,000	21,961,439

4.25%	11/15/23		77,695,000	82,422,313

Healthcare Realty Trust, Inc.

3.75%	04/15/23		20,945,000	21,433,115

3.88%	05/01/25		12,249,000	12,518,554

Healthcare Trust of America Holdings LP

3.75%	07/01/27		18,945,000	19,543,468

Host Hotels & Resorts LP

5.25%	03/15/22		20,960,000	22,135,177

Hudson Pacific Properties LP

3.95%	11/01/27		2,000,000	2,044,863

4.65%	04/01/29		9,585,000	10,302,050

Kilroy Realty LP

3.45%	12/15/24		28,590,000	29,448,129

Kimco Realty Corp.

3.40%	11/01/22		5,185,000	5,335,841

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

Liberty Property LP

3.38%	06/15/23		$9,128,000	$9,369,609

Life Storage LP

3.88%	12/15/27		6,960,000	7,106,003

MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.

4.50%	01/15/28		1,292,000	1,288,770

Mid-America Apartments LP

4.30%	10/15/23		9,636,000	10,251,454

Reckson Operating Partnership LP

7.75%	03/15/20		26,913,000	27,862,760

SBA Communications Corp.

4.88%	09/01/24		2,494,000	2,571,937

SL Green Operating Partnership LP

3.25%	10/15/22		44,126,000	44,757,244

(LIBOR USD 3-Month plus 0.98%)

3.50%	08/16/21	[1]	21,635,000	21,643,200

SL Green Realty Corp.

4.50%	12/01/22		14,495,000	15,222,909

UDR, Inc.

3.70%	10/01/20		7,263,000	7,364,604

Ventas Realty LP

2.65%	01/15/25		2,650,000	2,643,007

3.25%	10/15/26		10,135,000	10,190,393

3.50%	02/01/25		22,540,000	23,351,768

3.75%	05/01/24		14,555,000	15,134,122

4.13%	01/15/26		20,800,000	22,026,299

Ventas Realty LP/Ventas Capital Corp.

3.25%	08/15/22		7,357,000	7,535,230

WEA Finance LLC

3.15%	04/05/22	[2]	6,330,000	6,437,212

Welltower, Inc.

4.00%	06/01/25		27,119,000	28,595,321

4.95%	09/01/48		12,285,000	13,688,173

				1,173,875,702

Retail — 0.30%

Alimentation Couche-Tard, Inc. (Canada)

2.70%	07/26/22	[2,3]	3,803,000	3,811,906

3.55%	07/26/27	[2,3]	9,320,000	9,500,704

Cumberland Farms, Inc.

6.75%	05/01/25	[2]	3,771,000	4,036,800

Dollar Tree, Inc. (LIBOR USD 3-Month plus 0.70%)

3.29%	04/17/20	[1]	40,895,000	40,899,942

eG Global Finance PLC (United Kingdom)

6.75%	02/07/25	[2,3]	37,764,000	37,563,851

Family Dollar Stores, Inc.

5.00%	02/01/21		17,730,000	18,346,066

See accompanying notes to Schedule of Portfolio Investments.
114 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Retail (continued)

Rite Aid Corp.

6.13%	04/01/232		$64,122,000	$54,343,395

Walgreens Boots Alliance, Inc.

3.45%	06/01/26		38,545,000	38,944,651

3.80%	11/18/24		10,315,000	10,732,381

4.80%	11/18/44		13,049,000	13,161,613

				231,341,309

Services — 0.31%

DP World Crescent Ltd. (Cayman Islands)

4.85%	09/26/28	[2,3]	6,600,000	7,057,875

Gartner, Inc.

5.13%	04/01/25	[2]	1,488,000	1,533,384

GFL Environmental, Inc. (Canada)

8.50%	05/01/27	[2,3]	8,010,000	8,640,787

IHS Markit Ltd. (Bermuda)

4.00%	03/01/26	[2,3]	29,548,000	30,567,406

4.13%	08/01/23	[3]	38,500,000	40,072,725

4.75%	02/15/25	[2,3]	34,276,000	36,850,128

4.75%	08/01/28	[3]	7,632,000	8,346,889

5.00%	11/01/22	[2,3]	59,254,000	63,075,883

Matthews International Corp.

5.25%	12/01/25	[2]	15,554,000	15,340,133

Northwestern University

3.69%	12/01/38		18,720,000	19,554,561

Service Corp. International/U.S.

4.63%	12/15/27		1,922,000	1,970,050

				233,009,821

Transportation — 0.53%

America West Airlines Pass-Through Trust, Series 2001-1, Class G

7.10%	04/02/21		4,931,850	5,105,451

American Airlines Pass-Through Trust, Series 2011-1, Class A

5.25%	01/31/21		1,951,920	2,019,651

American Airlines Pass-Through Trust, Series 2013-1, Class A

4.00%	07/15/25		14,318,685	14,965,589

American Airlines Pass-Through Trust, Series 2013-2, Class A

4.95%	01/15/23		52,542,882	55,004,700

American Airlines Pass-Through Trust, Series 2017-2, Class AA

3.35%	10/15/29		18,865,532	19,125,876

Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2

6.24%	03/15/20		5,711	5,767

Continental Airlines Pass-Through Trust, Series 1999-2, Class A

7.26%	03/15/20		478,085	483,153

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Transportation (continued)

Continental Airlines Pass-Through Trust, Series 2000-1, Class A1

8.05%	11/01/20		$4,119	$4,189

Continental Airlines Pass-Through Trust, Series 2000-2, Class A1

7.71%	04/02/21		1,014,248	1,057,336

Continental Airlines Pass-Through Trust, Series 2007-1, Class A

5.98%	04/19/22		60,514,509	64,251,280

Continental Airlines Pass-Through Trust, Series 2007-1, Class B

6.90%	04/19/22		427,471	445,660

Continental Airlines Pass-Through Trust, Series 2009-2, Class A

7.25%	11/10/19		26,869,496	27,205,365

Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1

6.72%	01/02/23		32,770,488	35,184,625

Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1

7.04%	04/01/22		3,027,925	3,210,206

SMBC Aviation Capital Finance DAC (Ireland)

3.00%	07/15/22	[2,3]	20,315,000	20,578,201

U.S. Airways Pass-Through Trust, Series 2001-1, Class G

7.08%	03/20/21		457,092	479,897

U.S. Airways Pass-Through Trust, Series 2010-1, Class A

6.25%	04/22/23		16,398,816	17,911,771

U.S. Airways Pass-Through Trust, Series 2011-1, Class A

7.13%	10/22/23		3,067,346	3,460,923

U.S. Airways Pass-Through Trust, Series 2012-1, Class A

5.90%	10/01/24		38,660,376	42,722,422

U.S. Airways Pass-Through Trust, Series 2012-2, Class A

4.63%	06/03/25		9,330	10,047

Union Pacific Corp.

3.95%	09/10/28		30,995,000	33,840,029

United Airlines Pass-Through Trust, Series 2013-1, Class A

4.30%	08/15/25		14,649,378	15,610,489

United Airlines Pass-Through Trust, Series 2018-1, Class AA

3.50%	03/01/30		34,317,021	35,253,875

				397,936,502

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 115

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Water — 0.16%

American Water Capital Corp.
3.45%	06/01/29		$108,253,000	$112,663,714
4.15%	06/01/49		8,765,000	9,465,836

				122,129,550

Total Corporates (Cost $18,156,928,772)				18,911,350,329

FOREIGN GOVERNMENT OBLIGATIONS — 0.13%

Foreign Government Obligations — 0.13%

Bahrain Government International Bond, Series REGS (Bahrain)

7.00%	10/12/28	[3]	4,700,000	5,078,937

Brazilian Government International Bond (Brazil)

4.63%	01/13/28	[3]	5,700,000	5,986,710

Colombia Government International Bond (Colombia)

3.88%	04/25/27	[3]	4,700,000	4,910,325

Dominican Republic International Bond, Series REGS (Dominican Republic)

6.60%	01/28/24	[3]	8,420,000	9,370,618

Egypt Government International Bond (Egypt)

5.58%	02/21/23	[2,3]	4,700,000	4,788,125

Mexico Government International Bond (Mexico)

3.75%	01/11/28	[3]	7,500,000	7,653,750

Oman Government International Bond (Oman)

5.63%	01/17/28	[2,3]	9,400,000	8,941,750

Perusahaan Penerbit SBSN Indonesia III, Series REGS (Indonesia)

4.15%	03/29/27	[3]	5,100,000	5,349,747

Qatar Government International Bond (Qatar)

4.50%	04/23/28	[3]	8,430,000	9,445,132

Russian Foreign Bond - Eurobond, Series REGS (Russia)

4.75%	05/27/26	[3]	9,400,000	10,027,156

Saudi Government International Bond, Series REGS (EMTN) (Saudi Arabia)

4.50%	10/26/46	[3]	3,800,000	3,871,934

Saudi Government International Bond (Saudi Arabia)

4.00%	04/17/25	[2,3]	8,420,000	8,975,720

South Africa Government International Bond (South Africa)

4.67%	01/17/24	[3]	7,500,000	7,867,500

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Foreign Government Obligations (continued)

Uruguay Government International Bond (Uruguay)

4.38%	10/27/27	[3]	$6,570,000	$7,116,197

Total Foreign Government Obligations (Cost $93,778,793)				99,383,601

MORTGAGE-BACKED — 37.46%**

Non-Agency Commercial
Mortgage-Backed — 1.58%

Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A

4.23%	08/10/38	[2,8]	122,855,000	136,054,793

Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A

4.42%	07/11/33	[2]	7,740,000	7,999,277

Bayview Commercial Asset Trust, Series 2004-1, Class A

(LIBOR USD 1-Month plus 0.54%)

2.94%	04/25/34	[1,2]	27,126	26,912

Bayview Commercial Asset Trust, Series 2004-2, Class A

(LIBOR USD 1-Month plus 0.43%)

2.83%	08/25/34	[1,2]	244,469	240,428

BB-UBS Trust, Series 2012-SHOW, Class A

3.43%	11/05/36	[2]	8,640,000	9,019,858

CALI Mortgage Trust, Series 2019-101C,

Class A

3.96%	03/10/39	[2]	80,200,000	88,306,849

CALI Mortgage Trust, Series 2019-101C, Class XA (IO)

0.44%	03/10/39	[2,8]	272,551,000	7,354,298

Capmark Mortgage Securities, Inc., Series 1998-C2, Class X (IO)

1.31%	05/15/35	[8]	2,804,909	24,196

CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A

3.37%	03/13/35	[2]	42,582,744	44,485,875

Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A

3.25%	05/10/35	[2]	5,000	5,159

Commercial Mortgage Trust, Series 2013-300P, Class A1

4.35%	08/10/30	[2]	14,635,000	15,680,445

Commercial Mortgage Trust, Series 2013-CR12, Class A4

4.05%	10/10/46		440,000	468,403

Commercial Mortgage Trust, Series 2013-SFS, Class A2

3.09%	04/12/35	[2,8]	7,205,000	7,387,238

Commercial Mortgage Trust, Series 2014-277P, Class A

See accompanying notes to Schedule of Portfolio Investments.
116 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

3.73%	08/10/49	[2,8]	$15,960,000	$16,952,639

Commercial Mortgage Trust, Series 2015-3BP, Class A

3.18%	02/10/35	[2]	16,440,000	17,105,626

Commercial Mortgage Trust, Series 2016-787S, Class A

3.55%	02/10/36	[2]	74,550,000	78,667,516

Core Industrial Trust, Series 2015-CALW, Class A

3.04%	02/10/34	[2]	45,744,931	47,154,104

Core Industrial Trust, Series 2015-TEXW, Class A

3.08%	02/10/34	[2]	3,051,927	3,127,669

DBUBS Mortgage Trust, Series 2011-LC1A, Class A2

4.53%	11/10/46	[2]	192,158	192,049

Eleven Madison Mortgage Trust, Series 2015-11MD, Class A

3.67%	09/10/35	[2,8]	1,362,500	1,445,646

GE Business Loan Trust, Series 2007-1A, Class A

(LIBOR USD 1-Month plus 0.17%)

2.56%	04/15/35	[1,2]	6,664,486	6,542,895

GRACE Mortgage Trust, Series 2014-GRCE, Class A

3.37%	06/10/28	[2]	73,520,000	75,275,011

GS Mortgage Securities Corp. II, Series 2013-KING, Class A

2.71%	12/10/27	[2]	7,127,299	7,123,878

GS Mortgage Securities Trust, Series 2010-C2, Class A1

3.85%	12/10/43	[2]	2,114,430	2,132,132

GS Mortgage Securities Trust, Series 2011-GC5, Class A4

3.71%	08/10/44		67,335,000	68,820,265

GS Mortgage Securities Trust, Series 2012-ALOH, Class A

3.55%	04/10/34	[2]	59,497,000	61,386,339

Hudson Yards Mortgage Trust, Series 2019-30HY, Class A

3.23%	07/10/39	[2]	84,860,000	87,366,022

Irvine Core Office Trust, Series 2013-IRV, Class A1

2.07%	05/15/48	[2]	5,834,230	5,827,876

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3

4.17%	08/15/46		29,367,185	30,340,547

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A

3.09%	07/05/32	[2]	41,066,770	42,042,409

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3

5.62%	03/25/37	[2,8]	$1,787,914	$ 1,788,748

Morgan Stanley Capital I Trust, Series 2014-CPT, Class A

3.35%	07/13/29	[2]	975,000	999,053

Morgan Stanley Capital I Trust, Series 2014-MP, Class A

3.47%	08/11/33	[2]	94,742,500	97,140,272

Queens Center Mortgage Trust, Series 2013-QCA, Class A

3.28%	01/11/37	[2]	15,810,000	16,283,260

RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A

3.96%	01/15/32	[2,8]	103,085,000	109,180,931

SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1

3.87%	01/05/43	[2,8]	20,040,000	20,890,231

VNDO Mortgage Trust, Series 2012-6AVE, Class A

3.00%	11/15/30	[2]	29,803,200	30,537,873

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2

4.39%	11/15/43	[2]	900,000	915,040

WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3

3.00%	08/15/45		47,205,000	48,164,574

				1,194,456,336

Non-Agency Mortgage-Backed — 6.46%

Aames Mortgage Trust, Series 2002-1, Class A3 (STEP-reset date 08/25/19)

7.40%	06/25/32		44,545	44,879

Accredited Mortgage Loan Trust, Series 2007-1, Class A4

(LIBOR USD 1-Month plus 0.22%)

2.62%	02/25/37	[1]	46,525,000	45,973,581

ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1

(LIBOR USD 1-Month plus 0.64%)

3.04%	05/25/34	[1]	4,073	3,934

ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A2C

(LIBOR USD 1-Month plus 0.15%)

2.55%	06/25/36	[1]	3,439,462	2,811,595

ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A1

(LIBOR USD 1-Month plus 0.19%)

2.59%	06/25/37	[1]	45,539,136	37,673,530

Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 117

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.54%)

2.94%	01/25/36	[1]	$316,363	$300,163

Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21

(LIBOR USD 1-Month plus 0.23%)

2.63%	09/25/35	[1]	298,648	299,411

Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32

(LIBOR USD 1-Month plus 0.20%)

2.60%	08/25/36	[1]	9,395,205	9,338,201

American Home Mortgage Assets Trust, Series 2006-3, Class 2A12

(Federal Reserve US 12-Month Cumulative Average plus 1.15%)

3.65%	10/25/46	[1]	48,878,550	44,475,204

American Home Mortgage Assets Trust, Series 2007-2, Class A1

(LIBOR USD 1-Month plus 0.13%)

2.53%	03/25/47	[1]	15,505,769	14,341,575

American Home Mortgage Investment Trust, Series 2004-3, Class 2A

(LIBOR USD 6-Month plus 1.50%)

4.11%	10/25/34	[1]	6,438,492	6,431,970

Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1

(LIBOR USD 1-Month plus 0.39%)

2.79%	03/25/36	[1]	18,090,527	18,070,282

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R10, Class A1

(LIBOR USD 1-Month plus 0.66%)

3.06%	11/25/34	[1]	26,024,651	25,710,625

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class M1

(LIBOR USD 1-Month plus 0.45%)

2.85%	01/25/36	[1]	14,530,803	14,613,017

Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 08/25/19)

7.12%	10/25/27		47,163	48,006

Argent Securities, Inc., Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1

(LIBOR USD 1-Month plus 0.44%)

2.84%	11/25/35	[1]	19,840,000	19,729,364

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2

(LIBOR USD 1-Month plus 0.90%)

3.30%	05/25/34	[1]	12,432,875	12,531,098

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1

(LIBOR USD 1-Month plus 0.26%)

2.66%	10/25/35	[1]	$9,862,433	$9,875,021

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A1

(LIBOR USD 1-Month plus 0.26%)

2.66%	11/25/35	[1]	30,311,138	29,908,597

Asset-Backed Funding Certificates, Series 2005-HE1, Class M1

(LIBOR USD 1-Month plus 0.63%)

3.03%	03/25/35	[1]	7,871,433	7,899,640

Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B

(LIBOR USD 1-Month plus 0.16%)

2.56%	11/25/36	[1]	22,669,890	13,108,526

Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B

(LIBOR USD 1-Month plus 1.00%)

3.40%	06/25/37	[1]	23,337,947	20,365,056

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A1

(LIBOR USD 1-Month plus 0.13%)

2.53%	07/25/36	[1]	15,651,464	15,496,358

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE6, Class A5

(LIBOR USD 1-Month plus 0.23%)

2.63%	11/25/36	[1]	18,411,000	16,887,368

Banc of America Funding Trust, Series 2003-2, Class 1A1

6.50%	06/25/32		19,543	20,763

Banc of America Funding Trust, Series 2006-D, Class 3A1

4.28%	05/20/36	[8]	5,808,178	5,716,617

Banc of America Funding Trust, Series 2006-E, Class 2A1

4.67%	06/20/36	[8]	83,834	83,211

Banc of America Funding Trust, Series 2006-G, Class 2A1

(LIBOR USD 1-Month plus 0.44%)

2.82%	07/20/36	[1]	5,224,882	5,243,907

Banc of America Funding Trust, Series 2006-H, Class 3A1

4.27%	09/20/46	[8]	1,487,544	1,398,762

Banc of America Funding Trust, Series 2014-R8, Class A1

(LIBOR USD 1-Month plus 0.24%)

2.64%	06/26/36	[1,2]	5,633,337	5,627,126

Banc of America Funding Trust, Series 2015-R2, Class 1A1

See accompanying notes to Schedule of Portfolio Investments.
118 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.14%)

2.54%	08/27/36	[1,2]	$27,702,519	$27,427,790

Banc of America Funding Trust,
Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)

2.66%	04/29/37	[1,2]	10,723,966	10,671,414

Banc of America Funding Trust,
Series 2015-R2, Class 7A1
(LIBOR USD 1-Month plus 0.28%)

2.68%	09/29/36	[1,2]	7,982,986	7,992,983

Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)

2.62%	03/27/36	[1,2]	5,312,225	5,304,238

Banc of America Funding Trust,
Series 2015-R5, Class 1A1
(LIBOR USD 1-Month plus 0.13%)

2.53%	10/26/36	[1,2]	31,665,602	31,422,131

Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)

2.53%	10/26/36	[1,2]	42,536,000	41,431,272

Banc of America Funding Trust,
Series 2016-R1, Class A1

2.50%	03/25/40	[2,8]	29,934,624	29,837,905

Banc of America Mortgage Trust,
Series 2004-F, Class 1A1

4.69%	07/25/34	[8]	46,915	49,015

Banc of America Mortgage Trust,
Series 2005-C, Class 2A2

4.64%	04/25/35	[8]	430,966	440,811

Banc of America Mortgage Trust,
Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)

6.00%	07/25/46	[1]	169,133	160,704

Banc of America Mortgage Trust,
Series 2007-1, Class 1A24

6.00%	03/25/37		768,197	728,619

Banc of America Mortgage Trust,
Series 2007-3, Class 1A1

6.00%	09/25/37		466,547	457,160

BCAP LLC Trust, Series 2007-AA2,
Class 2A5

6.00%	04/25/37		308,425	245,106

BCAP LLC Trust, Series 2007-AA5,
Class A1
(LIBOR USD 1-Month plus 0.65%)

3.05%	09/25/47	[1]	24,621,765	23,327,334

BCAP LLC Trust, Series 2011-RR3,
Class 5A3

3.70%	11/27/37	[2,8]	1,280,733	1,284,891

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

BCAP LLC Trust, Series 2015-RR2,
Class 26A1

4.99%	03/28/36	[2,8]	$2,486,211	$2,508,441

Bear Stearns ALT-A Trust, Series 2005-4,
Class 22A2

4.36%	05/25/35	[8]	20,995	20,960

Bear Stearns ALT-A Trust, Series 2005-7,
Class 11A1
(LIBOR USD 1-Month plus 0.54%)

2.94%	08/25/35	[1]	356,022	359,054

Bear Stearns ALT-A Trust, Series 2006-4,
Class 32A1

4.14%	07/25/36	[8]	2,016,648	1,731,632

Bear Stearns ARM Trust, Series 2004-1,
Class 13A2

4.59%	04/25/34	[8]	7,693	7,807

Bear Stearns ARM Trust, Series 2004-10,
Class 14A1

4.43%	01/25/35	[8]	2,956,423	2,973,794

Bear Stearns ARM Trust, Series 2006-4,
Class 2A1

4.12%	10/25/36	[8]	562,407	529,874

Bear Stearns Asset-Backed Securities I
Trust, Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)

2.65%	08/25/20	[1]	1,598,626	1,049,941

Bear Stearns Asset-Backed Securities I
Trust, Series 2006-AC2, Class 21A3

6.00%	03/25/36		683,457	761,986

Bear Stearns Asset-Backed Securities I
Trust, Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)

2.54%	11/25/36	[1]	8,982,746	8,217,573

Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1
(STEP-reset date 08/25/19)

5.50%	01/25/34		679,083	702,826

Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2
(STEP-reset date 08/25/19)

5.75%	01/25/34		612,239	634,505

Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)

2.58%	10/25/36	[1]	2,294,702	2,173,937

Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)

2.57%	06/25/47	[1]	588,243	567,486

Carrington Mortgage Loan Trust,
Series 2005-NC5, Class M1

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 119

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.48%)

2.88%	10/25/35	[1]	$545,893	$548,269

Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)

2.71%	01/25/36	[1]	70,053,361	70,134,791

Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)

2.65%	06/25/36	[1]	8,008,256	7,969,708

Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)

3.00%	07/25/33	[1]	3,059	2,843

Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)

2.90%	02/26/35	[1]	5,668	5,419

Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2

3.99%	09/25/36	[8]	819,666	769,636

Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1

5.50%	11/25/21		1,831,083	1,307,452

Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3

4.50%	07/25/37	[8]	2,254,594	2,351,561

Chaseflex Trust, Series 2005-2, Class 4A2

5.50%	05/25/20		723,277	678,827

Chaseflex Trust, Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)

2.60%	09/25/36	[1]	8,598,689	7,143,706

CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)

4.44%	10/25/57	[1,2]	242,975,730	252,968,217

CIM Trust, Series 2017-5, Class A1

2.30%	05/25/57	[2,8]	3,232,376	3,218,347

CIM Trust, Series 2017-5, Class A2A

2.50%	05/25/57	[2,8]	64,807,000	63,779,550

CIM Trust, Series 2017-8, Class A1

3.00%	12/25/65	[2,8]	127,260,961	128,018,685

CIM Trust, Series 2018-R1, Class A1

3.65%	05/01/55	[2]	110,732,558	108,257,309

CIM Trust, Series 2018-R2, Class A1

3.69%	08/25/57	[2,8]	85,419,539	84,641,490

CIM Trust, Series 2018-R4, Class A1

4.07%	12/26/57	[2,8]	59,380,909	60,081,402

CIM Trust, Series 2018-R5, Class A1

3.75%	07/25/58	[2,8]	147,632,073	149,639,751

CIM Trust, Series 2018-R6, Class A1

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 1.08%)

3.52%	09/25/58	[1,2]	$122,899,725	$122,040,127
CIT Mortgage Loan Trust, Series 2007-1,
Class 1A
(LIBOR USD 1-Month plus 1.35%)

3.78%	10/25/37	[1,2]	59,355,006	60,186,238

Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12

5.00%	02/25/35		234,044	238,755

Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5
(STEP-reset date 08/25/19)

5.36%	09/25/36		406,687	410,027

Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5
(STEP-reset date 08/25/19)

5.25%	03/25/37		650,000	700,031

Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41

4.18%	02/25/34	[8]	128,884	126,809

Citigroup Mortgage Loan Trust, Inc.,
Series 2004-RR2, Class A2

4.96%	05/25/34	[2,8]	1,857,147	1,929,474

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A

4.28%	10/25/35	[8]	647,192	492,427

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)

2.66%	11/25/35	[1]	168,187	138,863

Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)

2.60%	01/25/37	[1]	34,917	34,949

Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)

2.65%	06/25/37	[1]	601,426	599,421

Citigroup Mortgage Loan Trust,
Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)

2.91%	01/25/36	[1]	1,202,719	1,206,130

Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1

4.78%	03/25/36	[8]	13,132,467	12,292,411

Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A

4.54%	06/25/36	[8]	4,284,409	4,172,661

Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)

2.69%	08/25/36	[1]	305,000	301,771

See accompanying notes to Schedule of Portfolio Investments.
120 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1
(STEP-reset date 08/25/19)

6.75%	05/25/36		$45,252,233	$33,768,655

Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A

3.59%	03/25/37	[8]	458,988	390,681

Citigroup Mortgage Loan Trust,
Series 2010-7, Class 2A1

4.64%	02/25/35	[2,8]	27,211	27,454

Citigroup Mortgage Loan Trust,
Series 2012-3, Class 4A1

4.30%	11/25/36	[2,8]	215,658	216,485

Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)

4.06%	02/20/36	[1,2]	16,177,585	16,178,633

Citigroup Mortgage Loan Trust,
Series 2014-6, Class 3A2

4.35%	11/25/35	[2,8]	306,704	307,620

Citigroup Mortgage Loan Trust,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)

2.63%	06/25/47	[1,2]	12,254,653	12,339,862

Citigroup Mortgage Loan Trust,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)

3.16%	03/25/47	[1,2]	16,888,765	16,753,707

Citigroup Mortgage Loan Trust,
Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)

2.97%	03/25/36	[1,2]	5,825,850	5,791,316

COLT Mortgage Loan Trust, Series 2017-2,
Class A1A

2.42%	10/25/47	[2,8]	11,457,987	11,455,572

Conseco Finance Corp., Series 1996-7,
Class M1

7.70%	09/15/26	[8]	3,691,003	3,923,917

Conseco Finance Corp., Series 1998-2,
Class A5

6.24%	12/01/28		10,681	10,810

Conseco Finance Corp., Series 1998-3,
Class A6

6.76%	03/01/30	[8]	1,551,784	1,606,119
Conseco Finance Corp., Series 1998-6,
Class A8

6.66%	06/01/30	[8]	1,959,701	2,039,213

Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF2

8.00%	06/15/32	[2,8]	195,267	201,328

Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

7.36%	08/01/32	[8]	$421,732	$424,113

CountryPlace Manufactured Housing
Contract Trust, Series 2007-1, Class A4

5.85%	07/15/37	[2,8]	6,492,217	6,590,573

Countrywide Alternative Loan Trust,
Series 2004-J6, Class 2A1

6.50%	11/25/31		7,455	7,934

Countrywide Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.50%)

4.00%	09/25/35	[1]	593,377	590,887

Countrywide Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)

3.50%	02/25/36	[1]	51,844,815	50,899,408

Countrywide Alternative Loan Trust,
Series 2005-84, Class 1A1

4.01%	02/25/36	[8]	71,942	57,571

Countrywide Alternative Loan Trust,
Series 2006-HY13, Class 4A1

4.42%	02/25/37	[8]	1,725,249	1,692,022

Countrywide Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.17%)

2.57%	06/25/46	[1]	363,062	355,290

Countrywide Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)

2.60%	03/25/37	[1]	653,360	238,336

Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)

3.20%	10/25/47	[1]	12,107,370	11,818,478

Countrywide Asset-Backed Certificates,
Series 2005-11, Class AF4

5.21%	03/25/34	[8]	4,909,687	4,980,613

Countrywide Asset-Backed Certificates,
Series 2005-13, Class AF4

5.81%	04/25/36	[8]	249,685	224,751

Countrywide Asset-Backed Certificates,
Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)

2.86%	11/25/35	[1]	14,736,982	14,719,367

Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2001-HYB1,
Class 1A1

4.07%	06/19/31	[8]	10,061	10,110

Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2003-J8,
Class 1A4

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 121

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

5.25%	09/25/23		$70,825	$71,996

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1

3.80%	08/25/34	[8]	974,683	958,487

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1 (LIBOR USD 1-Month plus 0.66%)

3.06%	02/25/35	[1]	121,863	119,678

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A

4.92%	06/20/34	[8]	21,300	22,069

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1

4.23%	09/20/34	[8]	1,084,391	1,072,081

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2

5.00%	04/25/35	[8]	967,361	971,358

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3

3.85%	01/25/36	[8]	194,749	187,645

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1 (LIBOR USD 1-Month plus 0.60%)

3.00%	05/25/35	[1]	4,118,132	3,856,525

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1

4.51%	09/25/47	[8]	954,098	935,905

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1

3.42%	03/25/37	[8]	1,382,856	1,188,608

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4

4.46%	08/25/33	[8]	16,721	17,192

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1

4.50%	07/25/20		4,532	4,482

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 2A1

6.50%	02/25/34		28,299	29,809

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 6A1

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

4.63%	06/25/34	[8]	$152,860	$158,489

Credit Suisse Mortgage Capital, Mortgage-Backed Trust, Series 2006-2, Class 5A1 (LIBOR USD 1-Month plus 0.70%)

3.10%	03/25/36	[1]	3,985,755	2,125,394

Credit Suisse Mortgage Capital, Mortgage-Backed Trust, Series 2007-2, Class 3A4

5.50%	03/25/37		1,982,070	1,677,405

Credit Suisse Mortgage Capital, Series 2010-17R, Class 1A1

4.54%	06/26/36	[2,8]	162,370	163,766

Credit Suisse Mortgage Capital, Series 2014-11R, Class 10A1 (LIBOR USD 1-Month plus 0.22%)

2.65%	05/27/37	[1,2]	1,313,682	1,317,872

Credit Suisse Mortgage Capital, Series 2014-12R, Class 1A1 (LIBOR USD 1-Month plus 1.75%)

4.19%	08/27/36	[1,2]	8,606,288	8,673,253

Credit Suisse Mortgage Capital, Series 2015-1R, Class 5A1

4.52%	09/27/35	[2,8]	3,966,686	4,003,882

Credit Suisse Mortgage Capital, Series 2015-2R, Class 4A1

3.70%	06/27/47	[2,8]	15,430,566	15,344,526

Credit Suisse Mortgage Capital, Series 2015-6R, Class 2A1 (LIBOR USD 1-Month plus 0.20%)

2.63%	11/27/46	[1,2]	9,620,115	9,372,987

Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2C (STEP-reset date 08/25/19)

4.03%	02/25/37		36,026,118	28,960,615

Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2D (STEP-reset date 08/25/19)

4.03%	02/25/37		26,376,482	21,198,360

Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2E (STEP-reset date 08/25/19)

4.03%	02/25/37		4,796,522	3,855,604

Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 08/25/19)

3.95%	01/25/33		13,538	13,937

Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1

See accompanying notes to Schedule of Portfolio Investments.
122 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 1.04%)

3.44%	03/25/33	[1]	$3,138,908	$3,150,364

Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1 (LIBOR USD 1-Month plus 1.02%)

3.42%	11/25/33	[1]	82,632	82,144

Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1 (LIBOR USD 1-Month plus 0.14%)

2.54%	10/25/36	[1]	17,318,367	15,440,240

Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3 (LIBOR USD 1-Month plus 0.15%)

2.55%	11/25/36	[1]	31,198,191	19,657,007

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP-reset date 08/25/19)

3.57%	01/25/37		7,422,930	3,318,962

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP-reset date 08/25/19)

3.57%	01/25/37		13,949,452	6,235,981

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2 (LIBOR USD 1-Month plus 0.17%)

2.57%	04/25/37	[1]	30,003,830	23,105,019

Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1 (LIBOR USD 1-Month plus 0.14%)

2.54%	10/25/36	[1]	56,518,503	44,886,702

CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP-reset date 08/25/19)

5.78%	12/25/36		5,268,016	627,095

Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1 (LIBOR USD 1-Month plus 0.19%)

2.59%	08/25/36	[1]	3,926,818	3,752,671

Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1 (LIBOR USD 1-Month plus 0.13%)

2.53%	12/25/36	[1]	2,059,121	1,134,307

Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR6, Class AR6 (LIBOR USD 1-Month plus 0.19%)

2.59%	02/25/37	[1]	780,501	718,342

Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-3, Class 1A1

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 1.70%)

4.14%	10/25/47	[1]	$36,238,036	$35,572,909

Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA3, Class A1 (LIBOR USD 1-Month plus 0.14%)

2.54%	07/25/47	[1]	55,898,264	53,167,478

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A7

5.50%	12/25/35		465,385	461,871

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1

4.26%	02/25/36	[8]	1,156,793	1,096,540

DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A (LIBOR USD 1-Month plus 0.36%)

2.75%	01/19/45	[1]	2,538,212	2,374,194

DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A (LIBOR USD 1-Month plus 0.25%)

2.64%	02/19/45	[1]	365,583	364,566

DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A (LIBOR USD 1-Month plus 0.24%)

2.63%	07/19/45	[1]	200,455	198,073

DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A (LIBOR USD 1-Month plus 0.20%)

2.59%	10/19/36	[1]	19,274,948	17,806,604

DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A (LIBOR USD 1-Month plus 0.14%)

2.53%	04/19/47	[1]	10,472,256	9,547,768

Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1

5.22%	02/25/338		10,828	10,890

Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP-reset date 08/25/19)

5.80%	11/25/32		36,213	38,477

First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C (LIBOR USD 1-Month plus 0.16%)

2.56%	10/25/36	[1]	15,342,327	12,202,788

First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D (LIBOR USD 1-Month plus 0.24%)

2.64%	10/25/36	[1]	967,450	779,094

First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B (LIBOR USD 1-Month plus 0.11%)

2.51%	12/25/37	[1]	11,496,583	10,005,154

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 123

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C (LIBOR USD 1-Month plus 0.16%)

2.56%	12/25/37	[1]	$31,616,636	$27,637,998

First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D (LIBOR USD 1-Month plus 0.21%)

2.61%	12/25/37	[1]	22,914,708	20,120,213

First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 1A (LIBOR USD 1-Month plus 0.15%)

2.55%	04/25/36	[1]	26,837,778	25,985,873

First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA4 (LIBOR USD 1-Month plus 0.23%)

2.63%	07/25/36	[1]	31,440,000	30,083,603

First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C (LIBOR USD 1-Month plus 0.14%)

2.54%	01/25/38	[1]	74,758,508	54,249,364

First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B (LIBOR USD 1-Month plus 0.10%)

2.50%	03/25/37	[1]	28,322,746	18,763,879

First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C (LIBOR USD 1-Month plus 0.15%)

2.55%	03/25/37	[1]	16,236,977	10,859,799

First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D (LIBOR USD 1-Month plus 0.22%)

2.62%	03/25/37	[1]	30,232,822	20,488,544

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1

4.21%	08/25/34	[8]	8,429,936	8,482,627

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1

4.38%	09/25/34	[8]	37,331	37,374

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1

4.46%	10/25/34	[8]	1,449,832	1,456,020

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1

4.16%	12/25/35	[8]	16,856,932	15,720,095

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1

4.17%	02/25/36	[8]	17,766,095	15,846,251

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1

3.95%	06/25/35	[8]	17,356,892	16,391,678

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

4.37%	09/25/35	[8]	$15,410,667	$14,959,884

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1

4.40%	10/25/35	[8]	19,251,733	15,751,466

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1

4.32%	11/25/35	[8]	17,920,515	16,429,682

First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1

4.44%	03/25/36	[8]	21,619,403	18,575,352

First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7

6.00%	02/25/37		12,251	9,126

First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1

4.63%	12/25/34	[8]	210,930	220,946

First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2

4.72%	01/25/37	[8]	114,038	102,193

First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1

4.37%	11/25/37	[8]	243,101	219,861

FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2 (LIBOR USD 1-Month plus 0.40%)

2.79%	08/19/34	[1]	5,357	5,364

Fremont Home Loan Trust, Series 2005-C, Class M1 (LIBOR USD 1-Month plus 0.72%)

3.12%	07/25/35	[1]	10,362	10,391

GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1 (LIBOR USD 1-Month plus 0.44%)

2.84%	06/25/30	[1]	25,178	21,129

GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1

4.18%	11/19/35	[8]	713,444	686,910

GMACM Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1

3.95%	05/19/36	[8]	1,567,800	1,017,348

GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1 (LIBOR USD 1-Month plus 0.24%)

2.64%	08/25/45	[1]	1,699,810	1,541,796

GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B (LIBOR USD 1-Month plus 0.20%)

2.60%	10/25/45	[1]	16,400,469	14,745,501

GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A (LIBOR USD 1-Month plus 0.27%)

2.67%	07/25/35	[1]	1,473,253	1,475,661

See accompanying notes to Schedule of Portfolio Investments.
124 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A4

0.00%	01/25/47	5,7,†	$37,800,000	$—

GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2

(LIBOR USD 1-Month plus 0.16%)

2.56%	02/25/37	[1]	1,865,055	1,857,609

GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A

3.75%	10/25/57	[2]	51,488,152	50,717,127

GSAA Home Equity Trust, Series 2005-11,
Class 1A1

(LIBOR USD 1-Month plus 0.28%)

2.68%	10/25/35	[1]	5,255,249	5,302,962

GSAA Home Equity Trust, Series 2005-9,
Class 2A3

(LIBOR USD 1-Month plus 0.37%)

2.77%	08/25/35	[1]	527,466	527,867

GSAMP Trust, Series 2005-AHL2, Class A2D

(LIBOR USD 1-Month plus 0.35%)

2.75%	12/25/35	[1]	25,693,000	25,133,486

GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1

4.58%	08/25/34	[8]	4,261	4,316

GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7

4.18%	08/25/34	[8]	344,328	348,485

GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3

4.33%	10/25/35	[8]	3,259,533	2,544,558

GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5

4.53%	09/25/35	[8]	151,583	154,691

GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1

4.55%	05/25/37	[8]	2,309,049	2,053,867

HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A

4.66%	04/19/34	[8]	6,502	6,419

HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A

(LIBOR USD 1-Month plus 0.68%)

3.07%	01/19/35	[1]	393,969	358,528

HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6

4.08%	06/19/34	[8]	3,579	3,623

HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A

(LIBOR USD 1-Month plus 0.48%)

2.87%	06/19/35	[1]	458,182	461,690

HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

5.08%	07/19/35	[8]	$45,311	$41,329

HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A

(LIBOR USD 1-Month plus 0.20%)

2.59%	11/19/36	[1]	80,619,169	72,523,634

HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A

(LIBOR USD 1-Month plus 0.21%)

2.60%	09/19/46	[1]	93,333,081	89,424,927

HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1

(LIBOR USD 1-Month plus 1.00%)

3.40%	10/25/37	[1]	30,780,515	30,207,317

HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A

(LIBOR USD 1-Month plus 1.00%)

3.40%	10/25/37	[1]	26,244,273	26,273,320

Impac CMB Trust, Series 2005-1,
Class 1A1

(LIBOR USD 1-Month plus 0.52%)

2.92%	04/25/35	[1]	4,771,884	4,634,988

Impac CMB Trust, Series 2005-4,
Class 1A1B

(LIBOR USD 1-Month plus 0.25%)

2.65%	05/25/35	[1]	6,032,747	5,749,126

Impac Secured Assets Corp.,
Series 2004-3, Class M1

(LIBOR USD 1-Month plus 0.90%)

3.30%	11/25/34	[1]	626,913	635,000

Impac Secured Assets Corp.,
Series 2004-4, Class M3

(LIBOR USD 1-Month plus 0.90%)

3.30%	02/25/35	[1]	670,000	683,039

Impac Secured Assets Trust,
Series 2006-3, Class A1

(LIBOR USD 1-Month plus 0.17%)

2.57%	11/25/36	[1]	9,564,782	9,172,946

Impac Secured Assets Trust,
Series 2007-2, Class 1A1A

(LIBOR USD 1-Month plus 0.11%)

2.51%	05/25/37	[1]	8,944,602	7,633,172

Impac Secured Assets Trust,
Series 2007-2, Class 1A1B

(LIBOR USD 1-Month plus 0.25%)

2.65%	05/25/37	[1]	65,786,450	54,808,180

IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A

4.07%	08/25/34	[8]	1,271,400	1,286,797

IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 125

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.80%)

3.20%	08/25/34	[1]	$18,489	$17,378

IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2

(LIBOR USD 1-Month plus 0.86%)

3.26%	09/25/34	[1]	65,124	60,069

IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1

4.25%	03/25/35	[8]	676,358	674,942

IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1

4.01%	09/25/35	[8]	4,714,389	4,058,257

IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1

3.76%	10/25/35	[8]	26,612,427	23,227,508

IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1

4.03%	01/25/36	[8]	1,238,580	1,182,470

IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1

(LIBOR USD 1-Month plus 0.48%)

2.88%	04/25/35	[1]	621,866	607,236

IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2

3.96%	08/25/36	[8]	16,399,144	13,489,578

IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1

(LIBOR USD 1-Month plus 0.12%)

2.52%	08/25/36	[1]	184,276	169,650

IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2

(LIBOR USD 1-Month plus 0.20%)

2.60%	10/25/36	[1]	24,862,187	23,947,552

IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1

3.78%	05/25/36	[8]	3,943,915	3,666,417

IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1

4.05%	05/25/36	[8]	28,450,840	23,863,025
IndyMac Index Mortgage Loan Trust,

Series 2007-AR1, Class 1A2

4.26%	03/25/37	[8]	705,679	682,581

IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1

3.34%	06/25/37	[8]	4,134,259	3,528,947

IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1

3.86%	11/25/37	[8]	3,023,252	2,969,203

IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A3

6.61%	02/25/28		95,960	97,172

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1

4.36%	05/25/36	[8]	$799,582	$674,887

JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1

4.11%	05/25/36	[8]	8,063,325	6,307,172

JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M2

(LIBOR USD 1-Month plus 0.66%)

3.06%	09/25/35	[1]	8,660,321	8,678,569

JPMorgan Mortgage Acquisition Trust,
Series 2006-NC2, Class A4

(LIBOR USD 1-Month plus 0.15%)

2.55%	07/25/36	[1]	247,992	247,809

JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A
(STEP-reset date 08/25/19)

5.83%	07/25/36		36,741,716	19,381,641

JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6
(STEP-reset date 08/25/19)

6.00%	07/25/36		5,123,544	2,512,239

JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV1

(LIBOR USD 1-Month plus 0.23%)

2.63%	11/25/36	[1]	507,003	508,125

JPMorgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A4

(LIBOR USD 1-Month plus 0.21%)

2.61%	03/25/37	[1]	1,062,947	1,063,568

JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1

(LIBOR USD 1-Month plus 0.15%)

2.55%	05/25/37	[1]	58,210,392	56,040,957

JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1

(LIBOR USD 1-Month plus 0.10%)

2.50%	03/25/47	[1]	143,841	102,462

JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2
(STEP-reset date 08/25/19)

4.20%	03/25/47		9,409,792	7,507,959

JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3
(STEP-reset date 08/25/19)

4.20%	05/25/35		7,919,489	6,318,834

JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4
(STEP-reset date 08/25/19)

4.20%	03/25/47		3,599,768	2,872,167

JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4

See accompanying notes to Schedule of Portfolio Investments.
126 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.28%)

2.68%	03/25/47	[1]	$240,000	$213,621

JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3

4.11%	11/25/33	[8]	163,637	161,598

JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3

4.80%	09/25/34	[8]	647,857	680,476

JPMorgan Mortgage Trust, Series 2005-A5, Class TA1

4.57%	08/25/35	[8]	137,948	140,924

JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3

5.50%	09/25/20		2,283,802	2,124,232

JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3

4.63%	11/25/33	[8]	5,787	5,769

JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1

4.46%	05/25/36	[8]	1,220,858	1,192,093

JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3

4.20%	05/25/36	[8]	826,865	821,156

JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1

4.48%	06/25/36	[8]	640,510	580,036

JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4

4.48%	06/25/36	[8]	2,064,798	1,850,097

JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4

4.51%	08/25/36	[8]	598,363	534,520

JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2

4.70%	07/25/35	[8]	1,907,871	1,991,986

JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3

4.33%	05/25/37	[8]	2,851,909	2,615,657

JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2

4.15%	05/25/37	[8]	463,449	458,246

JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1

4.31%	06/25/37	[8]	4,144,307	3,879,886

JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3

4.59%	06/25/37	[8]	626,984	582,782

JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1 (LIBOR USD 1-Month plus 0.19%)

2.62%	12/27/46	[1,2]	10,836,213	10,650,316

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Lehman XS Trust, Series 2005-5N, Class 3A1A (LIBOR USD 1-Month plus 0.30%)

2.70%	11/25/35	[1]	$11,002,386	$10,972,083

Lehman XS Trust, Series 2005-7N, Class 1A1A (LIBOR USD 1-Month plus 0.54%)

2.94%	12/25/35	[1]	475,993	470,186

Lehman XS Trust, Series 2006-12N, Class A31A (LIBOR USD 1-Month plus 0.20%)

2.60%	08/25/46	[1]	18,813,036	17,769,490

Lehman XS Trust, Series 2006-13, Class 1A2 (LIBOR USD 1-Month plus 0.34%)

2.74%	09/25/36	[1]	4,167,023	4,090,820

Lehman XS Trust, Series 2006-14N, Class 3A2 (LIBOR USD 1-Month plus 0.24%)

2.64%	08/25/36	[1]	69,090	66,980

Lehman XS Trust, Series 2006-8, Class 1A1A (LIBOR USD 1-Month plus 0.16%)

2.56%	06/25/36	[1]	41,058,264	36,527,222

Lehman XS Trust, Series 2006-9, Class A1B (LIBOR USD 1-Month plus 0.16%)

2.56%	05/25/46	[1]	2,055,742	5,268,172

Lehman XS Trust, Series 2007-4N, Class 1A3 (LIBOR USD 1-Month plus 0.24%)

2.64%	03/25/47	[1]	26,951,845	23,900,880

Long Beach Mortgage Loan Trust, Series 2004-4, Class M1 (LIBOR USD 1-Month plus 0.90%)

3.30%	10/25/34	[1]	45,002	45,313

MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2

4.26%	01/25/34	[8]	37,419	37,834

MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1

4.33%	11/25/33	[8]	1,070,567	1,087,461

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1

4.66%	11/21/34	[8]	4,610,954	4,814,402

MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1

4.42%	10/25/34	[8]	411,767	413,614

MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1

3.63%	06/25/34	[8]	251	246

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 127

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1

4.55%	09/25/34	[8]	$3,387,165	$3,369,843

MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1

4.60%	05/25/36	[8]	7,332,256	5,735,874

MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3 (LIBOR USD 1-Month plus 0.15%)

2.55%	11/25/36	[1]	15,515,168	7,519,131

MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4 (LIBOR USD 1-Month plus 0.21%)

2.61%	11/25/36	[1]	4,309,769	2,118,207

MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3 (LIBOR USD 1-Month plus 0.21%)

2.61%	05/25/37	[1]	36,772,644	35,318,882

MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1

4.62%	10/25/32	[8]	18,332	18,983

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates, Series 2001-TBC1, Class A1 (LIBOR USD 1-Month plus 0.70%)

3.09%	11/15/31	[1]	1,415,790	1,430,666

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A1 (LIBOR USD 1-Month plus 0.14%)

2.54%	04/25/37	[1]	186,954,998	120,311,496

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B (LIBOR USD 1-Month plus 0.17%)

2.57%	04/25/37	[1]	35,884,031	19,834,956

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C (LIBOR USD 1-Month plus 0.25%)

2.65%	04/25/37	[1]	75,171,372	42,170,080

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C (LIBOR USD 1-Month plus 0.24%)

2.64%	05/25/37	[1]	36,720,711	23,655,884

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D (LIBOR USD 1-Month plus 0.32%)

2.72%	05/25/37	[1]	18,134,281	11,839,852

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C (LIBOR USD 1-Month plus 0.18%)

2.58%	06/25/37	[1]	15,152,709	11,976,277

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.25%)

2.65%	06/25/37	[1]	$20,238,029	$16,841,477

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2 (LIBOR USD 1-Month plus 0.12%)

2.52%	07/25/37	[1]	32,701,330	22,538,659

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3 (LIBOR USD 1-Month plus 0.16%)

2.56%	07/25/37	[1]	23,970,887	16,139,440

Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A

4.58%	10/25/33	[8]	434,842	444,011

Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1

4.35%	08/25/34	[8]	1,804,349	1,821,708

Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A (LIBOR USD 1-Month plus 0.21%)

2.61%	02/25/36	[1]	11,486	11,349

Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A4 (LIBOR USD 1-Month plus 0.34%)

2.74%	08/25/35	[1]	396,535	397,673

Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A2B (STEP-reset date 08/25/19)

5.61%	03/25/37		31,501,100	10,713,620

Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A2D (STEP-reset date 08/25/19)

5.90%	03/25/37		24,654,827	8,384,985

Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)

4.69%	08/25/36	[1]	5,118,008	5,086,822

Mid-State Capital Corp., Series 2004-1, Class A

6.01%	08/15/37		306,278	332,732

Mid-State Capital Corp., Series 2005-1, Class A

5.75%	01/15/40		15,213,239	16,676,874

Mid-State Capital Corp., Series 2006-1, Class A

5.79%	10/15/40	[2]	11,316,410	12,585,214

Mid-State Trust XI, Series 2011, Class A1

4.86%	07/15/38		249,246	268,224

Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4 (LIBOR USD 1-Month plus 0.30%)

2.70%	12/25/35	[1]	2,863,832	2,859,042

See accompanying notes to Schedule of Portfolio Investments.
128 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1 (LIBOR USD 1-Month plus 0.32%)

2.72%	01/25/35	[1]	$150,718	$149,292

Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4

4.13%	09/25/34	[8]	886,388	879,785

Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A (LIBOR USD 1-Month plus 0.26%)

2.66%	04/25/35	[1]	3,161,402	3,157,564

Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2

5.96%	06/25/36	[8]	815,313	345,943

Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP-reset date 08/25/19)

5.50%	02/25/47		163,125	162,366

Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1 (LIBOR USD 1-Month plus 0.12%)

2.52%	04/25/37	[1]	5,551,627	2,575,853

Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 2B (1.00 X LIBOR USD 1-Month plus 0.24%, 11.50% Cap)

2.91%	12/26/46	[1,2]	20,495,360	20,379,041

Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A

4.08%	06/26/46	[2,8]	1,265,107	1,275,454

Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A (Federal Reserve US 12-Month Cumulative Average plus 0.82%)

3.30%	12/26/46	[1,2]	10,545,733	10,507,840

Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A (Federal Reserve US 12-Month Cumulative Average plus 0.98%)

3.46%	07/26/46	[1,2]	4,320,579	4,318,905

Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A

4.26%	08/26/34	[2,8]	1,895,591	1,934,102

Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A (Federal Reserve US 12-Month Cumulative Average plus 0.75%)

2.91%	06/26/47	[1,2]	23,275,118	22,978,144

Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A (Federal Reserve US 12-Month Cumulative Average plus 0.96%)

3.44%	06/26/47	[1,2]	7,940,286	7,945,932

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A (LIBOR USD 1-Month plus 0.40%)

3.23%	08/26/47	[1,2]	$11,253,143	$11,197,995

MortgageIT Trust, Series 2005-1, Class 1A1 (LIBOR USD 1-Month plus 0.64%)

3.04%	02/25/35	[1]	6,391,569	6,446,782

MortgageIT Trust, Series 2005-4, Class A1 (LIBOR USD 1-Month plus 0.28%)

2.68%	10/25/35	[1]	7,832,241	7,891,727

MortgageIT Trust, Series 2005-5, Class A1 (LIBOR USD 1-Month plus 0.52%)

2.92%	12/25/35	[1]	1,282,824	1,273,465

Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4 (LIBOR USD 1-Month plus 0.28%)

2.68%	09/25/36	[1]	11,063,183	11,012,813

Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4 (LIBOR USD 1-Month plus 0.25%)

2.65%	06/25/37	[1]	8,265,000	7,961,399

New Century Home Equity Loan Trust, Series 2003-6, Class M1 (LIBOR USD 1-Month plus 1.08%)

3.48%	01/25/34	[1]	143,292	144,935

New Century Home Equity Loan Trust, Series 2005-1, Class M1 (LIBOR USD 1-Month plus 0.68%)

3.08%	03/25/35	[1]	679,963	683,116

New Century Home Equity Loan Trust, Series 2005-B, Class A1 (LIBOR USD 1-Month plus 0.25%)

2.65%	10/25/35	[1]	1,098,416	1,098,315

New Century Home Equity Loan Trust, Series 2005-D, Class A1 (LIBOR USD 1-Month plus 0.22%)

2.62%	02/25/36	[1]	310,468	307,184

Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4 (LIBOR USD 1-Month plus 0.27%)

2.67%	03/25/36	[1]	24,732,000	24,664,135

Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1

3.74%	06/26/37	[2,8]	1,240,453	1,255,106

Nomura Resecuritization Trust, Series 2013-1R, Class 2A1 (LIBOR USD 1-Month plus 0.14%)

1.94%	11/26/36	[1,2]	4,802,346	4,763,758

Nomura Resecuritization Trust, Series 2014-4R, Class 1A1

4.05%	01/26/36	[2,8]	1,609,143	1,617,412

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 129

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Nomura Resecuritization Trust, Series 2014-6R, Class 2A1 (LIBOR USD 1-Month plus 0.16%)
2.41%	03/26/37	[1,2]	$6,619,365	$6,572,193

Nomura Resecuritization Trust, Series 2014-7R, Class 4A1 (LIBOR USD 1-Month plus 0.13%)
2.56%	01/26/37	[1,2]	10,712,850	10,626,903

Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[8]	21,643,051	11,415,272

Option One Mortgage Loan Trust, Series 2006-1, Class 1A1 (LIBOR USD 1-Month plus 0.22%)
2.62%	01/25/36	[1]	19,363,677	19,043,684

Ownit Mortgage Loan Trust, Series 2006-4, Class A1 (LIBOR USD 1-Month plus 0.14%)
2.54%	05/25/37	[1]	23,075,134	22,230,906

Ownit Mortgage Loan Trust, Series 2006-4, Class A2D (LIBOR USD 1-Month plus 0.24%)
2.64%	05/25/37	[1]	22,885,996	19,521,801

Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP-reset date 08/25/19)
3.77%	01/25/36		22,910,000	20,793,719

Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3 (LIBOR USD 1-Month plus 0.26%)
2.66%	11/25/36	[1]	73,525	72,811

Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3 (LIBOR USD 1-Month plus 0.31%)
2.71%	06/25/47	[1]	23,015,500	20,935,440

Popular ABS, Inc., Series 1998-1, Class A2 (STEP-reset date 08/25/19)
7.48%	11/25/29		73,604	72,500

Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
4.82%	08/25/33	[8]	516,134	533,618

Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.91%	12/25/35	[8]	4,515,819	2,988,475

Residential Accredit Loans Trust, Series 2005-QA4, Class A41
4.53%	04/25/35	[8]	1,251,273	1,178,192

Residential Accredit Loans Trust, Series 2005-QA7, Class A1
4.22%	07/25/35	[8]	3,912,399	3,336,015

Residential Accredit Loans Trust, Series 2005-QO5, Class A1

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
3.50%	01/25/46	[1]	$6,382,342	$5,804,019

Residential Accredit Loans Trust, Series 2006-QA1, Class A11
4.61%	01/25/36	[8]	154,534	135,523

Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.93%	01/25/36	[8]	15,954,315	14,366,688

Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1 (LIBOR USD 1-Month plus 0.19%)
2.59%	08/25/36	[1]	28,232,732	26,558,977

Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.56%	08/25/36	[5,6,8]	27,950,295	657,707

Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9 (LIBOR USD 1-Month plus 0.38%)
2.78%	09/25/36	[1]	265,133	209,098

Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.46%	02/25/36	[5,6,8]	92,867,147	1,505,674

Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.72%	06/25/36	[5,6,8]	49,218,397	1,278,335

Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[5,6,8]	113,689,944	3,636,299

Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.48%	09/25/37	[5,6,8]	80,313,900	1,846,336

Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[5,6,8]	50,948,356	758,616

Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.26%	03/25/37	[5,6,8]	61,418,437	574,686

Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.31%	04/25/37	[5,6,8]	126,164,225	1,677,486

Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37	[5,6,8]	40,950,415	601,001

Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.40%	06/25/37	[5,6,8]	108,138,806	2,049,348

Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		3,132	3,136

Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8

See accompanying notes to Schedule of Portfolio Investments.
130 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

6.50%	11/25/31		$37,301	$39,718

Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4

8.50%	12/25/31		31,535	21,990

Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3 (LIBOR USD 1-Month plus 0.37%)

2.77%	09/25/35	[1]	3,297,611	3,298,591

Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3 (LIBOR USD 1-Month plus 0.55%)

2.95%	09/25/35	[1]	750,000	755,292

Residential Asset Securities Trust, Series 2006-KS3, Class M1 (LIBOR USD 1-Month plus 0.33%)

2.73%	04/25/36	[1]	815,000	804,638

Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1

4.59%	12/25/34	[8]	258,561	258,824

Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1

4.55%	12/25/34	[8]	21,058	21,290

Residential Asset Securitization Trust, Series 2004-IP2, Class 3A1

4.63%	12/25/34	[8]	497,439	510,668

Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A3

6.25%	07/25/36		2,504,301	2,557,371

Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A

4.13%	11/25/35	[8]	5,195,470	4,235,948

Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1

5.11%	09/25/36	[8]	867,634	836,052

Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1

5.45%	09/25/36	[8]	360,811	287,787

Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1

5.36%	11/25/36	[8]	107,176	103,481

Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2

4.90%	04/25/37	[8]	2,037,296	1,973,439

Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP-reset date 08/25/19)

6.81%	08/25/31		4,379	4,872

Saxon Asset Securities Trust, Series 2007-1, Class A2C (LIBOR USD 1-Month plus 0.15%)

2.55%	01/25/47	[1]	6,638,668	6,538,050

Saxon Asset Securities Trust, Series 2007-3, Class 2A3

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.40%)

2.80%	09/25/47	[1]	$32,174,000	$29,457,826

Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2 (STEP-reset date 08/25/19)

3.36%	01/25/36		8,087,189	7,050,155

Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2A (LIBOR USD 1-Month plus 0.11%)

2.51%	02/25/37	[1]	6,742,195	3,796,868

Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2B (LIBOR USD 1-Month plus 0.27%)

2.67%	02/25/37	[1]	33,375,975	19,444,486

Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2 (LIBOR USD 1-Month plus 0.23%)

2.63%	02/25/37	[1]	45,074,489	24,566,392

Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A (LIBOR USD 1-Month plus 0.13%)

2.53%	05/25/37	[1]	19,533,197	15,226,379

Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2C (LIBOR USD 1-Month plus 0.35%)

2.75%	05/25/37	[1]	14,731,768	11,798,125

Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B (LIBOR USD 1-Month plus 0.15%)

2.55%	12/25/36	[1]	35,834,142	20,896,518

Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B (LIBOR USD 1-Month plus 0.14%)

2.54%	01/25/37	[1]	19,070,282	14,991,725

Sequoia Mortgage Trust, Series 2003-2, Class A1 (LIBOR USD 1-Month plus 0.66%)

3.04%	06/20/33	[1]	779	762

Sequoia Mortgage Trust, Series 2003-8, Class A1 (LIBOR USD 1-Month plus 0.64%)

3.02%	01/20/34	[1]	1,753	1,724

Sequoia Mortgage Trust, Series 2004-3, Class A (LIBOR USD 6-Month plus 0.50%)

3.13%	05/20/34	[1]	415,313	409,957

SG Mortgage Securities Trust, Series 2007-NC1, Class A2 (LIBOR USD 1-Month plus 0.24%)

2.64%	12/25/36	[1,2]	15,966,564	10,690,764

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 131

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Soundview Home Loan Trust, Series 2005-OPT1, Class M2 (LIBOR USD 1-Month plus 0.68%)

3.08%	06/25/35	[1]	$24,446,041	$24,487,682

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3

4.79%	02/25/34	[8]	23,016	23,787

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A

4.45%	09/25/34	[8]	7,455,880	7,444,979

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A

4.43%	10/25/34	[8]	214,540	209,524

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A

4.59%	10/25/34	[8]	8,443,843	8,695,472

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A

4.49%	10/25/34	[8]	2,395,992	2,303,990

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1

3.13%	11/25/34	[8]	43,982	42,082

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2

4.18%	01/25/35	[8]	704,566	704,842

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1

4.49%	06/25/35	[8]	2,479,120	2,455,433

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3

4.17%	09/25/35	[8]	17,250,815	14,585,371

Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1 (LIBOR USD 1-Month plus 0.16%)

2.56%	01/25/37	[1]	33,934,637	32,175,384

Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1

4.23%	10/25/47	[8]	800,819	717,315

Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A (LIBOR USD 1-Month plus 0.28%)

2.68%	02/25/36	[1]	655,179	629,172

Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1 (Federal Reserve US 12-Month Cumulative Average plus 1.50%)

4.00%	08/25/47	[1]	137,881,313	135,447,059

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4 (LIBOR USD 1-Month plus 0.31%)

2.71%	07/25/36	[1]	5,067,466	5,094,519

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1 (LIBOR USD 1-Month plus 0.14%)

2.54%	09/25/36	[1]	$2,409,558	$2,402,511

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 1997-2, Class 2A4

7.25%	03/28/30		1,123	1,198

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class 3A5

4.61%	09/25/33	[8]	146,783	149,785

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 5A4

4.59%	11/25/33	[8]	1,355,736	1,401,600

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1 (LIBOR USD 1-Month plus 0.30%)

2.70%	01/25/35	[1]	1,807,459	1,794,554

Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A4

5.50%	04/25/35		2,876,191	2,813,196

Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1

4.73%	06/25/37	[8]	3,176,784	2,943,322

Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A

4.09%	12/25/44	[8]	130,963	131,964

Wachovia Mortgage Loan Trust, Series 2006-ALT1, Class A3 (LIBOR USD 1-Month plus 0.23%)

2.63%	01/25/37	[1]	17,139,261	11,301,925

Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A3 (LIBOR USD 1-Month plus 0.24%)

2.64%	08/25/36	[1]	19,614,931	11,152,803

WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2 (LIBOR USD 1-Month plus 0.11%)

2.51%	01/25/37	[1]	4,023,601	2,559,058

WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3 (LIBOR USD 1-Month plus 0.15%)

2.55%	01/25/37	[1]	37,142,365	23,781,502

WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4 (LIBOR USD 1-Month plus 0.23%)

2.63%	01/25/37	[1]	12,468,065	8,079,187

WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1

See accompanying notes to Schedule of Portfolio Investments.
132 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

4.72%	06/25/33	[8]	$3,771,712	$3,900,854

WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2

4.51%	06/25/34	[8]	39,287	40,542

WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A (LIBOR USD 1-Month plus 0.42%)

2.82%	05/25/44	[1]	1,336,485	1,357,140

WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3 (LIBOR USD 1-Month plus 0.55%)

2.95%	05/25/35	[1]	2,907,910	2,326,881

WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13 (LIBOR USD 1-Month plus 0.50%)

2.90%	06/25/35	[1]	5,802,381	4,966,748

WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A (LIBOR USD 1-Month plus 0.64%)

3.04%	01/25/45	[1]	799,287	780,405

WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A (LIBOR USD 1-Month plus 0.32%)

2.72%	08/25/45	[1]	39,177,359	38,987,345

WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6

3.99%	10/25/35	[8]	1,289,062	1,286,434

WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1 (LIBOR USD 1-Month plus 0.29%)

2.69%	10/25/45	[1]	6,114,553	6,118,908

WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1

4.06%	12/25/35	[8]	4,198,969	4,126,747

WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1 (LIBOR USD 1-Month plus 0.26%)

2.66%	11/25/45	[1]	31,303,821	31,329,408

WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1 (LIBOR USD 1-Month plus 0.27%)

2.67%	12/25/45	[1]	14,625,571	14,874,907

WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2 (LIBOR USD 1-Month plus 0.29%)

2.69%	12/25/45	[1]	16,859,772	16,842,504

WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A (LIBOR USD 1-Month plus 0.33%)

2.73%	01/25/45	[1]	15,085,787	14,993,263

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A (LIBOR USD 1-Month plus 0.31%)

2.71%	01/25/45	[1]	$1,321,584	$1,302,531

WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23 (LIBOR USD 1-Month plus 0.38%)

2.78%	01/25/45	[1]	4,692,939	4,651,097

WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A (LIBOR USD 1-Month plus 0.46%)

2.86%	04/25/45	[1]	168,169	163,800

WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A (Federal Reserve US 12-Month Cumulative Average plus 1.07%)

3.57%	01/25/46	[1]	33,047,914	33,174,940

WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4

3.85%	09/25/36	[8]	13,728,490	13,241,234

WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1

3.70%	12/25/36	[8]	783,961	755,116

WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A (Federal Reserve US 12-Month Cumulative Average plus 1.00%)

3.50%	02/25/46	[1]	17,641,773	18,040,234

WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A (Federal Reserve US 12-Month Cumulative Average plus 0.94%)

3.42%	05/25/46	[1]	5,911,837	6,067,640

WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A (Federal Reserve US 12-Month Cumulative Average plus 0.98%)

3.48%	07/25/46	[1]	13,278,318	12,642,693

WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1

6.00%	01/25/22		223,591	213,679

WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2

4.00%	07/25/37	[8]	298,237	282,333

WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A (Federal Reserve US 12-Month Cumulative Average plus 0.70%)

3.20%	02/25/47	[1]	14,998,694	13,737,016

WaMu MSC Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1

4.34%	11/25/30	[8]	332,017	341,680

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 133

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1

6.25%	11/25/37		$188,435	$186,736

Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1

4.90%	12/25/33	[8]	810,359	845,222

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8

4.79%	07/25/34	[8]	157,930	158,893

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1

4.86%	09/25/34	[8]	1,421,626	1,480,939

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14

4.95%	06/25/35	[8]	692,313	693,901

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4

6.00%	08/25/36		1,612,600	1,621,700

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3

5.50%	03/25/36		197,213	194,941

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1

5.18%	03/25/36	[8]	3,088,189	3,095,384

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1

4.99%	07/25/36	[8]	146,718	149,378

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2

4.99%	07/25/36	[8]	49,758	50,660

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3

4.99%	07/25/36	[8]	106,416	108,345

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6

4.99%	07/25/36	[8]	622,051	633,328

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3

4.93%	04/25/36	[8]	2,498	2,513

				4,894,136,735

U.S. Agency Commercial
Mortgage-Backed — 1.37%

Fannie Mae-Aces, Series 2011-M5, Class X (IO)

1.21%	07/25/21	[8]	105,984,188	1,943,501

Fannie Mae-Aces, Series 2014-M12, Class FA (LIBOR USD 1-Month plus 0.30%)

2.74%	10/25/21	[1]	9,023,614	8,974,300

Fannie Mae-Aces, Series 2015-M10, Class A2

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

3.09%	04/25/27	[8]	$122,515,000	$127,885,414

Fannie Mae-Aces, Series 2016-M13, Class FA (LIBOR USD 1-Month plus 0.67%)

3.11%	11/25/23	[1]	27,799,978	27,825,554

Fannie Mae-Aces, Series 2017-M13, Class A2

3.04%	09/25/27	[8]	100,000,000	103,392,285

Fannie Mae-Aces, Series 2018-M1, Class A2

3.09%	12/25/27	[8]	810,000	842,474

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class A2

3.92%	09/25/28	[8]	180,000,000	200,985,822

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K083, Class A2

4.05%	09/25/28	[8]	175,000,000	197,066,800

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K084, Class A2

3.78%	10/25/28	[8]	199,335,000	220,137,979

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K154, Class A2

3.42%	04/25/32		750,000	793,129

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K154, Class A3

3.46%	11/25/32		72,550,000	78,284,279

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K157, Class A3

3.99%	08/25/33	[8]	250,000	283,214

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF03, Class A (LIBOR USD 1-Month plus 0.34%)

2.77%	01/25/21	[1]	73,015	73,208

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF15, Class A (LIBOR USD 1-Month plus 0.67%)

3.10%	02/25/23	[1]	48,781,468	48,867,397

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A (LIBOR USD 1-Month plus 0.55%)

2.98%	03/25/23	[1]	10,268,416	10,273,704

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSW1, Class A

See accompanying notes to Schedule of Portfolio Investments.
134 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.58%)

3.01%	02/25/26	[1]	$6,816,993	$6,808,949

NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A (LIBOR USD 1-Month plus 0.53%)

2.89%	03/09/21	[1]	1,350,374	1,351,037

				1,035,789,046

U.S. Agency Mortgage-Backed — 28.05%

Fannie Mae Pool (TBA)

2.50%	07/01/34		125,950,000	126,815,906

3.50%	07/01/34		42,875,000	44,258,612

4.50%	07/01/49		39,225,000	40,986,268

5.00%	07/01/49		200,175,000	211,575,597

Fannie Mae Pool 190375

5.50%	11/01/36		852,608	947,083

Fannie Mae Pool 190396

4.50%	06/01/39		12,976	13,933

Fannie Mae Pool 254232

6.50%	03/01/22		8,315	8,661

Fannie Mae Pool 313182

7.50%	10/01/26		1,158	1,250

Fannie Mae Pool 394854

6.50%	05/01/27		959	1,065

Fannie Mae Pool 467243

4.55%	01/01/21		2,416,874	2,478,320

Fannie Mae Pool 468128

4.33%	07/01/21		1,889,325	1,973,981

Fannie Mae Pool 468587

3.84%	08/01/21		622,485	640,243

Fannie Mae Pool 545191

7.00%	09/01/31		3,237	3,595

Fannie Mae Pool 545756

7.00%	06/01/32		772	895

Fannie Mae Pool 606108

7.00%	03/01/31		2,631	2,645

Fannie Mae Pool 613142

7.00%	11/01/31		9,260	10,719

Fannie Mae Pool 625666

7.00%	01/01/32		8,921	10,017

Fannie Mae Pool 633698

7.50%	02/01/31		32,251	37,798

Fannie Mae Pool 655928

7.00%	08/01/32		140,363	166,931

Fannie Mae Pool 725257

5.50%	02/01/34		937,554	1,041,159

Fannie Mae Pool 734830

4.50%	08/01/33		13,603	14,463

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae Pool 734922

4.50%	09/01/33		$2,053,831	$2,197,038

Fannie Mae Pool 735207

7.00%	04/01/34		19,462	22,540

Fannie Mae Pool 735224

5.50%	02/01/35		3,878,533	4,310,489

Fannie Mae Pool 735646

4.50%	07/01/20		83,053	84,810

Fannie Mae Pool 735651

4.50%	06/01/35		4,608,543	4,873,249

Fannie Mae Pool 735686

6.50%	12/01/22		1,182	1,226

Fannie Mae Pool 740297

5.50%	10/01/33		1,968	2,186

Fannie Mae Pool 745147

4.50%	12/01/35		28,457	30,539

Fannie Mae Pool 745592

5.00%	01/01/21		16	16

Fannie Mae Pool 753168

4.50%	12/01/33		7,376	7,900

Fannie Mae Pool 815422

4.50%	02/01/35		33,342	35,655

Fannie Mae Pool 817611 (LIBOR USD 6-Month plus 1.58%)

4.20%	11/01/35	[1]	184,337	194,925

Fannie Mae Pool 839109 (LIBOR USD 12-Month plus 1.91%)

4.79%	11/01/35	[1]	3,995	4,159

Fannie Mae Pool 844773 (LIBOR USD 12-Month plus 1.59%)

4.55%	12/01/35	[1]	5,110	5,325

Fannie Mae Pool 888412

7.00%	04/01/37		247,958	276,871

Fannie Mae Pool 889125

5.00%	12/01/21		219,302	220,546

Fannie Mae Pool 889184

5.50%	09/01/36		3,668,992	4,077,608

Fannie Mae Pool 918445 (LIBOR USD 12-Month plus 1.57%)

4.57%	05/01/37	[1]	6,930	7,261

Fannie Mae Pool 933033

6.50%	10/01/37		117,950	130,534

Fannie Mae Pool AB1613

4.00%	10/01/40		35,870,441	38,264,011

Fannie Mae Pool AB1803

4.00%	11/01/40		40,467,382	43,344,742

Fannie Mae Pool AB2127

3.50%	01/01/26		18,163,793	18,916,433

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 135

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae Pool AB3679

3.50%	10/01/41	$14,298,611	$14,725,999

Fannie Mae Pool AB3864

3.50%	11/01/41	11,802,357	12,304,209

Fannie Mae Pool AB4045

3.50%	12/01/41	12,540,400	13,065,482

Fannie Mae Pool AB4262

3.50%	01/01/32	8,138,570	8,446,508

Fannie Mae Pool AB9703

3.50%	06/01/43	31,867,151	33,022,644

Fannie Mae Pool AC8279

4.50%	08/01/39	19,679	21,127

Fannie Mae Pool AD0849

4.25%	02/01/20	15,011,637	15,140,896

Fannie Mae Pool AE0482

5.50%	01/01/38	9,151,417	9,956,868

Fannie Mae Pool AE0600

3.85%	11/01/20	15,138,203	15,455,536

Fannie Mae Pool AE0605

4.65%	07/01/20	4,964,537	5,041,124

Fannie Mae Pool AE0918

3.67%	10/01/20	2,304,707	2,304,896

Fannie Mae Pool AH3780

4.00%	02/01/41	16,044,754	17,062,543

Fannie Mae Pool AJ1404

4.00%	09/01/41	23,805,042	25,289,362

Fannie Mae Pool AL0209

4.50%	05/01/41	24,051,003	26,282,568

Fannie Mae Pool AL0290

4.45%	04/01/21	17,344,828	18,053,828

Fannie Mae Pool AL0834

4.07%	10/01/21	19,221,755	20,028,195

Fannie Mae Pool AL0851

6.00%	10/01/40	15,240,563	17,289,505

Fannie Mae Pool AL1445

4.36%	11/01/21	59,965,029	61,726,793

Fannie Mae Pool AL2669

4.46%	09/01/21	14,287,374	14,587,949

Fannie Mae Pool AL4597

4.00%	01/01/44	60,983,538	65,338,720

Fannie Mae Pool AL6829

2.96%	05/01/27	2,285,252	2,378,345

Fannie Mae Pool AL8037

4.50%	07/01/34	261,681	278,641

Fannie Mae Pool AL8356

4.50%	07/01/34	692,263	737,057

Fannie Mae Pool AL8960

4.50%	05/01/46	61,712,112	65,641,787

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae Pool AL9106

4.50%	02/01/46	$79,735,275	$84,812,620

Fannie Mae Pool AL9217

3.50%	10/01/46	40,457,400	42,063,915

Fannie Mae Pool AL9472

4.00%	10/01/43	11,564,340	12,206,480

Fannie Mae Pool AL9722

4.50%	08/01/46	270,041,832	287,237,429

Fannie Mae Pool AL9846

4.50%	02/01/47	270,187,076	287,391,922

Fannie Mae Pool AM1445

1.56%	11/01/19	640,801	639,636

Fannie Mae Pool AM4869

4.07%	12/01/25	1,813,901	1,998,731

Fannie Mae Pool AM6057

3.44%	08/01/26	6,750,000	7,290,071

Fannie Mae Pool AM6667

3.39%	09/01/26	3,461,000	3,700,313

Fannie Mae Pool AM7016

3.47%	10/01/29	4,931,179	5,280,271

Fannie Mae Pool AM8036

2.66%	03/01/27	1,965,000	2,003,319

Fannie Mae Pool AM8709

2.82%	04/01/27	6,256,923	6,453,815

Fannie Mae Pool AM8765

2.83%	06/01/27	4,000,000	4,126,775

Fannie Mae Pool AM8958

2.97%	06/01/30	5,500,000	5,651,505

Fannie Mae Pool AM8969

3.27%	07/01/30	12,691,000	13,387,083

Fannie Mae Pool AM9440

3.05%	07/01/27	47,705,000	49,959,119

Fannie Mae Pool AM9602

3.57%	08/01/27	1,727,171	1,868,232

Fannie Mae Pool AM9623

3.34%	07/01/30	1,420,000	1,507,497

Fannie Mae Pool AM9749

3.48%	11/01/30	5,359,155	5,736,243

Fannie Mae Pool AM9954

3.22%	11/01/27	3,165,688	3,352,776

Fannie Mae Pool AN0153

3.36%	11/01/30	10,528,289	11,187,192

Fannie Mae Pool AN0154

3.36%	11/01/30	14,927,094	15,861,292

Fannie Mae Pool AN0648

3.28%	01/01/28	13,822,524	14,699,224

Fannie Mae Pool AN1161

3.05%	04/01/28	435,000	454,946

See accompanying notes to Schedule of Portfolio Investments.
136 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae Pool AN1210

2.85%	05/01/31		$5,970,101	$6,071,285

Fannie Mae Pool AN1427

2.96%	04/01/28		4,078,500	4,245,556

Fannie Mae Pool AN1482

3.03%	05/01/31		5,348,065	5,524,868

Fannie Mae Pool AN2228

2.52%	08/01/26		15,985,000	16,173,487

Fannie Mae Pool AN2248

2.48%	08/01/26		51,160,000	51,629,931

Fannie Mae Pool AN2270

2.51%	08/01/26		2,595,200	2,631,522

Fannie Mae Pool AN2271

2.33%	08/01/26		2,152,000	2,155,744

Fannie Mae Pool AN2371

2.18%	09/01/26		35,567,619	35,428,419

Fannie Mae Pool AN3097

2.54%	11/01/28		25,120,000	25,244,032

Fannie Mae Pool AN3574

2.34%	11/01/26		28,210,000	28,163,281

Fannie Mae Pool AN3597 (LIBOR USD 1-Month plus 0.64%)

3.04%	11/01/26	[1]	23,520,000	23,498,634

Fannie Mae Pool AN4429

3.22%	01/01/27		23,130,000	24,527,230

Fannie Mae Pool AN4435

3.22%	01/01/27		29,420,000	31,197,195

Fannie Mae Pool AN5718

3.24%	06/01/29		3,805,000	4,023,496

Fannie Mae Pool AN5719

3.24%	06/01/29		3,405,000	3,600,527

Fannie Mae Pool AN6168

3.13%	07/01/32		200,000	208,011

Fannie Mae Pool AN6459

3.21%	08/01/29		777,033	820,826

Fannie Mae Pool AN9814

3.63%	08/01/28		134,729,153	145,893,841

Fannie Mae Pool AN9827

3.62%	08/01/28		37,930,000	41,414,599

Fannie Mae Pool AS8605

3.00%	01/01/32		297,906	304,803

Fannie Mae Pool AS8663

4.50%	01/01/47		47,840,034	50,440,006

Fannie Mae Pool AS9830

4.00%	06/01/47		205,462,583	214,292,995

Fannie Mae Pool AS9972

4.00%	07/01/47		177,483,813	185,111,748

Fannie Mae Pool AU3739

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

3.50%	08/01/43	$42,202,578	$44,206,299

Fannie Mae Pool BD2450

3.50%	01/01/47	176,376	181,909

Fannie Mae Pool BL0242

3.82%	11/01/30	250,000	278,218

Fannie Mae Pool BL0654

3.78%	01/01/29	39,164,000	42,995,424

Fannie Mae Pool BL0690

3.90%	12/01/30	17,950,000	20,114,662

Fannie Mae Pool BL0691

3.90%	12/01/30	34,968,000	39,184,931

Fannie Mae Pool BL0702

3.86%	11/01/28	39,100,000	43,545,447

Fannie Mae Pool BL0718

3.81%	01/01/29	42,300,000	47,058,885

Fannie Mae Pool BL0937

3.83%	12/01/28	94,158,652	103,113,164

Fannie Mae Pool BM4299

3.00%	03/01/30	74,175,436	75,817,280

Fannie Mae Pool BM4304

3.00%	02/01/30	105,886,141	108,229,888

Fannie Mae Pool BM5164

4.00%	11/01/48	120,439,568	125,535,186

Fannie Mae Pool CA1187

3.50%	02/01/48	204,502,026	210,904,076

Fannie Mae Pool CA1711

4.50%	05/01/48	43,952,577	46,231,395
Fannie Mae Pool CA2208

4.50%	08/01/48	106,549,296	111,748,934

Fannie Mae Pool CA2327

4.00%	09/01/48	68,444,741	72,556,079

Fannie Mae Pool FN0001

3.77%	12/01/20	31,493,190	32,113,426

Fannie Mae Pool MA1146

4.00%	08/01/42	61,671,218	64,938,818

Fannie Mae Pool MA1177

3.50%	09/01/42	71,094,960	73,662,558

Fannie Mae Pool MA1404

3.50%	04/01/43	5,463	5,662

Fannie Mae Pool MA1527

3.00%	08/01/33	66,628,340	68,037,705

Fannie Mae Pool MA1561

3.00%	09/01/33	41,740,852	42,623,781

Fannie Mae Pool MA1582

3.50%	09/01/43	21,230,054	22,001,085

Fannie Mae Pool MA1584

3.50%	09/01/33	67,383,717	69,975,214

Fannie Mae Pool MA1608

See accompanying notes to Schedule of Portfolio Investments.
June 2019 /137

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

3.50%	10/01/33		$46,340,809	$48,123,021

Fannie Mae Pool MA2960

4.00%	04/01/47		113,391,133	118,108,993

Fannie Mae Pool MA3027

4.00%	06/01/47		84,399,077	87,910,666

Fannie Mae Pool MA3029

3.00%	06/01/32		65,353,777	66,686,146

Fannie Mae Pool MA3182

3.50%	11/01/47		123,119,159	126,867,498

Fannie Mae Pool MA3210

3.50%	12/01/47		216,656,667	223,252,852

Fannie Mae Pool MA3238

3.50%	01/01/48		177,791,471	183,140,811

Fannie Mae Pool MA3276

3.50%	02/01/48		75,778,526	78,059,174

Fannie Mae Pool MA3305

3.50%	03/01/48		86,105,313	88,613,399

Fannie Mae Pool MA3332

3.50%	04/01/48		282,456,680	290,850,425

Fannie Mae Pool MA3364

3.50%	05/01/33		35,297,121	36,500,792

Fannie Mae Pool MA3537

4.50%	12/01/48		93,734,489	98,003,328

Fannie Mae REMICS, Series 1991-65, Class Z

6.50%	06/25/21		932	950

Fannie Mae REMICS, Series 1992-123, Class Z

7.50%	07/25/22		490	515

Fannie Mae REMICS, Series 1993-132, Class D (PO)

0.00%	10/25/22	[9]	18,585	17,997

Fannie Mae REMICS, Series 1993-29, Class PK

7.00%	03/25/23		1,885	1,962

Fannie Mae REMICS, Series 1994-55, Class H

7.00%	03/25/24		8,584	9,350

Fannie Mae REMICS, Series 1997-34, Class SA (Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)

6.34%	10/25/23	[1]	2,365	2,835

Fannie Mae REMICS, Series 1998-37, Class VZ

6.00%	06/17/28		6,257	6,596

Fannie Mae REMICS, Series 1999-11, Class Z

5.50%	03/25/29		34,160	35,170

Fannie Mae REMICS, Series 2001-52, Class YZ

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

6.50%	10/25/31		$117,735	$134,703

Fannie Mae REMICS, Series 2005-104, Class NI (IO) (-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)

4.30%	03/25/35	[1]	5,322,560	170,086

Fannie Mae REMICS, Series 2005-117, Class LC

5.50%	11/25/35		5,797,002	6,056,233

Fannie Mae REMICS, Series 2005-122, Class SG (IO) (-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)

4.20%	11/25/35	[1]	70,750	9,167

Fannie Mae REMICS, Series 2005-92, Class US (IO) (-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)

3.70%	10/25/25	[1]	4,877,676	410,836

Fannie Mae REMICS, Series 2006-4, Class WE

4.50%	02/25/36		74,702	81,426

Fannie Mae REMICS, Series 2006-49, Class SE (-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)

19.38%	04/25/36	[1]	2,136,709	3,251,762

Fannie Mae REMICS, Series 2007-17, Class SI (IO) (-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)

4.00%	03/25/37	[1]	1,692,645	216,646

Fannie Mae REMICS, Series 2007-34, Class SB (IO) (-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)

3.71%	04/25/37	[1]	3,695,033	645,478

Fannie Mae REMICS, Series 2007-64, Class FA (LIBOR USD 1-Month plus 0.47%)

2.87%	07/25/37	[1]	5,194	5,213

Fannie Mae REMICS, Series 2008-24, Class NA

6.75%	06/25/37		492,895	553,247

Fannie Mae REMICS, Series 2010-116, Class SE (IO) (-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)

4.20%	10/25/40	[1]	4,804,122	653,090

Fannie Mae REMICS, Series 2010-135, Class EA

3.00%	01/25/40		11,249	11,376

Fannie Mae REMICS, Series 2010-17, Class SB (IO) (-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)

3.95%	03/25/40	[1]	8,609,521	1,405,898

Fannie Mae REMICS, Series 2010-43, Class KS (IO)

See accompanying notes to Schedule of Portfolio Investments.
138 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)

4.02%	05/25/40	[1]	$15,287,914	$2,936,284

Fannie Mae REMICS, Series 2011-101, Class HE

4.00%	10/25/41		10,100,000	11,072,117

Fannie Mae REMICS, Series 2011-111, Class DB

4.00%	11/25/41		24,977,334	26,413,961

Fannie Mae REMICS, Series 2011-2, Class PD

4.00%	12/25/39		29,427	29,696

Fannie Mae REMICS, Series 2012-84, Class VZ

3.50%	08/25/42		9,487,040	9,881,393

Fannie Mae REMICS, Series 2013-101, Class BO (PO)

0.00%	10/25/43	[9]	22,086,081	19,001,514

Fannie Mae REMICS, Series 2013-101, Class CO (PO)

0.00%	10/25/43	[9]	13,603,812	11,532,388

Fannie Mae REMICS, Series 2018-29, Class AP

3.50%	11/25/46		261,349,371	268,728,388

Fannie Mae REMICS, Series 2018-55, Class PA

3.50%	01/25/47		75,393,225	77,628,668

Fannie Mae REMICS, Series 2018-86, Class JA

4.00%	05/25/47		6,431,587	6,775,238

Fannie Mae REMICS, Series 2018-94, Class KD

3.50%	12/25/48		32,184,632	33,132,864

Fannie Mae REMICS, Series 2019-1, Class AB

3.50%	02/25/49		5,408,896	5,580,307

Fannie Mae REMICS, Series 2019-1,
Class KP

3.25%	02/25/49		14,272,485	14,454,688

Fannie Mae REMICS, Series 2019-26, Class JE

3.00%	06/25/49		24,010,983	24,203,873

Fannie Mae REMICS, Series G92-36, Class Z

7.00%	07/25/22		24	25

Fannie Mae REMICS, Series G93-21, Class Z

7.20%	05/25/23		1,982	2,105

Fannie Mae Trust, Series 2003-W2, Class 2A9

5.90%	07/25/42		27,907	31,375

Freddie Mac Gold Pool A24156

6.50%	10/01/31		188,463	209,315

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac Gold Pool A25162

5.50%	05/01/34	$1,916,661	$2,130,605

Freddie Mac Gold Pool A39012

5.50%	06/01/35	41,647	46,461

Freddie Mac Gold Pool A54856

5.00%	01/01/34	3,946,429	4,289,330

Freddie Mac Gold Pool A61164

5.00%	04/01/36	12,627	13,731

Freddie Mac Gold Pool A97038

4.00%	02/01/41	13,071,468	13,968,449

Freddie Mac Gold Pool C01492

5.00%	02/01/33	631,227	685,208

Freddie Mac Gold Pool C04546

3.00%	02/01/43	20,535,175	20,969,759

Freddie Mac Gold Pool C04573

3.00%	03/01/43	25,539,828	26,031,193

Freddie Mac Gold Pool C46104

6.50%	09/01/29	15,677	17,411

Freddie Mac Gold Pool C55789

7.50%	10/01/27	6,289	6,813

Freddie Mac Gold Pool C90573

6.50%	08/01/22	32,895	34,807

Freddie Mac Gold Pool E02402

6.00%	10/01/22	8,689	8,973

Freddie Mac Gold Pool G00992

7.00%	11/01/28	697	777

Freddie Mac Gold Pool G01515

5.00%	02/01/33	626,948	679,813

Freddie Mac Gold Pool G02579

5.00%	12/01/34	919,184	1,005,533

Freddie Mac Gold Pool G02884

6.00%	04/01/37	2,395,346	2,737,206

Freddie Mac Gold Pool G02955

5.50%	03/01/37	3,552,852	3,919,734

Freddie Mac Gold Pool G03357

5.50%	08/01/37	1,409,988	1,578,246

Freddie Mac Gold Pool G03676

5.50%	12/01/37	2,446,844	2,666,168

Freddie Mac Gold Pool G03783

5.50%	01/01/38	1,770,589	1,952,874

Freddie Mac Gold Pool G03985

6.00%	03/01/38	21,015	24,183

Freddie Mac Gold Pool G04438

5.50%	05/01/38	4,953,689	5,436,567

Freddie Mac Gold Pool G04703

5.50%	08/01/38	4,402,856	4,809,093

Freddie Mac Gold Pool G04706

5.50%	09/01/38	184,585	205,524

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 139

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac Gold Pool G05866

4.50%	02/01/40	$18,247,201	$19,919,369

Freddie Mac Gold Pool G06361

4.00%	03/01/41	24,700	26,255

Freddie Mac Gold Pool G06498

4.00%	04/01/41	24,815,658	26,488,925

Freddie Mac Gold Pool G06499

4.00%	03/01/41	11,865,491	12,541,981

Freddie Mac Gold Pool G07408

3.50%	06/01/43	23,108,474	24,181,962

Freddie Mac Gold Pool G07786

4.00%	08/01/44	221,807,748	236,763,778

Freddie Mac Gold Pool G07848

3.50%	04/01/44	114,811,137	119,806,856

Freddie Mac Gold Pool G07849

3.50%	05/01/44	16,473,814	17,148,804

Freddie Mac Gold Pool G07924

3.50%	01/01/45	23,945,122	24,933,720

Freddie Mac Gold Pool G07925

4.00%	02/01/45	14,354,703	15,320,713

Freddie Mac Gold Pool G08676

3.50%	11/01/45	88,177,656	91,084,045

Freddie Mac Gold Pool G08681

3.50%	12/01/45	58,172,058	60,089,490

Freddie Mac Gold Pool G08710

3.00%	06/01/46	287,400,787	291,932,322

Freddie Mac Gold Pool G08711

3.50%	06/01/46	25,569,889	26,373,227

Freddie Mac Gold Pool G08715

3.00%	08/01/46	410,963,072	417,442,850

Freddie Mac Gold Pool G08721

3.00%	09/01/46	41,834,465	42,494,082

Freddie Mac Gold Pool G08722

3.50%	09/01/46	111,793,574	115,441,794

Freddie Mac Gold Pool G08726

3.00%	10/01/46	448,014,960	454,638,476

Freddie Mac Gold Pool G08727

3.50%	10/01/46	90,976,566	93,936,485

Freddie Mac Gold Pool G08732

3.00%	11/01/46	266,230,330	270,166,316

Freddie Mac Gold Pool G08737

3.00%	12/01/46	156,042,158	158,349,107

Freddie Mac Gold Pool G08741

3.00%	01/01/47	154,040,050	156,317,399

Freddie Mac Gold Pool G08742

3.50%	01/01/47	140,043,987	144,614,177

Freddie Mac Gold Pool G08747

3.00%	02/01/47	50,032,308	50,771,993

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac Gold Pool G08757

3.50%	04/01/47	$71,126,142	$73,381,346

Freddie Mac Gold Pool G08762

4.00%	05/01/47	57,704,557	60,143,323

Freddie Mac Gold Pool G08791

3.00%	12/01/47	291,826,913	295,408,797

Freddie Mac Gold Pool G08826

5.00%	06/01/48	47,438,008	50,211,854

Freddie Mac Gold Pool G08833

5.00%	07/01/48	25,463,322	26,944,152

Freddie Mac Gold Pool G08838

5.00%	09/01/48	14,131,720	14,941,079

Freddie Mac Gold Pool G08840

5.00%	08/01/48	5,079,342	5,374,355

Freddie Mac Gold Pool G08843

4.50%	10/01/48	38,760,437	40,560,546

Freddie Mac Gold Pool G08844

5.00%	10/01/48	42,203,697	44,654,930

Freddie Mac Gold Pool G08849

5.00%	11/01/48	16,945,213	17,917,760

Freddie Mac Gold Pool G11707

6.00%	03/01/20	4,752	4,755

Freddie Mac Gold Pool G12393

5.50%	10/01/21	855,817	872,022

Freddie Mac Gold Pool G12399

6.00%	09/01/21	553	566

Freddie Mac Gold Pool G12824

6.00%	08/01/22	714,595	742,859

Freddie Mac Gold Pool G12909

6.00%	11/01/22	1,824,263	1,902,903

Freddie Mac Gold Pool G13032

6.00%	09/01/22	262,933	270,428

Freddie Mac Gold Pool G13058

4.50%	10/01/20	5,217	5,242

Freddie Mac Gold Pool G16085

2.50%	02/01/32	5,545,015	5,598,246

Freddie Mac Gold Pool G16524

3.50%	05/01/33	54,301,964	56,511,638

Freddie Mac Gold Pool G16584

3.50%	08/01/33	12,411,306	12,840,247

Freddie Mac Gold Pool G16607

3.50%	09/01/33	110,884,534	115,422,813

Freddie Mac Gold Pool G16623

2.50%	09/01/32	51,626,262	52,128,107

Freddie Mac Gold Pool G16755

3.50%	02/01/34	129,147,846	133,707,133

Freddie Mac Gold Pool G16756

3.50%	01/01/34	9,882,172	10,291,696

See accompanying notes to Schedule of Portfolio Investments.
140 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac Gold Pool G18596

3.00%	04/01/31	$ 66,107,946	$ 67,536,861

Freddie Mac Gold Pool G18691

3.00%	06/01/33	32,891,281	33,556,971

Freddie Mac Gold Pool G18692

3.50%	06/01/33	54,217,657	56,091,799

Freddie Mac Gold Pool G18713

3.50%	11/01/33	71,590,059	74,032,096

Freddie Mac Gold Pool G60023

3.50%	04/01/45	20,472,456	21,389,558

Freddie Mac Gold Pool G60080

3.50%	06/01/45	243,263,078	253,382,457

Freddie Mac Gold Pool G60138

3.50%	08/01/45	170,519,299	178,154,667

Freddie Mac Gold Pool G60238

3.50%	10/01/45	74,904,314	78,020,221

Freddie Mac Gold Pool G67700

3.50%	08/01/46	55,147,957	57,390,328

Freddie Mac Gold Pool G67703

3.50%	04/01/47	550,102,404	572,298,211

Freddie Mac Gold Pool G67706

3.50%	12/01/47	294,150,657	305,927,272

Freddie Mac Gold Pool G67707

3.50%	01/01/48	637,049,782	664,371,255

Freddie Mac Gold Pool G67708

3.50%	03/01/48	731,633,579	760,010,719

Freddie Mac Gold Pool G67709

3.50%	03/01/48	476,072,746	494,984,022

Freddie Mac Gold Pool G67710

3.50%	03/01/48	503,273,152	520,905,830

Freddie Mac Gold Pool G67711

4.00%	03/01/48	133,574,668	141,621,259

Freddie Mac Gold Pool G67713

4.00%	06/01/48	198,104,098	208,803,845

Freddie Mac Gold Pool G67717

4.00%	11/01/48	189,954,587	201,397,527

Freddie Mac Gold Pool G67718

4.00%	01/01/49	309,259,779	325,923,816

Freddie Mac Gold Pool H00790

5.50%	05/01/37	16,595	18,100

Freddie Mac Gold Pool H05069

5.50%	05/01/37	505,663	551,684

Freddie Mac Gold Pool Q05804

4.00%	01/01/42	40,837,357	43,795,121

Freddie Mac Gold Pool U99097

3.50%	07/01/43	70,675,198	73,275,603

Freddie Mac Gold Pool V62078

3.50%	08/01/33	12,452,977	12,961,935

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac Gold Pool V62129

3.50%	08/01/33		$26,475,380	$27,494,552

Freddie Mac Gold Pool V80356

3.50%	08/01/43		42,940,665	44,809,121

Freddie Mac Pool ZT1403

3.50%	11/01/33		78,731,310	81,273,753

Freddie Mac REMICS, Series 1073,

Class G

7.00%	05/15/21		107	110
Freddie Mac REMICS, Series 1107,
Class ZC

6.50%	07/15/21		1,174	1,208
Freddie Mac REMICS, Series 165,
Class K

6.50%	09/15/21		6	6
Freddie Mac REMICS, Series 1980,
Class Z

7.00%	07/15/27		84,905	95,502
Freddie Mac REMICS, Series 1983,
Class Z

6.50%	12/15/23		29,284	30,850
Freddie Mac REMICS, Series 2098,
Class TZ

6.00%	01/15/28		337,053	367,166
Freddie Mac REMICS, Series 2174,
Class PN

6.00%	07/15/29		17,988	19,757
Freddie Mac REMICS, Series 2313,
Class LA

6.50%	05/15/31		8,994	10,373
Freddie Mac REMICS, Series 2433,
Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)

14.70%	02/15/32	[1]	9,853	14,286
Freddie Mac REMICS, Series 2481,
Class AW

6.50%	08/15/32		38,396	41,678
Freddie Mac REMICS, Series 2642,
Class BW (IO)

5.00%	06/15/23		2,512	19
Freddie Mac REMICS, Series 2649,
Class PC

5.50%	07/15/33		925	928
Freddie Mac REMICS, Series 3019,
Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)

4.81%	08/15/35	[1]	1,533,211	323,651
Freddie Mac REMICS, Series 3063,
Class YG

5.50%	11/15/35		3,964,931	4,427,177
Freddie Mac REMICS, Series 3300,
Class SA (IO)

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 141

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)

4.81%	08/15/35	[1]	$677,867	$119,924

Freddie Mac REMICS, Series 3707,

Class EI (IO)

5.00%	12/15/38		10,857,600	797,390
Freddie Mac REMICS, Series 3730,
Class JG

3.00%	09/15/39		13,001	13,115
Freddie Mac REMICS, Series 3752,
Class XL

4.50%	11/15/40		66,277,000	70,975,612
Freddie Mac REMICS, Series 3891,
Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)

3.56%	07/15/41	[1]	7,084,325	633,417
Freddie Mac REMICS, Series 3904,
Class JB

4.50%	08/15/41		18,155,000	19,868,396
Freddie Mac REMICS, Series 3925,
Class LB

4.50%	09/15/41		9,215,000	10,760,078
Freddie Mac REMICS, Series 3928,
Class JD

4.00%	09/15/41		32,095,702	34,447,858
Freddie Mac REMICS, Series 4102,
Class TC

2.50%	09/15/41		17,026,965	17,104,514
Freddie Mac REMICS, Series 4161,
Class BA

2.50%	12/15/41		26,051,627	26,348,059
Freddie Mac REMICS, Series 4818,
Class CA

3.00%	04/15/48		7,741,696	7,846,208
Freddie Mac REMICS, Series 4846,
Class PA

4.00%	06/15/47		2,927,594	3,061,057
Freddie Mac REMICS, Series 4852,
Class CA

4.00%	11/15/47		78,827,346	82,700,273
Freddie Mac REMICS, Series 4860,
Class BH

3.50%	10/15/48		54,251,482	55,374,091
Freddie Mac REMICS, Series 4860,
Class PA

3.50%	02/15/49		15,878,942	16,293,071
Freddie Mac REMICS, Series 4879,
Class BC

3.00%	04/15/49		8,312,815	8,452,623
Freddie Mac REMICS, Series 4896,
Class DA

3.00%	01/15/49		5,890,000	5,904,725

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips, Series 309,
Class PO (PO)

0.00%	08/15/43	[9]	$32,235,121	$27,761,723
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)

2.89%	11/15/43	[1]	6,109,966	6,124,230
Ginnie Mae I Pool 782817

4.50%	11/15/39		19,147,106	20,441,880
Ginnie Mae II Pool (TBA)

4.50%	09/20/48		291,450,000	303,722,777

4.50%	07/20/49		295,220,000	307,763,975

5.00%	07/20/49		26,025,000	27,208,833
Ginnie Mae II Pool 2631

7.00%	08/20/28		2,048	2,304
Ginnie Mae II Pool 3388

4.50%	05/20/33		5,501	5,777
Ginnie Mae II Pool 3427

4.50%	08/20/33		1,929	2,029
Ginnie Mae II Pool 3554

4.50%	05/20/34		1,912	2,011
Ginnie Mae II Pool 4058

5.00%	12/20/37		1,168	1,232
Ginnie Mae II Pool 4342

5.00%	01/20/39		1,650	1,792
Ginnie Mae II Pool 4520

5.00%	08/20/39		32,241	34,543
Ginnie Mae II Pool 5175

4.50%	09/20/41		10,520	11,229
Ginnie Mae II Pool 5281

4.50%	01/20/42		20,479	21,857
Ginnie Mae II Pool 783591

4.50%	07/20/41		27,147	28,973
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)

3.75%	07/20/34	[1]	15,705	16,247
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)

4.00%	03/20/35	[1]	23,130	23,369
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)

3.75%	08/20/35	[1]	27,960	29,197
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)

4.13%	10/20/35	[1]	23,655	24,647
Ginnie Mae II Pool 8631

See accompanying notes to Schedule of Portfolio Investments.
142 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

3.63%	05/20/25	[1]	$4,532	$4,647

Ginnie Mae II Pool 8644

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

3.63%	06/20/25	[1]	6,345	6,450

Ginnie Mae II Pool MA0627

4.50%	12/20/42		82,682	88,283

Ginnie Mae II Pool MA0701

4.50%	01/20/43		101,630	107,970

Ginnie Mae II Pool MA1997

4.50%	06/20/44		23,017	24,563

Ginnie Mae II Pool MA2374

5.00%	11/20/44		569,941	610,791

Ginnie Mae II Pool MA2756

4.50%	04/20/45		50,619	53,851

Ginnie Mae II Pool MA2828

4.50%	05/20/45		2,167,650	2,270,946

Ginnie Mae II Pool MA2894

4.50%	06/20/45		831,893	878,156

Ginnie Mae II Pool MA3036

4.50%	08/20/45		91,107	96,458

Ginnie Mae II Pool MA3456

4.50%	02/20/46		601,471	632,758

Ginnie Mae II Pool MA3521

3.50%	03/20/46		81,980,045	85,068,594

Ginnie Mae II Pool MA3524

5.00%	03/20/46		24,631	26,707

Ginnie Mae II Pool MA3597

3.50%	04/20/46		206,701,717	214,489,081

Ginnie Mae II Pool MA3600

5.00%	04/20/46		15,083,005	16,495,029

Ginnie Mae II Pool MA3663

3.50%	05/20/46		60,253,993	62,524,027

Ginnie Mae II Pool MA3665

4.50%	05/20/46		249,724	264,796

Ginnie Mae II Pool MA3666

5.00%	05/20/46		8,696,678	9,512,326

Ginnie Mae II Pool MA3738

4.50%	06/20/46		1,056,695	1,120,468

Ginnie Mae II Pool MA3739

5.00%	06/20/46		5,013,220	5,466,224

Ginnie Mae II Pool MA3805

4.50%	07/20/46		8,704,952	9,230,306

Ginnie Mae II Pool MA3806

5.00%	07/20/46		383,503	416,976

Ginnie Mae II Pool MA3876

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

4.50%	08/20/46	$9,196,562	$9,751,585

Ginnie Mae II Pool MA3877

5.00%	08/20/46	1,857,036	1,994,243

Ginnie Mae II Pool MA3937

3.50%	09/20/46	47,926,129	49,626,879

Ginnie Mae II Pool MA3939

4.50%	09/20/46	4,812,817	5,243,495

Ginnie Mae II Pool MA4003

3.00%	10/20/46	25,081,483	25,662,210

Ginnie Mae II Pool MA4006

4.50%	10/20/46	5,413,030	5,739,713

Ginnie Mae II Pool MA4007

5.00%	10/20/46	10,747,781	11,797,636

Ginnie Mae II Pool MA4069

3.50%	11/20/46	149,441,477	154,706,106

Ginnie Mae II Pool MA4071

4.50%	11/20/46	16,129,439	17,233,571

Ginnie Mae II Pool MA4072

5.00%	11/20/46	2,686,737	2,942,870

Ginnie Mae II Pool MA4126

3.00%	12/20/46	416,802,997	426,323,236

Ginnie Mae II Pool MA4127

3.50%	12/20/46	155,203,728	160,711,427

Ginnie Mae II Pool MA4129

4.50%	12/20/46	47,029,624	50,260,444

Ginnie Mae II Pool MA4198

4.50%	01/20/47	425,144	443,890

Ginnie Mae II Pool MA4199

5.00%	01/20/47	8,817,817	9,685,014

Ginnie Mae II Pool MA4264

4.50%	02/20/47	135,659,247	143,222,221

Ginnie Mae II Pool MA4265

5.00%	02/20/47	2,412,488	2,592,964

Ginnie Mae II Pool MA4324

5.00%	03/20/47	13,200,484	14,167,649

Ginnie Mae II Pool MA4382

3.50%	04/20/47	113,063,642	117,007,563

Ginnie Mae II Pool MA4384

4.50%	04/20/47	7,025,780	7,419,056

Ginnie Mae II Pool MA4385

5.00%	04/20/47	22,299,143	23,639,587

Ginnie Mae II Pool MA4453

4.50%	05/20/47	374,745,244	395,637,209

Ginnie Mae II Pool MA4454

5.00%	05/20/47	52,245,160	55,618,705

Ginnie Mae II Pool MA4511

4.00%	06/20/47	24,427,741	25,492,264

Ginnie Mae II Pool MA4512

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 143

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

4.50%	06/20/47		$1,320,071	$1,393,964

Ginnie Mae II Pool MA4513

5.00%	06/20/47		1,042,734	1,111,374

Ginnie Mae II Pool MA4586

3.50%	07/20/47		191,644,000	198,328,985

Ginnie Mae II Pool MA4589

5.00%	07/20/47		52,233,471	55,671,852

Ginnie Mae II Pool MA4652

3.50%	08/20/47		1,354,103	1,401,337

Ginnie Mae II Pool MA4655

5.00%	08/20/47		61,460,268	65,513,927

Ginnie Mae II Pool MA4719

3.50%	09/20/47		192,997,555	199,729,755

Ginnie Mae II Pool MA4720

4.00%	09/20/47		496,554	517,932

Ginnie Mae II Pool MA4722

5.00%	09/20/47		1,180,894	1,258,663

Ginnie Mae II Pool MA4781

5.00%	10/20/47		15,874,508	16,920,681

Ginnie Mae II Pool MA4836

3.00%	11/20/47		385,834,118	394,561,007

Ginnie Mae II Pool MA4837

3.50%	11/20/47		460,989,391	477,069,766

Ginnie Mae II Pool MA4838

4.00%	11/20/47		165,723,552	172,802,931

Ginnie Mae II Pool MA4840

5.00%	11/20/47		4,377,337	4,665,187

Ginnie Mae II Pool MA4900

3.50%	12/20/47		29,819,441	30,859,612

Ginnie Mae II Pool MA4901

4.00%	12/20/47		114,541,606	119,383,340

Ginnie Mae II Pool MA4961

3.00%	01/20/48		1,075,246	1,100,507

Ginnie Mae II Pool MA4963

4.00%	01/20/48		202,464,936	210,915,863

Ginnie Mae II Pool MA5137

4.00%	04/20/48		86,978,705	90,452,699

Ginnie Mae II Pool MA5399

4.50%	08/20/48		19,207,377	20,072,452

Ginnie Mae II Pool MA5466

4.00%	09/20/48		31,909,898	33,108,770

Ginnie Mae II Pool MA5528

4.00%	10/20/48		156,540,946	162,422,277

Ginnie Mae II Pool MA5530

5.00%	10/20/48		36,312,194	38,003,717

Ginnie Mae, Series 2000-22, Class SG (IO) (-1.00 X LIBOR USD 1-Month plus 10.80%, 10.80% Cap)

8.41%	05/16/30	[1]	514	13

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Ginnie Mae, Series 2003-86, Class ZK

5.00%	10/20/33		$7,981,947	$8,569,789

Ginnie Mae, Series 2007-35, Class PY (IO) (-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)

4.36%	06/16/37	[1]	15,086,797	2,759,496

Ginnie Mae, Series 2009-106, Class SD (IO) (-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)

3.87%	03/20/36	[1]	12,423,943	1,376,266

Ginnie Mae, Series 2009-106, Class XI (IO) (-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)

4.42%	05/20/37	[1]	31,267,918	4,312,431

Ginnie Mae, Series 2009-124, Class SC (IO) (-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)

4.10%	12/20/39	[1]	5,152,140	1,029,133

Ginnie Mae, Series 2009-17, Class P

4.00%	08/16/38		9,285	9,395

Ginnie Mae, Series 2009-66, Class XS (IO) (-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)

4.41%	07/16/39	[1]	54,798	6,940

Ginnie Mae, Series 2009-8, Class PS (IO) (-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)

3.91%	08/16/38	[1]	86,938	8,046

Ginnie Mae, Series 2010-4, Class SL (IO) (-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)

4.01%	01/16/40	[1]	65,893	11,885

Ginnie Mae, Series 2010-4, Class SM (IO) (-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)

3.41%	01/16/40	[1]	11,980,594	1,876,083

Ginnie Mae, Series 2010-6, Class BS (IO) (-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)

4.11%	09/16/39	[1]	3,215,291	252,562

Ginnie Mae, Series 2011-146, Class EI (IO)

5.00%	11/16/41		151,485	30,781

Ginnie Mae, Series 2013-113, Class LY

3.00%	05/20/43		51,184,000	51,894,680

Ginnie Mae, Series 2018-124, Class NW

3.50%	09/20/48		2,133,828	2,198,468

Ginnie Mae, Series 2019-1, Class NP

3.50%	01/20/49		44,636,020	45,564,422

Ginnie Mae, Series 2019-15, Class GT

3.50%	02/20/49		38,773,528	39,894,273

Ginnie Mae, Series 2019-44, Class CA

3.50%	12/20/48		32,740,690	33,582,351

Ginnie Mae, Series 2019-71, Class PT

3.00%	06/20/49		26,335,000	26,573,674

NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A

See accompanying notes to Schedule of Portfolio Investments.
144 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

(LIBOR USD 1-Month plus 0.45%)

2.81%	10/07/20	[1]	$8,375,017	$8,382,799

NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A

(LIBOR USD 1-Month plus 0.56%)

2.92%	12/08/20	[1]	7,067,605	7,106,403

NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A

(LIBOR USD 1-Month plus 0.56%)

2.92%	12/08/20	[1]	18,725,651	18,789,786

				21,241,007,023

Total Mortgage-Backed (Cost $27,730,425,179)				28,365,389,140

MUNICIPAL BONDS — 0.61%*

California — 0.23%

Los Angeles Department of Water & Power, Build America Bonds, Series SY

6.01%	07/01/39		350,000	455,871

Los Angeles Department of Water & Power, Taxable Bonds, Series C

5.52%	07/01/27		12,625,000	15,328,770

Los Angeles Unified School District, Build America Bonds, Series KR

5.75%	07/01/34		2,765,000	3,533,228

Los Angeles Unified School District, Build America Bonds, Series RY

6.76%	07/01/34		12,165,000	16,696,706

San Jose Redevelopment Agency Successor Agency, Series A-T

3.18%	08/01/26		450,000	472,451

State of California, Build America Bonds

6.65%	03/01/22		4,245,000	4,668,693

7.95%	03/01/36		77,500,000	80,422,525

State of California, Build America Bonds, Various Purpose

7.50%	04/01/34		3,885,000	5,869,963

State of California, Taxable, Miscellaneous Revenue Bonds, Series B

2.19%	04/01/47		17,800,000	17,791,634

University of California, Taxable Revenue Bonds, Series AP

3.93%	05/15/45		30,040,000	31,826,178

				177,066,019

New Jersey — 0.00%

Jersey City Municipal Utilities Authority, Taxable Bonds, Series B

5.47%	05/15/27		400,000	452,788

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)

New Jersey (continued)

New Jersey Turnpike Authority, Taxable Bonds, Series F

3.73%	01/01/36	$300,000	$316,074

			768,862

New York — 0.37%

City of New York, Build America Bonds

4.77%	10/01/23	4,420,000	4,876,895

5.21%	10/01/31	6,420,000	7,658,225

5.52%	10/01/37	6,075,000	7,892,519

5.82%	10/01/31	220,000	229,387

5.99%	12/01/36	14,055,000	18,287,382

City of New York, Build America Bonds, Series F1

6.65%	12/01/31	46,470,000	49,283,759

Fiscal Year 2005 Securitization Corp., Special Obligation, Series B

4.93%	04/01/20	5,000	5,037

New York City Municipal Water Finance Authority, Build America Bonds, Series SE

6.49%	06/15/42	3,555,000	3,694,925

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-5

3.90%	05/01/31	15,000,000	16,297,200

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries FI

4.00%	08/01/33	6,450,000	6,941,877

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries SU

3.88%	08/01/31	3,135,000	3,387,336

New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds

5.51%	08/01/37	25,000,000	31,998,750

New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3

5.27%	05/01/27	13,135,000	15,548,556

New York City Water and Sewer Authority, Build America, Taxable Bonds

5.88%	06/15/44	5,505,000	7,787,428

New York City Water and Sewer Authority, Build America, Taxable Bonds, Series SE

6.01%	06/15/42	3,945,000	5,608,607

New York State Dormitory Authority, Taxable, Build America Bonds

5.43%	03/15/39	21,400,000	26,304,452

New York State Dormitory Authority, Build America Bonds

5.29%	03/15/33	44,990,000	54,329,924

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 145

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MUNICIPAL BONDS (continued)

NewYork (continued)
5.50%	03/15/30		$19,235,000	$22,883,302

				283,015,561

Texas — 0.01%
Texas Transportation Commission State Highway Fund, Build America Bonds, Series B
5.18%	04/01/30		3,075,000	3,717,644

Total Municipal Bonds
(Cost $447,449,047)				464,568,086

U.S. TREASURY SECURITIES — 28.47%

U.S. Treasury Bonds — 6.99%
U.S. Treasury Bonds
3.00%	02/15/49		206,275,000	226,596,312
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
1.00%	02/15/49	[10]	236,594,715	250,489,858
U.S. Treasury Bonds (WI)
2.88%	05/15/49		4,487,910,000	4,815,911,819

				5,292,997,989

U.S. Treasury Notes — 21.48%
U.S. Treasury Notes
1.63%	06/30/21		590,120,000	588,780,074
1.75%	06/30/24		3,659,240,000	3,658,532,303
2.00%	05/31/24		5,406,742,000	5,470,841,468
2.13%	05/31/21		2,686,025,000	2,704,744,472
2.25%	04/30/21		1,161,885,000	1,171,756,480
2.63%	02/15/29		236,043,000	249,004,622
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	07/15/24	[10]	12,618,914	12,601,947
0.38%	07/15/25	[10]	168,872,263	170,793,146
0.50%	04/15/24	[10]	210,196,638	212,874,259
0.88%	01/15/29	[10]	540,718,357	569,389,904
U.S. Treasury Notes (WI)
2.38%	05/15/29		1,408,053,000	1,455,454,668

				16,264,773,343

Total U.S. Treasury Securities (Cost $21,166,585,971)				21,557,771,332

Total Bonds – 97.49% (Cost $72,036,376,035)				73,822,611,610

Issues		Shares	Value

COMMON STOCK — 0.01%

Electric — 0.01%
Homer City Holdings LLC[2,4,5,6]		1,180,703	$10,035,975

Total Common Stock (Cost $65,187,440)

Purchased Options - 0.05% (Cost $13,653,918)			40,000,000

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 9.41%

Money Market Funds — 5.54%

Dreyfus Government Cash Management Fund
2.26%[11]		2,663,739,000	2,663,739,000

Fidelity Investments Money Market Funds - Government Portfolio
2.27%[11,12]		24	24

JPMorgan U.S. Government Money Market Fund
2.25%[11]		219,226,000	219,226,000

Morgan Stanley Institutional Liquidity Funds-Government Portfolio
2.29%[11]		1,310,221,000	1,310,221,000

			4,193,186,024

U.S. Agency Discount Notes — 1.85%

Federal Home Loan Bank
2.21%[13]	08/12/19	$300,000,000	299,229,999
2.35%[13]	08/22/19	300,000,000	299,046,666
2.39%[13]	07/10/19	200,000,000	199,890,500
2.43%[13]	07/31/19	300,000,000	299,452,500
Freddie Mac
2.36%[13]	10/17/19	300,000,000	298,129,350

			1,395,749,015

U.S. Treasury Bills — 2.02%
U.S. Treasury Bills
2.11%[13]	07/23/19	500,000,000	499,370,505
2.11%[13,14]	09/26/19	105,050,000	104,528,301
2.33%[13]	07/16/19	115,081,000	114,981,498
2.37%[13]	07/09/19	500,000,000	499,779,435
2.40%[13]	10/24/19	300,000,000	298,098,906
U.S. Treasury Bills (WI)
2.17%[13]	08/13/19	15,000,000	14,963,538

			1,531,722,183

Total Short-Term Investments
(Cost $7,119,845,549)			7,120,657,222

See accompanying notes to Schedule of Portfolio Investments.
146 / June 2019

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Value

Total Investments Before Written Options – 106.96%
(Cost $79,235,062,942)	$80,993,304,807

Written Options - (0.04)% (Cost $(16,984,598))	(28,340,625)

Liabilities in Excess of Other
Assets – (6.92)%	(5,243,389,921)

Net Assets – 100.00%	$75,721,574,261

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Non-income producing security.
[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $60,700,307, which is 0.08% of total net assets.
[7]	Security is currently in default with regard to scheduled interest or principal payments.
[8]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2019.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents the current yield as of June 30, 2019.
[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged for swaps is $24.
[13]	Represents annualized yield at date of purchase.
[14]

Securities, or a portion thereof, pledged as collateral for futures and options. The total market value of collateral pledged for futures is $97,413,437. The total market value of collateral pledged for options is $7,114,179.

†

Fair valued security. The aggregate value of fair valued securities is $8,584,442, which is 0.01% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(SOFR): Secured Overnight Financing Rate

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	47,508	09/30/19	$5,613,367,125	$98,979,515	$98,979,515
U.S. Treasury Two Year Note	34,372	09/30/19	7,396,156,236	54,807,787	54,807,787
U.S. Treasury Ten Year Ultra Bond	3,468	09/19/19	479,017,500	1,388,841	1,388,841
U.S. Treasury Ultra Bond	2,965	09/19/19	526,472,813	27,131,558	27,131,558

			14,015,013,674	182,307,701	182,307,701

FUTURES CONTRACTS: SHORT POSITIONS

Euro-Bobl Five Year German Bond	10,745	09/06/19	(1,645,057,395)	(7,527,377)	(7,527,377)

TOTAL FUTURES CONTRACTS $12,369,956,279				$174,780,324	$174,780,324

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
PURCHASED CALL OPTIONS EXCHANGE TRADED — (0.8)%
IMM Eurodollar 1 Year MIDCV Future Options	31,500	$98.00	12/13/19	$—	$39,375,000
PURCHASED PUT OPTIONS EXCHANGE TRADED — 0.0%
IMM Eurodollar 1 Year MIDCV Future Options	20,000	97.88	07/12/19	—	625,000

TOTAL PURCHASED OPTIONS				$—	$40,000,000

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 147

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
WRITTEN CALL OPTIONS EXCHANGE TRADED — 0.5%
IMM Eurodollar 1 Year MIDCV Future Options	63,000	$98.88	12/13/19	$—	$(12,600,000)
IMM Eurodollar 1 Year MIDCV Future Options	31,500	98.50	12/13/19	—	(15,553,125)

				—	(28,153,125)

WRITTEN PUT OPTIONS EXCHANGE TRADED — 0.0%
IMM Eurodollar 1 Year MIDCV Future Options	20,000	97.75	07/12/19	—	(125,000)
IMM Eurodollar 1 Year MIDCV Future Options	10,000	97.62	07/12/19	—	(62,500)

				—	(187,500)

TOTAL WRITTEN OPTIONS				$—	$(28,340,625)

Received by the Fund	Paid by the Fund

Descriptions	Put/ Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)

SWAPS: INTEREST RATE

Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$3,817,000	$48,666,750	$—	$48,666,750

Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	1,957,015	25,804,026	—	25,804,026

Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	1,569,875	(44,852,428)	—	(44,852,428)

Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	801,565	(23,947,796)	—	(23,947,796)

TOTAL SWAPS CONTRACTS							$8,145,455	$5,670,552	$—	$5,670,552

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.
148 / June 2019

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Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 75.08%

ASSET-BACKED SECURITIES — 2.32%**

Nelnet Student Loan Trust, Series 2012-5A, Class A (LIBOR USD 1-Month plus 0.60%)

3.00%	10/27/36	[1,2]	$415,155	$414,115
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)

2.88%	12/15/27	[1,2]	327,732	327,755
SLM Student Loan Trust, Series 2003-14,
Class A6
(LIBOR USD 3-Month plus 0.30%)

2.88%	07/25/25	[1]	324,830	323,187
SLM Student Loan Trust, Series 2005-8, Class A4 (LIBOR USD 3-Month plus 0.55%)

3.13%	01/25/28	[1]	325,004	325,588
SLM Student Loan Trust, Series 2007-6, Class A4 (LIBOR USD 3-Month plus 0.38%)

2.96%	10/25/24	[1]	298,669	298,604
SLM Student Loan Trust, Series 2007-8, Class A4 (LIBOR USD 3-Month plus 0.47%)

3.05%	01/26/26	[1]	223,443	223,550

SLM Student Loan Trust, Series 2011-1,
Class A1

(LIBOR USD 1-Month plus 0.52%)

2.92%	03/25/26	[1]	174,612	174,606

SLM Student Loan Trust, Series 2013-4,

Class A

(LIBOR USD 1-Month plus 0.55%)
2.95%	06/25/43[1]		147,228	145,806

Total Asset-Backed Securities
(Cost $2,236,885)				2,233,211

CORPORATES — 24.17%*

Banking — 5.14%

Bank of America Corp. (GMTN)

2.37%	07/21/21	[3]	250,000	249,776

JPMorgan Chase & Co.

(LIBOR USD 3-Month plus 0.68%)

3.20%	06/01/21	[1]	400,000	401,363

(LIBOR USD 3-Month plus 1.00%)

3.60%	01/15/23	[1]	200,000	202,422

JPMorgan Chase Bank N.A. (BKNT)

3.09%	04/26/21	[3]	250,000	251,274

(LIBOR USD 3-Month plus 0.29%)

2.87%	02/01/21	[1]	500,000	500,281

Lloyds Bank PLC (United Kingdom)

2.40%	03/17/20	[4]	350,000	349,928

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Banking (continued)

Lloyds Bank PLC (United Kingdom) (MTN)

5.80%	01/13/20	[2,4]	$150,000	$152,689

Santander UK Group Holdings PLC

(United Kingdom)

3.13%	01/08/21	[4]	500,000	502,618

US Bank N.A. (BKNT)

3.05%	07/24/20		550,000	554,695

Wells Fargo Bank N.A. (BKNT)

2.40%	01/15/20		1,000,000	1,000,678

3.33%	07/23/21	[3]	275,000	277,677

(SOFR Rate plus 0.48%)

2.96%	03/25/20	[1]	500,000	500,673

				4,944,074

Communications — 0.34%

Sprint Spectrum Co. LLC/Sprint Spectrum

Co. II LLC/Sprint Spectrum Co. III LLC

3.36%	09/20/21	[2]	331,875	331,546

Consumer Discretionary — 0.65%

Constellation Brands, Inc.

2.00%	11/07/19		200,000	199,574

(LIBOR USD 3-Month plus 0.70%)

3.22%	11/15/21	[1]	125,000	125,069

Molson Coors Brewing Co.

1.45%	07/15/19		300,000	299,880

				624,523

Electric — 0.26%

NextEra Energy Capital Holdings, Inc.

(LIBOR USD 3-Month plus 0.55%)

3.07%	08/28/21	[1]	250,000	250,030

Energy — 0.21%

Rockies Express Pipeline LLC

5.63%	04/15/20	[2]	200,000	204,250

Finance — 4.07%

AerCap Ireland Capital DAC/AerCap Global

Aviation Trust (Ireland)

4.63%	10/30/20	[4]	200,000	205,370

American Express Credit Corp. (GMTN)

2.25%	08/15/19		300,000	299,889

BMW U.S. Capital LLC

(LIBOR USD 3-Month plus 0.38%)

2.68%	04/06/20	[1,2]	375,000	375,811

Citigroup, Inc.

(LIBOR USD 3-Month plus 0.95%)

3.53%	07/24/23	[1]	308,000	309,064

Daimler Finance North America LLC

1.75%	10/30/19	[2]	200,000	199,427

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 149

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Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Ford Motor Credit Co. LLC

2.60%	11/04/19		$500,000	$499,709

(LIBOR USD 3-Month plus 0.79%)

3.23%	06/12/20	[1]	250,000	249,362

GE Capital International Funding Co. (Ireland)

2.34%	11/15/20	[4]	560,000	557,106

Morgan Stanley (GMTN)

5.50%	07/24/20		500,000	516,223

Morgan Stanley (MTN)

5.63%	09/23/19		500,000	503,356

Park Aerospace Holdings Ltd. (Cayman Islands)

3.63%	03/15/21	[2,4]	100,000	100,813

4.50%	03/15/23	[2,4]	100,000	103,321

				3,919,451

Food — 2.12%

Campbell Soup Co. (LIBOR USD 3-Month plus 0.50%)

2.91%	03/16/20	[1]	240,000	240,207

Conagra Brands, Inc. (LIBOR USD 3-Month plus 0.50%)

2.81%	10/09/20	[1]	325,000	324,325

(LIBOR USD 3-Month plus 0.75%)

3.34%	10/22/20	[1]	200,000	200,042

Danone SA (France)

1.69%	10/30/19	[2,4]	250,000	249,358

Kraft Heinz Foods Co. (LIBOR USD 3-Month plus 0.42%)

2.98%	08/09/19	[1]	350,000	350,118

Mondelez International Holdings Netherlands BV (Netherlands)

1.63%	10/28/19	[2,4]	375,000	373,944

Smithfield Foods, Inc.

2.70%	01/31/20	[2]	300,000	299,460

				2,037,454

Health Care — 2.40%

Allergan Finance LLC

3.25%	10/01/22		200,000	202,680

Bayer U.S. Finance LLC

2.38%	10/08/19	[2]	300,000	299,513

Becton Dickinson and Co. (LIBOR USD 3-Month plus 0.88%)

3.19%	12/29/20	[1]	243,000	243,040

Cigna Corp.

3.20%	09/17/20	[2]	200,000	201,933

CVS Health Corp.

2.25%	08/12/19		325,000	324,887

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

Fresenius Medical Care U.S. Finance II, Inc.

5.63%	07/31/19	[2]	$250,000	$250,472

Humana, Inc.

2.63%	10/01/19		300,000	300,114

Shire Acquisitions Investments Ireland DAC (Ireland)

1.90%	09/23/19	[4]	250,000	249,627

Zimmer Biomet Holdings, Inc. (LIBOR USD 3-Month plus 0.75%)

3.17%	03/19/21	[1]	240,000	239,824

				2,312,090

Industrials — 1.82%

BAE Systems Holdings, Inc.

2.85%	12/15/20	[2]	350,000	351,475

Bemis Co., Inc.

6.80%	08/01/19	[2]	300,000	300,210

General Electric Co. (GMTN)

2.20%	01/09/20		250,000	249,360

4.63%	01/07/21		310,000	318,965

6.00%	08/07/19		150,000	150,456

General Electric Co. (MTN)

5.55%	05/04/20		125,000	128,194

United Technologies Corp. (LIBOR USD 3-Month plus 0.65%)

3.17%	08/16/21	[1]	250,000	250,161

				1,748,821

Information Technology — 0.41%

Analog Devices, Inc.

2.85%	03/12/20		120,000	120,371

Broadcom Corp./Broadcom Cayman Finance Ltd.

2.38%	01/15/20		275,000	274,353

				394,724

Materials — 0.57%

Georgia-Pacific LLC

2.54%	11/15/19	[2]	250,000	250,044

International Flavors & Fragrances, Inc.

3.40%	09/25/20		300,000	303,270

				553,314

Real Estate Investment Trust (REIT) — 4.78%

Alexandria Real Estate Equities, Inc.

2.75%	01/15/20		300,000	300,160

American Campus Communities Operating Partnership LP

3.35%	10/01/20		400,000	403,697

See accompanying notes to Schedule of Portfolio Investments.
150 / June 2019

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Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

Boston Properties LP

4.13%	05/15/21		$500,000	$514,805

Essex Portfolio LP

5.20%	03/15/21		350,000	363,590

GLP Capital LP/GLP Financing II, Inc.

4.88%	11/01/20		375,000	381,821

HCP, Inc.

2.63%	02/01/20		650,000	650,163

Liberty Property LP

4.75%	10/01/20		400,000	409,133

Reckson Operating Partnership LP

7.75%	03/15/20		250,000	258,823

UDR, Inc.

3.70%	10/01/20		500,000	506,995

WEA Finance LLC/Westfield UK & Europe Finance PLC

2.70%	09/17/19	[2]	300,000	299,931
Welltower, Inc.

4.95%	01/15/21		500,000	515,896

				4,605,014

Retail — 0.88%

Alimentation Couche-Tard, Inc. (Canada)

2.35%	12/13/19	[2,4]	300,000	299,697

Dollar Tree, Inc. (LIBOR USD 3-Month plus 0.70%)

3.29%	04/17/20	[1]	300,000	300,036

Walgreens Boots Alliance, Inc.

2.70%	11/18/19		250,000	249,931

				849,664

Transportation — 0.52%

American Airlines Pass-Through Trust, Series 2013-2, Class A

4.95%	01/15/23		382,958	400,901

Continental Airlines Pass-Through Trust, Series 2000-1, Class A1

8.05%	11/01/20		93,604	95,214

				496,115

Total Corporates
(Cost $23,174,384)				23,271,070

MORTGAGE-BACKED — 34.06%**

Non-Agency Commercial
Mortgage-Backed — 2.16%

Commercial Mortgage Trust, Series 2013-CR6, Class XB (IO)

0.68%	03/10/46	[3]	10,000,000	196,979

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)

1.37%	03/10/46	[3]	$3,246,560	$115,949

Commercial Mortgage Trust, Series 2015-CR25, Class XA (IO)

1.05%	08/10/48	[3]	4,318,964	181,286

Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A

5.40%	12/13/28	[2]	141,018	147,665

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB

3.14%	05/15/45		405,835	412,042

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA (IO)

1.49%	02/15/46	[3]	4,155,237	168,062

Morgan Stanley Capital I Trust, Series 2011-C3, Class A4

4.12%	07/15/49		215,000	221,680

WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)

2.07%	11/15/45	[2,3]	1,513,934	79,133

WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class XA (IO)

1.41%	03/15/48	[2,3]	2,047,460	74,304

WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XA (IO)

1.33%	05/15/45	[2,3]	2,689,603	104,577

WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class XB (IO)

0.59%	05/15/45	[2,3]	8,000,000	136,142

WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class XA (IO)

1.21%	08/15/47	[3]	5,862,754	241,231

				2,079,050

Non-Agency Mortgage-Backed — 2.37%

Aames Mortgage Trust, Series 2002-1, Class A3 (STEP-reset date 08/25/19)

7.40%	06/25/32		22,272	22,439

Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1

4.37%	05/25/35	[3]	117,960	114,927

Banc of America Funding Trust, Series 2003-2, Class 1A1

6.50%	06/25/32		4,662	4,953

Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41

4.18%	02/25/34	[3]	53,640	52,776

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 151

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June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1

6.50%	11/25/31		$61,029	$64,953

Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2

4.84%	11/25/32	[3]	22,888	23,120

DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A (LIBOR USD 1-Month plus 0.74%)

3.13%	07/19/44	[1]	155,131	158,627

First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4 (LIBOR USD 1-Month plus 0.15%)

2.55%	07/25/36	[1]	113,433	113,619

Fremont Home Loan Trust, Series 2005-C, Class M1 (LIBOR USD 1-Month plus 0.72%)

3.12%	07/25/35	[1]	402	403

GE Mortgage Services LLC, Series 1998-HE1, Class A7

6.47%	06/25/28		2	2

IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 (LIBOR USD 1-Month plus 0.78%)

3.18%	12/25/34	[1]	406,197	360,168

IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1

4.64%	10/25/34	[3]	125,399	124,764

JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1

4.86%	04/25/35	[3]	181,568	189,018

MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1

5.12%	01/25/34	[3]	11,607	11,602

MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1

4.48%	10/25/34	[3]	275,877	274,123

MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1

3.63%	06/25/34	[3]	5,862	5,750

MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[5]

0.00%	03/25/47	6,7,8,†	4,000,000	—

MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1

4.62%	10/25/32	[3]	40,594	42,035

Merrill Lynch Mortgage Investors Trust, Series 2003-A1, Class 2A (LIBOR USD 12-Month plus 1.63%)

4.20%	12/25/32	[1]	165,110	169,306

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4 (LIBOR USD 1-Month plus 0.30%)

2.70%	12/25/35	[1]	$107,394	$107,214

Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2

8.50%	11/25/31		34,570	5,359

Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8

6.50%	11/25/31		47,731	50,824

Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1

4.55%	12/25/34	[3]	104,498	105,648

Terwin NIMs Trust, Series 2004-13AL, Class 2PX (IO)

0.34%	08/25/34	[2,6,7]	1,992,077	32,120

WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A (Federal Reserve US 12-Month Cumulative Average plus 1.40%)

3.90%	06/25/42	[1]	28,737	28,443

WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1

4.72%	06/25/33	[3]	67,005	69,299

WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13 (LIBOR USD 1-Month plus 0.50%)

2.90%	06/25/35	[1]	175,587	150,300

				2,281,792

U.S. Agency Commercial
Mortgage-Backed — 8.12%

Fannie Mae-Aces, Series 2012-M4, Class X1 (IO)

0.68%	04/25/22	[3]	7,637,434	80,051

Fannie Mae-Aces, Series 2014-M12, Class FA (LIBOR USD 1-Month plus 0.30%)

2.74%	10/25/21	[1]	46,842	46,586

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A (LIBOR USD 1-Month plus 0.36%)

2.79%	08/25/24	[1]	165,438	165,321

Freddie Mac Multifamily Structured Pass-Through Certificates, Series J22F, Class A1

3.45%	05/25/23		436,068	448,887

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class X3 (IO)

2.33%	01/25/41	[3]	2,950,450	98,184

See accompanying notes to Schedule of Portfolio Investments.
152 / June 2019

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Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial
Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class X3 (IO)

1.81%	11/25/40	[3]	$2,000,000	$111,608

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X1 (IO)

0.34%	04/25/23	[3]	13,344,040	105,580

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K056, Class XAM (IO)

1.29%	05/25/26	[3]	1,400,000	101,668

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K504, Class A2

2.57%	09/25/20	[3]	1,150,452	1,152,183

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X3 (IO)

1.85%	01/25/42	[3]	4,000,000	95,052

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class A1

2.34%	02/25/21		74,918	74,768

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A (LIBOR USD 1-Month plus 0.35%)

2.78%	09/25/21	[1]	44,643	44,639

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A (LIBOR USD 1-Month plus 0.55%)

2.98%	03/25/23	[1]	593,943	594,249

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF19, Class A (LIBOR USD 1-Month plus 0.45%)

2.88%	06/25/23	[1]	954,838	955,330

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF22, Class A (LIBOR USD 1-Month plus 0.50%)

2.93%	07/25/23	[1]	558,165	558,587

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP02, Class A2

2.36%	04/25/21	[3]	171,975	171,617

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1 (LIBOR USD 1-Month plus 0.22%)

2.65%	07/25/20	[1]	770,000	769,708

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial
Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS05, Class A (LIBOR USD 1-Month plus 0.50%)

2.93%	01/25/23	[1]	$562,371	$563,011

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)

0.78%	09/25/25	[3]	3,500,000	128,394

Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL (Federal Reserve US 12-Month Cumulative Average plus 0.74%)

3.24%	05/25/44	[1]	413,833	414,141

FRESB Mortgage Trust, Series 2016-SB15, Class A5H (LIBOR USD 1-Month plus 2.06%)

2.06%	03/25/36	[1]	480,680	481,687

Ginnie Mae, Series 2011-165, Class IO (IO)

0.50%	10/16/51	[3]	9,195,258	98,757

Ginnie Mae, Series 2012-135, Class IO (IO)

0.58%	01/16/53	[3]	3,907,623	116,558

Ginnie Mae, Series 2013-74, Class IO (IO)

0.80%	12/16/53	[3]	2,879,062	128,668

NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A (LIBOR USD 1-Month plus 0.53%)

2.89%	03/09/21	[1]	309,184	309,336

				7,814,570

U.S. Agency Mortgage-Backed — 21.41%

Fannie Mae Pool 254548

5.50%	12/01/32		118,551	129,274

Fannie Mae Pool 464321

4.36%	01/01/20		624,567	624,425

Fannie Mae Pool 468764

4.16%	07/01/21		630,000	653,675

Fannie Mae Pool 523829

8.00%	11/01/19		679	679

Fannie Mae Pool 555098 (LIBOR USD 12-Month plus 1.51%)

4.39%	11/01/32	[1]	15,308	15,606

Fannie Mae Pool 555424

5.50%	05/01/33		77,660	86,035

Fannie Mae Pool 567002

8.00%	05/01/23		18,219	19,320

Fannie Mae Pool 655133

7.00%	08/01/32		7,307	7,704

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 153

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae Pool 655151

7.00%	08/01/32		$ 13,856	$14,575

Fannie Mae Pool 762525

6.50%	11/01/33		26,264	28,977

Fannie Mae Pool 770900

(LIBOR USD 12-Month plus 1.55%)

4.43%	04/01/34	[1]	124,514	126,778

Fannie Mae Pool 893489

(LIBOR USD 12-Month plus 1.62%)

4.37%	09/01/36	[1]	29,449	30,777

Fannie Mae Pool AD0538

6.00%	05/01/24		46,219	48,653

Fannie Mae Pool AE0443

6.50%	10/01/39		87,076	95,118

Fannie Mae Pool AL0851

6.00%	10/01/40		78,369	88,904

Fannie Mae REMICS, Series 1993-80,
Class S

(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)

7.94%	05/25/23	[1]	767	845

Fannie Mae REMICS, Series 2001-42,
Class SB

(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)

8.50%	09/25/31	[1]	1,432	1,604

Fannie Mae REMICS, Series 2001-60,
Class OF

(LIBOR USD 1-Month plus 0.95%)

3.35%	10/25/31	[1]	109,521	111,394

Fannie Mae REMICS, Series 2002-30,
Class FB

(LIBOR USD 1-Month plus 1.00%)

3.40%	08/25/31	[1]	133,543	135,510

Fannie Mae REMICS, Series 2003-124,
Class TS

(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)

9.80%	01/25/34	[1]	17,317	20,324

Fannie Mae REMICS, Series 2003-134,
Class FC

(LIBOR USD 1-Month plus 0.60%)

3.00%	12/25/32	[1]	447,530	450,753

Fannie Mae REMICS, Series 2004-60,
Class FW

(LIBOR USD 1-Month plus 0.45%)

2.85%	04/25/34	[1]	411,311	411,636

Fannie Mae REMICS, Series 2004-96,
Class MT

(-17.15 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)

7.00%	12/25/34	[1]	10,049	11,129

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae REMICS, Series 2005-114,
Class PF

(LIBOR USD 1-Month plus 0.38%)

2.78%	08/25/35	[1]	$546,200	$546,161

Fannie Mae REMICS, Series 2006-84,
Class WF

(LIBOR USD 1-Month plus 0.30%)

2.70%	02/25/36	[1]	56,085	56,060

Fannie Mae REMICS, Series 2007-68,
Class SC (IO)

(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)

4.30%	07/25/37	[1]	108,670	21,498

Fannie Mae REMICS, Series 2009-111,
Class DA

5.00%	12/25/39		11,936	12,130

Fannie Mae REMICS, Series 2009-33,
Class FB

(LIBOR USD 1-Month plus 0.82%)

3.22%	03/25/37	[1]	143,365	145,600

Fannie Mae REMICS, Series 2010-109,
Class PF

(LIBOR USD 1-Month plus 0.40%)

2.80%	10/25/40	[1]	81,556	81,684

Fannie Mae REMICS, Series 2010-26,
Class S (IO)

(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)

3.83%	11/25/36	[1]	440,239	77,673

Fannie Mae REMICS, Series 2011-124,
Class DF

(LIBOR USD 1-Month plus 0.45%)

2.85%	08/25/40	[1]	369,674	370,113

Fannie Mae REMICS, Series 2011-71,
Class FB

(LIBOR USD 1-Month plus 0.50%)

2.90%	05/25/37	[1]	160,406	160,741

Fannie Mae REMICS, Series 2011-8,
Class PF

(LIBOR USD 1-Month plus 0.50%)

2.90%	01/25/40	[1]	89,651	89,723

Fannie Mae REMICS, Series 2012-19,
Class FP

(LIBOR USD 1-Month plus 0.50%)

2.90%	12/25/39	[1]	543,314	546,170

Fannie Mae REMICS, Series 2012-33,
Class F

(LIBOR USD 1-Month plus 0.52%)

2.92%	04/25/42	[1]	593,181	596,794

Fannie Mae REMICS, Series 2013-75,
Class FC

(LIBOR USD 1-Month plus 0.25%)

2.65%	07/25/42	[1]	555,114	556,005

See accompanying notes to Schedule of Portfolio Investments.
154 / June 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae REMICS, Series 2014-19, Class FA (LIBOR USD 1-Month plus 0.40%)

2.80%	11/25/39	[1]	$224,744	$224,853

Fannie Mae REMICS. Series 2004-92, Class FD (LIBOR USD 1-Month plus 0.35%)

2.75%	05/25/34	[1]	509,279	510,111

Freddie Mac Gold Pool C90474

7.00%	08/01/21		8,494	8,683

Freddie Mac Gold Pool G13107

5.50%	07/01/20		2,348	2,375

Freddie Mac REMICS, Series 1526, Class L

6.50%	06/15/23		1,819	1,924

Freddie Mac REMICS, Series 2368, Class AF

(LIBOR USD 1-Month plus 0.95%)

3.34%	10/15/31	[1]	70,949	72,647

Freddie Mac REMICS, Series 2642, Class BW (IO)

5.00%	06/15/23		341	3

Freddie Mac REMICS, Series 2733, Class FB (LIBOR USD 1-Month plus 0.60%)

2.99%	10/15/33	[1]	807,520	813,035

Freddie Mac REMICS, Series 2763, Class FC (LIBOR USD 1-Month plus 0.35%)

2.74%	04/15/32	[1]	148,702	148,686

Freddie Mac REMICS, Series 2990, Class DE (LIBOR USD 1-Month plus 0.38%)

2.77%	11/15/34	[1]	224,473	224,730

Freddie Mac REMICS, Series 2990, Class LE (LIBOR USD 1-Month plus 0.32%)

2.71%	10/15/34	[1]	452,070	451,513

Freddie Mac REMICS, Series 3066, Class PF (LIBOR USD 1-Month plus 0.30%)

2.69%	04/15/35	[1]	455,072	454,828

Freddie Mac REMICS, Series 3085, Class FW (LIBOR USD 1-Month plus 0.70%)

3.09%	08/15/35	[1]	505,449	513,396

Freddie Mac REMICS, Series 3139, Class FL (LIBOR USD 1-Month plus 0.30%)

2.69%	01/15/36	[1]	245,189	245,105

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac REMICS, Series 3172, Class FK (LIBOR USD 1-Month plus 0.45%)

2.84%	08/15/33	[1]	$38,672	$38,686

Freddie Mac REMICS, Series 3196, Class FA (LIBOR USD 1-Month plus 0.35%)

2.74%	04/15/32	[1]	501,392	501,432

Freddie Mac REMICS, Series 3300, Class FA (LIBOR USD 1-Month plus 0.30%)

2.69%	08/15/35	[1]	470,404	468,870

Freddie Mac REMICS, Series 3325, Class NF (LIBOR USD 1-Month plus 0.30%)

2.69%	08/15/35	[1]	94,497	94,189

Freddie Mac REMICS, Series 3652, Class PF (LIBOR USD 1-Month plus 0.75%)

3.14%	07/15/32	[1]	24,640	24,702

Freddie Mac REMICS, Series 3767, Class JF (LIBOR USD 1-Month plus 0.30%)

2.69%	02/15/39	[1]	303,737	304,396

Freddie Mac REMICS, Series 3792, Class DF (LIBOR USD 1-Month plus 0.40%)

2.79%	11/15/40	[1]	131,686	130,843

Freddie Mac REMICS, Series 3806, Class DF (LIBOR USD 1-Month plus 0.40%)

2.79%	08/15/25	[1]	128,059	128,296

Freddie Mac REMICS, Series 3828, Class TF (LIBOR USD 1-Month plus 0.40%)

2.79%	04/15/29	[1]	6,608	6,609

Freddie Mac REMICS, Series 3845, Class FQ (LIBOR USD 1-Month plus 0.25%)

2.64%	02/15/26	[1]	246,163	246,455

Freddie Mac REMICS, Series 3895, Class BF (LIBOR USD 1-Month plus 0.50%)

2.89%	07/15/41	[1]	303,832	305,164

Freddie Mac REMICS, Series 3940, Class PF (LIBOR USD 1-Month plus 0.35%)

2.74%	05/15/40	[1]	733,400	733,994

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 155

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac REMICS, Series 3946, Class FG (LIBOR USD 1-Month plus 0.35%)

2.74%	10/15/39	[1]	$357,471	$357,123

Freddie Mac REMICS, Series 4097, Class TF (1.00 X LIBOR USD 1-Month plus 0.40%, 6.50% Cap)

2.79%	05/15/39	[1]	172,621	172,328

Freddie Mac REMICS, Series 4109, Class KF (LIBOR USD 1-Month plus 0.40%)

2.79%	05/15/32	[1]	72,079	72,148

Freddie Mac Strips, Series 263, Class F5 (LIBOR USD 1-Month plus 0.50%)

2.89%	06/15/42	[1]	476,358	478,494

Ginnie Mae II Pool (TBA)

4.50%	09/20/48		475,000	495,002

Ginnie Mae II Pool 80546 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

4.13%	10/20/31	[1]	9,911	10,298

Ginnie Mae II Pool 80610 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

3.63%	06/20/32	[1]	110,793	115,019

Ginnie Mae II Pool 80614 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

3.75%	07/20/32	[1]	14,706	15,336

Ginnie Mae II Pool 80687 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

3.63%	04/20/33	[1]	100,804	104,746

Ginnie Mae II Pool 8339 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

4.13%	12/20/23	[1]	12,634	12,920

Ginnie Mae II Pool 8684 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

3.75%	08/20/25	[1]	24,603	25,354

Ginnie Mae II Pool MA0331 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)

3.75%	08/20/42	[1]	142,587	146,980

Ginnie Mae, Series 2001-22, Class FK (LIBOR USD 1-Month plus 0.35%)

2.74%	05/16/31	[1]	657,240	658,861

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Ginnie Mae, Series 2001-51, Class FA (LIBOR USD 1-Month plus 0.50%)

2.89%	10/16/31	[1]	$470,649	$471,403

Ginnie Mae, Series 2002-16, Class FV (LIBOR USD 1-Month plus 0.40%)

2.79%	02/16/32	[1]	742,190	743,825

Ginnie Mae, Series 2002-72, Class FB (LIBOR USD 1-Month plus 0.40%)

2.78%	10/20/32	[1]	151,273	151,361

Ginnie Mae, Series 2002-72, Class FC (LIBOR USD 1-Month plus 0.40%)

2.78%	10/20/32	[1]	223,144	223,275

Ginnie Mae, Series 2003-42, Class FA (LIBOR USD 1-Month plus 0.40%)

2.79%	07/16/31	[1]	725,115	725,796

Ginnie Mae, Series 2004-2, Class FW (LIBOR USD 1-Month plus 1.40%)

3.84%	01/16/34	[1]	488,161	504,343

Ginnie Mae, Series 2009-66, Class UF (LIBOR USD 1-Month plus 1.00%)

3.39%	08/16/39	[1]	148,386	151,488

Ginnie Mae, Series 2009-92, Class FC (LIBOR USD 1-Month plus 0.80%)

3.19%	10/16/39	[1]	158,336	160,342

Ginnie Mae, Series 2011-70, Class IL (IO) (-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)

0.60%	06/16/37	[1]	2,107,172	36,464

Ginnie Mae, Series 2012-10, Class FP (LIBOR USD 1-Month plus 0.30%)

2.68%	01/20/41	[1]	94,245	94,007

Ginnie Mae, Series 2012-13, Class KF (LIBOR USD 1-Month plus 0.30%)

2.68%	07/20/38	[1]	198,321	198,446

NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A (LIBOR USD 1-Month plus 0.45%)

2.81%	10/07/20	[1]	746,800	747,493

NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A (LIBOR USD 1-Month plus 0.56%)

2.92%	12/08/20	[1]	542,599	545,577

See accompanying notes to Schedule of Portfolio Investments.
156 / June 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

NCUA Guaranteed Notes Trust,
Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)

2.81%	03/11/20	[1]	$160,927	$161,229

				20,609,230

Total Mortgage-Backed
(Cost $32,884,701)				32,784,642

U.S. TREASURY SECURITIES — 14.53%

U.S. Treasury Notes — 14.53%

U.S. Treasury Notes

1.63%	06/30/21		3,060,000	3,053,052

2.13%	05/31/21		6,965,000	7,013,541

2.25%	04/30/21		3,890,000	3,923,050

Total U.S. Treasury Securities (Cost $13,916,321)				13,989,643

Total Bonds – 75.08% (Cost $72,212,291)				72,278,566

Issues	Maturity Date	Principal Amount/ Share	Value

SHORT-TERM INVESTMENTS — 27.63%

Money Market Funds — 0.48%
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
2.26%[9]		464,000	464,000

U.S. Treasury Bills — 27.15%
U.S. Treasury Bills

2.11%[10,11]	09/26/19	$26,000	25,871

2.32%[11]	07/16/19	15,000,000	14,987,031

2.32%[11]	07/23/19	2,000,000	1,997,482

2.38%[11]	07/09/19	1,200,000	1,199,471

2.40%[11]	10/24/19	1,400,000	1,391,128

2.41%[11]	07/11/19	1,500,000	1,499,199

2.41%[11]	07/18/19	4,736,000	4,731,424

2.41%[11]	10/10/19	300,000	298,241

			26,129,847

Total Short-Term Investments
(Cost $26,589,000)			26,593,847

Value

Total Investments – 102.71%
(Cost $98,801,291)	$98,872,413

Liabilities in Excess of Other
Assets – (2.71)%	(2,608,498)

Net Assets – 100.00%	$96,263,915

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-income producing security.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $32,120, which is 0.03% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents the current yield as of June 30, 2019.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $25,871.

[11]	Represents annualized yield at date of purchase.

†

Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(SOFR): Secured Overnight Financing Rate

(TBA): To be announced

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 157

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation

FUTURES CONTRACTS: LONG POSITIONS

U.S. Treasury Two Year Note	9	09/30/19	$1,936,617	$14,321	$14,321

See accompanying notes to Schedule of Portfolio Investments.
158 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 89.08%

ASSET-BACKED SECURITIES — 13.62%**

321 Henderson Receivables VI LLC Series 2010-1A, Class B

9.31%	07/15/61	[1]	$367,155	$439,590

Access Group, Inc., Series 2015-1, Class A (LIBOR USD 1-Month plus 0.70%)

3.10%	07/25/56	[1,2]	4,041,655	4,006,430

AIMCO CLO, Series 2015-AA, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.85%)

3.45%	01/15/28	[1,2,3]	10,000,000	9,986,500

ARES XXIX CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.19%)

3.78%	04/17/26	[1,2,3]	3,947,438	3,948,986

Babson CLO Ltd., Series 2044-1A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.15%)

3.74%	07/20/25	[1,2,3]	4,208,042	4,208,272

Barings BDC Static CLO Ltd., Series 2019-1A, Class A1 (Cayman Islands) (LIBOR USD 3-Month plus 1.02%)

3.54%	04/15/27	[1,2,3]	6,000,000	6,004,664

Barings CLO Ltd., Series 2016-2A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.08%)

3.67%	07/20/28	[1,2,3]	5,800,000	5,801,171

Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands) (LIBOR USD 3-Month plus 0.95%)

3.54%	07/20/29	[1,2,3]	8,400,000	8,363,267

Bayview Commercial Asset Trust, Series 2004-3, Class A1 (LIBOR USD 1-Month plus 0.56%)

2.96%	01/25/35	[1,2]	593,246	590,840

Bayview Commercial Asset Trust, Series 2005-1A, Class A1 (LIBOR USD 1-Month plus 0.45%)

2.85%	04/25/35	[1,2]	1,094,985	1,076,378

BlueMountain CLO Ltd., Series 2013-1A, Class A1R2 (Cayman Islands) (LIBOR USD 3-Month plus 1.23%)

3.82%	01/20/29	[1,2,3]	4,000,000	4,005,887

BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.33%)

3.93%	04/13/27	[1,2,3]	6,285,000	6,295,843

Brazos Higher Education Authority, Inc., Series 2011-1, Class A2 (LIBOR USD 3-Month plus 0.80%)

3.32%	02/25/30	[2]	52,336	52,362

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

CIT Education Loan Trust, Series 2007-1, Class A (LIBOR USD 3-Month plus 0.09%)

2.44%	03/25/42	[1,2]	$2,792,773	$2,669,623

CIT Education Loan Trust, Series 2007-1, Class B (LIBOR USD 3-Month plus 0.30%)

2.65%	06/25/42	[1,2]	2,496,278	2,292,791

Corevest American Finance Trust, Series 2019-1, Class XA (IO)

2.35%	03/15/52	[1,4]	24,744,898	2,427,217

Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.82%)

3.34%	11/15/28	[1,2,3]	7,500,000	7,459,380

Edsouth Indenture No. 3 LLC, Series 2012-2, Class A (LIBOR USD 1-Month plus 0.73%)

3.13%	04/25/39	[1,2]	145,620	145,235

Education Loan Asset-Backed Trust I, Series 2013-1, Class A2 (LIBOR USD 1-Month plus 0.80%)

3.20%	04/26/32	[1,2]	3,465,000	3,454,788

Educational Funding of the South, Inc., Series 2012-1, Class A (LIBOR USD 1-Month plus 1.05%)

3.48%	03/25/36	[2]	82,667	82,777

EFS Volunteer No. 2 LLC, Series 2012-1, Class A2 (LIBOR USD 1-Month plus 1.35%)

3.75%	03/25/36	[1,2]	6,400,000	6,443,672

Flagship CLO VIII Ltd., Series 2014-8A, Class ARR (Cayman Islands) (LIBOR USD 3-Month plus 0.85%)

3.45%	01/16/26	[1,2,3]	7,373,082	7,365,725

Galaxy XXIX CLO Ltd. (Cayman Islands) (LIBOR USD 3-Month plus 0.79%)

3.31%	11/15/26	[1,2,3]	3,412,511	3,408,355

GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN (LIBOR USD 1-Month plus 0.65%)

3.05%	08/27/46	[1,2]	2,589,103	2,470,238

Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)

3.09%	07/17/29	[1,3]	1,291,167	1,296,386

Goal Capital Funding Trust, Series 2006-1, Class B (LIBOR USD 3-Month plus 0.45%)

2.97%	08/25/42	[2]	448,428	413,907

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 159

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

Higher Education Funding I, Series 2014-1, Class A (LIBOR USD 3-Month plus 1.05%)

3.57%	05/25/34	[1,2]	$1,686,424	$1,698,556

J.G. Wentworth XXXVIII LLC, Series 2016-1A, Class A

3.41%	06/15/67	[1]	736,890	764,303

J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A

3.99%	08/16/60	[1]	3,765,295	4,018,837

LCM XIX LP, Series 19A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.24%)

3.84%	07/15/27	[1,2,3]	9,500,000	9,508,775

LCM XXI LP, Series 21A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.88%)

3.47%	04/20/28	[1,2,3]	3,575,000	3,560,700

Limerock CLO III LLC, Series 2014-3A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.20%)

3.79%	10/20/26	[1,2,3]	7,430,637	7,433,944

Navient Student Loan Trust, Series 2014-8, Class A3 (LIBOR USD 1-Month plus 0.60%)

3.00%	05/27/49	[2]	6,120,000	6,066,110

Navient Student Loan Trust, Series 2015-1, Class A2 (LIBOR USD 1-Month plus 0.60%)

3.00%	04/25/40	[2]	8,208,451	8,130,144

Navient Student Loan Trust, Series 2016-2A, Class A3 (LIBOR USD 1-Month plus 1.50%)

3.90%	06/25/65	[1,2]	11,200,000	11,526,594

Navient Student Loan Trust, Series 2017-1A, Class A3 (LIBOR USD 1-Month plus 1.15%)

3.55%	07/26/66	[1,2]	16,200,000	16,387,567

Navient Student Loan Trust, Series 2017-3A, Class A3 (LIBOR USD 1-Month plus 1.05%)

3.45%	07/26/66	[1,2]	18,400,000	18,445,658

Navient Student Loan Trust, Series 2018-3A, Class A3 (LIBOR USD 1-Month plus 0.80%)

3.20%	03/25/67	[1,2]	3,500,000	3,472,156

Nelnet Student Loan Trust, Series 2006-2, Class B (LIBOR USD 3-Month plus 0.20%)

2.78%	01/25/38	[2]	3,914,240	3,621,602

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, Series 2007-1, Class A3 (LIBOR USD 3-Month plus 0.07%)

2.59%	05/27/25	[2]	$1,632,529	$1,622,943

Nelnet Student Loan Trust, Series 2012-5A, Class A (LIBOR USD 1-Month plus 0.60%)

3.00%	10/27/36	[1,2]	123,785	123,475

Nelnet Student Loan Trust, Series 2014-4A, Class A2 (LIBOR USD 1-Month plus 0.95%)

3.35%	11/25/48	[1,2]	1,865,000	1,846,946

Nelnet Student Loan Trust, Series 2015-1A, Class A (LIBOR USD 1-Month plus 0.59%)

2.99%	04/25/46	[1,2]	2,396,111	2,370,717

Nelnet Student Loan Trust, Series 2015-3A, Class A3 (LIBOR USD 1-Month plus 0.90%)

3.30%	06/25/54	[1,2]	11,000,000	10,894,060

Northstar Education Finance, Inc., Series 2007-1, Class A2 (LIBOR USD 3-Month plus 0.75%)

3.33%	01/29/46	[2]	134,762	133,266

Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)

3.39%	10/20/26	[1,2,3]	4,910,000	4,908,626

PHEAA Student Loan Trust, Series 2013-3A, Class A (LIBOR USD 1-Month plus 0.75%)

3.15%	11/25/42	[1,2]	3,800,647	3,767,123

Recette CLO Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.92%)

3.51%	10/20/27	[1,2,3]	9,100,000	9,095,459

Scholar Funding Trust, Series 2011-A, Class A (LIBOR USD 3-Month plus 0.90%)

3.48%	10/28/43	[1,2]	107,690	107,424

SLC Student Loan Trust, Series 2004-1, Class B (LIBOR USD 3-Month plus 0.29%)

2.81%	08/15/31	[2]	575,524	526,880

SLC Student Loan Trust, Series 2005-2, Class A4 (LIBOR USD 3-Month plus 0.16%)

2.57%	12/15/39	[2]	12,000,000	11,596,638

SLC Student Loan Trust, Series 2005-3, Class A4 (LIBOR USD 3-Month plus 0.15%)

2.56%	12/15/39	[2]	13,800,000	13,069,986

See accompanying notes to Schedule of Portfolio Investments.
160 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLC Student Loan Trust, Series 2006-1, Class A6 (LIBOR USD 3-Month plus 0.16%)

2.57%	03/15/55	[2]	$13,120,000	$12,408,223

SLC Student Loan Trust, Series 2008-1, Class A4A (LIBOR USD 3-Month plus 1.60%)

4.01%	12/15/32	[2]	3,442,090	3,528,158

SLM Student Loan Trust, Series 2003-12, Class B (LIBOR USD 3-Month plus 0.59%)

3.00%	03/15/38	[2]	5,089,076	4,825,118

SLM Student Loan Trust, Series 2003-4, Class A5D (LIBOR USD 3-Month plus 0.75%)

3.16%	03/15/33	[1,2]	2,451,403	2,403,395

SLM Student Loan Trust, Series 2003-7, Class B (LIBOR USD 3-Month plus 0.57%)

2.98%	09/15/39	[2]	3,590,644	3,372,814

SLM Student Loan Trust, Series 2004-10, Class B (LIBOR USD 3-Month plus 0.37%)

2.95%	01/25/40	[2]	10,318,033	9,477,865

SLM Student Loan Trust, Series 2004-2, Class B (LIBOR USD 3-Month plus 0.47%)

3.05%	07/25/39	[2]	624,495	587,877

SLM Student Loan Trust, Series 2006-2, Class A6 (LIBOR USD 3-Month plus 0.17%)

2.75%	01/25/41	[2]	12,701,012	12,276,266

SLM Student Loan Trust, Series 2006-8, Class A6 (LIBOR USD 3-Month plus 0.16%)

2.74%	01/25/41	[2]	1,800,000	1,712,139

SLM Student Loan Trust, Series 2007-2, Class B (LIBOR USD 3-Month plus 0.17%)

2.75%	07/25/25	[2]	12,800,000	11,768,119

SLM Student Loan Trust, Series 2007-3, Class A4 (LIBOR USD 3-Month plus 0.06%)

2.64%	01/25/22	[2]	206,177	200,243

SLM Student Loan Trust, Series 2007-3, Class B (LIBOR USD 3-Month plus 0.15%)

2.73%	01/25/28	[2]	12,800,000	11,761,772

SLM Student Loan Trust, Series 2007-7, Class B (LIBOR USD 3-Month plus 0.75%)

3.33%	10/27/70	[2]	2,195,000	2,051,398

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-2, Class A3 (LIBOR USD 3-Month plus 0.75%)

3.33%	04/25/23	[2]	$15,265,639	$15,175,606

SLM Student Loan Trust, Series 2008-2, Class B (LIBOR USD 3-Month plus 1.20%)

3.78%	01/25/83	[2]	1,000,000	957,583

SLM Student Loan Trust, Series 2008-3, Class B (LIBOR USD 3-Month plus 1.20%)

3.78%	04/26/83	[2]	710,000	674,558

SLM Student Loan Trust, Series 2008-4, Class A4 (LIBOR USD 3-Month plus 1.65%)

4.23%	07/25/22	[2]	1,353,044	1,369,122

SLM Student Loan Trust, Series 2008-4, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	04/25/73	[2]	710,000	720,058

SLM Student Loan Trust, Series 2008-5, Class A4 (LIBOR USD 3-Month plus 1.70%)

4.28%	07/25/23	[2]	6,989,147	7,077,738

SLM Student Loan Trust, Series 2008-5, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/25/73	[2]	7,315,000	7,384,400

SLM Student Loan Trust, Series 2008-6, Class A4 (LIBOR USD 3-Month plus 1.10%)

3.68%	07/25/23	[2]	10,189,271	10,197,771

SLM Student Loan Trust, Series 2008-6, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/26/83	[2]	710,000	720,874

SLM Student Loan Trust, Series 2008-7, Class B (LIBOR USD 3-Month plus 1.85%)

4.43%	07/26/83	[2]	820,000	832,673

SLM Student Loan Trust, Series 2008-8, Class A4 (LIBOR USD 3-Month plus 1.50%)

4.08%	04/25/23	[2]	1,743,423	1,761,223

SLM Student Loan Trust, Series 2008-8, Class B (LIBOR USD 3-Month plus 2.25%)

4.83%	10/25/75	[2]	735,000	750,031

SLM Student Loan Trust, Series 2008-9, Class A (LIBOR USD 3-Month plus 1.50%)

4.08%	04/25/23	[2]	2,470,762	2,499,916

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 161

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2008-9, Class B (LIBOR USD 3-Month plus 2.25%)

4.83%	10/25/83	[2]	$7,235,000	$7,404,053

SLM Student Loan Trust, Series 2009-3, Class A (LIBOR USD 1-Month plus 0.75%)

3.15%	01/25/45	[1,2]	8,825,467	8,704,184

SLM Student Loan Trust, Series 2011-1, Class A2 (LIBOR USD 1-Month plus 1.15%)

3.55%	10/25/34	[2]	2,680,000	2,700,207

SLM Student Loan Trust, Series 2011-2, Class A2 (LIBOR USD 1-Month plus 1.20%)

3.60%	10/25/34	[2]	4,035,000	4,099,751

SLM Student Loan Trust, Series 2012-1, Class A3 (LIBOR USD 1-Month plus 0.95%)

3.38%	09/25/28	[2]	952,877	941,437

SLM Student Loan Trust, Series 2012-2, Class A (LIBOR USD 1-Month plus 0.70%)

3.10%	01/25/29	[2]	1,396,515	1,372,068

SLM Student Loan Trust, Series 2012-7, Class A3 (LIBOR USD 1-Month plus 0.65%)

3.05%	05/26/26	[2]	3,607,401	3,544,018

SLM Student Loan Trust, Series 2012-7, Class B (LIBOR USD 1-Month plus 1.80%)

4.20%	09/25/43	[2]	2,200,000	2,231,540

SLM Student Loan Trust, Series 2013-4, Class A (LIBOR USD 1-Month plus 0.55%)

2.95%	06/25/43	[2]	1,317,307	1,304,584

SLM Student Loan Trust, Series 2014-1, Class A3 (LIBOR USD 1-Month plus 0.60%)

3.00%	02/26/29	[2]	1,311,938	1,280,387

SLM Student Loan Trust, Series 2014-2, Class A3 (LIBOR USD 1-Month plus 0.59%)

2.99%	03/25/55	[2]	12,155,040	12,087,233

Structured Receivables Finance LLC, Series 2010-A, Class B

7.61%	01/16/46	1,†	1,775,187	2,074,103

Structured Receivables Finance LLC, Series 2010-B, Class B

7.97%	08/15/36	[1]	1,192,925	1,413,438

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)

Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)

1.61%	07/01/42	[1,2]	$150,000	$141,500

TCI-Flatiron CLO Ltd., Series 2016-1, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 1.22%)

3.81%	07/17/28	[1,2,3]	6,300,000	6,304,412

Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 0.72%)

3.30%	07/25/26	[1,2,3]	2,354,257	2,352,313

Total Asset-Backed Securities (Cost $429,242,604)				433,858,941

BANK LOANS — 1.28%*

Automotive — 0.02%

Panther BF Aggregator 2 LP/Panther Finance Co., Inc., Term Loan B, 1st Lien (LIBOR plus 3.50%)

5.90%	04/30/26	[2]	600,000	596,439

Communications — 0.24%

CommScope, Inc., Term Loan B, 1st Lien (LIBOR plus 3.25%)

5.65%	04/04/26	[2]	1,000,000	998,500

CSC Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.25%)

4.64%	01/15/26	[2]	1,496,250	1,474,749

SBA Senior Finance II LLC, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.41%	04/11/25	[2]	2,262,150	2,236,950

Sprint Communications, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)

4.94%	02/02/24	[2]	493,687	487,104

(LIBOR plus 3.00%)

5.44%	02/02/24	[2]	995,000	987,537

Unitymedia Finance LLC, Term Loan E, 1st Lien (LIBOR plus 2.00%)

4.39%	06/01/23	[2]	1,600,000	1,597,728

				7,782,568

Consumer Discretionary — 0.02%

Reynolds Group Holdings, Inc., Term Loan B, 1st Lien (LIBOR plus 2.75%)

2.75%	02/06/23	[2]	802,364	797,566

See accompanying notes to Schedule of Portfolio Investments.
162 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Electric — 0.06%

Chief Power Finance LLC, Term Loan B, 1st Lien (LIBOR plus 4.75%)

7.16%	12/31/20	[2,5,6]	$1,379,342	$1,337,962

Homer City Generation LP, Term Loan B, 1st Lien (LIBOR plus 11.00%)

13.41%	04/05/23	[2,5,6]	709,600	682,398

				2,020,360

Energy — 0.00%

Vistra Operations Co., LLC, Term Loan B1, 1st Lien (LIBOR plus 2.00%)

4.40%	08/04/23	[2]	78,080	78,076

Finance — 0.22%

Avolon TLB Borrower 1 US, LLC, Term Loan B3, 1st Lien (LIBOR plus 1.75%)

4.13%	01/15/25	[2]	317,025	317,058

Delos Finance SARL, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.08%	10/06/23	[2]	6,793,857	6,793,484

				7,110,542

Gaming — 0.05%

Las Vegas Sands LLC, Term Loan B, 1st Lien (LIBOR plus 1.75%)

4.15%	03/27/25	[2]	1,580,000	1,570,267

Health Care — 0.29%

Kindred at Home, Term Loan, 1st Lien (LIBOR plus 3.75%)

6.19%	07/02/25	[2]	1,455,068	1,458,254

MPH Acquisition Holdings LLC, Term Loan B, 1st Lien (LIBOR plus 2.75%)

5.08%	06/07/23	[2]	1,350,000	1,294,313

US Renal Care, Inc., Term Loan B, 1st Lien (LIBOR plus 5.00%)

7.44%	06/12/26	[2]	1,700,000	1,671,984

Valeant Pharmaceuticals International Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.41%	06/02/25	[2]	4,666,823	4,670,230

				9,094,781

Information Technology — 0.21%

Dell International LLC, Term Loan A2, 1st Lien

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)

(LIBOR plus 1.75%)

4.16%	09/07/21	[2]	$1,108,869	$1,108,453

First Data Corp., Term Loan, 1st Lien (LIBOR plus 2.00%)

4.40%	04/26/24	[2]	3,075,353	3,075,353

Quintiles IMS, Inc., Term Loan B1, 1st Lien (LIBOR plus 2.00%)

4.33%	03/07/24	[2]	675,505	675,576

Quintiles IMS, Inc., Term Loan B3, 1st Lien (LIBOR plus 1.75%)

4.15%	06/11/25	[2]	742,500	739,482

SS&C Technologies, Inc., Term Loan B3, 1st Lien (LIBOR plus 2.25%)

4.65%	04/16/25	[2]	557,834	556,406

SS&C Technologies, Inc., Term Loan B4, 1st Lien (LIBOR plus 2.25%)

4.65%	04/16/25	[2]	382,557	381,578

				6,536,848

Materials — 0.10%

Berry Global, Inc., Term Loan B, 1st Lien (LIBOR plus 2.50%)

2.50%	05/15/26	[2]	1,000,000	994,375

Berry Global, Inc., Term Loan S, 1st Lien (LIBOR plus 1.75%)

4.16%	02/08/20	[2]	321,429	321,400

Liqui-Box Corp., Term Loan B, 1st Lien (LIBOR plus 4.50%)

4.50%	06/03/26	[2]	1,750,000	1,735,781

				3,051,556

Real Estate Investment Trust (REIT) — 0.02%

MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien (LIBOR plus 2.00%)

4.40%	03/21/25	[2]	497,429	494,982

Retail — 0.02%

BC ULC/New Red Finance, Inc., Term Loan B-3, 1st Lien (Canada) (LIBOR plus 2.25%)

7.44%	02/16/24	[2,3]	786,466	781,881

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 163

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Services — 0.03%

GFL Environmental, Inc., Term Loan B, 1st Lien (LIBOR plus 3.00%)

5.40%	05/30/25	[2]	$997,481	$982,968

Total Bank Loans

(Cost $40,940,347)				40,898,834

CORPORATES — 28.33%*

Automotive — 0.02%

Metalsa SA de CV, Series REGS (Mexico)

4.90%	04/24/23	[3]	500,000	502,500

Banking — 2.82%

Banco Internacional del Peru SAA Interbank, Series REGS (Peru)

6.63%	03/19/29	[3,4]	250,000	283,400

Banco Nacional de Comercio Exterior SNC/Cayman Islands (Mexico)

3.80%	08/11/26	[1,3,4]	2,000,000	2,025,600

Bank of America Corp.

2.74%	01/23/22	[4]	8,625,000	8,665,740

3.00%	12/20/23	[4]	1,515,000	1,543,654

Bank of America Corp. (GMTN)

3.59%	07/21/28	[4]	5,810,000	6,053,785

Bank of America Corp. (MTN)

3.12%	01/20/23	[4]	544,000	552,345

3.56%	04/23/27	[4]	5,940,000	6,205,729

4.27%	07/23/29	[4]	2,635,000	2,872,951

Global Bank Corp. (Panama)

4.50%	10/20/21	[1,3]	1,198,000	1,232,817

JPMorgan Chase & Co.

3.22%	03/01/25	[4]	10,980,000	11,299,090

4.02%	12/05/24	[4]	7,635,000	8,119,025

Lloyds Banking Group PLC (United Kingdom)

2.91%	11/07/23	[3,4]	5,780,000	5,769,894

3.90%	03/12/24	[3]	1,500,000	1,562,989

PNC Bank N.A. (BKNT)

1.45%	07/29/19		4,000,000	3,998,446

Santander UK Group Holdings PLC (United Kingdom)

2.88%	08/05/21	[3]	4,300,000	4,309,927

3.37%	01/05/24	[3,4]	3,000,000	3,030,025
4.80%	11/15/24	[3,4]	2,000,000	2,126,216

Santander UK PLC (United Kingdom)

2.50%	01/05/21	[3]	885,000	885,896

5.00%	11/07/23	[1,3]	3,100,000	3,284,394

Wells Fargo & Co.

3.00%	04/22/26		14,265,000	14,446,408

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Banking (continued)

Wells Fargo & Co. (MTN)
2.63%	07/22/22		$1,525,000	$1,534,929

				89,803,260

Communications — 3.58%

AT&T, Inc.

3.40%	05/15/25		1,500,000	1,542,503

3.80%	02/15/27		2,205,000	2,294,538

4.30%	02/15/30		4,115,000	4,409,646

4.35%	06/15/45		2,847,000	2,855,565

4.80%	06/15/44		4,662,000	4,918,334

5.15%	11/15/46		2,415,000	2,674,415

5.25%	03/01/37		3,170,000	3,566,861

C&W Senior Financing DAC (Ireland)

6.88%	09/15/27	[1,3]	1,200,000	1,240,620

CBS Corp.

2.50%	02/15/23		3,000,000	2,984,364

3.38%	02/15/28		2,625,000	2,616,589

CCO Holdings LLC/CCO Holdings

Capital Corp.

5.38%	06/01/29	[1]	3,104,000	3,212,640

Charter Communications Operating

LLC/Charter Communications Operating

Capital

3.58%	07/23/20		1,250,000	1,261,447

6.48%	10/23/45		1,490,000	1,768,407

Clear Channel International BV

(Netherlands)

8.75%	12/15/20	[1,3]	2,569,000	2,636,436

Comcast Corp.

4.60%	10/15/38		8,360,000	9,588,772

CSC Holdings LLC

5.38%	02/01/28	[1]	1,345,000	1,400,481

Intelsat Jackson Holdings SA (Luxembourg)

5.50%	08/01/23	[3]	4,374,000	4,013,145

9.75%	07/15/25	[1,3]	2,820,000	2,890,500

Koninklijke KPN NV (Netherlands)

8.38%	10/01/30	[3]	3,990,000	5,265,407

Level 3 Financing, Inc.

5.38%	05/01/25		1,158,000	1,198,530

Qwest Corp.

6.75%	12/01/21		2,235,000	2,410,068

7.25%	09/15/25		955,000	1,061,365

SES GLOBAL Americas Holdings GP

5.30%	03/25/44	[1]	5,494,000	5,304,391

Sirius XM Radio, Inc.

3.88%	08/01/22	[1]	1,379,000	1,387,619

Sprint Capital Corp.

8.75%	03/15/32		856,000	990,820

See accompanying notes to Schedule of Portfolio Investments.
164 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)

Sprint Communications, Inc.

7.00%	03/01/20	[1]	$1,400,000	$1,438,500

Sprint Corp.

7.63%	03/01/26		798,000	852,663

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

3.36%	09/20/21	[1]	6,474,375	6,467,965

4.74%	03/20/25	[1]	6,625,000	6,890,000

Time Warner Cable LLC

5.50%	09/01/41		2,972,000	3,121,912

5.88%	11/15/40		965,000	1,053,580

T-Mobile USA, Inc.

4.50%	02/01/26		200,000	205,000

4.75%	02/01/28		2,481,000	2,552,577

6.00%	03/01/23		1,264,000	1,295,600

6.50%	01/15/24		740,000	766,363

Verizon Communications, Inc.

4.02%	12/03/29	[1]	4,000,000	4,334,605

4.50%	08/10/33		1,586,000	1,784,907

4.86%	08/21/46		1,230,000	1,438,110

Virgin Media Secured Finance PLC (United Kingdom)

5.25%	01/15/26	[1,3]	840,000	863,906

5.50%	08/15/26	[1,3]	983,000	1,019,863

5.50%	05/15/29	[1,3]	1,250,000	1,271,500

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	[3]	3,393,000	3,579,559

5.25%	05/30/48	[3]	1,500,000	1,658,402

				114,088,475

Consumer Discretionary — 0.80%

Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.

4.90%	02/01/46		5,443,000	6,039,711

Bacardi Ltd. (Bermuda)

4.70%	05/15/28	[1,3]	2,250,000	2,409,182
5.15%	05/15/38	[1,3]	1,500,000	1,556,890

BAT Capital Corp.

4.54%	08/15/47		500,000	464,312

Central Garden & Pet Co.

5.13%	02/01/28		1,957,000	1,922,753

High Ridge Brands Co.

8.88%	03/15/25	[1,5,6]	2,175,000	217,500

KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC

5.00%	06/01/24	[1]	464,000	480,820

Reynolds American, Inc.

5.85%	08/15/45		3,810,000	4,109,579

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary (continued)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg S.A.

5.75%	10/15/20		$5,383,393	$5,403,581

Suntory Holdings Ltd. (Japan)

2.55%	09/29/19	[1,3]	3,015,000	3,014,059

				25,618,387

Electric — 2.26%

AES Panama SRL, Series REGS (Panama)

6.00%	06/25/22	[3]	250,000	257,969

Alabama Power Capital Trust V

5.42%	10/01/42	[4]	1,300,000	1,286,140

Cleco Power LLC

6.00%	12/01/40		1,380,000	1,724,021

Consolidated Edison Co. of New York, Inc.

4.45%	03/15/44		1,000,000	1,110,135

Consolidated Edison Co. of New York, Inc., Series E

4.65%	12/01/48		3,000,000	3,505,119

Dominion Energy, Inc.

5.75%	10/01/54	[4]	2,515,000	2,616,908

Duke Energy Carolinas LLC

3.70%	12/01/47		1,810,000	1,852,081

Duke Energy Progress LLC

3.25%	08/15/25		2,625,000	2,729,800

Duquesne Light Holdings, Inc.

6.40%	09/15/20	[1]	4,641,000	4,840,665

Entergy Corp.

4.00%	07/15/22		1,750,000	1,817,854

Eskom Holdings SOC Ltd., Series REGS (South Africa)

7.13%	02/11/25	[3]	1,000,000	1,052,500

Interstate Power & Light Co.

3.25%	12/01/24		6,130,000	6,320,294

ITC Holdings Corp.

3.65%	06/15/24		1,251,000	1,301,129

Metropolitan Edison Co.

4.00%	04/15/25	[1]	2,625,000	2,763,557

MidAmerican Energy Co.

4.25%	05/01/46		2,900,000	3,235,667

NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.55%)

3.07%	08/28/21	[2]	7,005,000	7,005,830

Perusahaan Gas Negara TBK PT (Indonesia)

5.13%	05/16/24	[1,3]	1,650,000	1,780,453

PNM Resources, Inc.
3.25%	03/09/21		1,073,000	1,081,945

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 165

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)

Public Service Co. of New Mexico

3.85%	08/01/25		$5,565,000	$5,769,082

5.35%	10/01/21		45,000	47,333

Public Service Electric & Gas Co., Series CC

9.25%	06/01/21		6,935,000	7,839,865

Southern Co. Gas Capital Corp.

3.25%	06/15/26		2,935,000	2,961,158

Southwestern Electric Power Co.

3.55%	02/15/22		2,625,000	2,688,501

Southwestern Electric Power Co., Series M

4.10%	09/15/28		2,190,000	2,365,019

Vistra Operations Co. LLC

3.55%	07/15/24	[1]	4,000,000	4,027,500

				71,980,525

Energy — 3.21%

Antero Resources Corp.

5.00%	03/01/25		3,929,000	3,644,147

5.13%	12/01/22		96,000	92,640

5.63%	06/01/23		2,900,000	2,806,330

Centennial Resource Production LLC

5.38%	01/15/26	[1]	400,000	382,000

6.88%	04/01/27	[1]	1,500,000	1,522,500

CrownRock LP/CrownRock Finance, Inc.

5.63%	10/15/25	[1]	490,000	492,450

Enbridge Energy Partners LP

5.88%	10/15/25		2,190,000	2,530,304

Energy Transfer Operating LP

5.15%	03/15/45		3,826,000	3,890,499

5.50%	06/01/27		1,448,000	1,621,175

5.88%	01/15/24		1,745,000	1,945,134

EQM Midstream Partners LP

5.50%	07/15/28		1,205,000	1,270,303

EQT Corp.

3.90%	10/01/27		3,000,000	2,850,965

Gulfport Energy Corp.

6.38%	05/15/25		315,000	245,306

Hess Corp.

7.88%	10/01/29		1,855,000	2,349,693

KazMunayGas National Co. JSC, Series REGS (Kazakhstan)

5.38%	04/24/30	[3]	3,700,000	4,109,891

Kinder Morgan Energy Partners LP

5.80%	03/15/35		210,000	242,513

Kinder Morgan, Inc.

5.30%	12/01/34		875,000	990,535

Matador Resources Co.

5.88%	09/15/26		1,543,000	1,566,145

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

Parsley Energy LLC/Parsley Finance Corp.

5.25%	08/15/25	[1]	$523,000	$533,460

5.63%	10/15/27	[1]	143,000	149,614

Peru LNG SRL, Series REGS (Peru)

5.38%	03/22/30	[3]	1,700,000	1,833,620

Petrobras Global Finance BV (Netherlands)

5.75%	02/01/29	[3]	65,000	67,957

Petroleos del Peru SA, Series REGS (Peru)

4.75%	06/19/32	[3]	500,000	547,850

Petroleos Mexicanos (Mexico)

1.70%	12/20/22	[3]	52,500	52,104

5.38%	03/13/22	[3]	3,650,000	3,679,930

6.50%	03/13/27	[3]	1,560,000	1,542,060

6.50%	01/23/29	[3]	4,135,000	4,010,950

6.63%	06/15/35	[3]	3,715,000	3,450,306

Plains All American Pipeline LP/PAA Finance Corp.

4.65%	10/15/25		6,250,000	6,647,685

Range Resources Corp.

4.88%	05/15/25		2,500,000	2,206,250

Rockies Express Pipeline LLC

5.63%	04/15/20	[1]	6,234,000	6,366,473

Ruby Pipeline LLC

6.00%	04/01/22	[1]	5,396,970	5,526,611

Sabine Pass Liquefaction LLC

5.63%	03/01/25		2,280,000	2,557,875

Spectra Energy Partners LP

4.60%	06/15/21		3,335,000	3,458,271

Sunoco Logistics Partners Operations LP

5.40%	10/01/47		2,650,000	2,811,543

Targa Resources Partners LP/Targa Resources Partners Finance Corp.

6.88%	01/15/29	[1]	1,422,000	1,580,112

TC PipeLines LP

4.38%	03/13/25		3,000,000	3,149,395

4.65%	06/15/21		2,300,000	2,376,738

TransMontaigne Partners LP/ TLP Finance Corp.

6.13%	02/15/26		1,302,000	1,259,685

Transocean Guardian Ltd. (Cayman Islands)

5.88%	01/15/24	[1,3]	1,001,700	1,022,986

Transocean Pontus Ltd. (Cayman Islands)

6.13%	08/01/25	[1,3]	1,533,735	1,587,416

Transocean Poseidon Ltd. (Cayman Islands)

6.88%	02/01/27	[1,3]	2,930,000	3,103,969

Transocean Proteus Ltd. (Cayman Islands)

6.25%	12/01/24	[1,3]	833,250	863,455

See accompanying notes to Schedule of Portfolio Investments.
166 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)

USA Compression Partners LP/USA Compression Finance Corp.

6.88%	04/01/26		$1,709,000	$1,815,642

6.88%	09/01/27	[1]	1,315,000	1,387,470

Williams Cos., Inc. (The)

3.60%	03/15/22		241,000	247,393

4.55%	06/24/24		2,625,000	2,827,553

6.30%	04/15/40		1,750,000	2,128,442

WPX Energy, Inc.

5.75%	06/01/26		939,000	978,907

				102,324,252

Finance — 3.69%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.95%	02/01/22	[3]	1,500,000	1,543,840

Air Lease Corp.

2.50%	03/01/21		3,450,000	3,447,152

3.88%	07/03/23		2,862,000	2,984,926

Alta Wind Holdings LLC

7.00%	06/30/35	[1,5,6]	1,609,106	1,806,263

Avolon Holdings Funding Ltd. (Cayman Islands)

5.13%	10/01/23	[1,3]	2,163,000	2,294,943

Citigroup, Inc.

3.14%	01/24/23	[4]	4,200,000	4,273,942

3.67%	07/24/28	[4]	2,940,000	3,062,907

Fondo MIVIVIENDA SA, Series REGS (Peru)

3.50%	01/31/23	[3]	1,000,000	1,018,750

Ford Motor Credit Co. LLC

2.34%	11/02/20		3,295,000	3,270,338

2.98%	08/03/22		3,015,000	2,985,744

3.20%	01/15/21		5,970,000	6,007,643

3.22%	01/09/22		630,000	630,478

3.34%	03/28/22		7,735,000	7,768,446

8.13%	01/15/20		7,780,000	7,997,295

(LIBOR USD 3-Month plus 0.88%)

3.48%	10/12/21	[2]	3,000,000	2,953,848

GE Capital International Funding Co. (Ireland)

2.34%	11/15/20	[3]	13,905,000	13,833,153

4.42%	11/15/35	[3]	16,012,000	15,874,521

Goldman Sachs Group, Inc. (The)

3.27%	09/29/25	[4]	12,900,000	13,142,753

3.81%	04/23/29	[4]	1,675,000	1,752,092

4.22%	05/01/29	[4]	1,505,000	1,614,010

Morgan Stanley

3.63%	01/20/27		2,290,000	2,405,582

(LIBOR USD 3-Month plus 0.93%)

3.52%	07/22/22	[2]	8,400,000	8,455,334

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)

Nationwide Building Society (United Kingdom)

3.77%	03/08/24	[1,3,4]	$3,070,000	$3,135,407

Park Aerospace Holdings Ltd. (Cayman Islands)

4.50%	03/15/23	[1,3]	1,500,000	1,549,812

5.50%	02/15/24	[1,3]	1,975,000	2,131,479

Raymond James Financial, Inc.

3.63%	09/15/26		1,540,000	1,585,067

				117,525,725

Food — 1.06%

Campbell Soup Co. (LIBOR USD 3-Month plus 0.50%)

2.91%	03/16/20	[2]	5,000,000	5,004,320

Chobani LLC/Chobani Finance Corp., Inc.

7.50%	04/15/25	[1]	669,000	628,860

Conagra Brands, Inc.

3.80%	10/22/21		7,766,000	7,985,000

Kraft Heinz Foods Co.

5.00%	06/04/42		1,430,000	1,479,569

5.20%	07/15/45		4,815,000	5,055,786

Kroger Co. (The)

5.40%	01/15/49		1,647,000	1,828,731

Pilgrim’s Pride Corp.

5.88%	09/30/27	[1]	1,500,000	1,560,000

Post Holdings, Inc.

5.50%	12/15/29	[1]	1,500,000	1,509,375

Smithfield Foods, Inc.

5.20%	04/01/29	[1]	4,690,000	5,116,740

Tyson Foods, Inc.

4.00%	03/01/26		1,425,000	1,518,831

(LIBOR USD 3-Month plus 0.45%)

2.97%	08/21/20	[2]	2,185,000	2,184,467

				33,871,679

Gaming — 0.24%

Churchill Downs, Inc.

4.75%	01/15/28	[1]	1,700,000	1,716,575

5.50%	04/01/27	[1]	1,790,000	1,875,025

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.

6.13%	08/15/21	[1]	1,735,000	1,765,363

Twin River Worldwide Holdings, Inc.

6.75%	06/01/27	[1]	1,000,000	1,045,000

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.

5.25%	05/15/27	[1]	1,260,000	1,269,450

				7,671,413

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 167

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care — 4.35%

AbbVie, Inc.

4.40%	11/06/42		$3,655,000	$3,603,194

4.88%	11/14/48		1,375,000	1,445,350

Aetna, Inc.

2.80%	06/15/23		1,382,000	1,388,002

4.13%	06/01/21		4,380,000	4,516,990

Allergan Finance LLC

3.25%	10/01/22		3,500,000	3,546,903

Allergan Funding SCS (Luxembourg)

3.80%	03/15/25	[3]	695,000	721,266

Amgen, Inc.

4.40%	05/01/45		3,570,000	3,798,387

Anthem, Inc.

3.50%	08/15/24		7,156,000	7,449,025

3.65%	12/01/27		3,385,000	3,518,093

AstraZeneca PLC (United Kingdom)

3.13%	06/12/27	[3]	646,000	662,018

Bayer U.S. Finance II LLC

4.38%	12/15/28	[1]	6,400,000	6,765,446

4.63%	06/25/38	[1]	2,000,000	2,045,500

4.88%	06/25/48	[1]	1,900,000	1,976,441

(LIBOR USD 3-Month plus 1.01%)

3.42%	12/15/23	[1,2]	1,000,000	985,005

Becton Dickinson and Co.

2.89%	06/06/22		3,750,000	3,815,137

3.36%	06/06/24		1,350,000	1,395,793

(LIBOR USD 3-Month plus 0.88%)

3.19%	12/29/20	[2]	1,500,000	1,500,247

Biogen, Inc.

5.20%	09/15/45		2,998,000	3,363,841

Bristol-Myers Squibb Co.

4.13%	06/15/39	[1]	3,700,000	3,997,449

Catalent Pharma Solutions, Inc.

4.88%	01/15/26	[1]	1,150,000	1,171,563

Celgene Corp.

2.75%	02/15/23		3,060,000	3,089,275

3.88%	08/15/25		1,400,000	1,501,208

5.00%	08/15/45		2,845,000	3,375,399

Centene Corp.

5.63%	02/15/21		1,206,000	1,230,120

CHS/Community Health Systems, Inc.

6.25%	03/31/23		136,000	131,410

8.00%	03/15/26	[1]	658,000	636,615

Cigna Corp.

4.13%	11/15/25	[1]	4,380,000	4,668,151

4.38%	10/15/28	[1]	1,750,000	1,889,644

Cigna Holding Co.

3.05%	10/15/27		4,875,000	4,824,090

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)

CVS Health Corp.

4.30%	03/25/28		$3,082,000	$3,252,675

5.05%	03/25/48		6,190,000	6,603,243

Elanco Animal Health, Inc.

4.27%	08/28/23	[1]	6,355,000	6,674,315

Fresenius Medical Care U.S. Finance II, Inc.

4.13%	10/15/20	[1]	1,015,000	1,032,713

5.63%	07/31/19	[1]	6,446,000	6,458,175

Hartford HealthCare Corp.

5.75%	04/01/44		1,525,000	1,807,163

HCA, Inc.

4.13%	06/15/29		3,630,000	3,752,513

5.00%	03/15/24		533,000	581,282

5.25%	04/15/25		977,000	1,083,836

5.25%	06/15/49		1,450,000	1,513,321

5.63%	09/01/28		1,700,000	1,839,187

6.50%	02/15/20		1,698,000	1,741,951

Humana, Inc.

2.90%	12/15/22		4,795,000	4,868,006

Molina Healthcare, Inc.

4.88%	06/15/25	[1]	1,905,000	1,940,719

5.38%	11/15/22		413,000	432,617

Shire Acquisitions Investments Ireland DAC (Ireland)

2.40%	09/23/21	[3]	5,450,000	5,445,183

Tenet Healthcare Corp.

4.50%	04/01/21		3,750,000	3,825,000

6.00%	10/01/20		2,321,000	2,396,433

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)

1.70%	07/19/19	[3]	1,015,000	1,014,334

WellCare Health Plans, Inc.

5.25%	04/01/25		568,000	594,270

5.38%	08/15/26	[1]	2,390,000	2,545,350

				138,413,848

Industrials — 1.53%

Amcor Finance USA, Inc.

3.63%	04/28/26	[1]	2,125,000	2,166,412

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)

6.00%	02/15/25	[1,3]	900,000	934,875

BAE Systems Holdings, Inc.

2.85%	12/15/20	[1]	1,895,000	1,902,988

Ball Corp.

4.00%	11/15/23		1,000,000	1,038,750

Berry Global Escrow Corp.

4.88%	07/15/26	[1]	480,000	491,400

See accompanying notes to Schedule of Portfolio Investments.
168 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials (continued)

Clean Harbors, Inc.

4.88%	07/15/27	[1]	$3,000,000	$3,056,550

5.13%	06/01/21		3,000,000	3,008,970

Covanta Holding Corp.

6.00%	01/01/27		733,000	766,901

General Electric Co.

4.13%	10/09/42		750,000	692,230

General Electric Co. (GMTN)

2.20%	01/09/20		3,250,000	3,241,674

4.63%	01/07/21		3,220,000	3,313,115

General Electric Co. (MTN)

4.65%	10/17/21		1,655,000	1,725,304

5.55%	05/04/20		2,600,000	2,666,427

(LIBOR USD 3-Month plus 0.48%)

3.00%	08/15/36	[2]	8,555,000	6,398,054

Graphic Packaging International LLC

4.75%	07/15/27	[1]	1,600,000	1,648,000

4.88%	11/15/22		500,000	520,625

Heathrow Funding Ltd. (United Kingdom)

4.88%	07/15/21	[1,3]	700,000	745,668

L3 Technologies, Inc.

4.40%	06/15/28		4,210,000	4,609,900

Sealed Air Corp.

5.25%	04/01/23	[1]	1,000,000	1,055,000

5.50%	09/15/25	[1]	563,000	601,003

Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)

7.75%	04/15/26	[1,3]	1,670,000	1,511,350

WRKCo, Inc.

4.65%	03/15/26		6,215,000	6,765,595

				48,860,791

Information Technology — 0.38%

Broadcom Corp./Broadcom Cayman Finance Ltd.

2.38%	01/15/20		5,297,000	5,284,536

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.

5.75%	03/01/25	[1]	2,241,000	2,280,217

IQVIA, Inc.

5.00%	10/15/26	[1]	1,800,000	1,869,750

NXP BV/NXP Funding LLC (Netherlands)

3.88%	09/01/22	[1,3]	300,000	309,033

4.13%	06/01/21	[1,3]	800,000	820,480

SS&C Technologies, Inc.

5.50%	09/30/27	[1]	1,553,000	1,614,149

				12,178,165

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Insurance — 0.48%

Farmers Exchange Capital

7.20%	07/15/48	[1]	$150,000	$188,577

Farmers Exchange Capital II

6.15%	11/01/53	[1,4]	2,500,000	2,890,625

Farmers Insurance Exchange

4.75%	11/01/57	[1,4]	3,800,000	3,662,680

8.63%	05/01/24	[1]	942,000	1,132,270

Nationwide Mutual Insurance Co.

4.70%	12/15/24	[1,4]	3,825,000	3,810,656

Teachers Insurance & Annuity Association of America

4.38%	09/15/54	[1,4]	3,425,000	3,573,027

				15,257,835

Materials — 0.42%

Corp. Nacional del Cobre de Chile, Series REGS (Chile)

3.63%	08/01/27	[3]	1,850,000	1,919,005

Indonesia Asahan Aluminum Persero PT (Indonesia)

6.53%	11/15/28	[1,3]	4,000,000	4,727,200

International Flavors & Fragrances, Inc.

5.00%	09/26/48		4,525,000	5,018,784

SASOL Financing USA LLC

5.88%	03/27/24		1,200,000	1,301,226

Volcan Cia Minera SAA, Series REGS (Peru)

5.38%	02/02/22	[3]	300,000	311,430

				13,277,645

Real Estate Investment Trust (REIT) — 2.06%

Alexandria Real Estate Equities, Inc.

3.45%	04/30/25		2,660,000	2,739,074

American Campus Communities Operating Partnership LP

3.35%	10/01/20		1,735,000	1,751,037

3.63%	11/15/27		2,246,000	2,293,749

AvalonBay Communities, Inc. (GMTN)

3.63%	10/01/20		1,500,000	1,517,599

Boston Properties LP

2.75%	10/01/26		4,000,000	3,941,142

CC Holdings GS V LLC/Crown Castle GS III Corp.

3.85%	04/15/23		2,625,000	2,749,720

GLP Capital LP/GLP Financing II, Inc.

4.88%	11/01/20		1,650,000	1,680,011

5.30%	01/15/29		2,280,000	2,470,112

5.38%	04/15/26		2,680,000	2,904,986

5.75%	06/01/28		3,600,000	3,980,592

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 169

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Real Estate Investment Trust (REIT) (continued)

HCP, Inc.

3.88%	08/15/24		$2,715,000	$2,847,743

4.25%	11/15/23		5,325,000	5,648,997

Healthcare Realty Trust, Inc.

3.88%	05/01/25		2,190,000	2,238,194

Hudson Pacific Properties LP

3.95%	11/01/27		2,500,000	2,556,079

MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.

5.63%	05/01/24		625,000	675,781

Piedmont Operating Partnership LP

3.40%	06/01/23		4,520,000	4,537,050

Post Apartment Homes LP

3.38%	12/01/22		90,000	91,848

Reckson Operating Partnership LP

7.75%	03/15/20		2,375,000	2,458,814

SL Green Operating Partnership LP (LIBOR USD 3-Month plus 0.98%)

3.50%	08/16/21	[2]	1,500,000	1,500,569

SL Green Realty Corp.

4.50%	12/01/22		3,000,000	3,150,654

UDR, Inc.

3.70%	10/01/20		4,628,000	4,692,742

Ventas Realty LP

3.25%	10/15/26		4,380,000	4,403,939

3.75%	05/01/24		875,000	909,815

Welltower, Inc.

4.95%	01/15/21		1,020,000	1,052,427

5.25%	01/15/22		2,500,000	2,659,604

				65,452,278

Retail — 0.49%

Alimentation Couche-Tard, Inc. (Canada)

3.55%	07/26/27	[1,3]	1,935,000	1,972,517

eG Global Finance PLC (United Kingdom)

6.75%	02/07/25	[1,3]	3,209,000	3,191,992

Rite Aid Corp.

6.13%	04/01/23	[1]	6,085,000	5,157,037

Walgreens Boots Alliance, Inc.

3.80%	11/18/24		5,099,000	5,305,323

				15,626,869

Services — 0.63%

DP World Crescent Ltd. (Cayman Islands)

4.85%	09/26/28	[1,3]	2,200,000	2,352,625

Gartner, Inc.

5.13%	04/01/25	[1]	500,000	515,250

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Services (continued)

GFL Environmental, Inc. (Canada)

5.38%	03/01/23	[1,3]	$1,779,000	$1,770,105

7.00%	06/01/26	[1,3]	815,000	838,431

8.50%	05/01/27	[1,3]	3,135,000	3,381,881

IHS Markit Ltd. (Bermuda)

4.00%	03/01/26	[1,3]	1,516,000	1,568,302

4.13%	08/01/23	[3]	3,000,000	3,122,550

4.75%	02/15/25	[1,3]	2,000,000	2,150,200

4.75%	08/01/28	[3]	1,750,000	1,913,923

Matthews International Corp.

5.25%	12/01/25	[1]	1,554,000	1,532,633

Waste Pro USA, Inc.

5.50%	02/15/26	[1]	948,000	974,070

				20,119,970

Transportation — 0.31%

America West Airlines Pass-Through Trust, Series 2001-1, Class G

7.10%	04/02/21		884,332	915,460

American Airlines Pass-Through Trust, Series 2011-1, Class A

5.25%	01/31/21		29,725	30,756

American Airlines Pass-Through Trust, Series 2013-2, Class A

4.95%	01/15/23		1,238,231	1,296,247

American Airlines Pass-Through Trust, Series 2015-2, Class AA

3.60%	09/22/27		2,433,066	2,519,440

Continental Airlines Pass-Through Trust, Series 1999-2, Class A

7.26%	03/15/20		158,634	160,316

Continental Airlines Pass-Through Trust, Series 2000-1, Class A1

8.05%	11/01/20		140,407	142,821

Continental Airlines Pass-Through Trust, Series 2000-2, Class A1

7.71%	04/02/21		173,437	180,806

Continental Airlines Pass-Through Trust, Series 2001-1, Class A1

6.70%	06/15/21		18,766	19,689

Continental Airlines Pass-Through Trust, Series 2007-1, Class A

5.98%	04/19/22		2,166,112	2,299,870

Continental Airlines Pass-Through Trust, Series 2012-1, Class B

6.25%	04/11/20		29,391	29,937

Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1

6.72%	01/02/23		841,369	903,351

U.S. Airways Pass-Through Trust, Series 2001-1, Class G

7.08%	03/20/21		358,491	376,376

See accompanying notes to Schedule of Portfolio Investments.
170 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Transportation (continued)

U.S. Airways Pass-Through Trust, Series 2010-1, Class A

6.25%	04/22/23		$821,996	$897,833

U.S. Airways Pass-Through Trust, Series 2012-1, Class A

5.90%	10/01/24		77,448	85,586

				9,858,488

Total Corporates (Cost $870,721,493)				902,432,105

FOREIGN GOVERNMENT OBLIGATIONS — 1.27%

Foreign Government Obligations — 1.27%

Bahrain Government International Bond, Series REGS (Bahrain)

7.00%	10/12/28	[3]	1,400,000	1,512,875

Brazilian Government International Bond (Brazil)

4.63%	01/13/28	[3]	3,450,000	3,623,535

Colombia Government International Bond (Colombia)

4.50%	01/28/26	[3]	4,500,000	4,866,750

Corp. Financiera de Desarrollo SA, Series REGS (Peru)

4.75%	07/15/25	[3]	2,000,000	2,147,400

Dominican Republic International Bond, Series REGS (Dominican Republic)

6.60%	01/28/24	[3]	3,750,000	4,173,375

Egypt Government International Bond (Egypt)

5.58%	02/21/23	[1,3]	1,600,000	1,630,000

Hazine Mustesarligi Varlik Kiralama AS, Series REGS (Turkey)

4.49%	11/25/24	[3]	270,000	248,562

Mexico Government International Bond (Mexico)

3.75%	01/11/28	[3]	700,000	714,350

Oman Government International Bond (Oman)

5.63%	01/17/28	[1,3]	3,120,000	2,967,900

Paraguay Government International Bond, Series REGS (Paraguay)

4.63%	01/25/23	[3]	950,000	1,000,635

Qatar Government International Bond (Qatar)

4.50%	04/23/28	[3]	2,700,000	3,025,131

Republic of Azerbaijan International Bond, Series REGS (Azerbaijan)

4.75%	03/18/24	[3]	1,200,000	1,265,400

Russian Foreign Bond - Eurobond, Series REGS (Russia)

4.88%	09/16/23	[3]	4,200,000	4,499,540

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Foreign Government Obligations (continued)

Saudi Government International Bond, Series REGS (EMTN) (Saudi Arabia)

4.50%	10/26/46	[3]	$1,300,000	$1,324,609

Saudi Government International Bond (Saudi Arabia)

4.00%	04/17/25	[1,3]	2,700,000	2,878,200

South Africa Government International Bond (South Africa)

4.67%	01/17/24	[3]	900,000	944,100

Turkey Government International Bond (Turkey)

5.13%	03/25/22	[3]	2,250,000	2,221,999

Uruguay Government International Bond (Uruguay)

4.38%	10/27/27	[3]	1,357,835	1,470,719

Total Foreign Government Obligations (Cost $38,975,466)				40,515,080

MORTGAGE-BACKED — 43.98%**

Non-Agency Commercial Mortgage-Backed — 7.76%

Banc of America Commercial Mortgage Trust, Series 2007-5, Class AJ

6.03%	02/10/51	[4]	6,167,966	5,910,074

Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A

4.23%	08/10/38	[1,4]	5,910,000	6,544,982

Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A

4.42%	07/11/33	[1]	4,970,000	5,136,487

BANK, Series 2019-BN18, Class A2

3.47%	05/15/62		7,669,000	8,052,193

Bayview Commercial Asset Trust, Series 2004-2, Class A (LIBOR USD 1-Month plus 0.43%)

2.83%	08/25/34	[1,2]	898,272	883,426

BBCMS Trust, Series 2013-TYSN, Class A2

3.76%	09/05/32	[1]	4,675,000	4,735,691

BB-UBS Trust, Series 2012-SHOW, Class A

3.43%	11/05/36	[1]	3,490,000	3,643,438

CALI Mortgage Trust, Series 2019-101C, Class A

3.96%	03/10/39	[1]	7,630,000	8,401,263

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)

1.94%	09/10/45	[1,4]	39,789,713	1,804,093

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA (IO)

1.52%	02/10/48	[4]	74,402,106	4,386,573

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 171

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

Commercial Mortgage Trust, Series 2014-UBS6, Class ASB

3.39%	12/10/47		$8,000,000	$8,269,720

Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)

1.91%	10/15/45	[4]	47,676,063	2,272,968

Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)

1.69%	12/10/45	[4]	74,835,170	3,331,550

Commercial Mortgage Trust, Series 2013-300P, Class A1

4.35%	08/10/30	[1]	2,840,000	3,042,874

Commercial Mortgage Trust, Series 2013-CR13, Class XA (IO)

0.96%	11/10/46	[4]	66,699,123	2,048,737

Commercial Mortgage Trust, Series 2013-LC6, Class XA (IO)

1.49%	01/10/46	[4]	36,581,817	1,446,847

Commercial Mortgage Trust, Series 2014-277P, Class A

3.73%	08/10/49	[1,4]	6,275,000	6,665,276

Commercial Mortgage Trust, Series 2014-CR16, Class A3

3.78%	04/10/47		5,243,664	5,533,340

Commercial Mortgage Trust, Series 2014-CR16, Class XA (IO)

1.15%	04/10/47	[4]	110,710,428	4,416,471

Core Industrial Trust, Series 2015-CALW, Class A

3.04%	02/10/34	[1]	4,458,755	4,596,107

Core Industrial Trust, Series 2015-TEXW, Class A

3.08%	02/10/34	[1]	5,602,644	5,741,689

Core Industrial Trust, Series 2015-WEST, Class A

3.29%	02/10/37	[1]	6,668,784	7,017,108

Core Industrial Trust, Series 2015-WEST, Class B

3.57%	02/10/37	[1]	1,130,000	1,203,525

Deutsche Bank Commercial Mortgage Trust, Series 2016-SFC, Class A

2.83%	08/10/36	[1]	6,000,000	6,022,442

GE Business Loan Trust, Series 2006-2A, Class A (LIBOR USD 1-Month plus 0.18%)

2.57%	11/15/34	[1,2]	7,200,678	7,089,699

GE Business Loan Trust, Series 2007-1A, Class A (LIBOR USD 1-Month plus 0.17%)

2.56%	04/15/35	[1,2]	3,368,630	3,307,170

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

GRACE Mortgage Trust, Series 2014-GRCE, Class A

3.37%	06/10/28	[1]	$1,875,000	$1,919,759

GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)

1.48%	08/10/43	[1,4]	40,975,032	388,189

GS Mortgage Securities Trust, Series 2012-GC6, Class XA (IO)

2.13%	01/10/45	[1,4]	51,591,450	1,978,548

GS Mortgage Securities Trust, Series 2013-GC16, Class A3

4.24%	11/10/46		5,604,159	5,999,495

GS Mortgage Securities Trust, Series 2014-GC20, Class XA (IO)

1.23%	04/10/47	[4]	79,404,798	2,811,946

Hudson Yards Mortgage Trust, Series 2019-30HY, Class A

3.23%	07/10/39	[1]	6,340,000	6,527,228

JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA (IO)

0.69%	08/15/46	[4]	74,326,347	1,539,336

JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)

1.25%	11/15/45	[4]	18,407,171	717,924

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA (IO)

1.17%	08/15/47	[4]	22,433,873	905,415

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-IWST, Class XA (IO)

1.83%	12/05/27	[1,4]	48,941,356	394,935

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A2

4.61%	06/15/43	[1]	3,525,955	3,538,855

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA (IO)

1.14%	02/15/46	[1,4]	17,332,684	225,871

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)

1.40%	04/15/46	[4]	12,307,026	502,981

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A

3.40%	06/05/39	[1]	8,000,000	8,428,526

Key Commercial Mortgage Securities Trust, Series 2018-S1, Class A1

3.72%	10/15/53	[1]	6,059,979	6,261,787

See accompanying notes to Schedule of Portfolio Investments.
172 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4 (LIBOR USD 1-Month plus 0.25%)

2.65%	06/25/37	[1,2]	$1,947,509	$1,896,890

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4

2.86%	11/15/45		1,159,014	1,177,448

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA (IO)

0.77%	10/15/46	[4]	34,459,049	757,851

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class XA (IO)

1.23%	04/15/48	[4]	78,043,630	3,708,001

Morgan Stanley Capital I Trust, Series 2011-C3, Class A3

4.05%	07/15/49		2,080,282	2,078,317

Morgan Stanley Capital I Trust, Series 2019-H6, Class A2

3.23%	06/15/52		5,000,000	5,186,800

One Market Plaza Trust, Series 2017-1MKT, Class A

3.61%	02/10/32	[1]	5,600,000	5,851,516

RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A

3.96%	01/15/32	[1,4]	3,460,000	3,664,607

SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)

0.45%	01/05/43	[1,4]	28,685,000	1,671,561

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ

5.48%	08/15/39	[4]	315,632	316,812

VNDO Mortgage Trust, Series 2012-6AVE, Class A

3.00%	11/15/30	[1]	4,370,000	4,477,724

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2

4.39%	11/15/43	[1]	21,025,000	21,376,340

Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA (IO)

1.31%	08/15/50	[4]	53,808,771	2,340,143

Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4

3.10%	06/15/49		10,000,000	10,299,169

WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)

1.89%	11/15/44	[1,4]	21,452,725	656,882

WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA (IO)

1.70%	12/15/45	[1,4]	69,410,834	3,105,704

WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA (IO)

1.99%	08/15/45	[1,4]	45,333,422	2,015,542

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)

WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)

2.07%	11/15/45	[1,4]	$38,210,375	$1,997,256

WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA (IO)

0.87%	06/15/46	[4]	77,159,644	1,799,363

WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA (IO)

0.74%	10/15/57	[4]	91,483,354	2,285,135

Worldwide Plaza Trust, Series 2017-WWP, Class A

3.53%	11/10/36	[1]	6,500,000	6,875,432

				247,183,031

Non-Agency Mortgage-Backed — 24.83%

Aames Mortgage Investment Trust, Series 2006-1, Class A4 (LIBOR USD 1-Month plus 0.56%)

2.96%	04/25/36	[2]	2,082,000	2,066,554

Accredited Mortgage Loan Trust, Series 2006-1, Class A4 (LIBOR USD 1-Month plus 0.28%)

2.68%	04/25/36	[2]	4,396,962	4,331,487

ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class A2C (LIBOR USD 1-Month plus 0.15%)

2.55%	08/25/36	[2]	521,753	515,585

ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASP1, Class A2D (LIBOR USD 1-Month plus 0.38%)

2.78%	03/25/37	[2]	2,954,711	1,880,471

Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1

4.09%	08/25/35	[4]	2,839,947	2,609,172

Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21 (LIBOR USD 1-Month plus 0.23%)

2.63%	09/25/35	[2]	51,387	51,518

Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1

4.61%	03/25/37	[4]	3,277,521	3,028,552

American Home Mortgage Investment Trust, Series 2006-1, Class 12A1 (LIBOR USD 1-Month plus 0.40%)

2.80%	03/25/46	[2]	5,435,833	5,313,114

Asset-Backed Funding Certificates, Series 2007-NC1, Class A2 (LIBOR USD 1-Month plus 0.30%)

2.70%	05/25/37	[1,2]	5,458,248	5,382,057

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 173

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Asset-Backed Funding Certificates,

Series 2007-WMC1, Class A2B

(LIBOR USD 1-Month plus 1.00%)

3.40%	06/25/37	[2]	$4,554,737	$3,974,535

Asset-Backed Securities Corp. Home Equity

Loan Trust, Series 2004-HE9, Class M1

(LIBOR USD 1-Month plus 0.98%)

3.38%	12/25/34	[2]	1,809,008	1,805,013

Asset-Backed Securities Corp. Home Equity

Loan Trust, Series 2006-HE1, Class A4

(LIBOR USD 1-Month plus 0.30%)

2.70%	01/25/36	[2]	5,000,000	4,863,837

Asset-Backed Securities Corp. Home Equity

Loan Trust, Series 2006-HE5, Class A5

(LIBOR USD 1-Month plus 0.24%)

2.64%	07/25/36	[2]	9,754,000	9,266,989

Banc of America Alternative Loan Trust,

Series 2003-8, Class 1CB1

5.50%	10/25/33		1,089,513	1,120,498

Banc of America Funding Trust,

Series 2004-B, Class 5A1

4.66%	11/20/34	[4]	362,084	358,641

Banc of America Funding Trust,

Series 2006-D, Class 3A1

4.28%	05/20/36	[4]	1,394,988	1,372,997

Banc of America Funding Trust,

Series 2006-G, Class 2A1

(LIBOR USD 1-Month plus 0.44%)

2.82%	07/20/36	[2]	1,127,345	1,131,450

Banc of America Funding Trust,

Series 2006-G, Class 2A4

(LIBOR USD 1-Month plus 0.58%)

2.96%	07/20/36	[2]	4,502,313	4,528,850

Banc of America Funding Trust,

Series 2015-R3, Class 6A2

2.60%	05/27/36	[1,4]	17,463,511	16,606,582

Banc of America Funding Trust,

Series 2016-R1, Class A1

2.50%	03/25/40	[1,4]	4,285,006	4,271,161

Banc of America Mortgage Trust,

Series 2005-K, Class 2A1

4.47%	12/25/35	[4]	1,670,352	1,660,288

BCAP LLC Trust, Series 2007-AA1,

Class 2A1

(LIBOR USD 1-Month plus 0.18%)

2.58%	03/25/37	[2]	4,829,438	4,776,518

BCAP LLC Trust, Series 2014-RR2,

Class 6A1

(LIBOR USD 1-Month plus 0.24%)

2.67%	10/26/36	[1,2]	9,211,835	9,180,222

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

BCAP LLC Trust, Series 2014-RR3,

Class 4A1

2.73%	03/26/36	[1,4]	$5,105,853	$4,961,714

Bear Stearns ALT-A Trust, Series 2005-1,

Class M1

(LIBOR USD 1-Month plus 0.75%)

3.15%	01/25/35	[2]	14,935,000	14,650,396

Bear Stearns ALT-A Trust, Series 2005-2,

Class 2A4

4.26%	04/25/35	[4]	2,131,462	2,154,748

Bear Stearns ALT-A Trust, Series 2005-8,

Class 11A1

(LIBOR USD 1-Month plus 0.54%)

2.94%	10/25/35	[2]	10,500,679	10,427,998

Bear Stearns ARM Trust, Series 2005-9,

Class A1

(US Treasury Yield Curve Rate T Note

Constant Maturity 1 Year plus 2.30%)

4.73%	10/25/35	[2]	2,980,183	3,064,987

Bear Stearns Asset-Backed Securities I

Trust, Series 2005-AC6, Class 1A3

5.50%	09/25/35	[4]	537,517	551,869

Bear Stearns Asset-Backed Securities I

Trust, Series 2006-AC2, Class 21A3

6.00%	03/25/36		80,184	89,397

Bear Stearns Mortgage Funding Trust,

Series 2007-AR4, Class 1A1

(LIBOR USD 1-Month plus 0.20%)

2.60%	09/25/47	[2]	10,938,114	10,437,602

Carrington Mortgage Loan Trust,

Series 2005-OPT2, Class M4

(LIBOR USD 1-Month plus 0.98%)

3.38%	05/25/35	[2]	2,960,000	2,973,801

Carrington Mortgage Loan Trust,

Series 2006-OPT1, Class M1

(LIBOR USD 1-Month plus 0.35%)

2.75%	02/25/36	[2]	3,620,000	3,589,875

Centex Home Equity Loan Trust,

Series 2006-A, Class AV4

(LIBOR USD 1-Month plus 0.25%)

2.65%	06/25/36	[2]	2,458,394	2,446,561

Chase Mortgage Finance Trust,

Series 2007-A1, Class 8A1

4.68%	02/25/37	[4]	1,187,943	1,244,427

CIM Trust, Series 2016-3, Class A1

5.00%	02/01/56	[1]	12,303,866	12,716,161

CIM Trust, Series 2016-4, Class A1

(LIBOR USD 1-Month plus 2.00%)

4.44%	10/25/57	[1,2]	7,411,050	7,715,833

CIM Trust, Series 2017-5, Class A1

2.30%	05/25/57	[1,4]	1,331,155	1,325,377

See accompanying notes to Schedule of Portfolio Investments.
174 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

CIM Trust, Series 2017-8, Class A1

3.00%	12/25/65	[1,4]	$13,467,143	$13,547,328

CIM Trust, Series 2018-R4, Class A1

4.07%	12/26/57	[1,4]	12,778,699	12,929,444

CIM Trust, Series 2018-R5, Class A1

3.75%	07/25/58	[1,4]	12,903,737	13,079,218

Citigroup Mortgage Loan Trust, Inc.,

Series 2005-9, Class 1A1

(LIBOR USD 1-Month plus 0.26%)

2.66%	11/25/35	[2]	69,000	56,969

Citigroup Mortgage Loan Trust, Inc.,

Series 2006-WFH2, Class M1

(LIBOR USD 1-Month plus 0.27%)

2.67%	08/25/36	[2]	8,972,899	8,883,999

Citigroup Mortgage Loan Trust, Inc.,

Series 2006-WFH3, Class M1

(LIBOR USD 1-Month plus 0.29%)

2.69%	10/25/36	[2]	7,095,357	7,131,637

Citigroup Mortgage Loan Trust, Inc.,

Series 2007-WFH1, Class A4

(LIBOR USD 1-Month plus 0.20%)

2.60%	01/25/37	[2]	1,555,593	1,557,050

Citigroup Mortgage Loan Trust,

Series 2006-AR3, Class 1A2A

4.54%	06/25/36	[4]	305,549	297,580

Citigroup Mortgage Loan Trust,

Series 2006-HE2, Class A2D

(LIBOR USD 1-Month plus 0.24%)

2.64%	08/25/36	[2]	1,443,530	1,421,337

Citigroup Mortgage Loan Trust,

Series 2007-WFHE2, Class A4

(LIBOR USD 1-Month plus 0.35%)

2.75%	03/25/37	[2]	3,358,732	3,366,054

Conseco Finance Corp., Series 1998-6,

Class A8

6.66%	06/01/30	[4]	19,255	20,036

Countrywide Alternative Loan Trust,

Series 2005-76, Class 1A1

(Federal Reserve US 12-Month Cumulative

Average plus 1.48%)

3.98%	01/25/36	[2]	4,905,744	4,992,870

Countrywide Alternative Loan Trust,

Series 2006-HY12, Class A5

3.94%	08/25/36	[4]	5,270,664	5,510,136

Countrywide Asset-Backed Certificates,

Series 2004-15, Class MV4

(LIBOR USD 1-Month plus 1.28%)

3.68%	04/25/35	[2]	3,019,322	3,052,464

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Countrywide Home Loan Mortgage

Pass-Through Trust, Series 2005-3,

Class 1A2

(LIBOR USD 1-Month plus 0.58%)

2.98%	04/25/35	[2]	$5,086,940	$4,833,552

Countrywide Home Loan Mortgage

Pass-Through Trust, Series 2005-9,

Class 1A1

(LIBOR USD 1-Month plus 0.60%)

3.00%	05/25/35	[2]	112,983	105,806

Credit Suisse First Boston Mortgage

Securities Corp., Series 2003-AR26,

Class 3A1

4.51%	11/25/33	[4]	906,064	910,213

Credit Suisse First Boston Mortgage

Securities Corp., Series 2005-11,

Class 1A1

6.50%	12/25/35		791,373	650,810

Credit Suisse First Boston Mortgage-Backed

Pass-Through Certificates, Series 2004-AR5,

Class 9A1

3.26%	06/25/34	[4]	83,739	82,807

Credit Suisse Mortgage Capital,

Mortgage-Backed Trust,

Series 2006-8, Class 3A1

6.00%	10/25/21		65,930	59,227

Credit-Based Asset Servicing and

Securitization LLC, Mortgage Loan Trust,

Series 2007-CB2, Class A2B

(STEP-reset date 08/25/19)

4.03%	02/25/37		6,280,309	5,049,160

Credit-Based Asset Servicing and

Securitization LLC, Mortgage Loan Trust,

Series 2007-CB2, Class A2C

(STEP-reset date 08/25/19)

4.03%	02/25/37		1,503,140	1,208,341

Credit-Based Asset Servicing and

Securitization LLC, Mortgage Loan Trust,

Series 2007-CB3, Class A3

(STEP-reset date 08/25/19)

3.82%	03/25/37		6,825,591	3,470,032

Credit-Based Asset Servicing and

Securitization LLC, Series 2006-CB2,

Class AF3 (STEP-reset date 08/25/19)

3.43%	12/25/36		894,153	810,077

Credit-Based Asset Servicing and

Securitization LLC, Series 2006-CB9,

Class A2

(LIBOR USD 1-Month plus 0.11%)

2.51%	11/25/36	[2]	9,671,257	6,054,995

Credit-Based Asset Servicing and

Securitization LLC, Series 2007-CB1,

Class AF2 (STEP-reset date 08/25/19)

3.57%	01/25/37		2,587,421	1,196,805

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 175

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A (LIBOR USD 1-Month plus 0.09%)

2.49%	04/25/37	[2]	$3,292,699	$3,132,734

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (LIBOR USD 1-Month plus 0.06%)

2.46%	04/25/37	[2]	1,906,016	1,463,830

DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A (LIBOR USD 1-Month plus 0.36%)

2.75%	01/19/45	[2]	1,007,977	942,842

DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A (LIBOR USD 1-Month plus 0.29%)

2.68%	10/19/45	[2]	5,534,373	5,389,975

DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A (LIBOR USD 1-Month plus 0.20%)

2.59%	10/19/36	[2]	7,678,510	7,093,570

DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A (LIBOR USD 1-Month plus 0.14%)

2.53%	04/19/47	[2]	2,281,761	2,080,328

First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C (LIBOR USD 1-Month plus 0.16%)

2.56%	10/25/36	[2]	1,016,802	808,731

First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D (LIBOR USD 1-Month plus 0.21%)

2.61%	12/25/37	[2]	1,669,938	1,466,285

First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3 (LIBOR USD 1-Month plus 0.28%)

2.99%	03/25/36	[2]	15,096,000	14,391,137

First Franklin Mortgage Loan Trust, Series 2006-FF9, Class 2A4 (LIBOR USD 1-Month plus 0.25%)

2.65%	06/25/36	[2]	8,650,000	7,786,426

First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D (LIBOR USD 1-Month plus 0.22%)

2.62%	01/25/38	[2]	5,646,413	4,149,801

First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B (LIBOR USD 1-Month plus 0.10%)

2.50%	03/25/37	[2]	732,906	485,552

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1

4.38%	09/25/34	[4]	$583,419	$584,084

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3

4.38%	09/25/34	[4]	897,117	898,139

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1

4.16%	12/25/35	[4]	1,748,892	1,630,946

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1

4.17%	02/25/36	[4]	2,380,779	2,123,506

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1

4.28%	04/25/35	[4]	2,960,876	3,012,317

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3, Class 3A1

4.34%	05/25/35	[4]	2,778,057	2,772,401

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1

4.37%	09/25/35	[4]	3,512,261	3,409,523

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1

4.40%	10/25/35	[4]	3,826,972	3,131,168

First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1

4.32%	11/25/35	[4]	2,248,114	2,061,090

First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1

4.44%	03/25/36	[4]	2,929,141	2,516,713

First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1

4.12%	01/25/37	[4]	4,175,627	3,811,796

First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1

4.37%	09/25/35	[4]	3,415,323	3,079,696

First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1

4.05%	10/25/35	[4]	154,250	150,485

First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1

4.65%	11/25/35	[4]	1,529,892	1,410,612

First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2

4.77%	08/25/37	[4]	137,895	109,709

Ginnie Mae, Series 2018-134, Class ZP

4.50%	10/20/48		8,325,231	8,319,207

GMACM Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1

4.61%	09/19/35	[4]	1,823,281	1,503,232

See accompanying notes to Schedule of Portfolio Investments.
176 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

GMACM Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1

4.08%	09/19/35	[4]	$2,132,375	$2,031,739

GMACM Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1

4.21%	04/19/36	[4]	4,782,325	4,390,596

GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A (LIBOR USD 1-Month plus 0.29%)

2.69%	07/25/35	[2]	1,204,881	1,202,049

GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A7

0.00%	01/25/47	5,8,†	1,060,000	—

GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A (LIBOR USD 1-Month plus 0.20%)

2.60%	03/25/47	[2]	17,372,075	16,112,212

GSAMP Trust, Series 2005-HE5, Class M2 (LIBOR USD 1-Month plus 0.43%)

2.83%	11/25/35	[2]	6,171,076	6,199,917

GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO) (-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)

3.10%	09/25/35	[2,5,6]	27,222	1,006

GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1

4.64%	07/25/35	[4]	1,154,094	1,102,777

GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1

4.18%	04/25/36	[4]	276,764	242,696

GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A

4.34%	05/25/37	[4]	1,136,144	1,030,512

HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A (LIBOR USD 1-Month plus 0.31%)

2.70%	11/19/35	[2]	3,453,642	3,190,061

HarborView Mortgage Loan Trust, Series 2006-7, Class 1A (LIBOR USD 1-Month plus 0.21%)

2.60%	09/19/46	[2]	15,115,811	14,482,864

HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A (LIBOR USD 1-Month plus 0.20%)

2.59%	08/19/37	[2]	16,245,062	15,100,872

Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-D, Class AII4 (LIBOR USD 1-Month plus 0.35%)

2.75%	03/25/36	[2]	7,603,493	7,469,054

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

HSI Asset Securitization Corp. Trust, Series 2005-OPT1, Class M1 (LIBOR USD 1-Month plus 0.63%)

3.03%	11/25/35	[2]	$5,703,202	$5,709,268

Impac CMB Trust, Series 2005-2, Class 1A1 (LIBOR USD 1-Month plus 0.52%)

2.92%	04/25/35	[2]	4,958,925	4,944,623

IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 1A1A (LIBOR USD 1-Month plus 0.28%)

2.68%	07/25/35	[2]	14,679,495	12,574,802

IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1

3.76%	10/25/35	[4]	2,664,790	2,325,847

IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3 (LIBOR USD 1-Month plus 0.27%)

2.67%	10/25/36	[2]	7,720,025	4,921,183

IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1

4.14%	05/25/36	[4]	547,096	486,110

IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3

3.74%	06/25/36	[4]	4,758,750	4,634,781

IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4

6.49%	09/25/28		54,319	55,862

JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class M1 (LIBOR USD 1-Month plus 0.27%)

2.67% 05/25/362			8,167,884	8,153,657

JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2 (LIBOR USD 1-Month plus 0.29%)

2.69%	07/25/36	[2]	12,400,000	12,252,813

JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1 (LIBOR USD 1-Month plus 0.23%)

2.63%	11/25/36	[2]	5,320,400	5,332,173

JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV3 (LIBOR USD 1-Month plus 0.32%)

2.72%	11/25/36	[2]	14,417,000	14,367,217

JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4 (LIBOR USD 1-Month plus 0.16%)

2.56%	06/25/36	[2]	2,381,604	2,370,029

JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1

4.32%	08/25/35	[4]	50,793	49,721

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 177

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1

4.46%	05/25/36	[4]	$43,470	$42,446

JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2

5.88%	06/25/21		188,937	179,467

JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2

5.50%	03/25/22		100,660	98,194

Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A (LIBOR USD 1-Month plus 1.75%)

4.18%	01/28/70	[1,2]	14,893,310	15,145,263

Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1 (STEP-reset date 08/25/19)

3.44%	05/25/59	[1]	15,117,713	15,149,830

Lehman XS Trust, Series 2005-4, Class 1A3 (LIBOR USD 1-Month plus 0.80%)

3.20%	10/25/35	[2]	93,992	93,735

Lehman XS Trust, Series 2005-5N, Class 3A1A (LIBOR USD 1-Month plus 0.30%)

2.70%	11/25/35	[2]	5,043,601	5,029,710

Lehman XS Trust, Series 2006-GP2, Class 1A5A (LIBOR USD 1-Month plus 0.21%)

2.61%	06/25/46	[2]	8,043,181	7,538,532

Lehman XS Trust, Series 2007-18N, Class 1A1 (LIBOR USD 1-Month plus 0.85%)

3.25%	10/25/37	[2]	7,945,799	7,643,879

MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1

4.33%	11/25/33	[4]	309,144	314,023

MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1

5.39%	10/25/34	[4]	556,752	558,406

MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3

4.46%	04/25/34	[4]	79,586	81,447

MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1

4.83%	02/25/36	[4]	53,060	52,363

MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1 (LIBOR USD 1-Month plus 0.15%)

2.55%	03/25/47	[2]	5,841,752	5,626,346

MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A27

0.00%	03/25/47	5,6,8,†	20,725,600	—

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4 (LIBOR USD 1-Month plus 0.28%)

2.68%	05/25/37	[2]	$3,150,000	$2,773,492

Merrill Lynch Alternative Note Asset Trust, Series 2007-A3, Class A2D (LIBOR USD 1-Month plus 0.33%)

2.73%	04/25/37	[2,5,6]	883,581	79,108

Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4 (LIBOR USD 1-Month plus 0.25%)

2.65%	07/25/37	[2]	1,257,204	858,217

Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A

4.58%	10/25/33	[4]	208,169	212,558

Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)

4.69%	08/25/36	[2]	1,920,396	1,908,694

Mid-State Capital Corp., Series 2004-1, Class B

8.90%	08/15/37		60,850	69,356

Morgan Stanley Capital I, Inc., Trust, Series 2006-NC2, Class A2D (LIBOR USD 1-Month plus 0.29%)

2.69%	02/25/36	[2]	2,988,200	2,872,426

Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4 (LIBOR USD 1-Month plus 0.28%)

2.68%	02/25/36	[2]	3,324,023	3,304,723

Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4

4.13%	09/25/34	[4]	459,608	456,185

Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1 (LIBOR USD 1-Month plus 0.28%)

2.68%	11/25/35	[2]	25,467	25,554

Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A

5.25%	02/25/21		147,171	146,612

Morgan Stanley Resecuritization Trust, Series 13-R3, Class 12A7

0.00%	01/26/47	[5,8]	1,200,000	—

Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A (Federal Reserve US 12-Month Cumulative Average plus 0.84%)

3.32%	11/26/46	[1,2]	2,587,959	2,560,179

MortgageIT Trust, Series 2005-2, Class 2A (LIBOR USD 1-Month plus 1.65%)

4.09%	05/25/35	[2]	2,644,859	2,684,523

See accompanying notes to Schedule of Portfolio Investments.
178 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

MortgageIT Trust, Series 2005-4, Class A1 (LIBOR USD 1-Month plus 0.28%)

2.68%	10/25/35	[2]	$2,949,003	$2,971,400

MortgageIT Trust, Series 2005-5, Class A1 (LIBOR USD 1-Month plus 0.52%)

2.92%	12/25/35	[2]	543,998	540,029

New Century Home Equity Loan Trust, Series 2005-D, Class A2D (LIBOR USD 1-Month plus 0.33%)

2.73%	02/25/36	[2]	3,076,980	3,009,427

New York Mortgage Trust, Series 2005-3, Class A1 (LIBOR USD 1-Month plus 0.48%)

2.88%	02/25/36	[2]	676,017	677,816

Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1

4.71%	08/25/35	[4]	3,903,764	3,941,827

Nomura Resecuritization Trust, Series 2016-2R, Class 1A1

2.58%	09/26/36	[1,4]	5,016,480	4,950,512

Nomura Resecuritization Trust, Series 2011-2RA, Class 1A2

4.12%	12/26/46	[1,4]	3,760,927	3,800,949

Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5

8.16%	09/15/29	[4]	10,743,901	5,666,694

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-3, Class M2 (LIBOR USD 1-Month plus 0.48%)

2.88%	07/25/35	[2]	11,301,000	10,949,154

Ownit Mortgage Loan Trust, Series 2006-2, Class A1 (LIBOR USD 1-Month plus 0.21%)

2.61%	01/25/37	[2]	11,257,414	11,112,123

Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3 (LIBOR USD 1-Month plus 0.31%)

2.71%	06/25/47	[2]	5,152,000	4,686,380

RAAC Trust, Series 2005-SP1, Class 4A1

7.00%	09/25/34		114,315	118,111

Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1

4.83%	12/25/35	[4]	2,565,494	2,361,931

Residential Accredit Loans Trust, Series 2005-QA4, Class A41

4.53%	04/25/35	[4]	102,029	96,070

Residential Accredit Loans Trust, Series 2005-QA7, Class A21

4.61%	07/25/35	[4]	1,180,581	1,136,908

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Residential Accredit Loans Trust, Series 2005-QA8, Class CB21

4.63%	07/25/35	[4]	$1,009,999	$788,702

Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1

5.75%	09/25/21		77,193	74,519

Residential Accredit Loans Trust, Series 2006-QS16, Class A6

6.00%	11/25/36		747,925	689,438

Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)

0.18%	01/25/37	[4,5,6]	2,987,637	24,322

Residential Asset Securities Trust, Series 2004-KS9, Class AII4 (LIBOR USD 1-Month plus 0.60%)

3.00%	10/25/34	[2]	13,987	13,096

Residential Asset Securities Trust, Series 2005-KS9, Class M4 (LIBOR USD 1-Month plus 0.60%)

3.00%	10/25/35	[2]	5,465,000	5,395,259

Residential Asset Securitization Trust, Series 2006-A9CB, Class A9

6.00%	09/25/36		5,578,876	3,257,356

Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A

4.82%	04/25/37	[4]	286,308	191,736

Saxon Asset Securities Trust, Series 2005-4, Class M1 (LIBOR USD 1-Month plus 0.44%)

2.84%	11/25/37	[2]	7,887,174	7,871,922

Saxon Asset Securities Trust, Series 2007-2, Class A2C (LIBOR USD 1-Month plus 0.24%)

2.64%	05/25/47	[2]	19,045,553	16,416,943

Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF4 (STEP-reset date 08/25/19)

3.36%	01/25/36		5,188,397	4,689,442

Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2 (LIBOR USD 1-Month plus 0.23%)

2.63%	02/25/37	[2]	1,307,585	712,657

Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR4, Class A2B (LIBOR USD 1-Month plus 0.20%)

2.60%	05/25/37	[2]	2,649,575	1,721,337

Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B (LIBOR USD 1-Month plus 0.15%)

2.55%	12/25/36	[2]	7,650,660	4,461,448

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 179

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Soundview Home Loan Trust, Series 2006-WF2, Class M1 (LIBOR USD 1-Month plus 0.22%)

2.62%	12/25/36	[2]	$12,750,000	$12,704,664

Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3 (LIBOR USD 1-Month plus 0.26%)

2.66%	02/25/37	[2]	1,126,051	444,035

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A

4.45%	09/25/34	[4]	1,202,247	1,200,489

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2

4.40%	03/25/34	[4]	1,740,367	1,711,381

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1

4.49%	06/25/35	[4]	1,642,797	1,627,100

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A

4.62%	11/25/35	[4]	1,431,498	1,277,283

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3

4.23%	04/25/35	[4]	3,636,360	3,628,961

Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1 (LIBOR USD 1-Month plus 0.16%)

2.56%	12/25/36	[2]	2,428,175	2,368,234

Structured Asset Investment Loan Trust, Series 2004-6, Class A3 (LIBOR USD 1-Month plus 0.80%)

3.20%	07/25/34	[2]	15,510,082	15,184,268

Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1

3.99%	05/25/36	[4]	531,814	358,878

Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1 (LIBOR USD 1-Month plus 0.21%)

2.61%	05/25/36	[2]	474,030	447,272

Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1 (Federal Reserve US 12-Month Cumulative Average plus 1.50%)

4.00%	08/25/47	[2]	11,475,410	11,272,815

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2 (LIBOR USD 1-Month plus 1.50%)

3.94%	02/25/35	[2]	150,027	151,040

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A (LIBOR USD 1-Month plus 1.75%)

4.19%	03/25/35	[2]	1,965,167	1,930,668

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 3A3

4.47%	11/25/33	[4]	$72,472	$73,738

Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 3A1

4.32%	10/25/37	[4]	2,341,989	2,224,753

Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1

4.92%	01/25/37	[4]	780,431	793,103

Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1

4.76%	01/25/37	[4]	543,194	559,794

WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2 (LIBOR USD 1-Month plus 0.11%)

2.51%	01/25/37	[2]	3,741,601	2,379,702

WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A (LIBOR USD 1-Month plus 0.72%)

3.12%	11/25/34	[2]	224,214	228,447

WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1

4.39%	01/25/35	[4]	769,178	798,635

WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A (LIBOR USD 1-Month plus 0.42%)

2.82%	05/25/44	[2]	113,449	115,203

WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A (LIBOR USD 1-Month plus 0.64%)

3.04%	01/25/45	[2]	244,496	238,720

WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A (LIBOR USD 1-Month plus 0.32%)

2.72%	08/25/45	[2]	571,417	568,646

WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6

3.99%	10/25/35	[4]	1,760,540	1,756,951

WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1 (LIBOR USD 1-Month plus 0.29%)

2.69%	10/25/45	[2]	1,396,155	1,397,149

WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1

4.06%	12/25/35	[4]	35,179	34,574

WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3

4.24%	12/25/35	[4]	2,025,662	2,028,542

See accompanying notes to Schedule of Portfolio Investments.
180 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)

WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21 (LIBOR USD 1-Month plus 0.33%)

2.73%	01/25/45	[2]	$1,112,535	$1,089,866

WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A (LIBOR USD 1-Month plus 0.46%)

2.86%	04/25/45	[2]	1,171,605	1,141,168

WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A (LIBOR USD 1-Month plus 0.64%)

3.04%	07/25/45	[2]	1,039,259	1,065,770

WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A (Federal Reserve US 12-Month Cumulative Average plus 1.00%)

3.50%	02/25/46	[2]	6,797,158	6,950,680

WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A (Federal Reserve US 12-Month Cumulative Average plus 0.94%)

3.42%	05/25/46	[2]	2,784,132	2,857,506

WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A (Federal Reserve US 12-Month Cumulative Average plus 0.98%)

3.48%	07/25/46	[2]	5,854,869	5,574,600

WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1

3.56%	03/25/37	[4]	2,681,646	2,536,035

WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A (Federal Reserve US 12-Month Cumulative Average plus 0.75%)

3.25%	06/25/47	[2]	2,177,060	2,046,623

Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1

6.25%	11/25/37		3,186,375	3,157,652

Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-2, Class A4 (LIBOR USD 1-Month plus 0.25%)

2.65%	07/25/36	[2]	906,286	901,396

Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-1, Class A3 (LIBOR USD 1-Month plus 0.32%)

2.72%	03/25/37	[2]	4,690,000	3,996,946

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1

4.77%	10/25/35	[4]	1,059,620	1,071,097

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2

4.99%	07/25/36	[4]	171,043	174,144

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1

4.75%	10/25/36	[4]	$829,519	$830,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1

4.99%	03/25/36	[4]	1,373,706	1,417,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1

5.22%	04/25/36	[4]	173,764	177,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2

5.00%	04/25/36	[4]	1,593,628	1,624,934

				791,126,683

U.S. Agency Commercial

Mortgage-Backed – 4.78%
Fannie Mae-Aces, Series 2010-M5, Class X (IO)

1.08%	07/25/20	[4]	8,813,318	66,317
Fannie Mae-Aces, Series 2011-M5, Class X (IO)

1.21%	07/25/21	[4]	53,012,552	972,126
Fannie Mae-Aces, Series 2012-M17, Class X2 (IO)

0.43%	11/25/22	[4]	103,444,131	1,005,311
Fannie Mae-Aces, Series 2012-M2, Class X (IO)

0.80%	02/25/22	[4]	61,626,048	941,711
Fannie Mae-Aces, Series 2012-M4, Class X1 (IO)

0.68%	04/25/22	[4]	59,097,792	619,425
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)

2.72%	07/25/39	[4]	72,164,300	2,647,925
Fannie Mae-Aces, Series 2016-M13, Class FA (LIBOR USD 1-Month plus 0.67%)

3.11%	11/25/23	[2]	4,383,782	4,387,815
Fannie Mae-Aces, Series 2016-M2, Class X3 (IO)

2.04%	04/25/36	[4]	87,832,880	3,628,960
Fannie Mae-Aces, Series 2016-M4, Class X2 (IO)

2.67%	01/25/39	[4]	59,940,151	5,053,605
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1 (IO)

1.69%	08/25/19	[4]	40,639,963	63,000
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)

1.20%	04/25/20	[4]	48,367,820	244,964

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 181

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K011, Class X3 (IO)

2.66%	12/25/43	[4]	$50,337,359	$1,826,023

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3 (IO)

2.90%	08/25/39	[4]	32,027,257	1,764,382

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3 (IO)

2.03%	07/25/40	[4]	26,660,903	1,471,753

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)

1.87%	08/25/40	[4]	37,280,187	1,989,748

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X1 (IO)

0.34%	04/25/23	[4]	386,806,364	3,060,470

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K056, Class XAM (IO)

1.29%	05/25/26	[4]	38,290,000	2,780,620

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K057, Class X1 (IO)

1.32%	07/25/26	[4]	77,540,975	5,342,092

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X3 (IO)

1.48%	05/25/40	[4]	79,541,384	461,738

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1 (IO)

0.56%	06/25/22	[4]	88,362,360	404,258

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1 (IO)

0.83%	12/25/22	[4]	96,872,869	1,192,641

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KIR1, Class X (IO)

1.21%	03/25/26	[4]	52,074,301	3,162,717

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1

1.42%	05/25/21		3,386,728	3,368,113

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1

2.46%	03/25/22		6,348,626	6,412,398

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ20, Class A1

3.21%	10/25/24		$4,061,812	$4,234,854

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KLU1, Class A1

2.38%	01/25/25		15,000,000	15,078,679

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS05, Class A (LIBOR USD 1-Month plus 0.50%)

2.93%	01/25/23	[2]	6,670,878	6,678,478

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)

0.78%	09/25/25	[4]	104,500,000	3,833,478

Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H

3.05%	01/25/46	[4]	15,447,910	15,542,931

Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT2

2.49%	09/25/26	[4]	14,641,385	14,984,140

Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q007, Class APT1

2.99%	10/25/47	[4]	11,860,162	12,083,887

Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q007, Class APT2

3.33%	10/25/47	[4]	14,109,480	14,607,037

Freddie Mac Multifamily Structured Pass-Through Certificates, Series X3FX, Class XFX (IO)

0.23%	06/25/27	[4]	274,224,109	2,499,032

Ginnie Mae, Series 2006-3, Class C

5.24%	04/16/39	[4]	241,883	241,797

Ginnie Mae, Series 2011-152, Class IO (IO)

0.32%	08/16/51	[4]	14,809,627	136,397

Ginnie Mae, Series 2012-112, Class IO (IO)

0.28%	02/16/53	[4]	62,521,834	1,199,531

Ginnie Mae, Series 2012-78, Class IO (IO)

0.49%	06/16/52	[4]	90,876,009	1,692,729

Ginnie Mae, Series 2014-103, Class IO (IO)

0.61%	05/16/55	[4]	42,324,471	1,280,738

Ginnie Mae, Series 2014-125, Class IO (IO)

0.96%	11/16/54	[4]	40,784,908	2,464,383

See accompanying notes to Schedule of Portfolio Investments.
182 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)

Ginnie Mae, Series 2016-22, Class IX (IO)

1.29%	06/16/38	[4]	$5,034,936	$954,707

Ginnie Mae, Series 2017-105, Class IO (IO)

0.74%	05/16/59	[4]	24,492,853	1,757,415

				152,138,325

U.S. Agency Mortgage-Backed — 6.61%

Fannie Mae Pool AN0026

3.48%	11/01/35		3,619,265	3,885,322

Fannie Mae Pool AN0971

3.11%	02/01/28		7,535,000	7,930,365

Fannie Mae Pool AN0976

3.26%	02/01/28		2,954,705	3,139,523

Fannie Mae Pool AN1151

3.20%	03/01/31		3,607,981	3,781,326

Fannie Mae Pool AN2799

2.21%	09/01/26		12,655,000	12,433,595

Fannie Mae Pool AN3516 (LIBOR USD 1-Month plus 0.65%)

3.05%	11/01/26	[2]	17,245,000	17,251,031

Fannie Mae Pool AN3597 (LIBOR USD 1-Month plus 0.64%)

3.04%	11/01/26	[2]	15,000,000	14,986,374

Fannie Mae Pool AN6168

3.13%	07/01/32		5,800,000	6,032,311

Fannie Mae Pool AN7345

3.21%	11/01/37		16,531,244	17,044,629

Fannie Mae Pool AN9413

3.79%	07/01/28		3,095,000	3,375,510

Fannie Mae Pool AN9572

3.77%	07/01/30		6,384,000	7,066,787

Fannie Mae Pool AN9612

3.72%	07/01/33		4,059,000	4,499,151

Fannie Mae Pool BL0242

3.82%	11/01/30		15,550,000	17,305,135

Fannie Mae Pool BL0753

4.08%	01/01/34		6,000,000	6,912,052

Fannie Mae Pool BL1132

3.73%	01/01/29		9,468,400	10,361,225

Fannie Mae Pool BL1137

3.73%	01/01/29		21,436,800	23,701,844

Fannie Mae Pool BL2360

3.45%	05/01/34		12,065,000	12,769,631

Fannie Mae REMICS, Series 2006-11, Class PS (-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)

15.75%	03/25/36	[2]	22,026	33,633

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Fannie Mae REMICS, Series 2006-8, Class HJ (IO) (-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)

4.20%	03/25/36	[2]	$1,143,166	$207,491

Fannie Mae REMICS, Series 2007-52, Class LS (IO) (-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)

3.65%	06/25/37	[2]	46,075	5,358

Fannie Mae REMICS, Series 2007-77, Class SK (IO) (-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)

3.47%	08/25/37	[2]	85,985	13,523

Fannie Mae REMICS, Series 2007-88, Class JI (IO) (-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)

4.05%	04/25/37	[2]	1,177,325	224,557

Fannie Mae REMICS, Series 2008-18, Class SM (IO) (-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)

4.60%	03/25/38	[2]	54,913	7,230

Fannie Mae REMICS, Series 2008-62, Class SN (IO) (-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)

3.80%	07/25/38	[2]	222,981	40,956

Fannie Mae REMICS, Series 2010-116, Class SE (IO) (-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)

4.20%	10/25/40	[2]	68,232	9,276

Fannie Mae REMICS, Series 2013-5, Class GF (LIBOR USD 1-Month plus 1.10%)

3.50%	10/25/42	[2]	342,759	341,017

Fannie Mae REMICS, Series 2014-49, Class CF (LIBOR USD 1-Month plus 1.00%)

3.40%	07/25/43	[2]	14,521,503	14,554,285

Freddie Mac REMICS, Series 2711, Class FA (LIBOR USD 1-Month plus 1.00%)

3.39%	11/15/33	[2]	81,471	83,016

Freddie Mac REMICS, Series 2733, Class FB (LIBOR USD 1-Month plus 0.60%)

2.99%	10/15/33	[2]	323,602	325,812

Freddie Mac REMICS, Series 3339, Class JS (-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)

27.27%	07/15/37	[2]	16,238	30,394

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 183

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)

Freddie Mac REMICS, Series 3404, Class AS (IO) (-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)

3.50%	01/15/38	[2]	$73,269	$12,882

Freddie Mac REMICS, Series 3439, Class SC (IO) (-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)

3.51%	04/15/38	[2]	52,600	7,825

Freddie Mac REMICS, Series 3828, Class TF (LIBOR USD 1-Month plus 0.40%)

2.79%	04/15/29	[2]	3,383	3,383

Freddie Mac REMICS, Series 3885, Class PO (PO)

0.00%	11/15/33	[9]	24,606	21,892

Freddie Mac REMICS, Series 4030, Class HS (IO) (-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)

4.22%	04/15/42	[2]	163,525	30,614

Freddie Mac REMICS, Series 4638, Class UF (LIBOR USD 1-Month plus 1.00%)

3.40%	09/15/44	[2]	4,976,000	5,050,737

Freddie Mac REMICS, Series 4824, Class ZC

4.00%	09/15/48		222,195	222,940

Ginnie Mae II Pool (TBA)

4.50%	09/20/48		15,325,000	15,970,326

Ginnie Mae, Series 2011-146, Class EI (IO)

5.00%	11/16/41		131,183	26,656

Ginnie Mae, Series 2011-69, Class GI (IO)

5.00%	05/16/40		158,298	8,576

Ginnie Mae, Series 2011-70, Class IL (IO) (-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)

0.60%	06/16/37	[2]	771,074	13,343

Ginnie Mae, Series 2011-81, Class IC (IO) (-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)

0.62%	07/20/35	[2]	1,032,812	18,302

Ginnie Mae, Series 2012-7, Class PI (IO)

3.50%	01/20/38		24,887	306

Ginnie Mae, Series 2013-135, Class CS (IO) (-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)

3.81%	09/16/43	[2]	3,113,268	505,796

Ginnie Mae, Series 2017-136, Class IO (IO)

5.00%	09/20/47		994,553	166,355

				210,412,292

Total Mortgage-Backed
(Cost $1,414,167,327)				1,400,860,331

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 0.60%*

California — 0.30%

Los Angeles Department of Water & Power, Build America Bonds, Series SY

6.01%	07/01/39	$1,950,000	$2,539,855

State of California, Build America Bonds

7.95%	03/01/36	6,650,000	6,900,771

			9,440,626

New York — 0.30%

City of New York, Build America Bonds, Series F1

6.65%	12/01/31	3,000,000	3,181,650

New York City Municipal Water Finance Authority, Build America Bonds, Series SE

6.49%	06/15/42	1,650,000	1,714,944

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries FI

3.95%	08/01/32	1,000,000	1,076,620

New York State Dormitory Authority, Build America Bonds

5.29%	03/15/33	3,100,000	3,743,560

			9,716,774

Total Municipal Bonds
(Cost $18,809,148)			19,157,400

Total Bonds – 89.08%
(Cost $2,812,856,385)			2,837,722,691

		Shares	Value

COMMON STOCK — 0.03%

Electric — 0.03%

Homer City Holdings LLC[1,5,6,7]		112,222	953,887

Total Common Stock
(Cost $5,519,754)

See accompanying notes to Schedule of Portfolio Investments.
184 / June 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 10.27%

Money Market Funds — 3.69%

Fidelity Investments Money Market Funds - Government Portfolio

2.27%[10,11]		1	$1

Morgan Stanley Institutional Liquidity Funds-Government Portfolio

2.29%[10]		117,626,000	117,626,000

			117,626,001

U.S. Treasury Bills — 6.58%

U.S. Treasury Bills

2.11%[12,13]	09/26/19	$2,915,000	2,900,524

2.34%[13]	07/16/19	60,000,000	59,948,122

2.40%[13]	07/18/19	42,337,000	42,296,091

2.40%[13]	10/24/19	15,000,000	14,904,945

2.41%[13]	10/10/19	75,000,000	74,560,229

2.42%[13]	07/11/19	15,000,000	14,991,990

			209,601,901

Total Short-Term Investments
(Cost $327,132,692)			327,227,902

Total Investments – 99.38%
(Cost $3,145,508,831)			3,165,904,480

Cash and Other Assets, Less Liabilities – 0.62%			19,605,386

Net Assets – 100.00%			$3,185,509,866

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2019.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $5,102,446, which is 0.16% of total net assets.
[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2019.
[10]	Represents the current yield as of June 30, 2019.
[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,900,512.
[13]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $2,074,103, which is 0.07% of total net assets. These securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.
June 2019 / 185

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS

U.S. Treasury Five Year Note	2,429	09/30/19	$287,001,531	$3,883,572	$3,883,572

FUTURES CONTRACTS: SHORT POSITIONS

U.S. Treasury Ten Year Ultra Bond	1,062	09/19/19	(146,688,750)	(2,516,720)	(2,516,720)

U.S. Treasury Ultra Bond	569	09/19/19	(101,033,063)	(3,079,988)	(3,079,988)

			(247,721,813)	(5,596,708)	(5,596,708)

TOTAL FUTURES CONTRACTS			$39,279,718	$(1,713,136)	$(1,713,136)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE

Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$168,440	$2,147,610	$—	$2,147,610

Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	81,590	1,075,797	—	1,075,797

Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	69,245	(1,978,378)	—	(1,978,378)

Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	33,420	(998,466)	—	(998,466)

TOTAL SWAPS CONTRACTS							$352,695	$246,563	$—	$246,563

1 Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.
186 / June 2019

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of a Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

June 2019 / 187

Notes to Financial Statements (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the period ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1	- unadjusted quoted prices in active markets for identical securities

* Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3	- significant unobservable inputs that are not corroborated by observable market data

188 / June 2019

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be Level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in Level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service

June 2019 / 189

Notes to Financial Statements (Continued)

providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2019, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, corporate bonds and warrants.

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value as of June 30, 2019 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 2,099,000	$ —	$ —	$ 2,099,000
U.S. Agency Discount Notes	—	399,010	—	399,010
U.S. Treasury Bills	4,924,423	—	—	4,924,423
Long-Term Investments:
Asset-Backed Securities	—	2,263,300	—	2,263,300
Corporates	—	11,476,126	—	11,476,126
Mortgage-Backed	—	7,641,881	108,987	7,750,868
Mutual Funds	1,502,504	—	—	1,502,504
U.S. Treasury Securities	273,834	—	—	273,834

Other Financial Instruments *
Assets:
Equity contracts	1,271,669	—	—	1,271,669

Total	$ 10,071,430	$ 21,780,317	$ 108,987	$ 31,960,734

*Other financial instruments include futures. Equity contracts include futures.

190 / June 2019

Notes to Financial Statements (Continued)

CORPORATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
U.S. Treasury Bills	$14,926	$ —	$ —	$ 14,926
Long-Term Investments:
Corporates	—	1,870,644	—	1,870,644
Mortgage-Backed	—	289,659	47,975	337,634
Municipal Bonds	—	17,667	—	17,667
U.S. Treasury Securities	14,668	—	—	14,668

Other Financial Instruments *
Assets:
Interest rate contracts	4,238	—	—	4,238

Total	$33,832	$2,177,970	$47,975	$2,259,777

*Other financial instruments include futures. Interest rate contracts include futures.

FLEXIBLE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$871,000	$ —	$ —	$ 871,000
Long-Term Investments:
Asset-Backed Securities	—	620,913	—	620,913
Corporates	—	1,049,631	—	1,049,631
Mortgage-Backed	—	2,696,781	385,061	3,081,842

Total	$871,000	$4,367,325	$385,061	$5,623,386

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$11,865,000	$ —	$ —	$ 11,865,000
U.S. Treasury Bills	9,058,747	—	—	9,058,747
Long-Term Investments:
Bank Loans	—	230,758,757	1,971,100	232,729,857
Corporates	—	17,415,113	—	17,415,113
Municipal Bonds	—	415,084	—	415,084

Total	$ 20,923,747	$248,588,954	$1,971,100	$271,483,801

June 2019 / 191

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 23,259,000	$ —	$ —	$ 23,259,000
U.S. Treasury Bills	42,040,863	—	—	42,040,863
Long-Term Investments:
Bank Loans	—	93,496,510	—	93,496,510
Common Stock	—	—	4,378,741	4,378,741
Corporates	—	322,132,966	193,168	322,326,134
Warrant	—	—	46,143	46,143

Other Financial Instruments *
Assets:
Interest rate contracts	2,308,390	—	—	2,308,390
Liabilities:
Interest rate contracts	(769,774)	—	—	(769,774)

Total	$ 66,838,479	$ 415,629,476	$ 4,618,052	$ 487,086,007

*Other financial instruments include futures. Interest rate contracts include futures.

192 / June 2019

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 113,832,018	$ —	$ —	$ 113,832,018
U.S. Treasury Bills	15,138,773	—	—	15,138,773
Long-Term Investments:
Asset-Backed Securities	—	43,384,408	—	43,384,408
Bank Loans	—	5,669,443	—	5,669,443
Common Stock	—	—	68,119	68,119
Corporates	—	222,764,276	—	222,764,276
Mortgage-Backed	—	120,642,047	—	120,642,047
Municipal Bonds	—	5,007,675	—	5,007,675
U.S. Agency Securities	—	223,116	—	223,116
U.S. Treasury Securities	341,487,442	3,779,068	—	345,266,510

Other Financial Instruments *
Assets:
Interest rate contracts	1,677,010	774,583	—	2,451,593
Liabilities:
Interest rate contracts	(73,196)	(715,517)	—	(788,713)

Total	$ 472,062,047	$ 401,529,099	$ 68,119	$ 873,659,265

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

June 2019 / 193

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 96,000	$ —	$ —	$ 96,000
U.S. Treasury Bills	26,866	—	—	26,866
Long-Term Investments:
Asset-Backed Securities	—	668,642	—	668,642
Corporates	—	3,071,834	—	3,071,834
Mortgage-Backed	—	1,849,626	107,487	1,957,113
Municipal Bonds	—	5,444	—	5,444
U.S. Treasury Securities	237,743	—	—	237,743

Other Financial Instruments *
Assets:
Interest rate contracts	42,727	6,131	—	48,858
Liabilities:
Interest rate contracts	(16,518)	(5,662)	—	(22,180)

Total	$386,818	$5,596,015	$ 107,487	$6,090,320

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

194 / June 2019

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 35,064,000	$ —	$ —	$ 35,064,000
U.S. Treasury Bills	111,390,536	—	—	111,390,536
Long-Term Investments:
Asset-Backed Securities	—	155,847,245	—	155,847,245
Bank Loans	—	12,526,959	934,247	13,461,206
Common Stock	—	—	905,259	905,259
Corporates	—	706,118,964	—	706,118,964
Mortgage-Backed	—	770,774,058	2,025,134	772,799,192
Purchased Swaptions	—	2,817	—	2,817
U.S. Treasury Securities	316,717,967	—	—	316,717,967

Other Financial Instruments *
Assets:
Interest rate contracts	5,825,166	2,119,553	—	7,944,719
Liabilities:
Interest rate contracts	(251,509)	(1,957,947)	—	(2,209,456)

Total	$ 468,746,160	$ 1,645,431,649	$ 3,864,640	$ 2,118,042,449

*Other financial instruments include futures, swaps and written swaptions. Interest rate contracts include futures, swaps and written swaptions.

June 2019 / 195

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$3,032,000	$ —	$ —	$ 3,032,000
U.S. Treasury Bills	3,778,195	—	—	3,778,195
Long-Term Investments:
Asset-Backed Securities	—	10,906,871	132,176	11,039,047
Corporates	—	28,370,824	—	28,370,824
Foreign Government Obligations	—	858,144	—	858,144
Mortgage-Backed	—	33,743,589	397,814	34,141,403
Municipal Bonds	—	663,296	—	663,296

Other Financial Instruments *
Assets:
Interest rate contracts	27,874	87,850	—	115,724
Liabilities:
Interest rate contracts	(340,072)	(81,095)	—	(421,167)

Total	$6,497,997	$74,549,479	$529,990	$81,577,466

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

196 / June 2019

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$4,193,186,024	$ —	$ —	$ 4,193,186,024
U.S. Agency Discount Notes	—	1,395,749,015	—	1,395,749,015
U.S. Treasury Bills	1,531,722,183	—	—	1,531,722,183
Long-Term Investments:
Asset-Backed Securities	—	3,614,784,247	8,584,442	3,623,368,689
Bank Loans	—	793,066,310	7,714,123	800,780,433
Common Stock	—	—	10,035,975	10,035,975
Corporates	—	18,891,570,050	19,780,279	18,911,350,329
Foreign Government Obligations	—	99,383,601	—	99,383,601
Mortgage-Backed	—	28,350,803,652	14,585,488	28,365,389,140
Municipal Bonds	—	464,568,086	—	464,568,086
Purchased Options - Exchange Traded	40,000,000	—	—	40,000,000
U.S. Treasury Securities	20,341,622,218	1,216,149,114	—	21,557,771,332

Other Financial Instruments *
Assets:
Interest rate contracts	182,307,701	74,470,776	—	256,778,477
Liabilities:
Interest rate contracts	(35,868,002)	(68,800,224)	—	(104,668,226)

Total	$26,252,970,124	$54,831,744,627	$ 60,700,307	$81,145,415,058

*Other financial instruments include futures, swaps and written options. Interest rate contracts include futures, swaps and written options.

June 2019 / 197

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 464,000	$ —	$ —	$ 464,000
U.S. Treasury Bills	26,129,847	—	—	26,129,847
Long-Term Investments:
Asset-Backed Securities	—	2,233,211	—	2,233,211
Corporates	—	23,271,070	—	23,271,070
Mortgage-Backed	—	32,752,522	32,120	32,784,642
U.S. Treasury Securities	13,989,643	—	—	13,989,643

Other Financial Instruments *
Assets:
Interest rate contracts	14,321	—	—	14,321

Total	$40,597,811	$ 58,256,803	$ 32,120	$98,886,734

*Other financial instruments include futures. Interest contracts include futures.

198 / June 2019

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 117,626,001	$ —	$ —	$ 117,626,001
U.S. Treasury Bills	209,601,901	—	—	209,601,901
Long-Term Investments:
Asset-Backed Securities	—	433,858,941	—	433,858,941
Bank Loans	—	38,878,474	2,020,360	40,898,834
Common Stock	—	—	953,887	953,887
Corporates	—	900,408,342	2,023,763	902,432,105
Foreign Government Obligations	—	40,515,080	—	40,515,080
Mortgage-Backed	—	1,400,755,895	104,436	1,400,860,331
Municipal Bonds	—	19,157,400	—	19,157,400

Other Financial Instruments *
Assets:
Interest rate contracts	3,883,572	3,223,407	—	7,106,979
Liabilities:
Interest rate contracts	(5,596,708)	(2,976,844)	—	(8,573,552)

Total	$ 325,514,766	$ 2,833,820,695	$ 5,102,446	$ 3,164,437,907

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

June 2019 / 199

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred from Level 1 to Level 2 or from Level 2 to Level 1 for the period ended June 30, 2019.

For the period ended June 30, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$6,804	$130,732
Accrued discounts/premiums	(2)	(2,828)
Realized (loss)	(3)	(1,307)
Change in unrealized appreciation/ (depreciation)*	26	(2,063)
Purchases	—	—
Sales	(6,825)	(15,547)
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of June 30, 2019	$—	$108,987

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $(2,726) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

CORPORATE BOND FUND	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$49,677
Accrued discounts/premiums	(634)
Realized gain/(loss)	—
Change in unrealized depreciation*	(1,068)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2019	$47,975

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $(1,068) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

200 / June 2019

Notes to Financial Statements (Continued)

FLEXIBLE INCOME FUND	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$182,387
Accrued discounts/premiums	(4,258)
Realized gain/(loss)	—
Change in unrealized appreciation*	52,391
Purchases	154,541
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2019	$385,061

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $31,689 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2019	$2,478,928
Accrued discounts/premiums	257
Realized gain	49
Change in unrealized appreciation*	28,294
Purchases	—
Sales	(536,428)
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2019	$1,971,100

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $27,901 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

June 2019 / 201

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	COMMON STOCK	CORPORATES	WARRANT

Balance as of April 1, 2019	$4,378,741	$376,362	$55,696
Accrued discounts/premiums	—	(81)	—
Realized gain	—	988	—
Change in unrealized depreciation*	—	(125,251)	(9,553)
Purchases	—	—	—
Sales	—	(58,850)	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2019	$4,378,741	$193,168	$46,143

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $(134,803) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30,2019.

INTERMEDIATE BOND FUND	BANK LOANS	COMMON STOCK

Balance as of April 1, 2019	$290,291	$68,119
Accrued discounts/premiums	15	—
Realized gain	57	—
Change in unrealized appreciation*	837	—
Purchases	—	—
Sales	(291,200)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of June 30, 2019	$—	$68,119

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $0 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

202 / June 2019

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$109,178
Accrued discounts/premiums	(42)
Realized gain	263
Change in unrealized depreciation*	(731)
Purchases	—
Sales	(1,181)
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2019	$107,487

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $(731) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

LOW DURATION BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$2,276,685	$905,259	$2,104,368
Accrued discounts/premiums	271	—	(9,998)
Realized (loss)	(596)	—	—
Change in unrealized appreciation/(depreciation)*	29,166	—	(69,236)
Purchases	—	—	—
Sales	(1,371,279)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2019	$934,247	$905,259	$2,025,134

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $(45,103) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

June 2019 / 203

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$130,567	$407,696
Accrued discounts/premiums	65	14,459
Realized gain/(loss)	—	—
Change in unrealized appeciation/ (depreciation)*	1,544	(24,341)
Purchases	—	—
Sales	—	—
Corporate action	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of June 30, 2019	$132,176	$397,814	***

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $(22,796) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

*** As of March 31, 2019 and June 30, 2019, GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$8,584,058	$11,389,405	$10,035,975	$20,247,152	$15,090,098
Accrued discounts/premiums	—	19,748	—	(14,002)	(267,750)
Realized (loss)	—	(93)	—	—	—
Change in unrealized appreciation/ (depreciation)*	384	(2,063)	—	931,947	(236,860)
Purchases	—	—	—	—	—
Sales	—	(3,692,874)	—	(1,384,818)	—
Transfers into Level 3**	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—

Balance as of June 30, 2019	$8,584,442	$7,714,123	$10,035,975	$19,780,279	$14,585,488 ***

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $680,524 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

*** As of March 31, 2019 and June 30, 2019 GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

204 / June 2019

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$33,152
Accrued discounts/premiums	(1,370)
Realized gain/(loss)	—
Change in unrealized appreciation*	338
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2019	$32,120	***

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $338 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

*** As of March 31, 2019 and June 30, 2019, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

UNCONSTRAINED BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$2,554,930	$953,887	$2,729,771	$106,822
Accrued discounts/premiums	2,419	—	(2,094)	7,806
Realized gain/(loss)	213	—	(16,154)	—
Change in unrealized appreciation/ (depreciation)*	34,868	—	(561,304)	(10,192)
Purchases	—	—	—	—
Sales	(572,070)	—	(126,456)	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of June 30, 2019	$2,020,360	$953,887	$2,023,763	$104,436	***

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2019 was $(538,256) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2019.

*** As of March 31, 2019 and June 30, 2019, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 and GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value. As of June 30, 2019, Morgan Stanley Resecuritization Trust, Series 13-R3, Class 12A had a $0 market value.

June 2019 / 205

Notes to Financial Statements (Continued)

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2019, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Commercial Mortgage-Backed	$62,671	Third-party Vendor	Vendor Prices	$0.73 - $4.23	$3.00
Mortgage-Backed Securities-Non Agency	$46,316	Third-party Vendor	Vendor Prices	1.61	1.61

CORPORATE BOND FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$47,975	Third-party Vendor	Vendor Prices	$0.73 - $4.28	$2.72

FLEXIBLE INCOME FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$29,487	Third-party Vendor	Vendor Prices	$3.57	$3.57
Mortgage-Backed Securities-Non- Agency	$355,574	Third-party Vendor	Vendor Prices	4.64 - 29.76	16.99

FLOATING RATE INCOME FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,971,100	Third-party Vendor	Vendor Prices	$97.00 - $100.38	$98.72

HIGH YIELD BOND FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Common Stock	$4,378,741	Broker Quote	Offered Quote	$8.50 - $29.00	$8.99
Corporate Securities	$193,168	Third-party Vendor	Vendor Prices	10.00 - 105.50	85.72
Warrant	$46,143	Third-party Vendor	Vendor Prices	3.00 - 3.50	3.42

INTERMEDIATE BOND FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Common Stock	$68,119	Broker Quote	Offered Quote	$8.50	$8.50

INVESTMENT GRADE CREDIT FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$27,029	Third-party Vendor	Vendor Prices	$0.73	$0.73
Mortgage-Backed Securities-Non Agency	$80,458	Third-party Vendor	Vendor Prices	84.94	84.94

206 / June 2019

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$934,247	Third-party Vendor	Vendor Prices	$97.00	$97.00
Common Stock	$905,259	Broker Quote	Offered Quote	8.50	8.50
Mortgage-Backed Securities-Non-Agency	$2,025,134	Third-party Vendor	Vendor Prices	1.84	1.84

STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$132,176	Benchmark Pricing	Offered Quote	$8.92 - $28.00	$22.59
Mortgage-Backed Securities- Commercial Mortgage Backed	$245,960	Third-party Vendor	Vendor Prices	3.57 - 4.78	4.36
Mortgage-Backed Securities-Non-Agency	$151,854	Third-party Vendor	Vendor Prices	0.00 - 8.95	8.95

TOTAL RETURN BOND FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$8,584,442	Benchmark Pricing	Offered Quote	$28.00 - $31.00	$29.73
Bank Loans	$7,714,123	Third-party Vendor	Vendor Prices	96.17	96.17
Common Stock	$10,035,975	Broker Quote	Offered Quote	8.50	8.50
Corporate Securities	$19,780,279	Third-party Vendor	Vendor Prices	112.25	112.25
Mortgage-Backed Securities-Non-Agency	$14,585,488	Third-party Vendor	Vendor Prices	0.00 - 3.20	2.18

ULTRA SHORT BOND FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Non-Agency	$32,120	Third-party Vendor	Vendor Prices	$0.00 - $1.61	$1.61

UNCONSTRAINED BOND FUND	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$2,020,360	Third-party Vendor	Vendor Prices	$96.17 - $97.00	$96.72
Common Stock	$953,887	Broker Quote	Offered Quote	8.50	8.50
Corporate Securities	$2,023,763	Third-party Vendor	Vendor Prices	10.00 - 112.25	101.26
Mortgage-Backed Securities-Non-Agency	$104,436	Third-party Vendor	Vendor Prices	0.00 - 8.95	7.01

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value

June 2019 / 207

Notes to Financial Statements (Continued)

of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended June 30, 2019, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

208 / June 2019

Notes to Financial Statements (Continued)

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2019, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own.The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended June 30, 2019, the Funds did not receive any in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2019, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements held on June 30, 2019.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it

June 2019 / 209

Notes to Financial Statements (Continued)

immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of June 30, 2019, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to

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Notes to Financial Statements (Continued)

deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an

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Notes to Financial Statements (Concluded)

existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2019, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2019, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

3.	COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2019:

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED (LOSS)
Romulus Merger Sub LLC, Delayed-Draw Term Loan, 1st Lien	February 2025	$104,397	$(3,437)
Premise Health Holding Corp., Term Loan, 1st Lien	July 2025	55,114	(312)
VT Topco, Inc., Term Loan, 1st Lien	August 2025	34,460	(11)
NMN Holdings III Corp. Term Loan, 1st Lien	November 2025	260,531	(1,322)
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien	May 2026	59,394	(130)
Kwor Acquisition, Inc., Term Loan, 1st Lien	June 2026	90,682	676
BCPE Empire Holdings, Inc., Term Loan, 1st Lien	June 2026	205,311	(386)
Allied Universal Holdco, LLC, Term Loan, 1st Lien	June 2026	67,399	(113)

Total Unfunded Commitments		$877,288	$(5,035)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

212 / June 2019